UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01545

Eaton Vance Special Investment Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

Item 1. Reports to Stockholders

Semiannual Report June 30, 2008

EATON VANCE
BALANCED
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Balanced Fund as of June 30, 2008

investment update

Arieh Coll

Portfolio Manager,

Capital Growth Portfolio

Duke E. Laflamme, CFA

Portfolio Manager, Investment
Grade Income Portfolio

Michael R. Mach, CFA
Portfolio Manager,

Large-Cap Value Portfolio

Economic and Market Conditions

•                  Equity markets remained challenging during the six months ended June 30, 2008, as concerns surrounding ailing credit markets, elevated commodity prices and a slowing global economy failed to abate. The equity markets suffered their worst quarterly loss in more than five years in the first quarter of 2008. The second quarter remained just as difficult, as investors dealt with ongoing turmoil in the financial and housing markets, creeping inflation and a global economic slowdown. Major indices registered declines in the first half of the year, with the S&P 500 Index losing 11.9% during the period. Small-cap stocks continued to lead large-cap stocks, and growth stocks outpaced their value counterparts. Bonds gained slightly. The Lehman Brothers U.S. Aggregate Bond Index and U.S. Government/Credit Index had total returns of 1.13% and 0.98%, respectively, during the period.(4)

•                  The S&P 500 Index’s sector performance varied widely during the period, with commodity-linked energy and materials sectors faring the best and registering the S&P 500 Index’s only positive returns. The weakest-performing sectors were financials, telecommunication services and industrials.

•                  In the bond markets, credit yield spreads were volatile, widening in the first quarter of 2008, narrowing through mid-May, remaining flat through mid-June, and then widening again dramatically in the final weeks of the period. Financial institutions felt increasing pressure during the period from rising delinquency rates, which had spread from subprime loans into other consumer loan-backed securities, as well as from continued reports of losses.

Management Discussion

•                  During the six-months ended June 30, 2008, the stock market declined, with losses in the S&P 500 Index exceeding 11%. The Fund(1) performed comparatively well, however, with a decline of less than 2% that was the result of excellent stock selection within the equity portion, allocation decisions among certain sectors, and the relative stability provided by the Fund’s fixed-income holdings. The Fund also outperformed the average return of the Lipper Mixed- Asset Target Allocation Growth Funds Classification. As the Lipper rankings on page 3 indicate, the Fund’s Class A shares ranked 13th out of 655 funds in the Lipper Mixed-Asset Target Allocation Growth Funds Classification for one year; 6th out of 546 funds for 3 years; 38th out of 417 funds for 5 years; and 58th out of 234 funds for 10 years.(2)

•                  At June 30, 2008, the Fund invested approximately 40% of its net assets in Capital Growth Portfolio, which invests in a broadly diversified selection of seasoned securities representing a number of different industries. Stock selection in this Portfolio made substantial contributions to relative performance, with Portfolio holdings in the energy, materials, industrials and health care sectors having the biggest impact. Portfolio holdings in the information

Eaton Vance Balanced Fund

Total Return performance 12/31/07 – 6/30/08

Fund - Class A(3)	-1.43%
Fund - Class B(3)	-1.80
Fund - Class C(3)	-1.80
S&P 500 Index(4)	-11.90
Lehman Brothers U.S. Aggregate Bond Index(4)	1.13
Lehman Brothers U.S. Government/Credit Index(4)	0.98
Lipper Mixed-Asset Target Allocation Growth Funds Average(4)	-7.75

Please see page 3 for more performance information.

(1)

The Fund allocates its assets among common stocks and fixed-income securities, with its equity holdings further diversified among growth and value-oriented stocks. This allocation is achieved through the Fund’s investments in two equity Portfolios – Capital Growth Portfolio and Large-Cap Value Portfolio – and a fixed-income Portfolio, Investment Grade Income Portfolio.

(2)

Source: Lipper Inc. Rankings are based on percentage change in net asset value with all distributions reinvested and do not take sales charges into consideration. Past performance is no guarantee of future results. It is not possible to invest in a Lipper Classification.

(3)

These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower.

(4)

It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return shown is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

technology and consumer discretionary sectors also contributed positively. The only significant detractor was the financials sector.

•                  At June 30, 2008, the Fund invested approximately 32% of its net assets in Large-Cap Value Portfolio, which invests primarily in value stocks of large-cap companies. During the period, Portfolio selections in the financials, energy, consumer staples and industrials sectors led the Portfolio’s performance, with lesser, but still positive contributions from Portfolio holdings in the materials, consumer discretionary and information technology sectors. Health care was the only sector that detracted significantly from the Portfolio’s returns during the period.

•                  At June 30, 2008, the Fund invested approximately 28% of its net assets in Investment Grade Income Portfolio, which invests primarily in fixed-income securities.(1) During the six-month period, the Portfolio’s defensive positioning benefited relative performance. Management selectively increased exposure to financials before the sector’s low in March and then reduced exposure after credit spreads narrowed, which was beneficial for the Portfolio’s performance. However, the Portfolio’s barbell strategy detracted from performance due to the steepening of the yield curve during the period. On balance, the Portfolio had positive total returns for the period, with returns that were in line with the Lehman Brothers U.S. Aggregate Bond Index.

(1)	These securities may include preferred stocks, corporate bonds, U.S. Government securities, mortgage-backed securities and asset-backed securities.

asset allocation*

By Fund’s prorated share of each Portfolio’s total investments (net of cash collateral maintained pursuant to the securities lending agreement)

Portfolio Composition

Fixed-Income Investments — Allocation*

By Fund’s prorated share of each Portfolio’s total investments equity investments — sector Weightings*

By Fund’s prorated share of each Portfolio’s total investments

* Investments in Capital Growth Portfolio represented approximately 40% of the Fund’s net assets, while Large-Cap Value Portfolio represented approximately 32% of the Fund’s net assets and Investment Grade Income Portfolio represented approximately 28% of the Fund’s net assets as of 6/30/08. The Portfolio’s total investments are reduced by the Eaton Vance Cash Collateral Fund balance, which is maintained pursuant to the securities lending agreement.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

2

Eaton Vance Balanced Fund as of June 30, 2008

Fund peRFORmanCe

Performance(1)

	Class A	Class B	Class C
Share Class Symbol	EVIFX	EMIFX	ECIFX
Average Annual Total Returns (at net asset value)
Six Months	-1.43%	-1.80%	-1.80%
One Year	4.30	3.39	3.38
Five Years	10.49	9.64	9.63
Ten Years	4.99	4.19	4.17
Life of Fund†	9.59	7.27	7.07

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-7.15%	-6.58%	-2.75%
One Year	-1.69	-1.24	2.46
Five Years	9.17	9.36	9.63
Ten Years	4.37	4.19	4.17
Life of Fund†	9.51	7.27	7.07

† Inception Dates – Class A: 4/1/32; Class B: 11/2/93; Class C: 11/2/93

(1)

Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were included, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Total Annual Operating Expenses(2)

	Class A	Class B	Class C
Gross Expense Ratio	1.20%	1.95%	1.95%
Net Expense Ratio	1.15	1.90	1.90

(2)

Source: Prospectus dated 5/1/08. Reflects a contractual expense reduction that cannot be terminated or decreased without the approval of the Trustees and shareholders and is intended to continue indefinitely. Without this reduction performance would have been lower.

Lipper Quintile Rankings(3)

By total return as of 6/30/08

Eaton vancE balancEd fund class a

LIPPER MIXED-ASSET TARGET ALLOCATION GROWTH FUNDS CLASSIFICATION

Period	Quintile	Ranking

1 Year	1st	13 of 655 funds
3 Years	1st	6 of 546 funds
5 Years	1st	38 of 417 funds
10 Years	2nd	58 of 234 funds

(3)

Source: Lipper Inc. Rankings are based on percentage change in net asset value with all distributions reinvested and do not take sales charges into consideration. Past performance is no guarantee of future results. It is not possible to invest in a Lipper Classification.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Balanced Fund as of June 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 – June 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Balanced Fund

	Beginning Account Value (1/1/08)	Ending Account Value (6/30/08)	Expenses Paid During Period* (1/1/08 – 6/30/08)
Actual
Class A	$1,000.00	$985.70	$5.53
Class B	$1,000.00	$982.00	$9.22
Class C	$1,000.00	$982.00	$9.22
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.30	$5.62
Class B	$1,000.00	$1,015.60	$9.37
Class C	$1,000.00	$1,015.60	$9.37

* Expenses are equal to the Fund's annualized expense ratio of 1.12% for Class A shares, 1.87% for Class B shares and 1.87% for Class C shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2007. The Example reflects the expenses of both the Fund and the Portfolios.

4

Eaton Vance Balanced Fund as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Investment in Capital Growth Portfolio, at value (identified cost, $97,842,683)	$126,078,151
Investment in Investment Grade Income Portfolio, at value (identified cost, $90,013,763)	89,121,210
Investment in Large-Cap Value Portfolio, at value (identified cost, $86,847,537)	103,708,640
Receivable for Fund shares sold	1,442,555
Total assets	$320,350,556
Liabilities
Payable for Fund shares redeemed	$369,672
Payable to affiliate for distribution and service fees	111,882
Payable to affiliate for administration fee	10,919
Payable to affiliate for Trustees' fees	218
Accrued expenses	66,264
Total liabilities	$558,955
Net Assets	$319,791,601
Sources of Net Assets
Paid-in capital	$277,909,041
Accumulated net realized loss from Portfolios (computed on the basis of identified cost)	(1,513,783)
Accumulated distributions in excess of net investment income	(807,675)
Net unrealized appreciation from Portfolios (computed on the basis of identified cost)	44,204,018
Total	$319,791,601
Class A Shares
Net Assets	$245,804,503
Shares Outstanding	32,300,782
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.61
Maximum Offering Price Per Share (100 ÷ 94.25 of $7.61)	$8.07
Class B Shares
Net Assets	$33,887,178
Shares Outstanding	4,449,956
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$7.62
Class C Shares
Net Assets	$40,099,920
Shares Outstanding	5,252,194
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$7.63
On sales of $50,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2008

Investment Income
Interest allocated from Portfolios	$2,516,035
Dividends allocated from Portfolios (net of foreign taxes, $29,712)	1,608,251
Securities lending income allocated from Portfolios, net	341,329
Expenses allocated from Portfolios	(971,973)
Net investment income from Portfolios	$3,493,642
Expenses
Administration fee	$79,982
Trustees' fees and expenses	997
Distribution and service fees Class A	286,771
Class B	164,892
Class C	168,315
Transfer and dividend disbursing agent fees	137,143
Registration fees	28,336
Custodian fee	21,248
Legal and accounting services	18,411
Printing and postage	17,214
Miscellaneous	9,051
Total expenses	$932,360
Net investment income	$2,561,282
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) — Investment transactions (identified cost basis)	$(1,853,810)
Swap contracts	24,713
Foreign currency transactions	(1,110)
Net realized loss	$(1,830,207)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(4,508,645)
Financial futures contracts	(5,580)
Swap contracts	(28,170)
Foreign currency	(928)
Net change in unrealized appreciation (depreciation)	$(4,543,323)
Net realized and unrealized loss	$(6,373,530)
Net decrease in net assets from operations	$(3,812,248)

See notes to financial statements
5

Eaton Vance Balanced Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
From operations — Net investment income	$2,561,282	$3,736,166
Net realized gain (loss) from investment transactions, swap contracts and foreign currency transactions	(1,830,207)	21,029,115
Net change in unrealized appreciation (depreciation) of investments, financial futures contracts, swap contracts and foreign currency	(4,543,323)	10,737,919
Net increase (decrease) in net assets from operations	$(3,812,248)	$35,503,200
Distributions to shareholders — From net investment income Class A	$(2,955,125)	$(3,683,475)
Class B	(291,549)	(376,364)
Class C	(320,418)	(220,755)
From net realized gain Class A	(3,953,995)	(17,805,082)
Class B	(562,675)	(2,725,420)
Class C	(572,369)	(2,178,500)
Total distributions to shareholders	$(8,656,131)	$(26,989,596)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$44,039,106	$58,550,335
Class B	6,435,933	8,892,302
Class C	17,146,653	13,822,670
Net asset value of shares issued to shareholders in payment of distributions declared Class A	5,051,910	16,033,769
Class B	685,505	2,575,079
Class C	696,040	1,986,991
Cost of shares redeemed Class A	(19,524,915)	(25,825,828)
Class B	(3,507,371)	(5,851,524)
Class C	(5,738,522)	(3,450,218)
Net asset value of shares exchanged Class A	2,168,911	4,499,418
Class B	(2,168,911)	(4,499,418)
Net increase in net assets from Fund share transactions	$45,284,339	$66,733,576
Net increase in net assets	$32,815,960	$75,247,180
Net Assets
At beginning of period	$286,975,641	$211,728,461
At end of period	$319,791,601	$286,975,641
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(807,675)	$198,135

See notes to financial statements
6

Eaton Vance Balanced Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)(1)		2007(1)		2006(1)		2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$7.960		$7.600		$6.900		$6.650		$6.040		$4.990
Income (loss) from operations
Net investment income	$0.072		$0.137		$0.123		$0.078		$0.070		$0.022
Net realized and unrealized gain (loss)	(0.194)		1.067		0.866		0.274		0.623		1.073
Total income (loss) from operations	$(0.122)		$1.204		$0.989		$0.352		$0.693		$1.095
Less distributions
From net investment income	$(0.095)		$(0.158)		$(0.117)		$(0.102)		$(0.083)		$(0.045)
From net realized gain	(0.133)		(0.686)		(0.172)		—		—		—
Total distributions	$(0.228)		$(0.844)		$(0.289)		$(0.102)		$(0.083)		$(0.045)
Net asset value — End of period	$7.610		$7.960		$7.600		$6.900		$6.650		$6.040
Total Return(2)	(1.43	)%(7)	16.10%		14.47%		5.35%		11.57%		22.04%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$245,805		$223,779		$163,835		$150,343		$155,088		$139,528
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)(4)	1.12	%(5)	1.15	%(6)	1.18	%(6)	1.20	%(6)	1.21	%(6)	1.25%
Net investment income	1.90	%(5)	1.69	%(6)	1.69	%(6)	1.19	%(6)	1.13	%(6)	0.40%
Portfolio Turnover of Capital Growth Portfolio	113	%(7)	175%		158%		222%		213%		240%
Portfolio Turnover of Investment Grade Income Portfolio	32	%(7)	130%		93%		66%		71%		65%
Portfolio Turnover of Large-Cap Value Portfolio	27	%(7)	35%		52%		72%		56%		57%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolios' allocated expenses.

(4)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)  Annualized.

(6)  The investment adviser waived a portion of its investment adviser fee on one or more of the Portfolios. Had such actions not been taken, the ratios would have been the same.

(7)  Not annualized.

See notes to financial statements
7

Eaton Vance Balanced Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)(1)		2007(1)		2006(1)		2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$7.960		$7.600		$6.900		$6.620		$6.000		$4.950
Income (loss) from operations
Net investment income (loss)	$0.043		$0.076		$0.067		$0.029		$0.023		$(0.019)
Net realized and unrealized gain (loss)	(0.183)		1.068		0.867		0.265		0.622		1.072
Total income (loss) from operations	$(0.140)		$1.144		$0.934		$0.294		$0.645		$1.053
Less distributions
From net investment income	$(0.067)		$(0.098)		$(0.062)		$(0.014)		$(0.025)		$(0.003)
From net realized gain	(0.133)		(0.686)		(0.172)		—		—		—
Total distributions	$(0.200)		$(0.784)		$(0.234)		$(0.014)		$(0.025)		$(0.003)
Net asset value — End of period	$7.620		$7.960		$7.600		$6.900		$6.620		$6.000
Total Return(2)	(1.80	)%(7)	15.24%		13.60%		4.50%		10.63%		21.30%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$33,887		$33,911		$31,414		$35,406		$39,336		$47,909
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)(4)	1.87	%(5)	1.90	%(6)	1.93	%(6)	1.95	%(6)	1.96	%(6)	2.00%
Net investment income (loss)	1.14	%(5)	0.94	%(6)	0.92	%(6)	0.44	%(6)	0.37	%(6)	(0.35)%
Portfolio Turnover of Capital Growth Portfolio	113	%(7)	175%		158%		222%		213%		240%
Portfolio Turnover of Investment Grade Income Portfolio	32	%(7)	130%		93%		66%		71%		65%
Portfolio Turnover of Large-Cap Value Portfolio	27	%(7)	35%		52%		72%		56%		57%

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolios' allocated expenses.

(4)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)  Annualized.

(6)  The investment adviser waived a portion of its investment adviser fee on one or more of the Portfolios. Had such actions not been taken, the ratios would have been the same.

(7)  Not annualized.

See notes to financial statements
8

Eaton Vance Balanced Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)(1)		2007(1)		2006(1)		2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$7.980		$7.620		$6.910		$6.630		$6.020		$4.970
Income (loss) from operations
Net investment income (loss)	$0.044		$0.076		$0.069		$0.029		$0.024		$(0.019)
Net realized and unrealized gain (loss)	(0.194)		1.068		0.875		0.266		0.613		1.072
Total income (loss) from operations	$(0.150)		$1.144		$0.944		$0.295		$0.637		$1.053
Less distributions
From net investment income	$(0.067)		$(0.098)		$(0.062)		$(0.015)		$(0.027)		$(0.003)
From net realized gain	(0.133)		(0.686)		(0.172)		—		—		—
Total distributions	$(0.200)		$(0.784)		$(0.234)		$(0.015)		$(0.027)		$(0.003)
Net asset value — End of period	$7.630		$7.980		$7.620		$6.910		$6.630		$6.020
Total Return(2)	(1.80	)%(7)	15.20%		13.73%		4.43%		10.66%		21.25%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$40,100		$29,286		$16,480		$14,069		$13,211		$10,344
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)(4)	1.87	%(5)	1.90	%(6)	1.93	%(6)	1.95	%(6)	1.96	%(6)	2.00%
Net investment income (loss)	1.16	%(5)	0.94	%(6)	0.95	%(6)	0.44	%(6)	0.38	%(6)	(0.35)%
Portfolio Turnover of Capital Growth Portfolio	113	%(7)	175%		158%		222%		213%		240%
Portfolio Turnover of Investment Grade Income Portfolio	32	%(7)	130%		93%		66%		71%		65%
Portfolio Turnover of Large-Cap Value Portfolio	27	%(7)	35%		52%		72%		56%		57%

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolios' allocated expenses.

(4)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)  Annualized.

(6)  The investment adviser waived a portion of its investment adviser fee on one or more of the Portfolios. Had such actions not been taken, the ratios would have been the same.

(7)  Not annualized.

See notes to financial statements
9

Eaton Vance Balanced Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Balanced Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund's investment objective is to seek current income and long-term capital growth. The Fund currently pursues its objectives by investing all of its investable assets in interests in the following three Portfolios managed by Eaton Vance Management (EVM) or its affiliates: Capital Growth Portfolio, Investment Grade Income Portfolio and Large-Cap Value Portfolio (the Portfolios), which are New York trusts. The value of the Fund's investment in the Portfolios reflects the Fund's proportionate interest in the net assets of the Capital Growth Portfolio, Investment Grade Income Portfolio and Large-Cap Value Portfolio (84.6%, 65.6% and 1.0%, respectively, at June 30, 2008). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website (www.sec.gov), at the Commission's public reference room in Washington, DC or upon request from the Fund's principal underwriter, Eaton Vance Distributors Inc. (EVD), by calling 1-800-225-6265.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The valuation policy of each Portfolio is as follows: Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of market quotations provided by independent pricing services. The pricing services consider various factors relating to bonds and/or market transactions to determine market value. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued based on the closing price on the primary exchange on which such contracts trade. Credit default swaps and swaptions are valued by a broker-dealer (usually the counterparty to the agreement). Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios considering relevant factors, data and information

10

Eaton Vance Balanced Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolios may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and EVM, respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral Fund are valued at the net asset value per share on the valuation date.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2008, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period December 31, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex–dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

11

Eaton Vance Balanced Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

3  Transactions with Affiliates

The Portfolios have engaged BMR, a subsidiary of EVM, to render investment advisory services. For the six months ended June 30, 2008, the Fund's allocated portion of the adviser fees paid by the Portfolios was 0.56% (annualized) of the Fund's average daily net assets and amounted to $834,737. The administration fee is earned by EVM as compensation for administering the business affairs of the Fund and is calculated at an annual rate not exceeding 0.10% of the Fund's average daily net assets. EVM has contractually agreed to reduce its administration fee to the extent the combined adviser and administration fees would otherwise exceed the amount of such fees under the fee schedules in place for the Fund and the Portfolios in which it invested as of October 15, 2007. Such contractual fee reduction cannot be terminated or decreased without Trustee and shareholder approval. For the six months ended June 30, 2008, the administration fee was 0.05% (annualized) of the Fund's average daily net assets and amounted to $79,982. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2008, EVM earned $8,423 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM, received $40,434 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2008. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolios who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2008 amounted to $286,771 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2008, the Fund paid or accrued to EVD $123,669 and $126,236 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At June 30, 2008, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $513,000 and $3,204,000, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal service and/or the maintenance of shareholders accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2008 amounted to $41,223 and $42,079 for Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC

12

Eaton Vance Balanced Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2008, the Fund was informed that EVD received approximately $16,000, $18,000 and $15,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended June 30, 2008, increases and decreases in the Fund's investment in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals
Capital Growth Portfolio	$20,934,401	$13,535,600
Investment Grade Income Portfolio	23,943,774	15,316,229
Large-Cap Value Portfolio	20,934,401	1,535,600

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	5,771,777	7,200,327
Issued to shareholders electing to receive payments of distributions in Fund shares	685,107	1,997,559
Redemptions	(2,566,806)	(3,188,588)
Exchange from Class B shares	284,970	559,235
Net increase	4,175,048	6,568,533

Class B	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	846,411	1,095,323
Issued to shareholders electing to receive payments of distributions in Fund shares	92,988	320,621
Redemptions	(463,961)	(728,031)
Exchange to Class A shares	(284,879)	(559,285)
Net increase	190,559	128,628
Class C	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	2,237,710	1,685,853
Issued to shareholders electing to receive payments of distributions in Fund shares	93,995	246,694
Redemptions	(748,895)	(425,064)
Net increase	1,582,810	1,507,483

13

Eaton Vance Balanced Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

14

Eaton Vance Balanced Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of the Capital Growth Portfolio, the Large-Cap Value Portfolio and the Investment Grade Income Portfolio (the "Portfolios"), the portfolios in which the Eaton Vance Balanced Fund (the "Fund") invests, each with Boston Management and Research (the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Portfolios by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios. For the Investment Grade Income Portfolio, the Board noted the abilities and experience of such investment personnel in analyzing factors relevant to investing in investment grade bonds, including the Adviser's in-house research capabilities. For the Capital Growth Portfolio and the Large-Cap Value Portfolio, the Board noted the Adviser's in-house equity research capabilities. For all the Portfolios, the Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

15

Eaton Vance Balanced Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2007 for the Fund as well as the performance for various time periods of the Portfolios. The Board concluded that the Fund's performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolios and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolios.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolios, the structure of the advisory fees, which include breakpoints at various asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

16

Eaton Vance Balanced Fund

OFFICERS AND TRUSTEES

Officers
Thomas E. Faust Jr.
President and Trustee
Michael A. Allison
Vice President
J. Scott Craig
Vice President
Gregory R. Greene
Vice President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert J. Milmore
Vice President
J. Bradley Ohlmuller
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Chief Legal Officer and Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

17

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Capital Growth Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%
Security	Shares	Value
Biotechnology — 1.0%
Genzyme Corp.(1)	20,100	$1,447,602
		$1,447,602
Capital Markets — 4.1%
Aberdeen Asset Management PLC	152,000	$398,277
FCStone Group, Inc.(1)	10,000	279,300
Macquarie Group, Ltd.	46,000	2,143,783
MF Global, Ltd.(1)(2)	523,000	3,300,130
		$6,121,490
Chemicals — 3.5%
Innophos Holdings, Inc.	162,590	$5,194,751
		$5,194,751
Commercial Banks — 1.5%
Banco Itau Holding Financeira SA ADR	106,875	$2,170,631
		$2,170,631
Commercial Services & Supplies — 1.2%
CoStar Group, Inc.(1)(2)	22,300	$991,235
Waste Management, Inc.	20,000	754,200
		$1,745,435
Communications Equipment — 3.8%
Research In Motion, Ltd.(1)	37,136	$4,341,198
Riverbed Technology, Inc.(1)(2)	94,000	1,289,680
		$5,630,878
Computer Peripherals — 1.4%
Apple, Inc.(1)	12,400	$2,076,256
		$2,076,256
Construction & Engineering — 2.5%
Chicago Bridge & Iron Co. NV	52,000	$2,070,640
Northwest Pipe Co.(1)	30,000	1,674,000
		$3,744,640

Security	Shares	Value
Containers & Packaging — 0.4%
Owens-Illinois, Inc.(1)	14,600	$608,674
		$608,674
Diversified Financial Services — 0.5%
IntercontinentalExchange, Inc.(1)	6,000	$684,000
		$684,000
Diversified Telecommunication Services — 1.4%
Cogent Communications Group, Inc.(1)(2)	154,000	$2,063,600
		$2,063,600
Electrical Equipment — 6.6%
First Solar, Inc.(1)	2,500	$682,050
GrafTech International, Ltd.(1)	187,019	5,017,720
JA Solar Holdings Co., Ltd. ADR(1)(2)	218,800	3,686,780
Suntech Power Holdings Co., Ltd. ADR(1)(2)	14,000	524,440
		$9,910,990
Energy Equipment & Services — 1.6%
Diamond Offshore Drilling, Inc.	17,700	$2,462,778
		$2,462,778
Health Care Equipment & Supplies — 1.5%
ArthroCare Corp.(1)(2)	17,000	$693,770
Edwards Lifesciences Corp.(1)(2)	12,300	763,092
Masimo Corp.(1)	21,000	721,350
		$2,178,212
Health Care Providers & Services — 0.7%
DaVita, Inc.(1)	13,500	$717,255
Healthways, Inc.(1)	9,579	283,538
		$1,000,793
Hotels, Restaurants & Leisure — 1.5%
Scientific Games Corp., Class A(1)(2)	74,500	$2,206,690
		$2,206,690
Household Durables — 0.2%
Centex Corp.	28,192	$376,927
		$376,927

See notes to financial statements
1

Capital Growth Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Internet & Catalog Retail — 3.0%
NutriSystem, Inc.(2)	33,000	$466,620
Orbitz Worldwide, Inc.(1)(2)	107,000	536,070
Priceline.com, Inc.(1)(2)	30,400	3,509,984
		$4,512,674
Internet Software & Services — 4.8%
Absolute Software Corp.(1)	100,000	$1,033,956
Bankrate, Inc.(1)(2)	51,300	2,004,291
Equinix, Inc.(1)(2)	15,700	1,400,754
Google, Inc., Class A(1)	4,993	2,628,415
Switch & Data Facilities Co., Inc.(1)	6,178	104,964
		$7,172,380
Investment Services — 0.9%
Heckmann Corp.(1)(2)	154,000	$1,379,840
		$1,379,840
IT Services — 1.1%
MasterCard, Inc., Class A	6,300	$1,672,776
		$1,672,776
Machinery — 3.3%
Colfax Corp.(1)	15,016	$376,752
Flowserve Corp.	17,000	2,323,900
Titan International, Inc.	61,200	2,179,944
		$4,880,596
Media — 0.5%
Central European Media Enterprises, Ltd., Class A(1)(2)	8,423	$762,534
		$762,534
Metals & Mining — 12.6%
Consolidated Thompson Iron Mines, Ltd.(1)	159,000	$1,401,074
Eldorado Gold Corp.(1)	171,000	1,479,150
Fording Canadian Coal Trust(2)	42,700	4,082,547
Gammon Gold, Inc.(1)(2)	186,146	2,019,684
Golden Star Resources, Ltd.(1)	471,000	1,266,990
Roca Mines, Inc.(1)	79,770	174,550
Silver Wheaton Corp.(1)	105,000	1,538,250
Thompson Creek Metals Co., Inc.(1)	195,256	3,833,719

Security	Shares	Value
Metals & Mining (continued)
United States Steel Corp.	15,800	$2,919,524
Western Copper Corp.(1)	70,000	87,625
		$18,803,113
Multiline Retail — 2.9%
Big Lots, Inc.(1)(2)	83,930	$2,621,973
Dollar Tree, Inc.(1)	50,000	1,634,500
		$4,256,473
Oil, Gas & Consumable Fuels — 22.7%
Alpha Natural Resources, Inc.(1)(2)	54,200	$5,652,518
Centennial Coal Co., Ltd.	290,000	1,553,024
Gasco Energy, Inc.(1)(2)	194,000	805,100
Goodrich Petroleum Corp.(1)(2)	28,030	2,324,248
Hess Corp.	47,200	5,956,168
Massey Energy Co.	63,244	5,929,125
Patriot Coal Corp.(1)(2)	44,100	6,760,089
Quicksilver Resources, Inc.(1)(2)	33,787	1,305,530
Range Resources Corp.	9,500	622,630
Rex Energy Corp.(1)	16,896	446,054
Rosetta Resources, Inc.(1)	42,600	1,214,100
SandRidge Energy, Inc.(1)	9,551	616,804
TXCO Resources, Inc.(1)(2)	49,000	576,240
		$33,761,630
Pharmaceuticals — 2.8%
Elan Corp. PLC ADR(1)	111,000	$3,946,050
Perrigo Co.	9,000	285,930
		$4,231,980
Semiconductors & Semiconductor Equipment — 7.0%
Atheros Communications, Inc.(1)	107,900	$3,237,000
ON Semiconductor Corp.(1)	147,000	1,347,990
Renesola, Ltd.(1)(2)	407,000	3,577,151
Renesola, Ltd. ADR(1)(2)	132,437	2,291,160
		$10,453,301
Specialty Retail — 2.9%
Advance Auto Parts, Inc.	19,000	$737,770
Coldwater Creek, Inc.(1)(2)	147,000	776,160

See notes to financial statements
2

Capital Growth Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Specialty Retail (continued)
Lumber Liquidators, Inc.(1)(2)	40,000	$520,000
Office Depot, Inc.(1)	98,000	1,072,120
Pier 1 Imports, Inc.(1)(2)	198,448	682,661
TJX Companies, Inc. (The)	18,000	566,460
		$4,355,171
Textiles, Apparel & Luxury Goods — 1.1%
Gildan Activewear, Inc.(1)	62,800	$1,625,264
		$1,625,264
Total Common Stocks (identified cost $113,721,173)		$147,492,079
Short-Term Investments — 35.9%
Description	Shares/Interest (000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 2.83%(3)(4)	50,504	$50,503,693
Investment in Cash Management Portfolio, 2.28%(4)	$3,059	3,059,154
Total Short-Term Investments (identified cost $53,562,847)		$53,562,847
Total Investments — 134.9% (identified cost $167,284,020)		$201,054,926
Other Assets, Less Liabilities — (34.9)%		$(52,055,872)
Net Assets — 100.0%		$148,999,054

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  All or a portion of this security was on loan at June 30, 2008.

(3)  The amount invested in the Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(4)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2008.

See notes to financial statements
3

Capital Growth Portfolio as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Unaffiliated investments, at value including $47,949,389 of securities on loan (identified cost, $113,721,173)	$147,492,079
Affiliated investments, at value (identified cost, $53,562,847)	53,562,847
Receivable for investments sold	2,610,821
Dividends and interest receivable	219,998
Interest receivable from affiliated investment	5,009
Securities lending income receivable	167,282
Total assets	$204,058,036
Liabilities
Collateral for securities loaned	$50,503,693
Payable for investments purchased	4,417,784
Payable to affiliate for investment adviser fee	78,302
Payable to affiliate for Trustees' fees	279
Accrued expenses	58,924
Total liabilities	$55,058,982
Net Assets applicable to investors' interest in Portfolio	$148,999,054
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$115,229,290
Net unrealized appreciation (computed on the basis of identified cost)	33,769,764
Total	$148,999,054

Statement of Operations

For the Six Months Ended
June 30, 2008

Investment Income
Dividends (net of foreign taxes, $20,359)	$490,774
Interest	45
Securities lending income, net	344,872
Interest income allocated from affiliated investment	148,595
Expenses allocated from affiliated investment	(20,153)
Total investment income	$964,133
Expenses
Investment adviser fee	$390,617
Trustees' fees and expenses	2,842
Custodian fee	46,218
Legal and accounting services	35,936
Miscellaneous	2,803
Total expenses	$478,416
Net investment income	$485,717
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$96,693
Foreign currency transactions	(298)
Net realized gain	$96,395
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$3,699,450
Foreign currency	(1,116)
Net change in unrealized appreciation (depreciation)	$3,698,334
Net realized and unrealized gain	$3,794,729
Net increase in net assets from operations	$4,280,446

See notes to financial statements
4

Capital Growth Portfolio as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
From operations — Net investment income	$485,717	$971,807
Net realized gain from investment and foreign currency transactions	96,395	24,567,250
Net change in unrealized appreciation (depreciation) of investments and foreign currency	3,698,334	4,725,370
Net increase in net assets from operations	$4,280,446	$30,264,427
Capital transactions — Contributions	$23,292,735	$25,178,268
Withdrawals	(15,970,744)	(23,327,100)
Net increase in net assets from capital transactions	$7,321,991	$1,851,168
Net increase in net assets	$11,602,437	$32,115,595
Net Assets
At beginning of period	$137,396,617	$105,281,022
At end of period	$148,999,054	$137,396,617

See notes to financial statements
5

Capital Growth Portfolio as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006		2005		2004		2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	0.77	%(4)	0.76%	0.76	%(2)	0.75	%(2)	0.77	%(2)	0.73%
Net investment income (loss)	0.75	%(4)	0.84%	0.80%		0.24%		(0.08)%		(0.45)%
Portfolio Turnover	113	%(5)	175%	158%		222%		213%		240%
Total Return	2.96	%(5)	31.07%	19.52%		3.32%		14.79	%(3)	31.99%
Net assets, end of period (000's omitted)	$148,999		$137,397	$105,281		$113,076		$102,319		$88,195

(1)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)  The investment adviser waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the years ended December 31, 2006 and 2004 and equal to 0.01% of average daily net assets for the year ended December 31, 2005).

(3)  The net realized gain on disposal of investments purchased which did not meet the Portfolio's investment guidelines had no effect on total return.

(4)  Annualized.

(5)  Not annualized.

See notes to financial statements
6

Capital Growth Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Capital Growth Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to seek growth of capital. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2008, Eaton Vance Balanced Fund held an 84.6% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral Fund are valued at the net asset value per share on the valuation date.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate,

7

Capital Growth Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2008, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended December 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for management and investment advisory service rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio's average daily net assets up to and including $170 million and 0.50% of average daily net assets over $170 million, and is payable monthly. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fee. For the six months ended June 30, 2008, the Portfolio's adviser fee totaled $409,516 of which $18,899 was allocated from Cash Management and $390,617 was paid or accrued directly by the Portfolio. For the six months ended June 30, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.625% (annualized) of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

8

Capital Growth Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $156,249,641 and $143,128,419, respectively, for the six months ended June 30, 2008.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2008, as determined on a federal tax income tax basis, were as follows:

Aggregate cost	$167,361,743
Gross unrealized appreciation	$39,870,101
Gross unrealized depreciation	(6,176,918)
Net unrealized appreciation	$33,693,183

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2008.

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $178,558 for the six months ended June 30, 2008. At June 30, 2008, the value of the securities loaned and the value of the collateral amounted to $47,949,389 and $50,503,693, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

7  Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2008, the inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$193,382,691
Level 2	Other Significant Observable Inputs	7,672,235
Level 3	Significant Unobservable Inputs	—
Total		$201,054,926

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

9

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Investment Adviser of
Capital Growth Portfolio, Investment Grade Income Portfolio and Large-Cap Value Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Balanced Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Balanced Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

162-8/08  BALSRC

Semiannual Report June 30, 2008

EATON VANCE
EMERGING
MARKETS
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERYOF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGSAND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Emerging Markets Fund as of June 30, 2008

INVESTMENT UPDATE

Kathryn L. Langridge
Portfolio Manager

Economic and Market Conditions

•             Many emerging markets suffered significant declines during the six months ended June 30, 2008, with most regions plagued by significant volatility during the period. The emerging markets felt the weight of a slower global economic outlook, surging energy and food costs, rising interest rates and generally tighter profit margins. While a rally in some markets from mid-March into May offered a brief respite, the market turmoil started a new in mid-May and finished the period on a down-trend. Asian markets registered the most severe declines, with China and India especially hard-hit by concerns over high inflation, central bank rate hikes and, for China, falling exports to the U.S. and Europe. Eastern Europe markets also saw extreme volatility. Russia declined dramatically early in the year, but rallied strongly from mid-March through mid-May on the strength of soaring oil prices to finish the six-month period with little change. Latin America was, by far, the best-performing region among the emerging markets. Brazil and Argentina were standouts within the region, as they continued to benefit from surging prices for energy, agricultural commodities and raw materials.

Management Discussion

•             The Fund(1) underperformed its benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets Index,(3) for the six months ended June 30, 2008. The primary reason for the Fund’s underperformance was an underweighting in the energy sector. Amid increasing signs of a global economic slowdown and what management deemed overextended prices for key commodities, the Fund remained underweighted in oil and gas stocks. As speculation and supply disruptions pushed oil prices to record levels, this underweighting was the primary reason the Fund lagged its benchmark. This effect was exacerbated by the fact that several Russian and Brazilian oil and gas stocks constitute large components of the MSCI Emerging Markets Index. Relative performance was also constrained by slight overweightings in Asian markets. Despite continuing strong fundamentals, China and India were hurt by rising inflation and slower global growth, while the Thai and Malaysian markets fell amid political uncertainties that overshadowed encouraging economic news.

•             During the first half of 2008, the Fund remained well diversified from a regional and industry stand-point. At June 30, 2008, its largest regional weighting was in Asia, followed by Latin America and Eastern Europe.

•             Asia-based consumer discretionary and materials sectors were among the Fund’s least successful performers. Fears that inflation-pinched consumers might have less purchasing power hurt the Fund’s investments in a Malaysian casino and resort operator. Asian materials sector stocks were also a drag on performance. While demand for infrastructure-related materials remained high in Asia, consumer-related materials suffered from a slowing global economy. The Fund’s investment in a China-based manufacturer of paperboard fared poorly, as slower exports of consumer electronics to the U.S. and Europe resulted in weaker demand for packaging materials.

•             The Fund’s investments in the troubled financial sector turned in a mixed performance. For example, in the banking area, India’s second largest

Eaton Vance Emerging Markets Fund

Total Return Performance 12/31/07 – 6/30/08

Class A(2)	-14.77%
Class B(2)	-1 4.99%
MSCI Emerging Markets Index(3)	-11.76%
Lipper Emerging Markets Funds Average(3)	-12.37%

See page 3 for more performance information.

(1)

The Fund currently invests in a separate registered investment company, Emerging Markets Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

(2)

These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. If sales charges were deducted, the returns would be lower. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase.

(3)

It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index returns reflect dividends net of any applicable foreign withholding taxes. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent expense reductions by Eaton Vance Management and Lloyd George Investment Management, returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

commercial bank suffered a sharp increase in non-performing assets for auto, home, personal and credit card debt. In contrast, stock selection in Latin America helped relative performance, with selected banks benefiting from a rise in consumer borrowing.

•             The utilities sector was the Fund’s best performing sector during the period. A major Brazilian electric utility fared very well, as the company benefited from an aggressive expansion campaign, new operating efficiencies and lower cost of capital. Brazil has seen a surge in demand for electricity due to continuing industrial expansion and rising consumer usage.

•             Latin American materials stocks were among the Fund’s better performers during the period. In Brazil, a fully integrated steel producer generated good returns. The company owns its own mines, railroads and power supply companies, and, thus, was somewhat insulated from rising energy costs and higher shipping rates. In Argentina, a maker of tubular steel used in energy exploration benefited from sharply higher oil prices and increasing drilling activity.

Portfolio Composition

Top Ten Holdings(1)

By net assets
Petroleo Brasileiro S.A.	3.5%
China Mobile, Ltd.	2.8
OAO Gazprom ADR	2.8
Mobile TeleSystems ADR	2.7
Cia Energetica de Minas Gerais	2.6
Companhia Vale do Rio Doce ADR	2.6
MTN Group, Ltd.	2.6
Banco do Brasil S.A.	2.5
PetroChina Co., Ltd., Class H	2.4
Cathay Financial Holding Co., Ltd.	2.4

(1) Top Ten Holdings represented 26.9% of the Portfolio’s net assets as of 6/30/08. Excludes cash equivalents.

Regional Weightings(2)

By net assets

(2) As a percentage of the Portfolio’s net asset as of 6/30/08. Excludes cash equivalents.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

2

Eaton Vance Emerging Markets Fund as of June 30, 2008

FUND PERFORMANCE

Performance(1)

Share Class Symbol	Class A ETEMX	Class B EMEMX
Average Annual Total Returns (at net asset value)
Six Months	-14.77%	-14.99%
One Year	-5.44	-5.89
Five Years	22.71	22.10
Ten Years	14.05	13.46
Life of Fund†	10.43	9.79

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-19.68%	-18.77%
One Year	-10.89	-9.48
Five Years	21.27	21.92
Ten Years	13.37	13.46
Life of Fund†	9.95	9.79

†Inception dates: Class A: 12/8/94; Class B: 11/30/94

(1)

Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase.

Total Annual Operating Expenses(2)

	Class A	Class B
Gross Expense Ratio	2.28%	2.78%
Net Expense Ratio	2.23	2.73

(2)

Source: Prospectus dated 5/1/08. Net Expense Ratio reflects a contractual expense reduction that may not be terminated or decreased without the approval of the Board of Trustees and Shareholders. Without this reduction, expenses would have been higher.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent expense reductions by Eaton Vance Management and Lloyd George Investment Management, returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Emerging Markets Fund as of June 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 – June 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Emerging Markets Fund

	Beginning Account Value (1/1/08)	Ending Account Value (6/30/08)	Expenses Paid During Period* (1/1/08 – 6/30/08)
Actual
Class A	$1,000.00	$852.30	$10.36
Class B	$1,000.00	$850.10	$12.65
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,013.70	$11.27
Class B	$1,000.00	$1,011.20	$13.75

* Expenses are equal to the Fund's annualized expense ratio of 2.25% for Class A shares and 2.75% for Class B shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2007. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance Emerging Markets Fund as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Investment in Emerging Markets Portfolio, at value (identified cost, $108,718,115)	$126,996,809
Receivable for Fund shares sold	104,847
Receivable from the manager and investment adviser to the Portfolio	5,475
Total assets	$127,107,131
Liabilities
Payable for Fund shares redeemed	$521,565
Payable to affiliate for distribution and service fees	65,318
Payable to affiliate for management fee	27,375
Payable to affiliate for Trustees' fees	121
Accrued expenses	53,949
Total liabilities	$668,328
Net Assets	$126,438,803
Sources of Net Assets
Paid-in capital	$99,028,638
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	9,360,592
Accumulated net investment loss	(229,121)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	18,278,694
Total	$126,438,803
Class A Shares
Net Assets	$102,344,742
Shares Outstanding	4,448,039
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$23.01
Maximum Offering Price Per Share (100 ÷ 94.25 of $23.01)	$24.41
Class B Shares
Net Assets	$24,094,061
Shares Outstanding	1,119,768
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$21.52
On sales of $50,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2008

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $78,422)	$1,460,186
Interest allocated from Portfolio	27,208
Expenses allocated from Portfolio	(943,076)
Net investment income from Portfolio	$544,318
Expenses
Management fee	$183,490
Trustees' fees and expenses	897
Distribution and service fees Class A	296,471
Class B	141,018
Transfer and dividend disbursing agent fees	114,697
Registration fees	24,210
Printing and postage	17,613
Custodian fee	15,839
Legal and accounting services	10,859
Miscellaneous	8,322
Total expenses	$813,416
Deduct — Expense reduction by the manager and investment adviser to the Portfolio	$36,698
Total expense reductions	$36,698
Net expenses	$776,718
Net investment loss	$(232,400)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis), net of foreign capital gains taxes of $237,184	$10,466,538
Foreign currency transactions	(264,117)
Net realized gain	$10,202,421
Change in unrealized appreciation (depreciation) — Investments (identified cost basis), net of decrease in accrued foreign capital gains taxes of $320,506	$(34,217,000)
Foreign currency	(50,862)
Net change in unrealized appreciation (depreciation)	$(34,267,862)
Net realized and unrealized loss	$(24,065,441)
Net decrease in net assets from operations	$(24,297,841)

See notes to financial statements
5

Eaton Vance Emerging Markets Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31,2007
From operations — Net investment income (loss)	$(232,400)	$826,810
Net realized gain from investment and foreign currency transactions	10,202,421	38,638,107
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(34,267,862)	(143,607)
Net increase (decrease) in net assets from operations	$(24,297,841)	$39,321,310
Distributions to shareholders — From net investment income Class A	$—	$(267,967)
Class B	—	(57,471)
From net realized gain Class A	(12,351,507)	(22,242,129)
Class B	(3,085,102)	(5,411,098)
Total distributions to shareholders	$(15,436,609)	$(27,978,665)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$11,550,173	$38,392,128
Class B	1,359,177	6,238,251
Net asset value of shares issued to shareholders in payment of distributions declared Class A	9,432,727	17,536,382
Class B	2,570,751	4,491,490
Cost of shares redeemed Class A	(32,098,869)	(71,338,304)
Class B	(4,931,576)	(8,074,068)
Net asset value of shares exchanged Class A	925,606	1,175,395
Class B	(925,606)	(1,175,395)
Redemption fees	1,318	9,563
Net decrease in net assets from Fund share transactions	$(12,116,299)	$(12,744,558)
Net decrease in net assets	$(51,850,749)	$(1,401,913)
Net Assets
At beginning of period	$178,289,552	$179,691,465
At end of period	$126,438,803	$178,289,552
Accumulated undistributed net investment income (loss) included in net assets
At end of period	$(229,121)	$3,279

See notes to financial statements
6

Eaton Vance Emerging Markets Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)		2004(1)		2003
Net asset value — Beginning of period	$30.090		$28.540	$23.960	$20.040		$16.810		$11.510
Income (loss) from operations
Net investment income (loss)	$(0.028)		$0.171	$0.231	$0.117		$0.000	(2)	$0.002
Net realized and unrealized gain (loss)	(4.284)		6.617	5.909	5.880		3.989		5.282
Total income (loss) from operations	$(4.312)		$6.788	$6.140	$5.997		$3.989		$5.284
Less distributions
From net investment income	$—		$(0.052)	$(0.148)	$(0.127)		$(0.130)		$—
From net realized gain	(2.768)		(5.188)	(1.414)	(1.951)		(0.631)		—
Total distributions	$(2.768)		$(5.240)	$(1.562)	$(2.078)		$(0.761)		$—
Redemption fees	$0.000	(2)	$0.002	$0.002	$0.001		$0.002		$0.016
Net asset value — End of period	$23.010		$30.090	$28.540	$23.960		$20.040		$16.810
Total Return(3)	(14.77	)%(9)	24.29%	25.68%	30.27%		23.84%		46.05%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$102,345		$144,419	$148,614	$91,770		$43,420		$24,744
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	2.25	%(6)	2.23%	2.30%	2.41	%(7)	2.66%		2.86	%(7)
Net investment income (loss)	(0.22	)%(6)	0.55%	0.88%	0.53%		0.00	%(8)	0.07%
Portfolio Turnover of the Portfolio	61	%(9)	68%	35%	32%		43%		58%

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Amount represents less than $0.0005 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  The investment adviser and/or manager voluntarily waived a portion of its advisory fee and/or the administrator subsidized certain operating expenses (less than 0.01% and 0.03% of average daily net assets for the years ended December 31, 2005 and 2003, respectively). Absent this waiver and/or subsidy, total return would be lower.

(8)  Amount represents less than 0.005%.

(9)  Not annualized.

See notes to financial statements
7

Eaton Vance Emerging Markets Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)		2004(1)	2003
Net asset value — Beginning of period	$28.410		$27.320	$22.990	$19.290		$16.200	$11.160
Income (loss) from operations
Net investment income (loss)	$(0.086)		$0.009	$0.149	$0.027		$(0.090)	$(0.042)
Net realized and unrealized gain (loss)	(4.036)		6.319	5.594	5.635		3.842	5.082
Total income (loss) from operations	$(4.122)		$6.328	$5.743	$5.662		$3.752	$5.040
Less distributions
From net investment income	$—		$(0.052)	$(0.001)	$(0.012)		$(0.032)	$—
From net realized gain	(2.768)		(5.188)	(1.414)	(1.951)		(0.631)	—
Total distributions	$(2.768)		$(5.240)	$(1.415)	$(1.963)		$(0.663)	$—
Redemption fees	$0.000	(2)	$0.002	$0.002	$0.001		$0.001	$—
Net asset value — End of period	$21.520		$28.410	$27.320	$22.990		$19.290	$16.200
Total Return(3)	(14.99	)%(8)	23.68%	25.03%	29.69%		23.23%	45.16%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$24,094		$33,870	$31,078	$26,283		$15,146	$11,469
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	2.75	%(6)	2.73%	2.80%	2.91	%(7)	3.16%	3.36	%(7)
Net investment income (loss)	(0.72	)%(6)	0.03%	0.59%	0.13%		(0.53)%	(0.41)%
Portfolio Turnover of the Portfolio	61	%(8)	68%	35%	32%		43%	58%

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Amount represents less than $0.0005 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  The investment adviser and/or manager voluntarily waived a portion of its advisory fee and/or the administrator subsidized certain operating expenses (less than 0.01% and 0.03% of average daily net assets for the years ended December 31, 2005 and 2003, respectively). Absent this waiver and/or subsidy, total return would be lower.

(8)  Not annualized.

See notes to financial statements
8

Eaton Vance Emerging Markets Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Emerging Markets Portfolio (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2008). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund's pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of June 30, 2008, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended December 31, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

9

Eaton Vance Emerging Markets Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

H  Redemption Fees — Upon the redemption or exchange of shares by Class A shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

I  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Management Fee and Other Transactions with Affiliates

The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is computed at an annual rate of 0.25% of the Fund's average daily net assets of the Fund up to $500 million and at reduced rates as daily net assets exceed that level, and is payable monthly. For the six months ended June 30, 2008, the management fee was equivalent to 0.25% (annualized) of the Fund's average daily net assets and amounted to $183,490. In addition, investment adviser and administration fees are paid by the Portfolio to Lloyd George Investment Management (Bermuda) Limited (Lloyd George) and to EVM, respectively. See Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. Lloyd George and EVM have agreed to contractually reduce the Fund's total operating expenses in an amount equal to 0.05% annually of the Fund's average daily net assets. Such reduction is shared equally by EVM and Lloyd George and may not be terminated without shareholder approval. Pursuant to this agreement, EVM and Lloyd George were allocated $36,698 of the Fund's operating expenses for the six months ended June 30, 2008. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2008, EVM earned $6,264 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $11,750 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2008. EVD also received distribution and service fees from Class A and Class B shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or Lloyd George's organizations, officers and Trustees receive remuneration for their services to the Fund out of the management fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) and Class B shares (Class B Plan) (collectively, the Plans), pursuant to Rule 12b-1 under the 1940 Act. The Plans require the Fund to pay EVD amounts equal to an annual rate of 0.75% of its average daily net assets attributable to Class B shares and an amount equal to (a) 0.50% of that portion of its average daily net assets attributable to Class A shares which have remained outstanding for less than one year and (b) 0.25% of that portion of its average daily net assets which is attributable to Class A shares which have remained outstanding for more than one year, for providing ongoing distribution services to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class B, reduced

10

Eaton Vance Emerging Markets Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class B and by Lloyd George in consideration of EVD's distribution efforts. The amounts paid by Lloyd George to EVD are equivalent to 0.15% per annum of the Fund's average daily net assets attributable to Class B shares and are made from Lloyd George's own resources, not Fund assets. For the six months ended June 30, 2008, the Fund paid or accrued to EVD $188,597 and $105,763 for Class A and Class B shares, respectively, representing 0.32% and 0.75% (annualized) of the average daily net assets for Class A and Class B shares, respectively. At June 30, 2008, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plan was approximately $246,000.

The Class A Plan also authorizes the Fund to make payments of service fees to EVD, investment dealers, and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. The Class B Plan authorizes the Fund to make payments of service fees equal to 0.25% per annum of its average daily net assets attributable to Class B shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2008 amounted to $107,874 and $35,255 for Class A and Class B shares, respectively, representing 0.18% and 0.25% (annualized) of the average daily net assets for Class A and Class B shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B Plan. CDSCs received on Class B redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2008, the Fund was informed that EVD received approximately $3,000 and $43,000 of CDSCs paid by Class A and Class B shareholders, respectively.

6  Investment Transactions

For the six months ended June 30, 2008, increases and decreases in the Fund's investment in the Portfolio aggregated $13,390,032 and $41,422,869, respectively.

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	447,548	1,250,733
Issued to shareholders electing to receive payments of distributions in Fund shares	392,050	590,491
Redemptions	(1,228,404)	(2,284,638)
Exchange from Class B shares	37,025	36,908
Net decrease	(351,781)	(406,506)
Class B	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	56,665	212,244
Issued to shareholders electing to receive payments of distributions in Fund shares	114,094	159,629
Redemptions	(203,936)	(278,162)
Exchange to Class A shares	(39,446)	(38,696)
Net increase (decrease)	(72,623)	55,015

For the six months ended June 30, 2008 and year ended December 31, 2007, the Fund received $1,318 and $9,563, respectively, in redemption fees.

11

Emerging Markets Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 90.0%
Security	Shares	Value
Chemicals — 3.0%
The Israel Corp., Ltd.(1)	855	$1,323,109
Makhteshim-Agan Industries, Ltd.	194,466	1,807,383
Taiwan Fertilizer Co., Ltd.	166,000	622,337
		$3,752,829
Commercial Banks — 8.5%
Banco do Brasil S.A.	191,650	$3,143,759
Grupo Financiero Banorte S.A. de C.V.	598,150	2,815,507
Kasikornbank Public Co., Ltd.(2)	553,600	1,193,264
Sberbank GDR(1)	6,600	2,478,910
Turkiye Garanti Bankasi AS(1)	512,680	1,183,498
		$10,814,938
Computer Peripherals — 1.9%
Wistron Corp.	1,654,000	$2,360,816
		$2,360,816
Construction & Engineering — 1.4%
Daelim Industrial Co., Ltd.	17,432	$1,781,433
		$1,781,433
Construction Materials — 1.5%
Siam Cement Public Company, Ltd.(2)	313,300	$1,865,898
		$1,865,898
Electrical Equipment — 1.3%
Shanghai Electric Group Co., Ltd., Class H(1)	3,456,000	$1,695,102
		$1,695,102
Electronic Equipment & Instruments — 1.8%
Hon Hai Precision Industry Co., Ltd.	469,000	$2,306,351
		$2,306,351
Energy Equipment & Services — 2.1%
Tenaris S.A. ADR	35,277	$2,628,137
		$2,628,137

Security	Shares	Value
Food & Staples Retailing — 6.4%
President Chain Store Corp.	764,000	$2,538,687
Shinsegae Co., Ltd.	3,382	1,818,881
Wal-Mart de Mexico SAB de C.V.	610,400	2,431,825
X 5 Retail Group NV, GDR(1)	39,370	1,326,769
		$8,116,162
Food Products — 2.0%
Bunge, Ltd.	23,250	$2,503,793
		$2,503,793
Hotels, Restaurants & Leisure — 1.2%
Resorts World Berhad	1,938,400	$1,545,412
		$1,545,412
Industrial Conglomerates — 2.8%
Barloworld, Ltd.	159,203	$1,622,453
Sime Darby Berhad	675,800	1,915,968
		$3,538,421
Insurance — 6.2%
Cathay Financial Holding Co., Ltd.	1,401,241	$3,044,009
China Insurance International Holdings Co., Ltd.	904,000	2,159,347
Samsung Fire & Marine Insurance Co., Ltd.	12,940	2,702,631
		$7,905,987
Internet Software & Services — 1.5%
NHN Corp.(1)	11,150	$1,943,016
		$1,943,016
Machinery — 1.9%
PT United Tractors Tbk	1,827,500	$2,412,011
		$2,412,011
Marine — 0.3%
Pacific Basin Shipping, Ltd.	290,000	$414,943
		$414,943
Media — 1.7%
CTC Media, Inc.(1)	87,200	$2,150,352
		$2,150,352

See notes to financial statements
12

Emerging Markets Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Metals & Mining — 12.0%
Cia Siderurgica Nacional S.A.	60,400	$2,696,259
Companhia Vale do Rio Doce ADR	91,800	3,288,276
Evraz Group S.A., GDR	12,100	1,409,650
Impala Platinum Holdings, Ltd.	58,950	2,317,249
Mechel, ADR	26,500	1,312,810
POSCO	4,170	2,171,562
Shougang Concord International Enterprises Co., Ltd.	6,092,000	1,991,839
		$15,187,645
Oil, Gas & Consumable Fuels — 11.9%
CNOOC, Ltd.	1,571,000	$2,727,047
OAO Gazprom ADR(1)	60,300	3,521,520
PetroChina Co., Ltd., Class H	2,400,000	3,102,490
Petroleo Brasileiro S.A.	124,700	4,422,714
Sasol, Ltd.	22,350	1,315,939
		$15,089,710
Personal Products — 1.6%
Amorepacific Corp.	3,344	$2,068,947
		$2,068,947
Real Estate Management & Development — 1.1%
Guangzhou R&F Properties Co., Ltd., Class H	774,000	$1,446,192
		$1,446,192
Road & Rail — 1.4%
All America Latina Logistica S.A.	138,800	$1,783,761
		$1,783,761
Semiconductors & Semiconductor Equipment — 4.6%
Samsung Electronics Co., Ltd.	5,000	$2,987,192
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	1,353,879	2,876,801
		$5,863,993
Wireless Telecommunication Services — 11.9%
America Movil SAB de CV, Class L	1,121,950	$2,965,008
China Mobile, Ltd.	265,000	3,556,962
Mobile TeleSystems ADR	44,800	3,432,128
MTN Group, Ltd.	204,900	3,244,129

Security	Shares	Value
Wireless Telecommunication Services (continued)
Orascom Telecom Holding SAE, GDR	30,100	$1,926,400
		$15,124,627
Total Common Stocks (identified cost $96,884,209)		$114,300,476
Preferred Stocks — 2.6%
Security	Shares	Value
Electric Utilities — 2.6%
Cia Energetica de Minas Gerais	136,021	$3,355,840
		$3,355,840
Total Preferred Stocks (identified cost $752,299)		$3,355,840
Warrants —4.6%
Security	Shares	Value
Construction & Engineering — 0.7%
Jaiprakash Associates, Ltd., Exp. 6/30/09(1)	276,735	$925,125
		$925,125
Diversified Telecommunication Services — 1.5%
Bharti Airtel, Ltd., Exp. 7/27/12(1)	110,030	$1,843,003
		$1,843,003
Oil, Gas & Consumable Fuels — 1.5%
Reliance Industries, Exp. 11/07/16(1)(3)	40,040	$1,948,426
		$1,948,426
Thrifts & Mortgage Finance — 0.9%
Housing Development Finance Corporation Ltd., Exp. 5/04/12(1)	24,130	$1,099,845
		$1,099,845

See notes to financial statements
13

Emerging Markets Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Value
Total Warrants (identified cost $7,392,464)	$5,816,399
Total Investments — 97.2% (identified cost $105,028,972)	$123,472,715
Other Assets, Less Liabilities — 2.8%	$3,524,430
Net Assets — 100.0%	$126,997,145

ADR - American Depository Receipt

GDR - Global Depository Receipt

(1)  Non-income producing security.

(2)  Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate value of the securities is $1,948,426 or 1.5% of the Portfolio's net assets.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
Brazil	16.7%	$21,194,402
China	13.1	16,678,979
Russia	12.3	15,632,139
Republic of Korea	12.2	15,473,662
Taiwan	10.8	13,749,002
South Africa	6.7	8,499,769
Mexico	6.5	8,212,340
India	4.6	5,816,400
Malaysia	2.7	3,461,380
Israel	2.5	3,130,492
Thailand	2.4	3,059,162
Argentina	2.1	2,628,137
Indonesia	1.9	2,412,011
Egypt	1.5	1,926,400
Turkey	0.9	1,183,497
Hong Kong	0.3	414,943
	97.2%	$123,472,715

See notes to financial statements
14

Emerging Markets Portfolio as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Investments, at value (identified cost, $105,028,972)	$123,472,715
Cash	3,930,804
Foreign currency, at value (identified cost, $371,443)	372,323
Receivable for investments sold	1,343,852
Dividends and interest receivable	221,012
Total assets	$129,340,706
Liabilities
Payable for investments purchased	$1,975,642
Accrued foreign capital gains taxes	110,981
Payable to affiliate for investment adviser fee	83,707
Payable to affiliate for administration fee	27,445
Payable to affiliate for Trustees' fees	210
Accrued expenses	145,576
Total liabilities	$2,343,561
Net Assets applicable to investors' interest in Portfolio	$126,997,145
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$108,675,889
Net unrealized appreciation (computed on the basis of identified cost)	18,321,256
Total	$126,997,145

Statement of Operations

For the Six Months Ended
June 30, 2008

Investment Income
Dividends (net of foreign taxes, $78,422)	$1,460,189
Interest	27,208
Total investment income	$1,487,397
Expenses
Investment adviser fee	$555,382
Administration fee	184,140
Trustees' fees and expenses	2,807
Custodian fee	159,372
Legal and accounting services	32,168
Miscellaneous	9,229
Total expenses	$943,098
Deduct — Reduction of custodian fee	$19
Total expense reductions	$19
Net expenses	$943,079
Net investment income	$544,318
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis), net of foreign capital gains taxes of $237,184	$10,466,564
Foreign currency transactions	(264,117)
Net realized gain	$10,202,447
Change in unrealized appreciation (depreciation) — Investments (identified cost basis), net of decrease in accrued foreign capital gains taxes of $320,506	$(34,217,081)
Foreign currency	(50,863)
Net change in unrealized appreciation (depreciation)	$(34,267,944)
Net realized and unrealized loss	$(24,065,497)
Net decrease in net assets from operations	$(23,521,179)

See notes to financial statements
15

Emerging Markets Portfolio as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
From operations — Net investment income	$544,318	$2,635,720
Net realized gain from investment and foreign currency transactions	10,202,447	38,638,184
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(34,267,944)	(143,610)
Net increase (decrease) in net assets from operations	$(23,521,179)	$41,130,294
Capital transactions — Contributions	$13,390,032	$46,477,648
Withdrawals	(41,422,869)	(86,784,425)
Net decrease in net assets from capital transactions	$(28,032,837)	$(40,306,777)
Net increase (decrease) in net assets	$(51,554,016)	$823,517
Net Assets
At beginning of period	$178,551,161	$177,727,644
At end of period	$126,997,145	$178,551,161

See notes to financial statements
16

Emerging Markets Portfolio as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006	2005		2004	2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Net expenses before custodian fee reduction(1)	1.28	%(2)	1.31%	1.32%	1.38	%(3)	1.49%	1.59	%(3)
Net investment income	0.74	%(2)	1.45%	1.89%	1.59%		1.16%	1.33%
Portfolio Turnover	61	%(4)	68%	35%	32%		43%	58%
Total Return	(14.34	)%(4)	25.41%	26.86%	31.60%		25.27%	47.68%
Net assets, end of period (000's omitted)	$126,997		$178,551	$177,728	$117,679		$58,543	$36,166

(1)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)  Annualized.

(3)  The investment adviser voluntarily waived a portion of its advisory fee and/or the administrator subsidized certain operating expenses (equal to less than 0.01% and 0.03% of average daily net assets for the years ended December 31, 2005 and 2003, respectively).

(4)  Not annualized.

See notes to financial statements
17

Emerging Markets Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Emerging Markets Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to achieve long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in equity securities (primarily common stocks) of companies located in emerging market countries, which are considered to be developing. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2008, Eaton Vance Emerging Markets Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Tax expense attributable to unrealized appreciation is included in the change in unrealized appreciation (depreciation) on investments. Capital gains

18

Emerging Markets Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

taxes on securities sold are included in net realized gain (loss) on investments.

As of June 30, 2008, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended December 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (Lloyd George), an affiliate of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level, and is payable monthly. For the six months ended June 30, 2008, the adviser fee was 0.75% (annualized) of the Portfolio's average daily net assets and amounted to $555,382. In addition, an administration fee is earned by EVM for administering the business affairs of the Portfolio and is computed at an annual rate of 0.25% of the Portfolio's average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2008, the administration fee was 0.25% (annualized) of the Portfolio's average daily net assets and amounted to $184,140.

Except for Trustees of the Portfolio who are not members of EVM's or Lloyd George's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser and administration fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $87,752,798 and $98,592,664, respectively, for the six months ended June 30, 2008.

19

Emerging Markets Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$106,009,648
Gross unrealized appreciation	$28,862,813
Gross unrealized depreciation	(11,399,746)
Net unrealized appreciation	$17,463,067

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2008.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7  Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2008, the inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$48,214,353
Level 2	Other Significant Observable Inputs	75,258,362
Level 3	Significant Unobservable Inputs	—
Total		$123,472,715

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

20

Eaton Vance Emerging Markets Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

21

Eaton Vance Emerging Markets Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Emerging Markets Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Emerging Markets Fund (the "Fund") invests, with Lloyd George Investment Management (Bermuda) Limited (the "Adviser"), as well as the administration agreement of the Portfolio with Eaton Vance Management (the "Administrator") and the management contract of the Fund with the Administrator, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio, the administration agreement for the Portfolio and the management contract for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the administration agreement of the Portfolio and the management contract of the Fund, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and to the Fund and Portfolio by the Administrator.

The Board considered the Adviser's and Administrator's management capabilities and the Adviser's investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets, including Asia. The Board noted the Adviser's experience in managing equity funds that invest in Asian securities. The Board noted that the Adviser maintains offices in London, Hong Kong, Singapore and Mumbai, providing its investment team with first hand knowledge of country and market factors affecting securities in which the Portfolio invests. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser, the Administrator and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Administrator and its affiliates to requests from the Securities and Exchange Commission.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Administrator, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement, the administration agreement and the management contract, respectively.

22

Eaton Vance Emerging Markets Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten- year periods ended September 30, 2007 for the Fund. The Board noted that actions have been taken to improve the performance of the Fund, including changes in the personnel responsible for managing the Portfolio and the Board concluded that additional time is appropriate for the Adviser to implement such changes and for the Board to evaluate the effectiveness of the changes.

Management Fees and Expenses

The Board reviewed contractual management fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser and the Administrator had waived fees and/or paid expenses of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and the Administrator in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and the Administrator are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser, on the one hand, and the Portfolio and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's and Administrator's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Administrator, on the one hand, and the Fund on the other hand. The Board also concluded that the structure of the management fees, which include breakpoints at several asset levels, can be expected to cause such benefits to continue to be shared equitably.

23

Eaton Vance Emerging Markets Fund

OFFICERS AND TRUSTEES

Eaton Vance Emerging Markets Fund

Officers
Thomas E. Faust Jr.
President and Trustee
Michael A. Allison
Vice President
J. Scott Craig
Vice President
Gregory R. Greene
Vice President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert J. Milmore
Vice President
J. Bradley Ohlmuller
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Chief Legal Officer and Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

24

Eaton Vance Emerging Markets Fund

OFFICERS AND TRUSTEES CONT'D

Emerging Markets Portfolio

Officers
Hon. Robert Lloyd George
President
William Walter Raleigh Kerr
Vice President
Kathryn L. Langridge
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Chief Legal Officer and Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

25

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Investment Adviser of Emerging Markets Portfolio
Lloyd George Investment Management
(Bermuda) Limited

3808 One Exchange Square
Central, Hong Kong

Sponsor and Manager of Eaton Vance Emerging Markets Fund
and Administrator of Emerging Markets Portfolio
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653

Eaton Vance Emerging Markets Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

132-8/08  EMSRC

Semiannual Report June 30, 2008

EATON VANCE
GREATER
INDIA
FUND

IMPORTANT NOTICES REGARDING PRIVACY
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Greater India Fund as of June 30, 2008

INVESTMENT UPDATE

Christopher Darling

Portfolio Manager

Economic and Market Conditions

•                  The Indian stock market suffered sharp losses during the six months ended June 30, 2008, reflecting investors’ concerns over slower economic growth and rising inflation. While economic growth has exceeded 8% annually for the last four years, output moderated somewhat during the first half of 2008 due to lower industrial production. Surging energy costs were very troublesome for India, which imports nearly three-quarters of its oil. On the inflation front, rising fuel costs, together with sharply higher prices for food commodities, exacerbated inflationary pressures. To combat that trend, the Reserve Bank of India, India’s central bank, raised short-term interest rates during the period, which posed yet another hurdle for India’s stock market.

•                  The performance of the Bombay Stock Exchange 100 Index (the “Index”),(3) the Fund’s(1) benchmark, reflected the economic slowdown, with cyclical stocks registering the most dramatic declines, while non-economically sensitive stocks fared slightly better. Not surprisingly, industrials, financials and utilities were the hardest-hit sectors. Consumer discretionary stocks also dragged the Index lower, especially interest rate-sensitive auto and housing stocks. Energy stocks fared quite poorly, hurt by government price restraints amid soaring oil costs. The financial sector also constrained the Index’s performance, most notably banks and real estate stocks. The consumer staples sector was able to limit its losses somewhat, with consumer products stocks moving only slightly lower. The information technology sector turned in a mixed performance. While hardware stocks moved sharply lower, outsourcing stocks posted relatively modest declines. Health care was the best-performing market sector, with selected generic drug makers generating positive returns.

Management Discussion

•                  The Fund underperformed its benchmark during the six months ended June 30, 2008. The primary reason for the Fund’s relative underperformance was an early underweight position in information technology and in consumer staples. Early in the period, the Fund underweighted technology exporters – large components of the Index – due to the anticipated negative impact on exports of the strengthening Indian Rupee. However, as surging oil prices pushed the nation’s current account deficit higher, the currency weakened dramatically, beginning in April. As a result, technology exporters were subsequently able to trim their losses significantly, and the Fund’s performance was negatively impacted by its under-weighting in this sector.

•                  While the Fund benefited slightly from an under-weighting in the financials sector, the group, nonetheless, featured some of the Fund’s weakest performers during the period. Commercial and residential property developers fared very poorly, hurt by tighter credit conditions, while real estate investment trusts faced funding challenges in an increasingly difficult real estate climate. Commercial banks posted sharp declines, as they continued to struggle with rising provisions for bad loans.

•                  The Fund’s overweight position in the industrial sector hurt performance during the period. Industrial equipment and construction and engineering companies declined in the face of lower industrial production. Electrical equipment makers also detracted from performance, as the companies faced heightened foreign

Eaton Vance Greater India Fund

Total Return performance 12/31/07 – 6/30/08

Class A(2)	-43.87%
Class B(2)	-44.00
Class C(2)	-43.98
Bombay Stock Exchange 100 Index(3)	-42.00
Lipper Emerging Market Funds Average(3)	-12.37

See page 3 for more performance information.

(1)

The Fund currently invests in a separate registered investment company, Greater India Portfolio (formerly, South Asia Portfolio), with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

(2)

These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase.

(3)

It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent expense reductions by Eaton Vance Management and Lloyd George Investment Management, returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

competition for certain types of power transmission equipment.

•                  The Fund’s overweight positions in health care were its best performers and helped the Fund’s relative performance during the period. The Fund’s investment in generic drug makers and patented pharmaceuticals manufacturers contributed to performance, benefiting from additional FDA approvals for generic versions of newly off-patent drugs and increased sales abroad.

•                  The Fund’s relative performance was also helped by stock selection in the utilities sector during the period. Electric utilities saw strong earnings growth due to rising demand for electricity. The Fund benefited from an underweighting and stock selection in the materials sector. Steelmakers saw increased earnings despite government price controls and rising costs of coal and iron ore. Agrichemical companies also positively impacted performance, amid rising global demand for fertilizers and herbicides.

Portfolio Composition

Top Ten Holdings(1)

By net assets

Reliance Industries Ltd.	10.2%
ICICI Bank Ltd.	4.2
Housing Development Finance Corp. Ltd.	4.0
Bharti Airtel Ltd.	3.5
Reliance Communications Ltd.	3.5
Larsen & Toubro Ltd.	3.5
Sun Pharmaceuticals Industries Ltd.	3.1
HDFC Bank Ltd.	3.0
Aban Offshore Ltd.	2.9
GAIL India Ltd.	2.8

(1)  Top Ten Holdings represented 40.7% of the Portfolio’s net assets as of 6/30/08. Excludes cash equivalents.

Industry Weightings(2)

By net assets

Oil, Gas & Consumable Fuels	12.2%
IT Services	10.6
Commercial Banks	9.0
Construction & Engineering	6.7
Electrical Equipment	6.4
Pharmaceuticals	5.0
Metals & Mining	4.5
Thrifts & Mortgage Finance	4.0
Electric Utilities	4.0
Wireless Telecommunication Services	3.9
Real Estate Management & Development	3.5
Diversified Telecommunication Services	3.5
Energy Equipment & Services	2.9%
Gas Utilities	2.8
Media	2.7
Construction Materials	2.3
Beverages	2.1
Diversified Financial Services	2.1
Software	1.7
Tobacco	1.5
Machinery	1.4
Automobiles	1.2
Industrial Conglomerates	0.7
Transportation Infrastructure	0.7

(2)  As a percentage of the Portfolio’s net assets as of 6/30/08. Excludes cash equivalents.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

2

Eaton Vance Greater India Fund as of June 30, 2008

FUND PERFORMANCE

Performance(1)

Share Class Symbols	Class A ETGIX	Class B EMGIX	Class C ECGIX
Average Annual Total Returns (at net asset value)
Six Months	-43.87%	-44.00%	-43.98%
One Year	-24.10	-24.48	-24.44
Five Years	28.95	28.53	N.A.
Ten Years	15.77	15.15	N.A.
Life of Fund†	6.23	5.69	4.78%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-47.10%	-46.67%	-44.52%
One Year	-28.47	-27.76	-25.10
Five Years	27.44	28.38	N.A.
Ten Years	15.10	15.15	N.A.
Life of Fund†	5.79	5.69	4.78

†Inception dates: Class A: 5/2/94; Class B: 5/2/94; Class C: 7/7/06

(1)

Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC return for Class C reflects a 1% CDSC for the first year. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase.

Total Annual Operating Expenses(2)

	Class A	Class B	Class C
Gross Expense Ratio	2.04%	2.54%	2.54%
Net Expense Ratio	1.99	2.49	2.49

(2)

Source: Prospectus dated 5/1/08. Net Expense Ratio reflects a contractual expense reduction that may not be terminated or decreased without the approval of the Board of Trustees and Shareholders. Without this reduction, expenses would have been higher.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent expense reductions by Eaton Vance Management and Lloyd George Investment Management, returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Greater India Fund as of June 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 – June 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Greater India Fund

	Beginning Account Value (1/1/08)	Ending Account Value (6/30/08)	Expenses Paid During Period* (1/1/08 – 6/30/08)
Actual
Class A	$1,000.00	$561.30	$8.00
Class B	$1,000.00	$560.00	$9.93
Class C	$1,000.00	$560.20	$9.93
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,014.60	$10.32
Class B	$1,000.00	$1,012.10	$12.81
Class C	$1,000.00	$1,012.10	$12.81

* Expenses are equal to the Fund's annualized expense ratio of 2.06% for Class A shares, 2.56% for Class B shares and 2.56% for Class C shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2007. This Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance Greater India Fund as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Investment in Greater India Portfolio, at value (identified cost, $1,042,806,236)	$876,640,241
Receivable for Fund shares sold	2,153,743
Receivable from the manager and investment adviser to the Portfolio	41,329
Total assets	$878,835,313
Liabilities
Payable for Fund shares redeemed	$8,346,059
Payable to affiliate for distribution and service fees	519,146
Payable to affiliate for management fee	199,274
Payable to affiliate for Trustees' fees	20
Accrued expenses	207,432
Total liabilities	$9,271,931
Net Assets	$869,563,382
Sources of Net Assets
Paid-in capital	$997,694,063
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	48,067,249
Accumulated net investment loss	(10,031,935)
Net unrealized depreciation from Portfolio (computed on the basis of identified cost)	(166,165,995)
Total	$869,563,382
Class A Shares
Net Assets	$645,809,454
Shares Outstanding	33,198,892
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$19.45
Maximum Offering Price Per Share (100 ÷ 94.25 of $19.45)	$20.64
Class B Shares
Net Assets	$153,883,577
Shares Outstanding	8,636,057
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$17.82
Class C Shares
Net Assets	$69,870,351
Shares Outstanding	3,913,299
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$17.85
On sales of $50,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2008

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $5,582)	$3,530,740
Interest allocated from Portfolio	177,679
Expenses allocated from Portfolio	(7,415,447)
Net investment loss from Portfolio	$(3,707,028)
Expenses
Management fee	$1,484,173
Trustees' fees and expenses	796
Distribution and service fees Class A	2,348,335
Class B	1,113,364
Class C	476,243
Transfer and dividend disbursing agent fees	930,020
Printing and postage	118,704
Registration fees	75,150
Legal and accounting services	11,466
Custodian fee	10,930
Miscellaneous	12,941
Total expenses	$6,582,122
Deduct —
Expense reduction by the manager and investment adviser to the Portfolio	$314,314
Total expense reductions	$314,314
Net expenses	$6,267,808
Net investment loss	$(9,974,836)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis), net of foreign capital gains taxes of $228,655	$49,743,876
Foreign currency transactions	(1,487,291)
Net realized gain	$48,256,585
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(764,224,263)
Foreign currency	(167,287)
Net change in unrealized appreciation (depreciation)	$(764,391,550)
Net realized and unrealized loss	$(716,134,965)
Net decrease in net assets from operations	$(726,109,801)

See notes to financial statements
5

Eaton Vance Greater India Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
From operations — Net investment loss	$(9,974,836)	$(15,081,031)
Net realized gain from investment and foreign currency transactions	48,256,585	211,637,680
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(764,391,550)	369,239,250
Net increase (decrease) in net assets from operations	$(726,109,801)	$565,795,899
Distributions to shareholders — From net realized gain Class A	$(40,343,124)	$(113,610,106)
Class B	(10,376,780)	(29,251,861)
Class C	(4,385,012)	(10,758,490)
Total distributions to shareholders	$(55,104,916)	$(153,620,457)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$170,478,040	$406,570,779
Class B	19,768,083	65,033,328
Class C	33,544,568	95,509,224
Net asset value of shares issued to shareholders in payment of distributions declared Class A	32,473,806	90,396,076
Class B	7,945,042	22,332,158
Class C	3,127,442	7,658,780
Cost of shares redeemed Class A	(244,931,680)	(368,982,163)
Class B	(35,370,593)	(57,637,977)
Class C	(27,051,846)	(15,007,452)
Net asset value of shares exchanged Class A	1,429,052	1,605,948
Class B	(1,429,052)	(1,605,948)
Redemption fees	97,260	205,124
Net increase (decrease) in net assets from Fund share transactions	$(39,919,878)	$246,077,877
Net increase (decrease) in net assets	$(821,134,595)	$658,253,319
Net Assets
At beginning of period	$1,690,697,977	$1,032,444,658
At end of period	$869,563,382	$1,690,697,977
Accumulated net investment loss included in net assets
At end of period	$(10,031,935)	$(57,099)

See notes to financial statements
6

Eaton Vance Greater India Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value — Beginning of period	$36.190		$25.800	$19.340	$13.660	$11.610	$5.430
Income (loss) from operations
Net investment loss(1)	$(0.198)		$(0.331)	$(0.196)	$(0.193)	$(0.095)	$(0.146)
Net realized and unrealized gain (loss)	(15.361)		14.234	7.207	6.386	2.122	6.326
Total income (loss) from operations	$(15.559)		$13.903	$7.011	$6.193	$2.027	$6.180
Less distributions
From net realized gain	$(1.183)		$(3.518)	$(0.564)	$(0.518)	$—	$—
Total distributions	$(1.183)		$(3.518)	$(0.564)	$(0.518)	$—	$—
Redemption fees	$0.002		$0.005	$0.013	$0.005	$0.023	$0.000 (2)
Net asset value — End of period	$19.450		$36.190	$25.800	$19.340	$13.660	$11.610
Total Return(3)	(43.87	)%(6)	55.04%	36.32%	45.42%	17.66%	113.81%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$645,809		$1,268,761	$821,768	$269,766	$70,537	$31,346
Ratios (As a percentage of average daily net assets):
Expenses(4)	2.06	%(5)	1.99%	2.14%	2.35%	2.77%	3.35%
Net investment loss	(1.47	)%(5)	(1.11)%	(0.86)%	(1.17)%	(0.86)%	(1.83)%
Portfolio Turnover of the Portfolio	24	%(6)	63%	67%	29%	73%	87%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Amount represents less than $0.0005 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  Not annualized.

See notes to financial statements
7

Eaton Vance Greater India Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value — Beginning of period	$33.360		$24.090	$18.170	$12.920	$11.020	$5.150
Income (loss) from operations
Net investment loss(1)	$(0.244)		$(0.446)	$(0.289)	$(0.255)	$(0.158)	$(0.145)
Net realized and unrealized gain (loss)	(14.115)		13.229	6.761	6.019	2.042	6.015
Total income (loss) from operations	$(14.359)		$12.783	$6.472	$5.764	$1.884	$5.870
Less distributions
From net realized gain	$(1.183)		$(3.518)	$(0.564)	$(0.518)	$—	$—
Total distributions	$(1.183)		$(3.518)	$(0.564)	$(0.518)	$—	$—
Redemption fees	$0.002		$0.005	$0.012	$0.004	$0.016	$0.000 (2)
Net asset value — End of period	$17.820		$33.360	$24.090	$18.170	$12.920	$11.020
Total Return(3)	(44.00	)%(6)	54.29%	35.69%	44.69%	17.24%	113.98%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$153,884		$301,887	$198,248	$68,454	$23,818	$21,556
Ratios (As a percentage of average daily net assets):
Expenses(4)	2.56	%(5)	2.49%	2.64%	2.85%	3.27%	3.85%
Net investment loss	(1.97	)%(5)	(1.61)%	(1.35)%	(1.66)%	(1.51)%	(2.14)%
Portfolio Turnover of the Portfolio	24	%(6)	63%	67%	29%	73%	87%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Amount represents less than $0.0005 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  Not annualized.

See notes to financial statements
8

Eaton Vance Greater India Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended June 30, 2008		Year Ended December 31,	Period Ended
	(Unaudited)		2007	December 31, 2006(1)
Net asset value — Beginning of period	$33.420		$24.120	$19.440
Income (loss) from operations
Net investment loss(2)	$(0.242)		$(0.485)	$(0.193)
Net realized and unrealized gain (loss)	(14.147)		13.299	5.421
Total income (loss) from operations	$(14.389)		$12.814	$5.228
Less distributions
From net realized gain	$(1.183)		$(3.518)	$(0.549)
Total distributions	$(1.183)		$(3.518)	$(0.549)
Redemption fees	$0.002		$0.004	$0.001
Net asset value — End of period	$17.850		$33.420	$24.120
Total Return(3)	(43.98	)%(7)	54.35%	26.89	%(7)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$69,870		$120,050	$12,429
Ratios (As a percentage of average daily net assets):
Expenses(4)	2.56	%(6)	2.49%	2.63	%(6)
Net investment loss	(1.95	)%(6)	(1.66)%	(1.69	)%(6)
Portfolio Turnover of the Portfolio	24	%(7)	63%	67	%(5)

(1)  For the period from the start of business, July 7, 2006, to December 31, 2006.

(2)  Net investment loss per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  For the Portfolio's fiscal year ended December 31, 2006.

(6)  Annualized.

(7)  Not annualized.

See notes to financial statements
9

Eaton Vance Greater India Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance Greater India Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Greater India Portfolio (formerly, South Asia Portfolio) (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2008). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2007, the Fund had a net capital loss of $57,099 attributable to foreign currency transactions incurred after October 31, 2007. This net capital loss is treated as arising on the first day of the Fund's taxable year ending December 31, 2008.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio on gains realized upon disposition of Indian securities. In doing so, the daily net asset value would reflect the Fund's pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of June 30, 2008, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended December 31, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and

10

Eaton Vance Greater India Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Redemption Fees — Upon the redemption or exchange of shares by Class A shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

I  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J  Interim Financials Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Management Fee and Other Transactions with Affiliates

The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is computed at an annual rate of 0.25% of the Fund's average daily net assets up to $500 million, 0.233% from $500 million up to $1 billion, 0.217% from $1 billion up to $1.5 billion, and at reduced rates as daily net assets exceed that level, and is payable monthly. For the six months ended June 30, 2008, the management fee was equivalent to 0.24% (annualized) of the Fund's average daily net assets and amounted to $1,484,173. In addition, investment adviser and administration fees are paid by the Portfolio to Lloyd George Investment Management (Bermuda) Limited (Lloyd George) and to EVM, respectively. See Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. Lloyd George and EVM have agreed to contractually reduce the Fund's total operating expenses in an amount equal to 0.05% annually of the Fund's average daily net assets. Such reduction is shared equally by EVM and Lloyd George and may not be terminated without shareholder approval. Pursuant to this agreement, EVM and Lloyd George were allocated $314,314 of the Fund's operating expenses for the six months ended June 30, 2008. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2008, EVM earned $52,048 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $352,514 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2008. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or Lloyd George's organizations, officers and Trustees receive remuneration for their services to the Fund out of the management fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

11

Eaton Vance Greater India Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan), Class B shares ( Class B Plan) and Class C shares (Class C Plan) (collectively, the Plans), pursuant to Rule 12b-1 under the 1940 Act. The Plans require the Fund to pay EVD amounts equal to an annual rate of 0.75% of its average daily net assets attributable to Class B and Class C shares and an amount equal to (a) 0.50% of that portion of its average daily net assets attributable to Class A shares which have remained outstanding for less than one year and (b) 0.25% of that portion of its average daily net assets which is attributable to Class A shares which have remained outstanding for more than one year, for providing ongoing distribution services to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class and by Lloyd George in consideration of EVD's distribution efforts. The amounts paid by Lloyd George to EVD are equivalent to 0.15% and 0.125% per annum of the Fund's average daily net assets attributable to Class B and Class C shares, respectively, and are made from Lloyd George's own resources, not Fund assets. For the six months ended June 30, 2008, the Fund paid or accrued to EVD $1,584,061, $835,023 and $357,182 for Class A, Class B and Class C shares, respectively, representing 0.34%, 0.75% and 0.75% (annualized) of the average daily net assets of Class A, Class B and Class C shares, respectively. At June 30, 2008, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $7,540,000 and $7,747,000, respectively.

The Class A Plan also authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. The Class B Plan and Class C Plan authorize the Fund to make payments of service fees equal to 0.25% per annum of its average daily net assets attributable to Class B shares and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2008 amounted to $764,274, $278,341 and $119,061 for Class A, Class B and Class C shares, respectively, representing 0.16%, 0.25% and 0.25% (annualized) of the average daily net assets for Class A, Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2008, the Fund was informed that EVD received approximately $40,000, $766,000 and $98,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended June 30, 2008, increases and decreases in the Fund's investment in the Portfolio aggregated $228,582,902 and $321,584,639, respectively.

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be

12

Eaton Vance Greater India Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	5,996,075	13,584,760
Issued to shareholders electing to receive payments of distributions in Fund shares	1,225,390	2,661,053
Redemptions	(9,135,124)	(13,095,929)
Exchange from Class B shares	54,385	54,106
Net increase (decrease)	(1,859,274)	3,203,990
Class B	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	754,498	2,348,255
Issued to shareholders electing to receive payments of distributions in Fund shares	326,707	712,684
Redemptions	(1,435,574)	(2,182,877)
Exchange to Class A shares	(59,216)	(58,128)
Net increase (decrease)	(413,585)	819,934
Class C	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	1,278,867	3,362,102
Issued to shareholders electing to receive payments of distributions in Fund shares	128,323	237,172
Redemptions	(1,086,211)	(522,190)
Net increase	320,979	3,077,084

For the six months ended June 30, 2008 and year ended December 31, 2007, the Fund received $97,260 and $205,124, respectively, in redemption fees.

13

Greater India Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.4%
Security	Shares	Value
India — 94.3%
Automobiles — 1.2%
Maruti Suzuki India Ltd.	741,666	$10,614,449
		$10,614,449
Beverages — 2.1%
United Spirits Ltd.	644,316	$18,716,251
		$18,716,251
Commercial Banks — 9.0%
Canara Bank Ltd.	1,647,839	$6,850,151
HDFC Bank Ltd.	1,136,009	26,608,839
ICICI Bank Ltd.(1)	2,485,645	36,460,247
Union Bank of India Ltd.	3,576,201	9,096,177
		$79,015,414
Construction & Engineering — 6.7%
GMR Infrastructure(1)	3,565,285	$6,684,776
Jaiprakash Associates Ltd.	6,553,165	22,003,910
Larsen & Toubro Ltd.	596,322	30,343,940
		$59,032,626
Construction Materials — 2.3%
Grasim Industries Ltd.(1)	356,642	$15,400,704
Ultra Tech Cement Ltd.(1)	340,116	4,338,736
		$19,739,440
Diversified Financial Services — 2.1%
Power Finance Corporation Ltd.	7,599,656	$18,151,076
		$18,151,076
Diversified Telecommunication Services — 3.5%
Bharti Airtel Ltd.(1)	1,810,537	$30,482,738
		$30,482,738
Electric Utilities — 4.0%
Reliance Infrastructure Ltd.(1)	565,150	$10,301,705
Tata Power Co. Ltd.	999,369	24,560,022
		$34,861,727

Security	Shares	Value
Electrical Equipment — 6.4%
ABB Ltd.	657,500	$12,316,281
Areva T&D India Ltd.	366,127	10,779,014
Bharat Heavy Electricals Ltd.	688,218	22,109,436
Sterlite Industries India Ltd.(1)	257,593	4,182,772
Suzlon Energy Ltd.(1)	1,302,257	6,559,133
		$55,946,636
Energy Equipment & Services — 2.9%
Aban Offshore Ltd.	376,252	$25,286,835
		$25,286,835
Gas Utilities — 2.8%
GAIL India Ltd.	3,201,479	$24,906,517
		$24,906,517
IT Services — 10.6%
Infosys Technologies Ltd.	546,092	$22,165,384
Mphasis BFL Limited	4,403,879	22,237,263
Satyam Computer Services Ltd.	2,406,635	24,461,718
Tata Consultancy Services Ltd.	1,210,922	24,237,615
		$93,101,980
Machinery — 1.4%
Bharat Earth Movers Ltd.	716,301	$12,297,417
		$12,297,417
Media — 2.7%
Zee Entertainment Enterprises Ltd.	5,179,195	$24,104,131
		$24,104,131
Metals & Mining — 4.5%
Jindal Steel & Power Ltd.	317,731	$12,996,976
Steel Authority of India	2,426,864	7,894,377
Tata Steel Ltd.(1)	1,089,690	18,525,017
		$39,416,370
Oil, Gas & Consumable Fuels — 12.2%
Oil and Natural Gas Corp. Ltd.	916,073	$17,412,919
Reliance Industries Ltd.	1,834,838	89,448,931
		$106,861,850

See notes to financial statements
14

Greater India Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Pharmaceuticals — 5.0%
Glenmark Pharmaceuticals Ltd.	1,078,940	$15,973,462
Sun Pharmaceutical Industries Ltd.(1)	837,690	27,417,167
		$43,390,629
Real Estate Management & Development — 3.5%
DLF Ltd.	1,225,571	$11,324,811
Indiabulls Real Estate Ltd.(1)	2,376,918	15,126,284
Sobha Developers Ltd.	651,615	4,247,913
		$30,699,008
Software — 1.7%
Financial Technologies (India) Ltd.	385,865	$15,137,291
		$15,137,291
Thrifts & Mortgage Finance — 4.0%
Housing Development Finance Corp. Ltd.	768,874	$35,199,940
		$35,199,940
Tobacco — 1.5%
ITC Ltd.	3,007,868	$13,119,219
		$13,119,219
Transportation Infrastructure — 0.7%
Mundra Port and Sez Ltd.(1)	531,550	$6,125,991
		$6,125,991
Wireless Telecommunication Services — 3.5%
Reliance Communications Ltd.	2,944,160	$30,417,765
		$30,417,765
Total India (identified cost $978,893,048)		$826,625,300

Sri Lanka — 1.1%
Security	Shares	Value
Industrial Conglomerates — 0.7%
John Keells Holdings Ltd.	6,019,840	$6,148,397
		$6,148,397
Wireless Telecommunication Services — 0.4%
Dialog Telekom Ltd.	30,080,680	$3,980,034
		$3,980,034
Total Sri Lanka (identified cost $15,048,357)		$10,128,431
Total Common Stocks (identified cost $993,941,405)		$836,753,731
Index Funds — 2.2%
Security	Shares	Value
India — 2.2%
Banking Index Benchmark Exchange Traded Scheme - Bank BeES	1,610,000	$18,990,703
		$18,990,703
Total India (identified cost $28,003,646)		$18,990,703
Total Index Funds (identified cost $28,003,646)		$18,990,703
Total Investments — 97.6% (identified cost $1,021,945,051)		$855,744,434
Other Assets, Less Liabilities — 2.4%		$20,896,721
Net Assets — 100.0%		$876,641,155

(1)  Non-income producing security.

See notes to financial statements
15

Greater India Portfolio as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Investments, at value (identified cost, $1,021,945,051)	$855,744,434
Cash	197,940
Foreign currency, at value (identified cost, $20,010,055)	19,978,892
Dividends and interest receivable	977,457
Receivable for foreign taxes	670,675
Tax claims receivable (Note 7)	901,506
Total assets	$878,470,904
Liabilities
Payable to affiliate for investment adviser fee	$609,424
Payable for foreign capital gains taxes	311,152
Payable to affiliate for administration fee	199,810
Payable to affiliate for Trustees' fees	145
Accrued expenses	709,218
Total liabilities	$1,829,749
Net Assets applicable to investors' interest in Portfolio	$876,641,155
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$1,042,872,912
Net unrealized depreciation (computed on the basis of identified cost)	(166,231,757)
Total	$876,641,155

Statement of Operations

For the Six Months Ended
June 30, 2008

Investment Income
Dividends (net of foreign taxes, $5,582)	$3,530,743
Interest	177,679
Total investment income	$3,708,422
Expenses
Investment adviser fee	$4,482,338
Administration fee	1,486,397
Trustees' fees and expenses	6,624
Custodian fee	1,331,560
Legal and accounting services	64,866
Miscellaneous	43,669
Total expenses	$7,415,454
Net investment loss	$(3,707,032)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis), net of foreign capital gains taxes of $228,660	$49,743,921
Foreign currency transactions	(1,487,293)
Net realized gain	$48,256,628
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(764,225,007)
Foreign currency	(167,287)
Net change in unrealized appreciation (depreciation)	$(764,392,294)
Net realized and unrealized loss	$(716,135,666)
Net decrease in net assets from operations	$(719,842,698)

See notes to financial statements
16

Greater India Portfolio as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
From operations —
Net investment loss	$(3,707,032)	$(3,291,761)
Net realized gain from investment and foreign currency transactions	48,256,628	211,637,889
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(764,392,294)	369,239,629
Net increase (decrease) in net assets from operations	$(719,842,698)	$577,585,757
Capital transactions — Contributions	$228,582,902	$569,046,473
Withdrawals	(321,584,639)	(485,436,812)
Net increase (decrease) in net assets from capital transactions	$(93,001,737)	$83,609,661
Net increase (decrease) in net assets	$(812,844,435)	$661,195,418
Net Assets
At beginning of period	$1,689,485,590	$1,028,290,172
At end of period	$876,641,155	$1,689,485,590

See notes to financial statements
17

Greater India Portfolio as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006	2005	2004	2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	1.18	%(2)	1.14%	1.22%	1.37%	1.56%	1.82%
Net investment income (loss)	(0.59	)%(2)	(0.27)%	0.07%	(0.18)%	0.31%	(0.18)%
Portfolio Turnover	24	%(3)	63%	67%	29%	73%	87%
Total Return	(43.60	)%(3)	56.32%	37.53%	46.82%	19.07%	120.47%
Net assets, end of period (000's omitted)	$876,641		$1,689,486	$1,028,290	$335,409	$94,006	$50,040

(1)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)  Annualized.

(3)  Not annualized.

See notes to financial statements
18

Greater India Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Greater India Portfolio (formerly, South Asia Portfolio) (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to achieve long-term capital appreciation by investing primarily in equity securities of companies in India and surrounding countries of the Indian sub-continent. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2008, Eaton Vance Greater India Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to capital gains tax in India on gains realized upon disposition of Indian securities, payable prior to repatriation of sales proceeds. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward to offset future gains.

As of June 30, 2008, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the

19

Greater India Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

Portfolio's federal tax returns filed in the 3-year period ended December 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (Lloyd George), an affiliate of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million, 0.70% from $500 million up to $1 billion, and at reduced rates as daily net assets exceed that level, and is payable monthly. For the six months ended June 30, 2008, the adviser fee was 0.71% (annualized) of the Portfolio's average daily net assets and amounted to $4,482,338. In addition, an administration fee is earned by EVM for administering the business affairs of the Portfolio and is computed at an annual rate of 0.25% of the Portfolio's average daily net assets up to $500 million, 0.233% from $500 million up to $1 billion, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2008, the administration fee was 0.24% (annualized) of the Portfolio's average daily net assets and amounted to $1,486,397.

Except for Trustees of the Portfolio who are not members of EVM's or Lloyd George's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser and administration fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $294,844,668 and $361,569,481, respectively, for the six months ended June 30, 2008.

20

Greater India Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,022,323,586
Gross unrealized appreciation	$123,753,571
Gross unrealized depreciation	(290,332,723)
Net unrealized depreciation	$(166,579,152)

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2008.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Settlement of securities transactions in the Indian sub-continent may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.

7  India Tax Claims Receivable

The Portfolio is subject to certain Indian income taxes in connection with and transactions in, Indian securities. The Indian tax authority has conducted a review of the Portfolio's tax returns filed for the years ended March 31, 2002 and 2001. In March 2004, the Indian tax authority assessed the Portfolio additional taxes for the 2000-2001 tax year and reduced the refund owed to the Portfolio for the 2001-2002 tax year, a net assessment of approximately $865,000. While the outcome of an appeal cannot be predicted, the Portfolio has appealed the assessment and has been advised by Indian legal counsel that it has a strong case for appeal with ultimate success. The appeal process may be lengthy and will involve expense to the Portfolio. The Indian tax authority has required the Portfolio to pay the assessed amount pending the appeal. The Portfolio has paid such amount to the tax authority. Such amount is reflected as a tax claim receivable on the Statement of Assets and Liabilities. As of June 30, 2008, the value of the tax claim receivable was $901,506 based on current exchange rates.

8  Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

21

Greater India Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2008, the inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$10,128,431
Level 2	Other Significant Observable Inputs	845,616,003
Level 3	Significant Unobservable Inputs	—
Total		$855,744,434

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

9  Name Change

Effective May 1, 2008, the name of the Greater India Portfolio was changed from South Asia Portfolio.

22

Eaton Vance Greater India Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

23

Eaton Vance Greater India Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Greater India Portfolio (formerly "South Asia Portfolio") (the "Portfolio"), the portfolio in which the Eaton Vance Greater India Fund (the "Fund") invests, with Lloyd George Investment Management (Bermuda) Limited (the "Adviser"), as well as the administration agreement of the Portfolio with Eaton Vance Management (the "Administrator") and the management contract of the Fund with the Administrator, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio, the administration agreement for the Portfolio and the management contract for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the administration agreement of the Portfolio and the management contract of the Fund, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and to the Fund and Portfolio by the Administrator.

The Board considered the Adviser's and Administrator's management capabilities and the Adviser's investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets, including Asia. The Board noted the Adviser's experience in managing equity funds that invest in Asian securities. The Board noted that the Adviser maintains offices in London, Hong Kong, Singapore and Mumbai, providing its investment team with first hand knowledge of country and market factors affecting securities in which the Portfolio invests. The Board evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at the Adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser, the Administrator and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Administrator and its affiliates to requests from the Securities and Exchange Commission.

24

Eaton Vance Greater India Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Administrator, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement, the administration agreement and the management contract, respectively.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2007 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual management fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and the Administrator in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and the Administrator are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser, on the one hand, and the Portfolio and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's and Administrator's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Administrator, on the one hand, and the Fund on the other hand. The Board also concluded that the structure of the management fees, which include breakpoints at several asset levels, can be expected to cause such benefits to continue to be shared equitably.

25

Eaton Vance Greater India Fund

OFFICERS AND TRUSTEES

Eaton Vance Greater India Fund

Officers
Thomas E. Faust Jr.
President and Trustee
Michael A. Allison
Vice President
J. Scott Craig
Vice President
Gregory R. Greene
Vice President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert J. Milmore
Vice President
J. Bradley Ohlmuller
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Chief Legal Officer and Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

26

Eaton Vance Greater India Fund

OFFICERS AND TRUSTEES CONT'D

Greater India Portfolio

Officers
Hon. Robert Lloyd George
President
Christopher Darling
Vice President
William Walter Raleigh Kerr
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Chief Legal Officer and Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

27

This Page Intentionally Left Blank

Investment Adviser of Greater India Portfolio
Lloyd George Investment Management
(Bermuda) Limited

3808 One Exchange Square
Central, Hong Kong

Sponsor and Manager of Eaton Vance Greater India Fund
and Administrator of Greater India Portfolio
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Greater India Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

142-8/08  GISRC

Semiannual Report June 30, 2008

EATON VANCE
INSTITUTIONAL
SHORT TERM
TREASURY
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Institutional Short Term Treasury Fund as of June 30, 2008

INVESTMENT UPDATE

Duke E. Laflamme, CFA
Co-Portfolio Manager

Thomas H. Luster, CFA
Co-Portfolio Manager

Economic and Market Conditions

•                  In the second quarter of 2008, the U.S. economy grew at an annual rate of 1.9%, based on preliminary estimates by the U.S. Commerce Department. This followed an increase of 0.9% in the first quarter of 2008. Unemployment moved up to 5.5% in June 2008 from 5.0% in December 2007. Inflation also increased due to higher food and energy prices. In June 2008, the Consumer Price Index increased 1.1% for the month, compared with a range of 0.0% to 0.6% per month during the previous six months.

•                  The first calendar quarter of 2008 closed on an historically significant note, with the Federal Reserve (the “Fed”) approving a financing arrangement for J.P. Morgan’s takeover of Bear Stearns on March 17. Through June 30, 2008, the Fed lowered the Fed Funds rate 325 basis points (3.25%) since September 2007 to 2.00% and the Discount Rate 400 basis points (4.00%) to 2.25% since August 2007. These rate declines since December 31, 2007, are reflected in the graph to the right.

•                  The second quarter of 2008 began on a more optimistic note. Credit spreads narrowed and Treasury bonds saw impressive gains. However, during the quarter, investors shifted their focus to traditional macroeconomic indicators, which remained uncertain and problematic. Unemployment increased, and higher energy prices and declines in home values pressured an already debt-burdened consumer.

Management Discussion

•                  Eaton Vance Institutional Short Term Treasury Fund invests exclusively in U.S. Treasury obligations (bills, notes, and bonds) with a remaining maturity of up to five years and repurchase agreements collateralized by U.S. Treasury obligations. The Fund will maintain a dollar weighted average portfolio maturity of not more than one year.

•                  During the six months ended June 30, 2008, management continued to maintain a relatively short weighted average maturity in the Fund to provide flexibility for interest rate increases. This helped reduce volatility in the Fund’s net asset value (NAV) during a period of unusual market turmoil but detracted from the Fund’s relative performance versus the Merrill Lynch 0-1 Year Treasury Notes and Bonds Index.

Total Return performance 12/31/07 – 6/30/08

Eaton Vance Institutional Short Term Treasury Fund(1)	0.97%
Merrill Lynch 0-1 Year Treasury Notes and Bonds Index(2)	1.58

(1)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. There is no sales charge. Absent fee waivers by the manager and the principal underwriter, the returns would be lower.

(2)

It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an expense limitation or waiver in effect for certain periods, performance would have been lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

1

Eaton Vance Institutional Short Term Treasury Fund as of June 30, 2008

FUND PERFORMANCE

Performance

Symbol	EVTIX
SEC Average Annual Total Returns
Six Months	0.97%
One Year	3.18
Five Years	2.70
Life of Fund†	3.02

†Inception Date – 1/4/99

Total Annual
Operating Expenses(1)

Gross Expense Ratio	0.60%
Net Expense Ratio	0.45

(1)

Source: Prospectus dated 5/1/08. Net Expense Ratio reflects a voluntary management fee waiver and distribution and service fee waiver that can be terminated at any time. Without these waivers performance would have been lower.

Portfolio Composition

Asset Allocation(2)

By net assets

(2)	As a percentage of the Fund’s net assets as of 6/30/08.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an expense limitation or waiver in effect for certain periods, performance would have been lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance Institutional Short Term Treasury Fund as of June 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 – June 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Institutional Short Term Treasury Fund

	Beginning Account Value (1/1/08)	Ending Account Value (6/30/08)	Expenses Paid During Period* (1/1/08 – 6/30/08)
Actual	$1,000.00	$1,009.70	$2.20	**
Hypothetical
(5% return per year before expenses)	$1,000.00	$1,022.70	$2.21	**

*  Expenses are equal to the Fund's annualized expense ratio of 0.44% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2007.

**  Absent fee waivers by the manager and the principal underwriter, expenses would have been higher.

3

Eaton Vance Institutional Short Term Treasury Fund as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

U.S. Treasury Obligations — 50.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 7/31/08	$20,650	$20,620,677
U.S. Treasury Bill, 0.00%, 8/21/08	730	728,219
U.S. Treasury Bill, 0.00%, 9/18/08	5,000	4,980,500
U.S. Treasury Bill, 0.00%, 11/20/08	3,500	3,472,175
U.S. Treasury Bill, 0.00%, 12/11/08	3,750	3,714,412
Total U.S. Treasury Obligations (identified cost $33,516,320)		$33,515,983
Repurchase Agreements — 49.4%
Security	Principal Amount (000's omitted)	Value
JP Morgan Chase Repurchase Agreement, dated 6/30/08, due 7/01/08, with a maturity value of $16,210,720 and an effective yield of 1.60%, collateralized by U.S. Treasury obligations with rates ranging from 0.00% to 3.00%, maturity dates ranging from 4/15/10 to 7/15/12 and an aggregate market value of $16,537,200	$16,210	$16,210,000
Morgan Stanley Repurchase Agreement, dated 6/30/08, due 7/1/08, with a maturity value of $16,522,780 and an effective yield of 1.70%, collateralized by U.S. Treasury obligations with rates ranging from 0.00% to 6.50%, maturity dates ranging from 8/7/08 to 4/15/13 and an aggregate market value of $16,853,332	16,522	16,522,000
Total Repurchase Agreements (identified cost $32,732,000)		$32,732,000
Total Investments — 100.0% (identified cost $66,248,320)		$66,247,983
Other Assets, Less Liabilities — (0.0)%		$(29,087)
Net Assets — 100.0%		$66,218,896

See notes to financial statements
4

Eaton Vance Institutional Short Term Treasury Fund as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Investments, at value (identified cost, $33,516,320)	$33,515,983
Repurchase Agreements, at value (identified cost, $32,732,000)	32,732,000
Cash	699
Interest receivable	1,501
Total assets	$66,250,183
Liabilities
Payable to affiliate for management fee	$17,014
Payable to affiliate for distribution and service fees	14,273
Total liabilities	$31,287
Net Assets	$66,218,896
Sources of Net Assets
Paid-in capital	$65,509,336
Accumulated net realized loss (computed on the basis of identified cost)	(385,391)
Accumulated undistributed net investment income	1,095,288
Net unrealized depreciation (computed on the basis of identified cost)	(337)
Total	$66,218,896
Net Asset Value, Offering Price and Redemption Price Per Share
($66,218,896 ÷ 960,351 shares of beneficial interest outstanding)	$68.95

Statement of Operations

For the Six Months Ended
June 30, 2008

Investment Income
Interest	$1,328,309
Total investment income	$1,328,309
Expenses
Management fee	$186,329
Distribution and service fees	132,375
Total expenses	$318,704
Deduct — Reduction of management fee	$61,555
Reduction of distribution and service fees	24,128
Total expense reductions	$85,683
Net expenses	$233,021
Net investment income	$1,095,288
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$80,163
Net realized gain	$80,163
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(1,117)
Net change in unrealized appreciation (depreciation)	$(1,117)
Net realized and unrealized gain	$79,046
Net increase in net assets from operations	$1,174,334

See notes to financial statements
5

Eaton Vance Institutional Short Term Treasury Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
From operations — Net investment income	$1,095,288	$5,075,521
Net realized gain from investment transactions	80,163	73,264
Net change in unrealized appreciation (depreciation) from investments	(1,117)	2,312
Net increase in net assets from operations	$1,174,334	$5,151,097
Distributions to shareholders — From net investment income	$—	$(586,179)
Total distributions to shareholders	$—	$(586,179)
Transactions in shares of beneficial interest — Proceeds from sale of shares	$216,558,643	$679,816,962
Net asset value of shares issued to shareholders in payment of distributions declared	—	586,179
Cost of shares redeemed	(166,530,711)	(683,483,608)
Net increase (decrease) in net assets from Fund share transactions	$50,027,932	$(3,080,467)
Net increase in net assets	$51,202,266	$1,484,451
Net Assets
At beginning of period	$15,016,630	$13,532,179
At end of period	$66,218,896	$15,016,630
Accumulated undistributed net investment income included in net assets
At end of period	$1,095,288	$—

See notes to financial statements
6

Eaton Vance Institutional Short Term Treasury Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005	2004	2003(1)
Net asset value — Beginning of period	$68.290		$67.960	$72.180	$72.210	$72.200	$72.840
Income (loss) from operations
Net investment income	$0.704		$2.989	$3.421	$1.923	$0.677	$0.696
Net realized and unrealized gain (loss)	(0.044)		0.115	(0.202)	(0.030)	0.010	(0.476	)(2)
Total income from operations	$0.660		$3.104	$3.219	$1.893	$0.687	$0.220
Less distributions
From net investment income	$—		$(2.774)	$(7.439)	$(1.923)	$(0.677)	$(0.860)
Total distributions	$—		$(2.774)	$(7.439)	$(1.923)	$(0.677)	$(0.860)
Net asset value — End of period	$68.950		$68.290	$67.960	$72.180	$72.210	$72.200
Total Return(3)	0.97	%(6)	4.57%	4.46%	2.62%	0.95%	0.31%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$66,219		$15,017	$13,532	$9,985	$9,988	$9,988
Ratios (As a percentage of average daily net assets):
Net expenses(4)	0.44	%(5)	0.45%	0.44%	0.28%	0.25%	0.25%
Net investment income	2.06	%(5)	4.31%	4.60%	2.63%	0.93%	0.96%
Portfolio Turnover	0	%(6)	0%	0%	0%	0%	0%

(1)  Net Investment income per share was computed using average shares outstanding.

(2)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  The manager voluntarily waived a portion of its management fee and the principal underwriter voluntarily waived a portion of its distribution and service fees (equal to 0.16%, 0.15%, 0.16%, 0.32%, 0.35% and 0.35% of average daily net assets for the six months ended June 30, 2008 and for the years ended December 31, 2007, 2006, 2005, 2004 and 2003, respectively). Absent this waiver, total return would be lower.

(5)  Annualized.

(6)  Not annualized.

See notes to financial statements
7

Eaton Vance Institutional Short Term Treasury Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Institutional Short Term Treasury Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to seek current income and liquidity. The Fund invests exclusively in U.S. Treasury obligations (bills, notes and bonds) with a remaining maturity of up to five years and repurchase agreements collateralized exclusively by U.S. Treasury obligations.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of market quotations provided by independent pricing services. The pricing services consider various factors relating to bonds and/or market transactions to determine market value. Repurchase agreements are valued at amortized cost. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2007, the Fund, for federal income tax purposes, had a capital loss carryforward of $464,796 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2010 ($308,361) and December 31, 2014 ($156,435).

As of June 30, 2008, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended June 30, 2008 remains subject to examination by the Internal Revenue Service.

E  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Repurchase Agreements — The Fund may enter into repurchase agreements collateralized exclusively by U.S. Treasury obligations with banks and broker-dealers determined to be creditworthy by the Fund's manager, Eaton Vance Management (EVM). Under a repurchase agreement, the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. The Fund's repurchase agreements provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily. The repurchase date is usually overnight, but may be within seven days of the

8

Eaton Vance Institutional Short Term Treasury Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

original purchase date. In the event of bankruptcy of the counterparty or a third party custodian, the Fund might experience delays in recovering its cash or experience a loss.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to pay dividends and capital gains annually, normally in December. The Fund intends, on its tax return, to treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Fund is required to distribute as dividends to shareholders in order for the Fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to non-redeeming shareholders and defer the recognition of taxable income by such shareholders. However, since the amount of any undistributed income will be reflected in the value of the Fund's shares, the total return on a shareholder's investment will not be reduced as a result of the Fund's distribution policy. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term gains are considered to be from ordinary income.

3  Management Fee and Other Transactions with Affiliates

The management fee is earned by EVM as compensation for management services rendered to the Fund. The fee is computed at an annual rate of 0.35% of the Fund's average daily net assets and is payable monthly. For the six months ended June 30, 2008, the management fee amounted to $186,329. Pursuant to a voluntary fee waiver, EVM made a reduction of its management fee in the amount of $61,555 for the six months ended June 30, 2008. EVM serves as the administrator to the Fund, but receives no compensation. EVM also pays all ordinary operating expenses of the Fund (excluding the management and distribution and service fees). Eaton Vance Distributors, Inc. (EVD) the Fund's principal underwriter and an affiliate of EVM, received distribution and service fees (see Note 4).

Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the management fee. Certain officers and Trustees of the Fund are officers of EVM. Trustees' fees incurred by the Fund for the six months ended June 30, 2008 were paid by EVM.

4  Distribution Plan

The Fund has in effect a distribution plan pursuant to Rule 12b-1 under the 1940 Act. The distribution plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of the Fund's average daily net assets for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2008 amounted to $132,375. Pursuant to a voluntary fee waiver, EVD made a reduction of its distribution and service fees in the amount of $24,128.

5  Purchases and Sales of Investments

Purchases and sales (including maturities) of short-term U.S. Government securities aggregated $228,979,622 and $203,810,930, respectively, for the six months ended June 30, 2008. There were no purchases or sales of long-term investments during the six months ended June 30, 2008.

6  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of

9

Eaton Vance Institutional Short Term Treasury Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	3,165,110	9,871,760
Issued to shareholders electing to receive payments of distributions in Fund shares	—	8,586
Redemptions	(2,424,665)	(9,859,567)
Net increase	740,445	20,779

At June 30, 2008, two shareholders owned 77% and 23%, respectively, of the outstanding shares of the Fund.

7  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$66,249,078
Gross unrealized appreciation	$5,006
Gross unrealized depreciation	(6,101)
Net unrealized depreciation	$(1,095)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2008.

9  Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2008, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	66,247,983
Level 3	Significant Unobservable Inputs	—
	Total	$66,247,983

The Fund held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

10

Eaton Vance Institutional Short Term Treasury Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

11

Eaton Vance Institutional Short Term Treasury Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the management agreement of the Eaton Vance Institutional Short Term Treasury Fund (the "Fund") with Eaton Vance Management (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the management agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the management agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board considered the Adviser's experience in managing portfolios consisting of high quality money market instruments and short-term obligations. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the management agreement.

12

Eaton Vance Institutional Short Term Treasury Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five- year periods ended September 30, 2007 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual management fee rates, including any administrative fee rates, payable by the Fund (referred to as "management fees"). As part of its review, the Board considered the Fund's management fees and total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the Adviser and its affiliates and the Fund can be expected to continue to share such benefits equitably.

13

Eaton Vance Institutional Short Term Treasury Fund

OFFICERS AND TRUSTEES

Officers
Thomas E. Faust Jr.
President and Trustee
Michael A. Allison
Vice President
J. Scott Craig
Vice President
Gregory R. Greene
Vice President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert J. Milmore
Vice President
J. Bradley Ohlmuller
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Chief Legal Officer and Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

14

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Manager
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Institutional Short Term Treasury Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

163-8/08  I-TYSRC

Semiannual Report June 30, 2008

EATON VANCE
INSTITUTIONAL
SHORT TERM
INCOME
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Institutional Short Term Income Fund as of June 30, 2008

INVESTMENT UPDATE

Duke E. Laflamme, CFA
Co-Portfolio Manager

Thomas H. Luster, CFA
Co-Portfolio Manager

Economic and Market Conditions

•                  In the second quarter of 2008, the U.S. economy grew at an annual rate of 1.9%, based on preliminary estimates by the U.S. Commerce Department. This followed an increase of 0.9% in the first quarter of 2008. Unemployment moved up to 5.5% in June 2008 from 5.0% in December 2007. Inflation also increased due to higher food and energy prices. In June 2008, the Consumer Price Index increased 1.1% for the month, compared with a range of 0.0% to 0.6% per month during the previous six months.

•                  The first calendar quarter of 2008 closed on an historically significant note, with the Federal Reserve (the “Fed”) approving a financing arrangement for J.P. Morgan’s takeover of Bear Stearns on March 17. Through June 30, 2008, the Fed lowered the Fed Funds rate 325 basis points (3.25%) since September 2007 to 2.00% and the Discount Rate 400 basis points (4.00%) to 2.25% since August 2007. These rate declines since December 31, 2007, are reflected in the graph to the right.

•                  The second quarter of 2008 began on a more optimistic note. Credit spreads narrowed and Treasury bonds saw impressive gains. However, during the quarter, investors shifted their focus to traditional macroeconomic indicators, which remained uncertain and problematic. Unemployment increased, and higher energy prices and declines in home values pressured an already debt-burdened consumer.

Management Discussion

•                  Eaton Vance Institutional Short Term Income Fund seeks current income and liquidity. The Fund currently seeks to meet its investment objective by investing in U.S. Treasury obligations, U.S. agency obligations, obligations of commercial banks or savings and loan associations (such as bankers’ acceptances and fixed and variable rate certificates of deposit), repurchase agreements, auction-rate securities, commercial paper, corporate bonds, preferred stock, fixed and floating-rate asset-backed securities, and mortgage-backed securities, all of which must be rated A or higher by a nationally recognized statistical rating organization. The Fund maintains a dollar-weighted average portfolio maturity of not more than three years. The dollar-weighted average duration of the Fund will not exceed two years.

•                  During the six months ended June 30, 2008, management continued to maintain a relatively short weighted average maturity in the Fund to provide flexibility for interest rate increases. This helped reduce volatility in the Fund’s net asset value (NAV) during a period of unusual market turmoil but detracted from the Fund’s relative performance versus the Merrill Lynch U.S. Corporate & Government 1-3 Years A-Rated and Above Index.

Total Return performance 12/31/07 – 6/30/08

Eaton Vance Institutional Short Term Income Fund(1)	0.84%
Merrill Lynch U.S. Corporate & Government 1-3 Years A-Rated and Above Index(2)	2.07

(1)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. There is no sales charge. Absent fee waivers by the investment adviser and the principal underwriter, the returns would be lower.

(2)

It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an expense limitation or waiver in effect for certain periods, performance would have been lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

1

Eaton Vance Institutional Short Term Income Fund as of June 30, 2008

FUND PERFORMANCE

Performance

Symbol	EISIX
SEC Average Annual Total Returns
Six Months	0.84%
One Year	2.92
Five Years	2.89
Life of Fund†	2.75

†Inception Date – 1/7/03

Total Annual
Operating Expenses(1)

Gross Expense Ratio	0.60%
Net Expense Ratio	0.46

(1)

Source: Prospectus dated 5/1/08. Net Expense Ratio reflects a voluntary advisory fee waiver and distribution and service fee waiver that can be terminated at any time. Without these waivers, performance would have been lower.

Portfolio Composition

Asset Allocation(2)

By net assets

(2)	As a percentage of the Fund’s net assets as of 6/30/08.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an expense limitation or waiver in effect for certain periods, performance would have been lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance Institutional Short Term Income Fund as of June 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 – June 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Institutional Short Term Income Fund

	Beginning Account Value (1/1/08)	Ending Account Value (6/30/08)	Expenses Paid During Period* (1/1/08 – 6/30/08)
Actual	$1,000.00	$1,008.40	$2.25	**
Hypothetical
(5% return per year before expenses)	$1,000.00	$1,022.60	$2.26	**

*  Expenses are equal to the Fund's annualized expense ratio of 0.45% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2007.

**  Absent fee waivers by the investment adviser and the principal underwriter, expenses would have been higher.

3

Eaton Vance Institutional Short Term Income Fund as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Paper — 44.6%
Security	Principal Amount (000's omitted)	Value
Banks and Money Services — 44.6%
Abbey National North America, LLC, 2.65%, 9/15/08	$525	$522,063
Australia and New Zealand Banking Group, Ltd., 2.50%, 7/7/08(1)	1,280	1,279,467
Australia and New Zealand Banking Group, Ltd., 2.65%, 7/9/08(1)	500	499,706
Barton Capital Corp., LLC, 2.55%, 7/24/08(1)	760	758,762
Barton Capital Corp., LLC, 2.70%, 7/11/08(1)	1,000	999,250
BNP Paribus Finance, Inc., 2.75%, 7/14/08	900	899,106
BNP Paribus Finance, Inc., 2.75%, 8/1/08	500	498,816
CAFCO, LLC, 2.58%, 8/8/08(1)	596	594,377
CIESCO, LLC, 2.65%, 8/7/08(1)	525	523,570
CIESCO, LLC, 2.73%, 7/10/08(1)	500	499,659
CRC Funding, LLC, 2.65%, 8/8/08(1)	800	797,762
General Electric Capital Corp., 2.50%, 9/3/08	900	896,000
General Electric Capital Corp., 2.62%, 7/31/08	1,300	1,297,162
Genworth Financial, Inc., 2.50%, 7/14/08(1)	525	524,526
ING (US) Funding, LLC, 2.725%, 7/25/08	315	314,428
ING (US) Funding, LLC, 2.75%, 8/4/08	400	398,961
KittyHawk Funding Corp., 2.54%, 7/18/08(1)	752	751,098
KittyHawk Funding Corp., 2.65%, 7/3/08(1)	750	749,890
KittyHawk Funding Corp., 2.75%, 7/15/08(1)	513	512,451
Lehman Brothers Holdings, Inc., 3.05%, 10/9/08	300	297,459
National Australia Bank, 2.83%, 9/8/08(1)	655	651,447
Old Line Funding, LLC, 2.57%, 7/16/08(1)	500	499,464
Old Line Funding, LLC, 2.65%, 7/29/08(1)	525	523,918
Old Line Funding, LLC, 2.80%, 7/8/08(1)	262	261,857
Ranger Funding Co. LLC, 2.57%, 8/8/08(1)	561	559,478
Ranger Funding Co. LLC, 2.75%, 7/14/08(1)	784	783,221
Royal Bank of Scotland, 2.60%, 7/14/08	500	499,531
Sheffield Receivables Corp., 2.80%, 7/31/08(1)	500	498,833
Sheffield Receivables Corp., 2.87%, 7/1/08(1)	525	525,000
Societe Generale North America, Inc., 2.85%, 7/14/08	200	199,794
Societe Generale North America, Inc., 2.85%, 8/8/08	200	199,398
Toyota Motor Credit Co., 2.35%, 7/9/08	1,500	1,499,217
UBS Finance Delaware, LLC, 2.57%, 7/14/08	635	634,411
UBS Finance Delaware, LLC, 2.60%, 7/8/08	617	616,688
Yorktown Capital, LLC, 2.52%, 7/21/08(1)	1,113	1,111,442
		$22,678,212
Total Commercial Paper (identified cost $22,678,212)		$22,678,212

Corporate Bonds & Notes — 2.4%
Security	Principal Amount (000's omitted)	Value
Banks and Money Services — 2.4%
American Express Centurion Bank, 2.732%, 9/17/08(2)	$600	$598,886
American General Finance Corp., MTN, 3.063%, 9/18/08(2)	600	597,317
		$1,196,203
Total Corporate Bonds & Notes (identified cost $1,199,495)		$1,196,203
Commercial Mortgage-Backed Securities — 29.2%
Security	Principal Amount (000's omitted)	Value
Banks and Money Services — 29.2%
GSMS, Series 2001-Rock, Class A2FL, 2.818%, 5/3/18(2)(3)	$3,000	$2,991,707
JPMCC, Series 2005-FL1A, Class A1, 2.581%, 2/15/19(2)(3)	73	70,266
JPMCC, Series 2006-FL2A, Class A2, 2.601%, 11/15/18(2)(3)	5,000	4,689,439
MLFT, Series 2006-1, Class A1, 2.541%, 6/15/22(2)(3)	3,197	3,008,150
WBCMT, Series 2006-WL7A, Class A1, 2.561%, 9/15/21(2)(3)	4,323	4,079,359
Total Commercial Mortgage-Backed Securities (identified cost $15,843,540)		$14,838,921
Asset-Backed Securities — 1.6%
Security	Principal Amount (000's omitted)	Value
Banks and Money Services — 1.6%
CCCIT, Series 2005-B1, Class B1, 4.40%, 9/15/10	$550	$551,443
CHAMT, Series 2003-6, Class A, 2.581%, 2/15/11(2)	175	174,912
MBNAS, Series 2003-A9, Class A9, 2.601%, 2/15/11(2)	100	99,978
Total Asset-Backed Securities (identified cost $818,724)		$826,333

See notes to financial statements
4

Eaton Vance Institutional Short Term Income Fund as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Preferred Stocks — 5.6%
Security	Shares	Value
Banks and Money Services — 5.6%
MBNA Capital D, 8.125%, 10/1/32	120,000	$2,860,491
		$2,860,491
Total Preferred Stocks (identified cost $3,000,000)		$2,860,491
Time Deposits — 2.0%
Security	Principal Amount (000's omitted)	Value
BNP Paribas, 2.50%, 7/1/08	$1,000	$1,000,000
Total Time Deposits (at identified cost $1,000,000)		$1,000,000
Repurchase Agreements — 14.4%
Security	Principal Amount (000's omitted)	Value
Morgan Stanley Repurchase Agreement, dated 6/30/08, due 7/1/08, with a maturity value of $7,343,500 and an effective yield of 2.45%, collateralized by U.S. Treasury obligations and U.S. agency obligations with rates ranging from 0.00% to 6.125%, maturity dates ranging from 7/1/08 to 5/29/13 and an aggregate market value of $7,490,468	$7,343	$7,343,000
Total Repurchase Agreements (identified cost $7,343,000)		$7,343,000
Total Investments — 99.8% (identified cost $51,882,971)		$50,743,160
Other Assets, Less Liabilities — 0.2%		$78,194
Net Assets — 100.0%		$50,821,354

CCCIT - Citibank Credit Card Issuance Trust

CHAMT - Chase Credit Card Master Trust

GSMS - GS Mortgage Securities Corporation II

JPMCC - JP Morgan Chase Commercial Mortgage Security Corp.

MBNAS - MBNA Credit Card Master Note Trust

MLFT - Merrill Lynch Floating Trust

MTN - Medium-Term Note

WBCMT - Wachovia Bank Commercial Mortgage Trust

(1)  A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held are deemed liquid based on criteria and procedures authorized by the Trustees.

(2)  Variable rate security. The stated interest rate represents the rate in effect at June 30, 2008.

(3)  Private placement security that may be resold to qualified investors.

See notes to financial statements
5

Eaton Vance Institutional Short Term Income Fund as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Investments, at value (identified cost, $44,539,971)	$43,400,160
Repurchase Agreements, at value (identified cost, $7,343,000)	7,343,000
Cash	461
Interest receivable	93,926
Total assets	$50,837,547
Liabilities
Payable to affiliate for distribution and service fees	$7,223
Payable to affiliate for investment adviser fee	4,802
Payable to affiliate for administration fee	4,168
Total liabilities	$16,193
Net Assets	$50,821,354
Sources of Net Assets
Paid-in capital	$50,624,860
Accumulated net realized loss (computed on the basis of identified cost)	(303,434)
Accumulated undistributed net investment income	1,639,739
Net unrealized depreciation (computed on the basis of identified cost)	(1,139,811)
Total	$50,821,354
Net Asset Value, Offering Price and Redemption Price Per Share
($50,821,354 ÷ 1,119,336 shares issued and outstanding)	$45.40

Statement of Operations

For the Six Months Ended
June 30, 2008

Investment Income
Interest	$1,822,600
Total investment income	$1,822,600
Expenses
Investment adviser fee	$101,472
Administration fee	40,343
Distribution and service fees	100,857
Total expenses	$242,672
Deduct — Reduction of investment adviser fee	$42,143
Reduction of distribution and service fees	17,668
Total expense reductions	$59,811
Net expenses	$182,861
Net investment income	$1,639,739
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(303,434)
Net realized loss	$(303,434)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(716,248)
Net change in unrealized appreciation (depreciation)	$(716,248)
Net realized and unrealized loss	$(1,019,682)
Net increase in net assets from operations	$620,057

See notes to financial statements
6

Eaton Vance Institutional Short Term Income Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
From operations — Net investment income	$1,639,739	$20,910,927
Net realized gain (loss) from investment transactions	(303,434)	2,924
Net change in unrealized appreciation (depreciation) from investments	(716,248)	(424,109)
Net increase in net assets from operations	$620,057	$20,489,742
Distributions to shareholders — From net investment income	$—	$(1,905,967)
Total distributions to shareholders	$—	$(1,905,967)
Transactions in shares of beneficial interest — Proceeds from sale of shares	$75,000,000	$1,647,064,995
Net asset value of shares issued to shareholders in payment of distributions declared	—	1,905,967
Cost of shares redeemed	(75,192,760)	(1,622,029,440)
Net increase (decrease) in net assets from Fund share transactions	$(192,760)	$26,941,522
Net increase in net assets	$427,297	$45,525,297
Net Assets
At beginning of period	$50,394,057	$4,868,760
At end of period	$50,821,354	$50,394,057
Accumulated undistributed net investment income included in net assets
At end of period	$1,639,739	$—

See notes to financial statements
7

Eaton Vance Institutional Short Term Income Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Six Months Ended June 30, 2008		Year Ended December 31,				Period Ended
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)	December 31,2003(1)(2)
Net asset value — Beginning of period	$45.020		$44.730	$50.980	$50.240	$50.190	$50.000
Income (loss) from operations
Net investment income	$0.914		$2.221	$2.314	$1.583	$0.632	$0.422
Net realized and unrealized gain (loss)	(0.534)		(0.161)	0.030	(0.097)	(0.034)	0.048
Total income from operations	$0.380		$2.060	$2.344	$1.486	$0.598	$0.470
Less distributions
From net investment income	$—		$(1.770)	$(8.594)	$(0.746)	$(0.548)	$(0.280)
Total distributions	$—		$(1.770)	$(8.594)	$(0.746)	$(0.548)	$(0.280)
Net asset value — End of period	$45.400		$45.020	$44.730	$50.980	$50.240	$50.190
Total Return(3)	0.84	%(6)	4.59%	4.61%	2.95%	1.19%	0.94	%(6)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$50,821		$50,394	$4,869	$301,836	$135,027	$97,115
Ratios (As a percentage of average daily net assets):
Net expenses(4)	0.45	%(5)	0.46%	0.43%	0.34%	0.30%	0.55	%(5)
Net investment income	4.06	%(5)	4.86%	4.46%	3.11%	1.25%	0.85	%(5)
Portfolio Turnover	12	%(6)	250%	270%	378%	390%	429	%(6)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, January 7, 2003, to December 31, 2003.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  The investment adviser voluntarily waived a portion of its investment adviser fee and the principal underwriter voluntarily waived a portion of its distribution and service fees (equal to 0.15%, 0.14%, 0.17%, 0.26%, 0.30% and 0.05% of average daily net assets for the six months ended June 30, 2008, the years ended December 31, 2007, 2006, 2005 and 2004 and the period from the start of business, January 7, 2003, to December 31, 2003, respectively). Absent this waiver, total return would be lower.

(5)  Annualized.

(6)  Not annualized.

See notes to financial statements
8

Eaton Vance Institutional Short Term Income Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Institutional Short Term Income Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to seek current income and liquidity. The Fund invests in U.S. Treasury obligations, U.S. agency obligations, obligations of commercial banks or savings and loan associations (such as bankers' acceptances and fixed and variable rate certificates of deposit), repurchase agreements, auction rate securities, commercial paper, corporate bonds, preferred stock, fixed and floating rate asset-backed securities and mortgage-backed securities, all of which must be rated A or higher (i.e., within the top three rating categories).

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of market quotations provided by independent pricing services. The pricing services consider various factors relating to bonds and/or market transactions to determine market value. The value of preferred debt securities that are valued by a pricing service on an equity basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2008, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended December 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Repurchase Agreements — The Fund may enter into repurchase agreements collateralized by U.S. Treasury obligations, U.S. agency obligations, commercial paper and mortgage-backed securities involving any or all of its assets with banks and broker-dealers determined to be creditworthy by the Fund's investment adviser, Eaton Vance Management (EVM). Under a repurchase agreement, the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. The Fund's repurchase agreements provide that

9

Eaton Vance Institutional Short Term Income Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily. The repurchase date is usually overnight, but may be within seven days of the original purchase date. In the event of bankruptcy of the counterparty or a third party custodian, the Fund might experience delays in recovering its cash or experience a loss.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distribution to Shareholders

It is the present policy of the Fund to pay dividends and capital gains annually, normally in December. The Fund intends, on its tax return, to treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Fund is required to distribute as dividends to shareholders in order for the Fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to non-redeeming shareholders and defer the recognition of taxable income by such shareholders. However, since the amount of any undistributed income will be reflected in the value of the Fund's shares, the total return on a shareholder's investment will not be reduced as a result of the Fund's distribution policy. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.25% of the Fund's average daily net assets and is payable monthly. For the six months ended June 30, 2008, the adviser fee amounted to $101,472. Pursuant to a voluntary fee waiver, EVM made a reduction of its adviser fee in the amount of $42,143 for the six months ended June 30, 2008. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.10% of the Fund's average daily net assets. For the six months ended June 30, 2008, the administration fee amounted to $40,343. EVM also pays all ordinary operating expenses of the Fund (excluding the adviser fee, distribution and service fees and administration fee). Eaton Vance Distributors, Inc. (EVD), the Fund's principal underwriter and an affiliate of EVM, received distribution and service fees (see Note 4). Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM. Trustees' fees incurred by the Fund for the six months ended June 30, 2008 were paid by EVM.

4  Distribution Plan

The Fund has in effect a distribution plan pursuant to Rule 12b-1 under the 1940 Act. The distribution plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of the Fund's average daily net assets for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2008 amounted to $100,857. Pursuant to a voluntary fee waiver, EVD made a reduction of its distribution and service fees in the amount of $17,668.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal paydowns, for the six months ended June 30, 2008 were as follows:

Purchases
Investments (non-U.S. Government)	$2,917,500
U.S. Government and Agency Securities	—
$2,917,500

10

Eaton Vance Institutional Short Term Income Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Sales
Investments (non-U.S. Government)	$8,503,309
U.S. Government and Agency Securities	126,435
$8,629,744

6  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	1,664,818	36,375,900
Issued to shareholders electing to receive payments of distributions in Fund shares	—	42,214
Redemptions	(1,664,818)	(35,407,626)
Net increase	—	1,010,488

At June 30, 2008, one shareholder owned 100% of the outstanding shares of the Fund.

7  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$51,882,971
Gross unrealized appreciation	$7,609
Gross unrealized depreciation	(1,147,420)
Net unrealized depreciation	$(1,139,811)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2008.

9  Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2008, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	50,743,160
Level 3	Significant Unobservable Inputs	—
Total		$50,743,160

The Fund held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

11

Eaton Vance Institutional Short Term Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

12

Eaton Vance Institutional Short Term Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance Institutional Short Term Income Fund (the "Fund") with Eaton Vance Management (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board considered the Adviser's experience in managing portfolios consisting of high quality money market instruments and short-term obligations. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

13

Eaton Vance Institutional Short Term Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year and three-year periods ended September 30, 2007 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as "management fees"). As part of its review, the Board considered the Fund's management fees and total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the Adviser and its affiliates and the Fund can be expected to continue to share such benefits equitably.

14

Eaton Vance Institutional Short Term Income Fund

OFFICERS AND TRUSTEES

Officers
Thomas E. Faust Jr.
President and Trustee
Michael A. Allison
Vice President
J. Scott Craig
Vice President
Gregory R. Greene
Vice President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert J. Milmore
Vice President
J. Bradley Ohlmuller
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Chief Legal Officer and
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

15

This Page Intentionally Left Blank

Investment Adviser
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Institutional Short Term Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1555-8/08  ISTISRC

Semiannual Report June 30, 2008

EATON VANCE
INVESTMENT
GRADE
INCOME FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERYOF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGSAND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Investment Grade Income Fund as of June 30, 2008

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Duke E. Laflamme, CFA

Portfolio Manager

Economic and Market Conditions

•                  In the second quarter of 2008, the U.S. economy grew at an annual rate of 1.9%, based on preliminary estimates by the U.S. Commerce Department. This followed an increase of 0.9% in the first quarter of 2008. Unemployment moved up to 5.5% in June 2008 from 5.0% in December 2007. Inflation also increased due to higher food and energy prices. In June 2008, the Consumer Price Index increased 1.1% for the month, compared with a range of 0.0% to 0.6% per month during the previous six months.

•                  The first quarter of 2008 closed on an historically significant note, with the U.S. Federal Reserve (the “Fed”) approving a financing arrangement for J.P. Morgan’s takeover of Bear Stearns on March 17. Through June 30, the Fed has lowered the Fed Funds rate 325 basis points (3.25%) since September 2007 to 2.00% and the Discount Rate 400 basis points (4.00%) since August 2007 to 2.25%. The Fed also created a new lending facility to expand the collateral it would accept from member banks and extended the new lending facility to securities firms. With these actions, the Fed provided market liquidity during the period of uncertainty and tight credit conditions that had begun with the subprime mortgage crisis in August 2007.

•                  The second quarter of 2008 began on a more optimistic note. Credit spreads narrowed and bonds saw impressive gains. However, investors shifted their focus to traditional macroeconomic indicators, which remained uncertain and problematic. Unemployment increased, and higher energy prices and declines in home values pressured an already debt-burdened consumer. As the markets digested increasingly negative economic data, the gains in the markets during April and May were offset by a more difficult month in June.

Management Discussion

•                  The Fund’s(1) investments may include preferred securities, corporate bonds, U.S. Government securities, money market instruments, mortgage-backed securities (including collateralized mortgage obligations), and asset-backed securities (including collateralized debt obligations).

•                  During the six-month period, the Fund had positive total returns for the period but underperformed its primary benchmark, the Lehman Brothers U.S. Aggregate Bond Index (the “Index”).(3) This underperformance was due to the Fund’s small weighting of preferred stocks, which had negative returns and are not held in the Index. On the positive side, management increased exposure to the financials sector before the sector’s low in March, capturing the rally in April, and then reduced the Fund’s financial weighting after credit spreads had narrowed.

•                  The economic environment, while challenging, presented management with opportunities to benefit when the market oscillated between fear and recovery by adjusting portfolio sector allocations, industry weights, security selection, and yield curve exposure. In general, management increased portfolio exposure to credit spread sectors as fear increased and reversed those moves as the market recovered. From a yield curve perspective, management mitigated the effects of a steeper curve as fear in the market increased, while benefiting from a flatter curve during the recovery phase. At the same time, management closely evaluated underpriced and out-of-favor sectors for securities that offered compelling value.

Total Return Performance 12/31/07 – 6/30/08

Eaton Vance Investment Grade Income Fund Class I(2)	0.69%
Lehman Brothers U.S. Aggregate Bond Index(3)	1.13
Lehman Brothers U.S. Government/Credit Index(3)	0.98

Please see page 2 for more performance information.

(1)

The Fund currently invests in a separate registered investment company, Investment Grade Income Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

(2)	Class I shares generally have no sales charge.

(3)

It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an expense limitation or waiver in effect for certain periods, performance would have been lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

1

Eaton Vance Investment Grade Income Fund as of June 30, 2008

FUND PERFORMANCE

Performance(1)

Symbol	EIGIX
SEC Average Annual Total Return
Six Months	0.69%
One Year	5.26
Life of Fund†	3.51

†Inception Date – 3/21/07

(1)	Class I shares generally have no sales charge.

Total Annual Operating Expenses(2)

Gross Expense Ratio	3.08%
Net Expense Ratio	0.70%

(2)

Source: Prospectus dated 5/1/08. Net Expense Ratio reflects a contractual expense limitation that continues through April 30, 2009. Thereafter, the expense limitation may be changed or terminated at any time. Without this expense limitation performance would have been lower.

Portfolio Composition

Asset Allocation(3)

By net assets

(3)          As a percentage of Portfolio net assets at 6/30/08.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an expense limitation or waiver in effect for certain periods, performance would have been lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance Investment Grade Income Fund as of June 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 – June 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Investment Grade Income Fund

	Beginning Account Value (1/1/08)	Ending Account Value (6/30/08)	Expenses Paid During Period* (1/1/08 – 6/30/08)
Actual
Class I	$1,000.00	$1,006.90	$3.49	**
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,021.40	$3.52	**

*   Expenses are equal to the Fund's annualized expense ratio of 0.70% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2007. The Example reflects the expenses of both the Fund and the Portfolio.

** Absent an expense reimbursement by the administrator, the expenses would have been higher.

3

Eaton Vance Investment Grade Income Fund as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Investment in Investment Grade Income Portfolio, at value (identified cost, $5,399,562)	$5,341,688
Receivable from the administrator	25,769
Total assets	$5,367,457
Liabilities
Payable to affiliate for Trustees' fees	$300
Accrued expenses	15,801
Total liabilities	$16,101
Net Assets	$5,351,356
Sources of Net Assets
Paid-in capital	$5,418,302
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(10,773)
Accumulated undistributed net investment income	1,701
Net unrealized depreciation from Portfolio (computed on the basis of identified cost)	(57,874)
Total	$5,351,356
Class I Shares
Net Assets	$5,351,356
Shares Outstanding	544,114
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.83

Statement of Operations

For the Six Months
Ended June 30, 2008

Investment Income
Interest allocated from Portfolio	$112,377
Dividends allocated from Portfolio	4,792
Securities lending income allocated from Portfolio, net	1,680
Expenses allocated from Portfolio	(12,648)
Net investment income from Portfolio	$106,201
Expenses
Trustees' fees and expenses	$300
Registration fees	14,089
Legal and accounting services	11,016
Custodian fee	10,164
Printing and postage	2,943
Transfer and dividend disbursing agent fees	743
Miscellaneous	5,341
Total expenses	$44,596
Deduct — Reimbursement of expenses by the administrator	$42,014
Total expense reductions	$42,014
Net expenses	$2,582
Net investment income	$103,619
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$(1,405)
Swap contracts	1,447
Net realized gain	$42
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(94,288)
Financial futures contracts	(335)
Swap contracts	176
Net change in unrealized appreciation (depreciation)	$(94,447)
Net realized and unrealized loss	$(94,405)
Net increase in net assets from operations	$9,214

See note to financial statements
4

Eaton Vance Investment Grade Income Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Period Ended December 31, 2007(1)
From operations — Net investment income	$103,619	$118,211
Net realized gain (loss) from investment transactions and swap contracts	42	(11,064)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(94,447)	36,573
Net increase in net assets from operations	$9,214	$143,720
Distributions to shareholders — From net investment income	$(105,457)	$(126,590)
Tax return of capital	—	(2,153)
Total distributions to shareholders	$(105,457)	$(128,743)
Transactions in shares of beneficial interest — Proceeds from sale of shares	$2,633,796	$5,261,872
Net asset value of shares issued to shareholders in payment of distributions declared	46,420	90,471
Cost of shares redeemed	(37,653)	(2,562,284)
Net increase in net assets from Fund share transactions	$2,642,563	$2,790,059
Net increase in net assets	$2,546,320	$2,805,036
Net Assets
At beginning of period	$2,805,036	$—
At end of period	$5,351,356	$2,805,036
Accumulated undistributed net investment income included in net assets
At end of period	$1,701	$3,539

(1)  For the period from the start of business, March 21, 2007, to December 31, 2007.

See note to financial statements
5

Eaton Vance Investment Grade Income Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended June 30, 2008 (Unaudited)(1)		Period Ended December 31, 2007(1)(2)
Net asset value — Beginning of period	$10.010		$10.000
Income (loss) from operations
Net investment income	$0.234		$0.338
Net realized and unrealized gain (loss)	(0.174)		0.041
Total income from operations	$0.060		$0.379
Less distributions
From net investment income	$(0.240)		$(0.363)
Tax return of capital	—		(0.006)
Total distributions	$(0.240)		$(0.369)
Net asset value — End of period	$9.830		$10.010
Total Return(3)	0.69	%(9)	3.80	%(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5,352		$2,805
Ratios (As a percentage of average daily net assets): Net expenses before custodian fee reduction(4)(5)(7)	0.70	%(6)	0.75	%(6)
Net investment income	4.73	%(6)	4.35	%(6)
Portfolio Turnover of the Portfolio	32	%(9)	130	%(8)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, March 21, 2007, to December 31, 2007.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  The administrator reimbursed certain operating expenses (equal to 1.92% and 2.47% of average daily net assets for the six months ended June 30, 2008 and for the period from the start of business, March 21, 2007, to December 31, 2007, respectively). Absent these reimbursements, total return would have been lower.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

(7)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)  For the Portfolio's fiscal year ended December 31, 2007.

(9)  Not annualized.

See notes to financial statements
6

Eaton Vance Investment Grade Income Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Investment Grade Income Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers Class I shares, which are sold at net asset value and are not subject to a sales charge. The Fund invests all of its investable assets in Investment Grade Income Portfolio (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (3.9% at June 30, 2008). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2007, the Fund, for federal income tax purposes, had a capital loss carryforward of $10,854 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2015. Additionally, at December 31, 2007, the Fund had a net capital loss of $4,884 attributable to security transactions incurred after October 31, 2007. This net capital loss is treated as arising on the first day of the Fund's taxable year ending December 31, 2008.

As of June 30, 2008, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund's initial year of operations from March 21, 2007 to December 31, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

7

Eaton Vance Investment Grade Income Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

I  Interim Financial Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. EVM has agreed to reimburse the Fund's operating expenses to the extent that they exceed 0.70% annually of the Fund's average daily net assets for Class I. This agreement may be changed or terminated after April 30, 2009. Pursuant to this agreement, EVM was allocated $42,617 of the Fund's operating expenses for the six months ended June 30, 2008. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2008, EVM earned $12 in sub-transfer agent fees.

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Investment Transactions

For the six months ended June 30, 2008, increases and decreases in the Fund's investment in the Portfolio aggregated $2,634,016 and $107,525, respectively.

5  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class I	Six Month Ended June 30, 2008 (Unaudited)	Period Ended December 31, 2007(1)
Sales	262,919	528,398
Issued to shareholders electing to receive payments of distributions in Fund shares	4,674	9,162
Redemptions	(3,784)	(257,255)
Net increase	263,809	280,305

(1)  For the period from the start of business, March 21, 2007, to December 31, 2007.

8

Investment Grade Income Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 23.1%
Security	Principal Amount (000's omitted)	Value
Appliances — 0.5%
Whirlpool Corp., 6.125%, 6/15/11	$320	$328,608
Whirlpool Corp., MTN, 5.50%, 3/1/13	380	375,901
		$704,509
Banks — 0.5%
National Australia Bank, 8.60%, 5/19/10	$690	$738,716
		$738,716
Beverages — 0.5%
Anheuser-Busch Cos., Inc., 6.45%, 9/1/37	$750	$719,089
		$719,089
Building and Development — 0.1%
K. Hovnanian Enterprises, 6.50%, 1/15/14	$300	$196,500
		$196,500
Diversified Manufacturing — 1.1%
Ingersoll-Rand Co., 6.48%, 6/1/25	$69	$69,030
Ingersoll-Rand Co., MTN, 6.015%, 2/15/28	1,310	1,376,997
Ingersoll-Rand Co., MTN, 6.13%, 11/18/27	90	93,746
		$1,539,773
Drugs — 0.3%
Merck & Co., Inc., MTN, 5.76%, 5/3/37	$335	$356,522
		$356,522
Financial Services — 8.6%
American General Finance Corp., MTN, 5.40%, 12/1/15	$1,475	$1,253,625
Associates Corp., N.A., 5.96%, 5/15/37	30	31,061
Bear Stearns Co., Inc., 7.25%, 2/1/18	735	768,345
Bunge, Ltd. Finance Corp., 5.10%, 7/15/15	460	418,967
CIT Group, Inc., 5.80%, 10/1/36	965	744,092
Countrywide Home Loans, Inc., MTN, 4.125%, 9/15/09	1,100	1,050,890
Goldman Sachs Group, Inc., 6.15%, 4/1/18	1,155	1,122,553
HSBC Finance Corp., 5.25%, 1/14/11	775	777,318
IBM International Group Capital, 5.05%, 10/22/12	810	827,993
JP Morgan Chase & Co., 5.15%, 10/1/15	300	289,286
Merrill Lynch & Co., 5.70%, 5/2/17	785	692,297
Morgan Stanley, 3.875%, 1/15/09	945	941,461
Morgan Stanley, MTN, 6.625%, 4/1/18	840	797,315
Prudential Financial, Inc., MTN, 6.00%, 12/1/17	1,105	1,094,749

Security	Principal Amount (000's omitted)	Value
Financial Services (continued)
Washington Mutual, Inc., 4.00%, 1/15/09	$895	$868,261
		$11,678,213
Foods — 3.4%
ConAgra Foods, Inc., 6.70%, 8/1/27	$1,225	$1,285,499
Delhaize Group, 6.50%, 6/15/17	500	505,208
General Mills, Inc., 5.65%, 9/10/12	180	183,709
General Mills, Inc., 5.70%, 2/15/17	525	521,265
Kraft Foods, Inc., 6.875%, 1/26/39	650	632,778
Kroger Co., 6.80%, 4/1/11	595	620,841
McDonald's Corp., 5.80%, 10/15/17	865	884,533
		$4,633,833
Health Services — 0.4%
Laboratory Corp. of America, 5.50%, 2/1/13	$545	$528,597
		$528,597
Household Products — 0.4%
Procter and Gamble Co., 4.95%, 8/15/14	$495	$511,890
		$511,890
Lodging and Gaming — 0.2%
MGM Mirage, Inc., 8.50%, 9/15/10	$300	$297,750
		$297,750
Medical Products — 0.9%
Beckman Coulter, Inc., 7.05%, 6/1/26	$1,200	$1,187,280
		$1,187,280
Oil and Gas-Equipment and Services — 1.7%
Burlington Resources, 9.875%, 6/15/10	$635	$705,887
Northwest Natural Gas, MTN, 6.65%, 11/10/27	1,570	1,620,866
		$2,326,753
Oil and Gas-U.S. Exploration and Production — 0.5%
XTO Energy, Inc., 6.25%, 8/1/17	$685	$693,229
		$693,229
Retail-Department Stores — 0.3%
Federated Retail Holding, 5.90%, 12/1/16	$500	$435,036
		$435,036

See notes to financial statements
9

Investment Grade Income Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Retail-Drug Stores — 0.5%
CVS Caremark Corp., 5.75%, 6/1/17	$640	$630,555
		$630,555
Retail-Specialty and Apparel — 0.5%
Costco Wholesale Corp., 5.50%, 3/15/17	$615	$625,361
		$625,361
Super Regional Banks — 2.0%
Bank of America Corp., 5.49%, 3/15/19	$750	$681,312
Wachovia Corp., MTN, 5.75%, 2/1/18	1,145	1,045,433
Wells Fargo Bank, N.A., 6.45%, 2/1/11	905	946,281
		$2,673,026
Utilities — 0.7%
Georgia Power Co., 5.70%, 6/1/17	$865	$884,775
		$884,775
Total Corporate Bonds (identified cost $32,235,140)		$31,361,407
Agency Mortgage-Backed Securities — 29.2%
Security	Principal Amount (000's omitted)	Value
FHLMC, Gold Pool #B10129, 3.50%, 10/1/18	$632	$600,520
FHLMC, Gold Pool #E00421, 6.00%, 3/1/11	56	57,734
FHLMC, Gold Pool #E00598, 5.50%, 12/1/13	433	440,548
FHLMC, Gold Pool #E00617, 5.50%, 1/1/14	702	714,653
FHLMC, Gold Pool #G18176, 5.00%, 4/1/22	3,973	3,928,579
FHLMC, PAC CMO, Series 1564-H, 6.50%, 8/15/08	1	1,440
FHLMC, PAC CMO, Series 1626-PT, 6.00%, 12/15/08	54	54,329
FHLMC, PAC CMO, Series 1758-G, 5.50%, 10/15/09	29	28,780
FHLMC, PAC CMO, Series 2534-HG, 4.50%, 4/15/16	492	492,013
FHLMC, PAC CMO, Series 2939, Class HP, 5.00%, 4/15/28	341	345,965
FNMA, PAC CMO, Series 1993-211-PJ, 6.00%, 11/25/08	20	19,590
FNMA, Pool #256673, 5.50%, 4/1/37	6,627	6,541,649
FNMA, Pool #448183, 5.50%, 10/1/13	82	83,116
FNMA, Pool #535454, 6.00%, 2/1/15	152	156,225
FNMA, Pool #545937, 6.00%, 6/1/14	138	141,630
FNMA, Pool #545948, 6.00%, 12/1/14	103	105,485
FNMA, Pool #888222, 6.00%, 2/1/37	9,593	9,698,286
FNMA, Pool #918109, 5.00%, 5/1/37	7,232	6,947,338
FNMA, Pool #929009, 6.00%, 1/1/38	7,964	8,043,984
GNMA, PAC CMO, Series 1998-14-PH, 6.50%, 6/20/28	906	935,390
GNMA, Pool #781412, 6.50%, 2/15/17	364	379,689
Total Agency Mortgage-Backed Securities (identified cost $39,909,801)		$39,716,943

Commercial Mortgage-Backed Securities — 7.9%
Security	Principal Amount (000's omitted)	Value
CSFB, Series 2003-C3, Class A2, 2.843%, 5/15/38	$65	$64,930
CSFB, Series 2003-C5, Class A2, 3.808%, 12/15/36	248	247,590
FUCMT, Series 1999-C1, Class A2, 6.07%, 10/15/35	689	689,675
GECMC, Series 2002-2A, Class A2, 4.97%, 8/11/36	779	778,438
GSMS, Series 2001-Rock, Class A2FL, 2.818%, 5/3/18(1)(2)	2,000	1,994,472
L-UCMT, Series 2002-C4, Class A3, 4.071%, 9/15/26	364	358,391
L-UCMT, Series 2004-C6, Class A6, 5.02%, 8/15/29	940	905,076
L-UCMT, Series 2004-C8, Class A3, 4.435%, 12/15/29	910	894,144
MLMT, Series 2003-Key1, Class A3, 4.893%, 11/12/35	1,405	1,390,758
MLMT, Series 2005-MCP1, Class AM, 4.805%, 6/12/43	1,225	1,134,349
NASC, Series 1998-D6, Class A1B, 6.59%, 3/15/30	89	89,392
WBCMT, Series 2003-C4, Class A2, 4.566%, 4/15/35	862	831,516
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42	1,350	1,294,421
Total Commercial Mortgage- Backed Securities (identified cost $10,704,195)		$10,673,152
Asset-Backed Securities — 2.4%
Security	Principal Amount (000's omitted)	Value
CHAIT, Series 2007-A15, Class A, 4.96%, 9/17/12	$1,105	$1,123,173
HAROT, Series 2008-1, Class A4, 4.88%, 8/18/11	600	599,836
HART, Series 2008-A, Class A4, 5.48%, 11/17/14	600	600,510
USAOT, Series 2007-2, Class A2, 5.04%, 4/15/10	894	898,689
Total Asset-Backed Securities (identified cost $3,198,325)		$3,222,208
U.S. Government Agency Bonds — 10.9%
Security	Principal Amount (000's omitted)	Value
FHLB, 3.75%, 8/18/09	$3,500	$3,533,684

See notes to financial statements
10

Investment Grade Income Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
FHLB, 5.25%, 1/14/09	$2,710	$2,745,921
FHLMC, 5.00%, 7/15/14	1,165	1,207,310
FHLMC, 5.25%, 7/18/11	2,000	2,094,956
FHLMC, 5.50%, 8/23/17	670	709,818
FNMA, 3.25%, 2/10/10	3,500	3,513,422
FNMA, 4.875%, 12/15/16	1,065	1,079,549
Total U.S. Government Agency Bonds (identified cost $14,880,149)		$14,884,660
U.S. Treasury Obligations — 19.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bond, 4.50%, 2/15/36	$3,500	$3,476,214
U.S. Treasury Bond, 6.25%, 8/15/23	475	565,287
U.S. Treasury Bond, 6.375%, 8/15/27	7,000	8,577,191
U.S. Treasury Inflation Index Note, 2.00%, 1/15/14	3,486	3,702,481
U.S. Treasury Note, 4.625%, 8/31/11	150	157,313
U.S. Treasury Note, 4.625%, 2/15/17	8,500	8,951,571
U.S. Treasury Note, 4.875%, 8/15/16	285	305,640
Total U.S. Treasury Obligations (identified cost $24,543,562)		$25,735,697
Preferred Securities — 2.7%
Security	Shares	Value
Banks — 0.9%
Zion Capital Trust B, 8.00%, 9/1/32	58,000	$1,279,093
		$1,279,093
Commercial Banks — 0.3%
National City Corp., Series F, 9.875%, 2/1/13(2)	17,000	$373,395
		$373,395
Financial Services — 0.6%
PPTT, 2006-A GS, Class A, 5.947%, 12/31/49(2)(3)	8,000	$805,818
		$805,818
Insurance — 0.9%
RAM Holdings, Ltd., Series A, 7.50%, 12/15/66(2)	2,000	$1,247,000
		$1,247,000

Security	Shares	Value
Thrifts & Mortgage Finance — 0.0%
Indymac Bank FSB, 8.50%, 5/29/49(3)	21,150	$6,609
		$6,609
Total Preferred Securities (identified cost $5,064,580)		$3,711,915
Interest Rate Swaptions — 0.3%
Description	Notional Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.422%, expires 8/13/08	$6,000,000	$19,200
Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.44%, expires 2/11/09	3,500,000	88,235
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.45%, expires 2/12/09	6,500,000	241,540
Total Interest Rate Swaptions (identified cost $561,289)		$348,975
Short-Term Investments — 3.7%
Commercial Paper — 1.0%
Security	Principal Amount (000's omitted)	Value
Old Line Funding Corp., 2.85%, 7/8/08(4)	$598	$597,668
Ranger Funding Co., LLC, 2.75%, 7/24/08(4)	296	295,480
Sheffield Receivables Corp., 2.87%, 7/1/08(4)	500	500,000
Total Commercial Paper (identified cost $1,393,148)		$1,393,148
Other Short-Term Investments — 2.7%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 2.28%(5)	$3,672	$3,672,204
Total Other Short-Term Investments (identified cost $3,672,204)		$3,672,204
Total Short-Term Investments (identified cost $5,065,352)		$5,065,352
Total Investments — 99.2% (identified cost $136,162,393)		$134,720,309

See notes to financial statements
11

Investment Grade Income Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Value
Other Assets, Less Liabilities — 0.8%	$1,118,332
Net Assets — 100.0%	$135,838,641

CHAIT - Chase Issuance Trust

CMO - Collateralized Mortgage Obligations

CSFB - Credit Suisse First Boston

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

FNMA - Federal National Mortgage Association (Fannie Mae)

FUCMT - First Union Commercial Mortgage Trust

GECMC - General Electric Commercial Mortgage Corporation

GNMA - Government National Mortgage Association (Ginnie Mae)

GSMS - GS Mortgage Securities Corporation II

HAROT - Honda Auto Receivables Owner Trust

HART - Hyundai Auto Receivables Trust

L-UCMT - LB-UBS Commercial Mortgage Trust

MLMT - Merrill Lynch Mortgage Trust

MTN - Medium-Term Note

NASC - Nomura Asset Securities Corporation

PAC - Planned Amortization Class

PPTT - Preferred Pass-Through Trust

USAOT - USAA Auto Owner Trust

WBCMT - Wachovia Bank Commercial Mortgage Trust

(1)  Private placement security that may be resold to qualified investors.

(2)  Variable rate security. The stated interest rate represents the rate in effect at June 30, 2008.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate value of the securities is $812,427 or 0.6% of the Portfolio's net assets.

(4)  A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held are deemed liquid based on criteria and procedures authorized by the Trustees.

(5)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2008.

See notes to financial statements
12

Investment Grade Income Portfolio as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Unaffiliated investments, (identified cost, $132,490,189)	$131,048,105
Affiliated investment, at value (identified cost, $3,672,204)	3,672,204
Receivable for investments sold	670,820
Interest receivable	1,390,424
Interest receivable from affiliated investment	9,374
Receivable for daily variation margin on open financial futures contracts	6,429
Receivable for open swap contracts	48,598
Securities lending income receivable	3,293
Total assets	$136,849,247
Liabilities
Payable for investments purchased	$632,036
Payable to affiliate for investment adviser fee	48,439
Payable to affiliate for Trustees' fees	294
Payable for open swap contracts	218,793
Payable for premium on swap contract	35,588
Payable for closed swap contract	20,910
Accrued expenses	54,546
Total liabilities	$1,010,606
Net Assets applicable to investors' interest in Portfolio	$135,838,641
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$137,459,430
Net unrealized depreciation (computed on the basis of identified cost)	(1,620,789)
Total	$135,838,641

Statement of Operations

For the Six Months Ended
June 30, 2008

Investment Income
Interest	$3,366,101
Dividends	134,704
Securities lending income, net	52,470
Interest income allocated from affiliated investment	159,192
Expenses allocated from affiliated investment	(21,320)
Total investment income	$3,691,147
Expenses
Investment adviser fee	$290,413
Trustees' fees and expenses	2,264
Custodian fee	47,285
Legal and accounting services	32,514
Miscellaneous	833
Total expenses	$373,309
Deduct — Reduction of custodian fee	$5
Total expense reductions	$5
Net expenses	$373,304
Net investment income	$3,317,843
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$481,553
Swap contracts	37,515
Net realized gain	$519,068
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(2,871,188)
Financial futures contracts	(8,510)
Swap contracts	(43,056)
Net change in unrealized appreciation (depreciation)	$(2,922,754)
Net realized and unrealized loss	$(2,403,686)
Net increase in net assets from operations	$914,157

See notes to financial statements
13

Investment Grade Income Portfolio as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) Six Months Ended June 30, 2008 Year Ended in Net Assets	(Unaudited)	December 31, 2007
From operations — Net investment income	$3,317,843	$5,219,123
Net realized gain from investment transactions and swap contracts	519,068	95,137
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(2,922,754)	1,108,580
Net increase in net assets from operations	$914,157	$6,422,840
Capital transactions — Contributions	$30,098,982	$26,351,160
Withdrawals	(20,877,463)	(15,572,098)
Net increase in net assets from capital transactions	$9,221,519	$10,779,062
Net increase in net assets	$10,135,676	$17,201,902
Net Assets
At beginning of period	$125,702,965	$108,501,063
At end of period	$135,838,641	$125,702,965

See notes to financial statements
14

Investment Grade Income Portfolio as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006	2005	2004	2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	0.57	%(2)	0.73%	0.76%	0.76%	0.75%	0.76%
Net investment income	4.83	%(2)	4.50%	4.12%	3.48%	3.43%	3.44%
Portfolio Turnover	32	%(3)	130%	93%	66%	71%	65%
Total Return	0.74	%(3)	5.56%	3.27%	2.15%	3.98%	3.76%
Net assets, end of period (000's omitted)	$135,839		$125,703	$108,501	$104,581	$100,278	$91,644

(1)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)  Annualized.

(3)  Not annualized.

See notes to financial statements
15

Investment Grade Income Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Investment Grade Income Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2008, the Eaton Vance Balanced Fund and Eaton Vance Investment Grade Income Fund held an interest of 65.6% and 3.9%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of market quotations provided by independent pricing services. The pricing services consider various factors relating to bonds and/or market transactions to determine market value. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued based on the closing price on the primary exchange on which such contracts trade. Credit default swaps and swaptions are valued by a broker-dealer (usually the counterparty to the agreement). Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral Fund are valued at the net asset value per share on the valuation date.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2008, the Portfolio has no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended December 31, 2007 remains subject to examination by the Internal Revenue Service.

16

Investment Grade Income Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — The Portfolio may enter into financial futures contracts. The Portfolio's investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Portfolio bears the risk if the counterparties do not perform under the contracts' terms.

I  Credit Default Swaps — The Portfolio may enter into credit default swap contracts to buy or sell protection against default on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract in the event of default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

J  Swaptions — The Portfolio may purchase swaptions for the purpose of hedging against adverse movements in interest rates. The contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into an interest rate swap, at preset terms, with the seller on the expiration date of the contract. The Portfolio pays a premium to the writer, which is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. Premiums paid for swaptions that expire are treated as realized losses. Premiums paid for swaptions that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap transaction to determine the realized gain or loss. The writer of the

17

Investment Grade Income Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

swaption bears the risk of unfavorable changes in the preset rate of the underlying interest rate swap. The Portfolio's risk is limited to the premium paid.

K  Interim Financial Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement, as amended by a fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.450% of the Portfolio's average daily net assets up to $1 billion and at reduced rates as average daily net assets exceed that level, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fee. For the six months ended June 30, 2008, the Portfolio's adviser fee totaled $310,600 of which $20,187 was allocated from Cash Management and $290,413 was paid or accrued directly by the Portfolio. For the six months ended June 30, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.45% (annualized) of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended June 30, 2008, were as follows:

Purchases
Investments (non-U.S. Government)	$11,759,091
U.S. Government and Agency Securities	44,059,707
$55,818,798
Sales
Investments (non-U.S. Government)	$13,744,380
U.S. Government and Agency Securities	25,837,951
$39,582,331

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$136,459,775
Gross unrealized appreciation	$1,559,113
Gross unrealized depreciation	(3,298,579)
Net unrealized depreciation	$(1,739,466)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include financial futures contracts and credit default swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

18

Investment Grade Income Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

A summary of obligations under these financial instruments at June 30, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
9/08	100 10-Year U.S. Treasury Note	Long	$11,390,975	$11,392,188	$1,213
9/08	50 2-Year U.S. Treasury Note	Short	(10,555,295)	(10,560,156)	(4,861)
9/08	50 U.S. Treasury Bond	Short	(5,774,826)	(5,779,688)	(4,862)
					$(8,510)

Credit Default Swaps

Counterparty	Reference Entity	Buy/ Sell	Notional Amount (000's omitted)	Pay/ Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
JP Morgan Chase, N.A.	HSBC Capital Funding, LP (Preferred)	Sell	$2,000	0.350%	6/20/2011	$(131,638)
JP Morgan Chase, N.A.	HSBC Bank, PLC	Buy	2,000	0.095	6/20/2011	25,341
Merrill Lynch International	CDX.NA.IG.10	Buy	5,000	1.550	6/20/2013	23,257
HSBC Bank, USA	Pulte Homes, Inc.	Sell	1,000	0.880	6/20/2012	(87,155)
						$(170,195)

CDX.NA.IG.10 – CDX North American Investment Grade 10 Index

At June 30, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2008.

7  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $125,495 for the six months ended June 30, 2008. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans. At June 30, 2008, the Fund had no securities on loan.

8  Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19

Investment Grade Income Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

At June 30, 2008, the inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$3,672,204	$(8,510)
Level 2	Other Significant Observable Inputs	131,048,105	(170,195)
Level 3	Significant Unobservable Inputs	—	—
Total		$134,720,309	$(178,705)

*  Other financial instruments include futures and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

9  Recently Issued Accounting Pronouncement

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), "Disclosures about Derivative Instruments and Hedging Activities". FAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

20

Eaton Vance Investment Grade Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

21

Eaton Vance Investment Grade Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Investment Grade Income Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Investment Grade Income Fund (the "Fund") invests, with Boston Management and Research ("BMR" or the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments to be held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board noted the abilities and experience of such investment personnel in analyzing factors relevant to investing in investment grade bonds, including the Adviser's in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Portfolio's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the period from inception (March 2007) through September 30, 2007 for the Fund. The Board noted that the Fund maintains a shorter average duration than its peers, which has affected the performance of the Portfolio relative to its peers. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio was satisfactory.

22

Eaton Vance Investment Grade Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Management Fees and Expenses

The Board reviewed contractual management fee rates, including any administrative fee rates, payable by the Portfolio (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Portfolio's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and Eaton Vance Management (the "Administrator"), the Board concluded that the management fees charged for advisory and related services and the Portfolio's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and the Administrator in providing investment advisory and administrative services to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and the Administrator are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Portfolio and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Portfolio and the Adviser's and Administrator's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Administrator, on the one hand, and the Portfolio on the other hand. The Board also concluded that the structure of the management fees, which includes breakpoints, can be expected to cause such benefits to continue to be shared equitably.

23

Eaton Vance Investment Grade Income Fund

OFFICERS AND TRUSTEES

Eaton Vance Investment Grade Income Fund

Officers
Thomas E. Faust Jr.
President and Trustee
Michael A. Allison
Vice President
J. Scott Craig
Vice President
Gregory R. Greene
Vice President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert J. Milmore
Vice President
J. Bradley Ohlmuller
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Chief Legal Officer and Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

24

Eaton Vance Investment Grade Income Fund

OFFICERS AND TRUSTEES CONT'D

Investment Grade Income Portfolio

Officers Duke E. Laflamme President Thomas H. Luster Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Chief Legal Officer and Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

25

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Investment Adviser of Investment Grade Income Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Investment Grade Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Investment Grade Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

2978-8/08  IGISRC

Semiannual Report June 30, 2008

EATON VANCE
SPECIAL
EQUITIES
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Special Equities Fund as of June 30, 2008

INVESTMENT UPDATE

Nancy B. Tooke, CFA

Portfolio Manager

Economic and Market Conditions

•                  Equity markets remained challenging during the six months ended June 30, 2008, as concerns surrounding ailing credit markets, elevated commodity prices and a slowing global economy failed to abate. The equity markets suffered their worst quarterly loss in more than five years in the first quarter of 2008. The second quarter remained just as difficult as investors dealt with ongoing turmoil in the financial and housing markets, creeping inflation and a continuing global economic slowdown. Major indices registered declines in the first half of the year, and the S&P SmallCap 600 Index lost 7.09% during the period. In this environment, small-cap stocks continued to lead large-cap stocks, and growth stocks outpaced their value counterparts.

•                  For the six months ended June 30, 2008, just one of the ten major sectors within the S&P SmallCap 600 Index(3) – energy – registered a positive return. Energy stocks were the runaway pacesetters during the period, while utilities and industrials were the next best performing sectors, posting relatively modest losses. The telecommunication services, financials, consumer discretionary and materials sectors were the weakest performing sectors. Market-leading industries during the six-month period included oil and gas consumables, road and rail, tobacco, energy equipment and services, and air freight and logistics. The worst-performing industries included airlines, automobiles, thrifts and mortgage companies, health care technology and diversified telecommunications, all of which posted sharply negative returns.

Management Discussion

•                  During the six months ended June 30, 2008, all of the Fund’s(1) share classes significantly outperformed their benchmark index and the average return of their Lipper peer group. The primary reason for the Fund’s outperformance were overweightings and favorable stock selection in the energy and materials sectors, where stock performance reflected the rise in oil prices and continuing demand for raw materials. Underweightings and stock selection in the consumer discretionary and information technology sectors also contributed to relative outperformance. Lower spending by consumers and a deferral of technology purchases by businesses made selectivity key in those areas.

•                  In the energy sector, the Fund saw strong performance from its investments in independent oil and gas exploration companies. The surge in oil and natural gas prices – together with improved drilling technologies – has improved the economic feasibility of drilling in previously hard-to-access shale formations. Many drillers achieved record production volumes and added significantly to reserves. The Fund’s investments in coal producers also fared well, with companies benefiting from industry consolidation and rising exports to China and India. With global demand exceeding supply, prices for both thermal coal and metallurgical coal used in steel production have risen sharply.

•                  The Fund was highly selective in the consumer discretionary sector, as consumers reined in spending due to high gasoline and food prices and a depressed housing market. The Fund’s investment in a discount retail chain was additive to performance. The company, which buys closeout merchandise from

Eaton Vance Special Equities Fund

Performance 12/31/07 – 6/30/08

Class A(2)	8.16%
Class B(2)	7.74
Class C(2)	7.81
S&P SmallCap 600 Index(3)	-7.09
Lipper Small Cap Growth Funds Average(3)	-11.82

See page 3 for more performance information.

(1)

The Fund currently invests its assets in a separate registered investment company, Special Equities Portfolio, with the same objective and investment policies as the Fund. References to investments are to the Portfolio’s holdings.

(2)

These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower.

(3)

It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

other retailers and re-sells it at a discount, benefited as shoppers sought value in a difficult economy. The company has also used the recent real estate downturn as an opportunity to purchase properties for future expansion.

•      In the materials sector, the Fund’s investment in a U.S. producer of iron ore pellets was additive to performance. The company has benchmarked its ore prices to rising steel prices and, with continuing infrastructure-related demand from China and India, has operated its mines at full capacity. In the information technology sector, software and electronic equipment makers provided positive performance. In a difficult software environment, a manufacturer of software used in semiconductor design performed well, exceeding revenue forecasts and attracting a merger offer.

•      While the Fund was significantly underweighted in the financial sector, the group was, nonetheless, a slight drag on performance. Commercial banks remained under pressure, as loan loss provisions continued to rise.

•      Telecommunications sector stocks were also among the Fund’s laggard performers. A manufacturer of wireless transmission equipment fared poorly. The company’s gross margins deteriorated due to merger-related costs and rising shipping costs, as well as a modest price erosion due to increasing Asia-based competition.

Portfolio Composition

Top Ten Holdings(1)

By net assets

Petrohawk Energy Corp.	3.2%
Goodrich Petroleum Corp.	2.8
Cleveland-Cliffs, Inc.	2.7
Patriot Coal Corp.	2.6
Denbury Resources, Inc.	2.3
Forest Oil Corp.	2.0
St. Mary Land & Exploration Co.	1.8
Range Resources Corp.	1.8
FTI Consulting, Inc.	1.8
Foundation Coal Holdings, Inc.	1.8

(1)	Top Ten Holdings represented 22.8% of Portfolio net assets as of 6/30/08. Excludes cash equivalents.

Sector Weightings(2)

By net assets

(2)	As a percentage of the Portfolio’s net assets as of 6/30/08. Excludes cash equivalents.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s future investments and may change due to active management.

2

Eaton Vance Special Equities Fund as of June 30, 2008

FUND PERFORMANCE

Fund Performance(1)

	Class A	Class B	Class C
Share Class Symbol	EVSEX	EMSEX	ECSEX
Average Annual Total Returns (at net asset value)
Six Months	8.16%	7.74%	7.81%
One Year	9.83	9.03	9.10
Five Years	15.02	14.14	14.17
Ten Years	4.33	3.62	3.70
Life of Fund†	8.05	6.88	6.98

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	1.95%	2.74%	6.81%
One Year	3.50	4.03	8.10
Five Years	13.68	13.90	14.17
Ten Years	3.71	3.62	3.70
Life of Fund†	7.90	6.88	6.98

†Inception dates: Class A: 4/22/68; Class B: 8/22/94; Class C: 11/17/94

(1)

Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were included, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Total Annual Operating Expenses(2)	Class A	Class B	Class C
Expense Ratio	1.39%	2.14%	2.14%

(2)	Source: Prospectus dated 5/1/08.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Special Equities Fund as of June 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 – June 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Special Equities Fund

	Beginning Account Value (1/1/08)	Ending Account Value (6/30/08)	Expenses Paid During Period* (1/1/08 – 6/30/08)
Actual
Class A	$1,000.00	$1,081.60	$7.45
Class B	$1,000.00	$1,077.40	$11.31
Class C	$1,000.00	$1,078.10	$11.32
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.70	$7.22
Class B	$1,000.00	$1,014.00	$10.97
Class C	$1,000.00	$1,014.00	$10.97

* Expenses are equal to the Fund's annualized expense ratio of 1.44% for Class A shares, 2.19% for Class B shares and 2.19% for Class C shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2007. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance Special Equities Fund as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Investment in Special Equities Portfolio, at value (identified cost, $64,606,247)	$83,706,644
Receivable for Fund shares sold	1,884,414
Total assets	$85,591,058
Liabilities
Payable for Fund shares redeemed	$90,670
Payable to affiliate for distribution and service fees	21,149
Payable to affiliate for Trustees' fees	14
Accrued expenses	34,998
Total liabilities	$146,831
Net Assets	$85,444,227
Sources of Net Assets
Paid-in capital	$83,707,315
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(17,056,303)
Accumulated net investment loss	(307,182)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	19,100,397
Total	$85,444,227
Class A Shares
Net Assets	$76,395,269
Shares Outstanding	4,300,860
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$17.76
Maximum Offering Price Per Share (100 ÷ 94.25 of $17.76)	$18.84
Class B Shares
Net Assets	$2,355,133
Shares Outstanding	135,406
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$17.39
Class C Shares
Net Assets	$6,693,825
Shares Outstanding	384,907
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$17.39
On sales of $50,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2008

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $370)	$94,241
Interest allocated from Portfolio	44,800
Expenses allocated from Portfolio	(243,217)
Net investment loss from Portfolio	$(104,176)
Expenses
Trustees' fees and expenses	$854
Distribution and service fees Class A	69,935
Class B	10,935
Class C	19,692
Transfer and dividend disbursing agent fees	44,040
Registration fees	37,063
Legal and accounting services	17,012
Printing and postage	12,388
Custodian fee	8,297
Miscellaneous	6,114
Total expenses	$226,330
Net investment loss	$(330,506)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$(1,701,373)
Foreign currency transactions	1,652
Net realized loss	$(1,699,721)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$7,453,656
Net change in unrealized appreciation (depreciation)	$7,453,656
Net realized and unrealized gain	$5,753,935
Net increase in net assets from operations	$5,423,429

See notes to financial statements
5

Eaton Vance Special Equities Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
From operations — Net investment loss	$(330,506)	$(485,773)
Net realized gain (loss) from investment and foreign currency transactions	(1,699,721)	5,838,907
Net change in unrealized appreciation (depreciation) from investments	7,453,656	4,663,559
Net increase in net assets from operations	$5,423,429	$10,016,693
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$22,570,817	$12,983,340
Class B	355,192	1,062,135
Class C	2,951,841	1,907,345
Cost of shares redeemed Class A	(6,183,038)	(8,075,761)
Class B	(375,731)	(1,057,252)
Class C	(331,099)	(748,334)
Net asset value of shares exchanged Class A	141,644	180,304
Class B	(141,644)	(180,304)
Net increase in net assets from Fund share transactions	$18,987,982	$6,071,473
Net increase in net assets	$24,411,411	$16,088,166
Net Assets
At beginning of period	$61,032,816	$44,944,650
At end of period	$85,444,227	$61,032,816
Accumulated undistributed net investment income (loss) included in net assets
At end of period	$(307,182)	$23,324

See notes to financial statements
6

Eaton Vance Special Equities Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)(1)		2007(1)	2006(1)		2005(1)	2004(1)		2003(1)
Net asset value — Beginning of period	$16.420		$13.440	$11.490		$10.740	$10.360		$7.910
Income (loss) from operations
Net investment loss	$(0.079)		$(0.126)	$(0.083)		$(0.132)	$(0.136)		$(0.127)
Net realized and unrealized gain	1.419		3.106	2.033		0.882	0.516		2.577
Total income from operations	$1.340		$2.980	$1.950		$0.750	$0.380		$2.450
Net asset value — End of period	$17.760		$16.420	$13.440		$11.490	$10.740		$10.360
Total Return(2)	8.16	%(7)	22.17%	16.97%		6.96%	3.72%		30.95%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$76,395		$54,931	$40,700		$38,627	$42,778		$46,244
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)(4)	1.44	%(5)	1.39%	1.42	%(6)	1.76%	1.63	%(6)	1.64%
Net investment loss	(0.99	)%(5)	(0.82)%	(0.66)%		(1.24)%	(1.36)%		(1.42)%
Portfolio Turnover of the Portfolio	33	%(7)	72%	98%		207%	264%		292%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)  Annualized.

(6)  The investment adviser waived a portion of its investment adviser fee (equal to less than 0.01% and 0.01% of average daily net assets for the years ended December 31, 2006 and 2004, respectively).

(7)  Not annualized.

See notes to financial statements
7

Eaton Vance Special Equities Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)(1)		2007(1)	2006(1)		2005(1)	2004(1)		2003(1)
Net asset value — Beginning of period	$16.140		$13.310	$11.460		$10.800	$10.500		$8.080
Income (loss) from operations
Net investment loss	$(0.135)		$(0.239)	$(0.177)		$(0.212)	$(0.214)		$(0.195)
Net realized and unrealized gain	1.385		3.069	2.027		0.872	0.514		2.615
Total income from operations	$1.250		$2.830	$1.850		$0.660	$0.300		$2.420
Net asset value — End of period	$17.390		$16.140	$13.310		$11.460	$10.800		$10.500
Total Return(2)	7.74	%(7)	21.26%	16.14%		6.11%	2.86%		29.95%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$2,355		$2,362	$2,130		$2,624	$3,436		$5,297
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)(4)	2.19	%(5)	2.14%	2.17	%(6)	2.51%	2.38	%(6)	2.39%
Net investment loss	(1.74	)%(5)	(1.57)%	(1.43)%		(1.99)%	(2.12)%		(2.17)%
Portfolio Turnover of the Portfolio	33	%(7)	72%	98%		207%	264%		292%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)  Annualized.

(6)  The investment adviser waived a portion of its investment adviser fee (equal to less than 0.01% and 0.01% of average daily net assets for the years ended December 31, 2006 and 2004, respectively).

(7)  Not annualized.

See notes to financial statements
8

Eaton Vance Special Equities Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)(1)		2007(1)	2006(1)		2005(1)	2004(1)		2003(1)
Net asset value — Beginning of period	$16.130		$13.310	$11.460		$10.800	$10.500		$8.070
Income (loss) from operations
Net investment loss	$(0.137)		$(0.238)	$(0.176)		$(0.212)	$(0.214)		$(0.197)
Net realized and unrealized gain	1.397		3.058	2.026		0.872	0.514		2.627
Total income from operations	$1.260		$2.820	$1.850		$0.660	$0.300		$2.430
Net asset value — End of period	$17.390		$16.130	$13.310		$11.460	$10.800		$10.500
Total Return(2)	7.81	%(7)	21.19%	16.14%		6.10%	2.88%		30.12%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$6,694		$3,739	$2,115		$2,191	$2,757		$4,168
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)(4)	2.19	%(5)	2.14%	2.17	%(6)	2.51%	2.38	%(6)	2.39%
Net investment loss	(1.74	)%(5)	(1.56)%	(1.42)%		(1.99)%	(2.12)%		(2.18)%
Portfolio Turnover of the Portfolio	33	%(7)	72%	98%		207%	264%		292%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)  Annualized.

(6)  The investment adviser waived a portion of its investment adviser fee (equal to less than 0.01% and 0.01% of average daily net assets for the years ended December 31, 2006 and 2004, respectively).

(7)  Not annualized.

See notes to financial statements
9

Eaton Vance Special Equities Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Special Equities Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Special Equities Portfolio (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2008). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2007, the Fund, for federal income tax purposes, had a capital loss carryforward of $15,356,582 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2010.

Additionally, at December 31, 2007, the Fund had net currency losses of $1,356, attributable to currency transactions incurred after October 31, 2007. The net currency losses are treated as arising on the first day of the Fund's taxable year ending December 31, 2008.

As of June 30, 2008, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended December 31, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

10

Eaton Vance Special Equities Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2008, EVM earned $2,783 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $9,281 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2008. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2008 amounted to $69,935 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2008, the Fund paid or accrued to EVD $8,201 and $14,769 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of

11

Eaton Vance Special Equities Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Class B and Class C shares. At June 30, 2008, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $310,000 and $1,662,000, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2008 amounted to $2,734 and $4,923 for Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2008, the Fund was informed that EVD received approximately $5,000 and $1,000 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended June 30, 2008, increases and decreases in the Fund's investment in the Portfolio aggregated $24,111,640 and $7,231,847, respectively.

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	1,340,548	826,527
Redemptions	(394,734)	(520,874)
Exchange from Class B shares	8,886	11,939
Net increase	954,700	317,592
Class B	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	21,449	68,519
Redemptions	(23,363)	(70,091)
Exchange to Class A shares	(9,056)	(12,085)
Net decrease	(10,970)	(13,657)
Class C	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	174,501	122,116
Redemptions	(21,395)	(49,257)
Net increase	153,106	72,859

12

Special Equities Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.8%
Security	Shares	Value
Aerospace & Defense — 2.6%
Alliant Techsystems, Inc.(1)	9,760	$992,397
Ceradyne, Inc.(1)	33,795	1,159,168
		$2,151,565
Beverages — 1.5%
Central European Distribution Corp.(1)	17,480	$1,296,142
		$1,296,142
Biotechnology — 1.2%
Martek Biosciences Corp.(1)	29,355	$989,557
		$989,557
Capital Markets — 2.0%
Affiliated Managers Group, Inc.(1)	7,600	$684,456
Lazard, Ltd., Class A	30,150	1,029,622
		$1,714,078
Chemicals — 1.6%
Intrepid Potash, Inc.(1)	1,600	$105,248
Terra Industries, Inc.	24,995	1,233,503
		$1,338,751
Commercial Banks — 1.4%
Cullen/Frost Bankers, Inc.	24,300	$1,211,355
		$1,211,355
Commercial Services & Supplies — 3.1%
Clean Harbors, Inc.(1)	15,150	$1,076,559
FTI Consulting, Inc.(1)	21,550	1,475,313
		$2,551,872
Computer Peripherals — 0.9%
Stratasys, Inc.(1)	41,190	$760,367
		$760,367
Construction & Engineering — 1.7%
Foster Wheeler, Ltd.(1)	19,710	$1,441,786
		$1,441,786

Security	Shares	Value
Distributors — 1.0%
LKQ Corp.(1)	48,010	$867,541
		$867,541
Electrical Equipment — 0.2%
Valence Technology, Inc.(1)	36,710	$162,625
		$162,625
Electronic Equipment & Instruments — 5.1%
Avnet, Inc.(1)	42,630	$1,162,946
Daktronics, Inc.	63,490	1,280,593
FLIR Systems, Inc.(1)	29,330	1,189,918
National Instruments Corp.	22,000	624,140
		$4,257,597
Energy Equipment & Services — 6.0%
Hornbeck Offshore Services, Inc.(1)	22,190	$1,253,957
ION Geophysical Corp.(1)	68,870	1,201,782
NATCO Group, Inc., Class A(1)	25,090	1,368,158
Willbros Group, Inc.(1)	27,097	1,187,120
		$5,011,017
Health Care Equipment & Supplies — 5.3%
Analogic Corp.	18,890	$1,191,392
IDEXX Laboratories, Inc.(1)	10,540	513,720
Immucor, Inc.(1)	9,230	238,872
ResMed, Inc.(1)	6,610	236,241
West Pharmaceutical Services, Inc.	28,010	1,212,273
Wright Medical Group, Inc.(1)	37,256	1,058,443
		$4,450,941
Health Care Providers & Services — 1.5%
VCA Antech, Inc.(1)	43,790	$1,216,486
		$1,216,486
Hotels, Restaurants & Leisure — 1.4%
Scientific Games Corp., Class A(1)	39,010	$1,155,476
		$1,155,476
Household Products — 1.5%
Church & Dwight Co., Inc.	22,504	$1,268,100
		$1,268,100

See notes to financial statements
13

Special Equities Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Insurance — 1.5%
Philadelphia Consolidated Holding Corp.(1)	36,560	$1,241,943
		$1,241,943
Internet Software & Services — 1.5%
VeriSign, Inc.(1)	33,450	$1,264,410
		$1,264,410
IT Services — 1.4%
Euronet Worldwide, Inc.(1)	68,220	$1,152,918
		$1,152,918
Life Sciences Tools & Services — 2.8%
Bruker BioSciences Corp.(1)	101,960	$1,310,186
PerkinElmer, Inc.	36,000	1,002,600
		$2,312,786
Machinery — 3.4%
Bucyrus International, Inc., Class A	9,640	$703,913
Colfax Corp.(1)	6,810	170,863
Oshkosh Corp.	37,420	774,220
Titan International, Inc.	32,940	1,173,323
		$2,822,319
Media — 1.2%
Central European Media Enterprises, Ltd., Class A(1)	11,440	$1,035,663
		$1,035,663
Metals & Mining — 3.5%
Cleveland-Cliffs, Inc.	19,070	$2,272,953
Yamana Gold, Inc.	40,654	672,417
		$2,945,370
Multiline Retail — 3.1%
Big Lots, Inc.(1)	44,220	$1,381,433
Dollar Tree, Inc.(1)	36,920	1,206,915
		$2,588,348
Oil, Gas & Consumable Fuels — 20.2%
Clean Energy Fuels Corp.(1)	11,830	$135,927
Denbury Resources, Inc.(1)	53,700	1,960,050

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Forest Oil Corp.(1)	22,190	$1,653,155
Foundation Coal Holdings, Inc.	16,540	1,465,113
Goodrich Petroleum Corp.(1)	28,580	2,369,854
Holly Corp.	10,700	395,044
Patriot Coal Corp.(1)	13,930	2,135,330
Petrohawk Energy Corp.(1)	58,730	2,719,786
Quicksilver Resources, Inc.(1)	17,740	685,474
Range Resources Corp.	23,230	1,522,494
St. Mary Land & Exploration Co.	23,630	1,527,443
TXCO Resources, Inc.(1)	31,700	372,792
		$16,942,462
Real Estate Management & Development — 0.6%
St. Joe Co. (The)	15,750	$540,540
		$540,540
Road & Rail — 3.0%
Kansas City Southern(1)	27,340	$1,202,687
Landstar System, Inc.	23,215	1,281,932
		$2,484,619
Semiconductors & Semiconductor Equipment — 9.2%
Advanced Energy Industries, Inc.(1)	70,505	$965,919
Atheros Communications, Inc.(1)	33,180	995,400
Cypress Semiconductor Corp.(1)	46,530	1,151,618
Intersil Corp., Class A	48,095	1,169,670
ON Semiconductor Corp.(1)	131,950	1,209,982
Renesola, Ltd. ADR(1)	64,050	1,108,065
Verigy, Ltd.(1)	46,810	1,063,055
		$7,663,709
Software — 2.1%
Parametric Technology Corp.(1)	57,840	$964,193
Sybase, Inc.(1)	26,344	775,040
		$1,739,233
Specialty Retail — 1.5%
Advance Auto Parts, Inc.	32,430	$1,259,258
		$1,259,258

See notes to financial statements
14

Special Equities Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.5%
Gildan Activewear, Inc.(1)	50,030	$1,294,776
		$1,294,776
Trading Companies & Distributors — 2.3%
GATX Corp.	27,120	$1,202,230
United Rentals, Inc.(1)	36,060	707,137
		$1,909,367
Total Common Stocks (identified cost $61,942,575)		$81,042,977
Short-Term Investments — 4.7%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 2.28%(2)	$3,935	$3,935,364
Total Short-Term Investments (identified cost $3,935,364)		$3,935,364
Total Investments — 101.5% (identified cost $65,877,939)		$84,978,341
Other Assets, Less Liabilities — (1.5)%		$(1,271,660)
Net Assets — 100.0%		$83,706,681

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2008.

See notes to financial statements
15

Special Equities Portfolio as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Unaffiliated investments, at value (identified cost, $61,942,575)	$81,042,977
Affiliated investment, at value (identified cost, $3,935,364)	3,935,364
Dividends receivable	11,117
Interest receivable from affiliated investment	7,796
Total assets	$84,997,254
Liabilities
Payable for investments purchased	$1,212,170
Payable to affiliate for investment adviser fee	39,651
Payable to affiliate for Trustees' fees	50
Accrued expenses	38,702
Total liabilities	$1,290,573
Net Assets applicable to investors' interest in Portfolio	$83,706,681
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$64,606,279
Net unrealized appreciation (computed on the basis of identified cost)	19,100,402
Total	$83,706,681

Statement of Operations

For the Six Months Ended
June 30, 2008

Investment Income
Dividends (net of foreign taxes, $370)	$94,241
Interest	7
Interest income allocated from affiliated investment	44,793
Expenses allocated from affiliated investment	(6,489)
Total investment income	$132,552
Expenses
Investment adviser fee	$187,981
Trustees' fees and expenses	2,982
Custodian fee	24,120
Legal and accounting services	21,257
Miscellaneous	388
Total expenses	$236,728
Net investment loss	$(104,176)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(1,701,374)
Foreign currency transactions	1,652
Net realized loss	$(1,699,722)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$7,453,662
Net change in unrealized appreciation (depreciation)	$7,453,662
Net realized and unrealized gain	$5,753,940
Net increase in net assets from operations	$5,649,764

See notes to financial statements
16

Special Equities Portfolio as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
From operations — Net investment loss	$(104,176)	$(121,413)
Net realized gain (loss) from investment and foreign currency transactions	(1,699,722)	5,838,913
Net change in unrealized appreciation (depreciation) from investments	7,453,662	4,663,560
Net increase in net assets from operations	$5,649,764	$10,381,060
Capital transactions — Contributions	$24,111,640	$16,024,745
Withdrawals	(7,231,847)	(10,268,085)
Net increase in net assets from capital transactions	$16,879,793	$5,756,660
Net increase in net assets	$22,529,557	$16,137,720
Net Assets
At beginning of period	$61,177,124	$45,039,404
At end of period	$83,706,681	$61,177,124

See notes to financial statements
17

Special Equities Portfolio as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006		2005	2004		2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	0.78	%(2)	0.79%	0.82	%(4)	0.88%	0.87	%(4)	0.89%
Net investment loss	(0.34	)%(2)	(0.22)%	(0.07)%		(0.36)%	(0.61)%		(0.68)%
Portfolio Turnover	33	%(3)	72%	98%		207%	264%		292%
Total Return	8.51	%(3)	22.90%	17.67%		7.91%	4.49%		31.90%
Net assets, end of period (000's omitted)	$83,707		$61,177	$45,039		$43,702	$49,079		$55,818

(1)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)  Annualized.

(3)  Not annualized.

(4)  The investment adviser waived a portion of its investment adviser fee (equal to less than 0.01% and 0.01% of average daily net assets for the years ended December 31, 2006 and 2004, respectively).

See notes to financial statements
18

Special Equities Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Special Equities Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to provide growth of capital. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2008, Eaton Vance Special Equities Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Mangement (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2008, the Portfolio had no uncertain tax positions that would require financial statement

19

Special Equities Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended December 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio's average daily net assets and is payable monthly. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fee. For the six months ended June 30, 2008, the Portfolio's adviser fee totaled $194,389 of which $6,408 was allocated from Cash Management and $187,981 was paid or accrued directly by the Portfolio.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $36,258,450 and $20,094,348, respectively, for the six months ended June 30, 2008.

20

Special Equities Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$65,853,259
Gross unrealized appreciation	$22,095,941
Gross unrealized depreciation	(2,970,859)
Net unrealized appreciation	$19,125,082

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2008.

6  Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2008, the inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$84,978,341
Level 2	Other Significant Observable Inputs	—
Level 3	Significant Unobservable Inputs	—
Total		$84,978,341

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

21

Eaton Vance Special Equities Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

22

Eaton Vance Special Equities Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Special Equities Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Special Equities Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board noted the Adviser's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

23

Eaton Vance Special Equities Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2007 for the Fund. The Board concluded that the Fund's performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the Adviser and its affiliates and the Fund can be expected to continue to share such benefits equitably.

24

Eaton Vance Special Equities Fund

OFFICERS AND TRUSTEES

Eaton Vance Special Equities Fund

Officers
Thomas E. Faust Jr.
President and Trustee
Michael A. Allison
Vice President
J. Scott Craig
Vice President
Gregory R. Greene
Vice President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert J. Milmore
Vice President
J. Bradley Ohlmuller
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Chief Legal Officer and Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

25

Eaton Vance Special Equities Fund

OFFICERS AND TRUSTEES CONT'D

Special Equities Portfolio

Officers Duncan W. Richardson President Nancy B. Tooke Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Chief Legal Officer and Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

26

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This Page Intentionally Left Blank

Investment Adviser of Special Equities Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Special Equities Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Special Equities Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

172-8/08  SESRC

Semiannual Report June 30, 2008

EATON VANCE
DIVIDEND BUILDER
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

• Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

• None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

• Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

• We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Dividend Builder Fund as of June 30, 2008

INVESTMENT UPDATE

Judith A. Saryan, CFA
Co-Portfolio Manager

Charles B. Gaffney
Co-Portfolio Manager

Economic and Market Conditions

•                  Equity markets remained challenging during the six months ended June 30, 2008, as concerns surrounding ailing credit markets, elevated commodity prices and a slowing global economy failed to abate. The equity markets suffered their worst quarterly loss in more than five years in the first quarter of 2008. The second quarter remained just as difficult, as investors dealt with ongoing turmoil in the financial and housing markets, creeping inflation and a global economic slowdown. Major indices registered declines in the first half of the year, and the S&P 500 Index lost 11.9% during the period. In this environment, small-cap stocks continued to lead large-cap stocks, and growth stocks out-paced their value counterparts.

•                  The Russell 1000 Value Index’s (the “Index”) sector performance varied widely during the period, with the energy sector registering the Index’s only positive sector return and the commodity-linked materials sector, the second-best-performing sector in the Index, having slightly negative performance. The weakest-performing sectors were financials, telecommunication services and consumer discretionary. Index-leading industries during the period included energy equipment and services, gas utilities, road and rail, and metals and mining. In contrast, industries such as thrift and mortgage finance, automobiles, health care providers, and diversified financials were among the period’s worst performers.

Management Discussion

•                  For the six months ended June 30, 2008, the Fund(1) outperformed both the Russell 1000 Value Index and the S&P 500 Index, as well as the average return of the Lipper Multi-Cap Value Funds Classification.(3)

•                  The Fund’s returns were driven by both sector allocation and stock selection. The strongest contribution came from the financials sector, where the Fund was underweighted relative to the Index. In addition, relatively stronger investment selections in the commercial banking and insurance and mortgage finance industries were beneficial. Utility holdings — the largest sector weighting in the Fund — helped performance as well, as investors fled to this sector for its relative stability and defensive nature in a period of economic uncertainty. Selections in the communications equipment and IT services industries in the information technology sector also contributed to the Fund’s returns during the period.

•                  In contrast, the industrials, energy and consumer discretionary sectors all detracted from the Fund’s relative performance, as limited exposure to these market-leading sectors or relatively weaker stock selections within them limited returns.

Eaton Vance Dividend Builder Fund
Total Return Performance 12/31/07 – 6/30/08

Fund - Class A(2)	-5.48%
Fund - Class B(2)	-5.87
Fund - Class C(2)	-5.87
Fund - Class I(2)	-5.42
Russell 1000 Value Index(3)	-13.57
S&P 500 Index(3)	-11.90
S&P 500 Utilities Index(3)	-2.76
Lipper Multi-Cap Value Funds Average(3)	-12.55

Please see page 3 for more performance information.

(1)

The Fund currently invests its assets in Dividend Builder Portfolio, a separate registered investment company with the same investment objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

(2)

These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value.

(3)

It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www. eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

1

•                  Despite recent market turmoil, management remains committed to a strategy of investing in companies with strong business franchises, attractive valuations, strong free cash flow characteristics, and above-average long-term earnings and dividend growth prospects. We believe our focus on a research-driven investment process and risk management, as well as our commitment to a long-term investment perspective, will continue to serve our shareholders well.

Lipper Quintile Rankings(1)

By total return as of 6/30/08

EATON VANCE DIVIDEND BUILDER FUND CLASS A

LIPPER MULTI-CAP VALUE FUNDS CLASSIFICATION

Period	Quintile	Ranking

1 Year	1st	3 of 431 funds
3 Years	1st	2 of 327 funds
5 Years	1st	1 of 255 funds
10 Years	1st	1 of 101 funds

(1)

Source: Lipper Inc. Rankings are based on percentage change in net asset value with all distributions reinvested and do not take sales charges into consideration. Past performance is no guarantee of future results. It is not possible to invest in a Lipper Classification.

Portfolio Composition

Top Ten Holdings(2)

By net assets

FirstEnergy Corp.	2.6%
CEZ AS	2.3
E.ON AG	2.3
NRG Energy, Inc.	2.2
Suez SA ADR	2.2
XTO Energy, Inc.	1.9
McDonald’s Corp.	1.8
Koninklijke (Royal) KPN NV	1.8
Wal-Mart Stores, Inc.	1.8
RWE AG	1.8

(2)	Top Ten Holdings represented 20.7% of the Portfolio’s net assets as of 6/30/08. Excludes cash equivalents.

Sector Weightings(3)

By net assets

(3)	As a percentage of the Portfolio’s net assets as of 6/30/08. Excludes cash equivalents.

2

Eaton Vance Dividend Builder Fund as of June 30, 2008

FUND PERFORMANCE

Performance(1)	Class A	Class B	Class C	Class I
Share Class Symbol	EVTMX	EMTMX	ECTMX	EIUTX

Average Annual Total Returns (at net asset value)
Six Months	-5.48%	-5.87%	-5.87%	-5.42%
One Year	2.63	1.90	1.90	2.90
Five Years	20.26	19.36	19.35	N.A.
Ten Years	12.44	11.60	11.58	N.A.
Life of Fund†	13.52	11.01	10.85	18.13

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-10.91%	-10.48	-6.79%	-5.42%
One Year	-3.29	-2.75	0.97	2.90
Five Years	18.86	19.16	19.35	N.A.
Ten Years	11.78	11.60	11.58	N.A.
Life of Fund†	13.27	11.01	10.85	18.13

†Inception Dates – Class A: 12/18/81; Class B and Class C: 11/1/93; Class I: 6/20/05

(1)

Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule:5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered to certain investors at net asset value.

Total Annual
Operating Expenses(2)	Class A	Class B	Class C	Class I
Expense Ratio	1.04%	1.79%	1.79%	0.79%

(2)	Source: Prospectus dated 5/1/08.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Dividend Builder Fund as of June 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 – June 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Dividend Builder Fund

	Beginning Account Value (1/1/08)	Ending Account Value (6/30/08)	Expenses Paid During Period* (1/1/08 – 6/30/08)
Actual
Class A	$1,000.00	$945.20	$4.93
Class B	$1,000.00	$941.30	$8.54
Class C	$1,000.00	$941.30	$8.54
Class I	$1,000.00	$945.80	$3.73
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.80	$5.12
Class B	$1,000.00	$1,016.10	$8.87
Class C	$1,000.00	$1,016.10	$8.87
Class I	$1,000.00	$1,021.00	$3.87

* Expenses are equal to the Fund's annualized expense ratio of 1.02% for Class A shares, 1.77% for Class B shares, 1.77% for Class C shares and 0.77% for Class I shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2007. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance Dividend Builder Fund as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Investment in Dividend Builder Portfolio, at value (identified cost, $1,784,162,560)	$2,177,284,341
Receivable for Fund shares sold	11,201,592
Total assets	$2,188,485,933
Liabilities
Payable for Fund shares redeemed	$5,136,336
Payable to affiliate for distribution and service fees	741,926
Payable to affiliate for Trustees' fees	313
Accrued expenses	269,802
Total liabilities	$6,148,377
Net Assets	$2,182,337,556
Sources of Net Assets
Paid-in capital	$1,766,906,755
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	13,518,434
Accumulated undistributed net investment income	8,790,586
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	393,121,781
Total	$2,182,337,556
Class A Shares
Net Assets	$1,688,250,417
Shares Outstanding	123,707,998
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$13.65
Maximum Offering Price Per Share (100 ÷ 94.25 of $13.65)	$14.48
Class B Shares
Net Assets	$165,111,424
Shares Outstanding	12,079,904
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$13.67
Class C Shares
Net Assets	$312,149,984
Shares Outstanding	22,833,462
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$13.67
Class I Shares
Net Assets	$16,825,731
Shares Outstanding	1,232,986
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$13.65
On sales of $50,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2008

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $4,279,105)	$40,443,369
Interest allocated from Portfolio	698,712
Securities lending income allocated from Portfolio, net	2,122,845
Expenses allocated from Portfolio	(6,398,374)
Net investment income from Portfolio	$36,866,552
Expenses
Trustees' fees and expenses	$1,086
Distribution and service fees Class A	1,890,090
Class B	794,595
Class C	1,386,416
Transfer and dividend disbursing agent fees	961,910
Printing and postage	72,407
Registration fees	38,385
Legal and accounting services	16,680
Custodian fee	14,910
Miscellaneous	16,622
Total expenses	$5,193,101
Net investment income	$31,673,451
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$12,111,012
Foreign currency transactions	(73,813)
Net realized gain	$12,037,199
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(151,575,675)
Foreign currency	94,528
Net change in unrealized appreciation (depreciation)	$(151,481,147)
Net realized and unrealized loss	$(139,443,948)
Net decrease in net assets from operations	$(107,770,497)

See notes to financial statements
5

Eaton Vance Dividend Builder Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
From operations — Net investment income	$31,673,451	$33,097,956
Net realized gain from investment and foreign currency transactions	12,037,199	127,774,198
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(151,481,147)	160,199,130
Net increase (decrease) in net assets from operations	$(107,770,497)	$321,071,284
Distributions to shareholders — From net investment income Class A	$(19,713,028)	$(26,887,420)
Class B	(1,422,853)	(2,155,275)
Class C	(2,470,193)	(3,128,341)
Class I	(180,450)	(200,219)
From net realized gain Class A	(14,501,008)	(99,688,274)
Class B	(1,551,467)	(11,691,321)
Class C	(2,652,389)	(17,952,616)
Class I	(114,988)	(710,607)
Total distributions to shareholders	$(42,606,376)	$(162,414,073)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$512,316,053	$444,731,094
Class B	29,088,383	39,568,742
Class C	94,895,489	101,045,970
Class I	9,380,967	5,069,319
Net asset value of shares issued to shareholders in payment of distributions declared Class A	27,448,392	99,903,305
Class B	2,019,113	9,514,859
Class C	3,458,816	14,023,942
Class I	269,464	822,236
Cost of shares redeemed Class A	(158,733,539)	(312,839,952)
Class B	(13,003,089)	(28,369,584)
Class C	(27,833,590)	(49,584,842)
Class I	(2,438,878)	(3,491,707)
Net asset value of shares exchanged Class A	4,511,617	7,477,045
Class B	(4,511,617)	(7,477,045)
Net increase in net assets from Fund share transactions	$476,867,581	$320,393,382
Net increase in net assets	$326,490,708	$479,050,593
Net Assets
At beginning of period	$1,855,846,848	$1,376,796,255
At end of period	$2,182,337,556	$1,855,846,848
Accumulated undistributed net investment income included in net assets
At end of period	$8,790,586	$903,659

See notes to financial statements
6

Eaton Vance Dividend Builder Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of period	$14.780		$13.250	$11.480	$9.790	$8.040	$6.580
Income (loss) from operations
Net investment income	$0.233		$0.324	$0.312	$0.252	$0.238	$0.196
Net realized and unrealized gain (loss)	(1.048)		2.643	2.863	1.708	1.743	1.474
Total income (loss) from operations	$(0.815)		$2.967	$3.175	$1.960	$1.981	$1.670
Less distributions
From net investment income	$(0.180)		$(0.317)	$(0.357)	$(0.270)	$(0.231)	$(0.210)
From net realized gain	(0.135)		(1.120)	(1.048)	—	—	—
Total distributions	$(0.315)		$(1.437)	$(1.405)	$(0.270)	$(0.231)	$(0.210)
Net asset value — End of period	$13.650		$14.780	$13.250	$11.480	$9.790	$8.040
Total Return(2)	(5.48	)%(6)	22.87%	28.51%	20.24%	25.11%	25.92%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,688,250		$1,417,844	$1,056,803	$664,966	$488,659	$358,460
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)(4)	1.02	%(5)	1.04%	1.06%†	1.08%†	1.10%†	1.15%
Net investment income	3.40	%(5)	2.23%	2.50%†	2.35%†	2.79%†	2.81%
Portfolio Turnover of the Portfolio	72	%(6)	60%	76%	54%	59%	106%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been the same.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)  Annualized.

(6)  Not annualized.

See notes to financial statements
7

Eaton Vance Dividend Builder Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of period	$14.800		$13.260	$11.490	$9.750	$8.010	$6.560
Income (loss) from operations
Net investment income	$0.179		$0.214	$0.218	$0.171	$0.166	$0.142
Net realized and unrealized gain (loss)	(1.051)		2.654	2.864	1.711	1.736	1.472
Total income (loss) from operations	$(0.872)		$2.868	$3.082	$1.882	$1.902	$1.614
Less distributions
From net investment income	$(0.123)		$(0.208)	$(0.264)	$(0.142)	$(0.162)	$(0.164)
From net realized gain	(0.135)		(1.120)	(1.048)	—	—	—
Total distributions	$(0.258)		$(1.328)	$(1.312)	$(0.142)	$(0.162)	$(0.164)
Net asset value — End of period	$13.670		$14.800	$13.260	$11.490	$9.750	$8.010
Total Return(2)	(5.87	)%(6)	22.01%	27.52%	19.40%	24.15%	25.03%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$165,111		$164,233	$135,228	$102,515	$72,435	$71,199
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)(4)	1.77	%(5)	1.79%	1.81%†	1.83%†	1.85%†	1.90%
Net investment income	2.61	%(5)	1.47%	1.74%†	1.59%†	1.96%†	2.03%
Portfolio Turnover of the Portfolio	72	%(6)	60%	76%	54%	59%	106%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been the same.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)  Annualized.

(6)  Not annualized.

See notes to financial statements
8

Eaton Vance Dividend Builder Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of period	$14.800		$13.260	$11.500	$9.740	$7.990	$6.540
Income (loss) from operations
Net investment income	$0.180		$0.215	$0.215	$0.165	$0.170	$0.138
Net realized and unrealized gain (loss)	(1.052)		2.654	2.857	1.720	1.741	1.467
Total income (loss) from operations	$(0.872)		$2.869	$3.072	$1.885	$1.911	$1.605
Less distributions
From net investment income	$(0.123)		$(0.209)	$(0.264)	$(0.125)	$(0.161)	$(0.155)
From net realized gain	(0.135)		(1.120)	(1.048)	—	—	—
Total distributions	$(0.258)		$(1.329)	$(1.312)	$(0.125)	$(0.161)	$(0.155)
Net asset value — End of period	$13.670		$14.800	$13.260	$11.500	$9.740	$7.990
Total Return(2)	(5.87	)%(6)	22.01%	27.41%	19.48%	24.13%	25.03%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$312,150		$263,148	$177,314	$122,099	$64,898	$28,546
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)(4)	1.77	%(5)	1.79%	1.81%†	1.83%†	1.85%†	1.90%
Net investment income	2.63	%(5)	1.47%	1.72%†	1.54%†	2.00%†	1.96%
Portfolio Turnover of the Portfolio	72	%(6)	60%	76%	54%	59%	106%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been the same.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)  Annualized.

(6)  Not annualized.

See notes to financial statements
9

Eaton Vance Dividend Builder Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended June 30, 2008		Year Ended December 31,		Period Ended
	(Unaudited)(1)		2007(1)	2006(1)	December 31, 2005(1)(2)
Net asset value — Beginning of period	$14.790		$13.250	$11.480	$10.570
Income (loss) from operations
Net investment income	$0.249		$0.351	$0.341	$0.106
Net realized and unrealized gain (loss)	(1.055)		2.662	2.865	0.980
Total income (loss) from operations	$(0.806)		$3.013	$3.206	$1.086
Less distributions
From net investment income	$(0.199)		$(0.353)	$(0.388)	$(0.176)
From net realized gain	(0.135)		(1.120)	(1.048)	—
Total distributions	$(0.334)		$(1.473)	$(1.436)	$(0.176)
Net asset value — End of period	$13.650		$14.790	$13.250	$11.480
Total Return(3)	(5.42	)%(8)	23.25%	28.83%	10.31	%(8)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$16,826		$10,622	$7,452	$4,793
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	0.77	%(6)	0.79%	0.81%†	0.83	%(6)†
Net investment income	3.63	%(6)	2.42%	2.73%†	1.76	%(6)†
Portfolio Turnover of the Portfolio	72	%(8)	60%	76%	54	%(7)

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been the same.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business on June 20, 2005 to December 31, 2005.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  For the Portfolio's fiscal year ended December 31, 2005.

(8)  Not annualized.

See notes to financial statements
10

Eaton Vance Dividend Builder Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Dividend Builder Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Dividend Builder Portfolio (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.8% at June 30, 2008). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2008, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended December 31, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

11

Eaton Vance Dividend Builder Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2008, EVM earned $46,592 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $482,040 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2008. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2008 amounted to $1,890,090 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2008, the Fund paid or accrued to EVD $595,946 and $1,039,812 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 2008, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $2,733,000 and $20,711,000, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not

12

Eaton Vance Dividend Builder Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2008 amounted to $198,649 and $346,604 for Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2008, the Fund was informed that EVD received approximately $55,000, $141,000 and $46,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended June 30, 2008, increases and decreases in the Fund's investment in the Portfolio aggregated $648,971,641 and $215,146,816, respectively.

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	37,075,730	30,360,518
Issued to shareholders electing to receive payments of distributions in Fund shares	2,022,148	6,860,949
Redemptions	(11,628,998)	(21,592,841)
Exchange from Class B shares	328,534	511,319
Net increase	27,797,414	16,139,945
Class B	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	2,110,020	2,714,129
Issued to shareholders electing to receive payments of distributions in Fund shares	149,102	652,966
Redemptions	(947,859)	(1,956,457)
Exchange to Class A shares	(328,056)	(510,617)
Net increase	983,207	900,021
Class C	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	6,842,574	6,874,379
Issued to shareholders electing to receive payments of distributions in Fund shares	255,264	959,614
Redemptions	(2,041,431)	(3,424,347)
Net increase	5,056,407	4,409,646
Class I	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	673,670	343,375
Issued to shareholders electing to receive payments of distributions in Fund shares	19,814	56,528
Redemptions	(178,879)	(243,938)
Net increase	514,605	155,965

13

Dividend Builder Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.6%
Security	Shares	Value
Aerospace & Defense — 2.8%
General Dynamics Corp.	275,000	$23,155,000
Lockheed Martin Corp.	100,000	9,866,000
Raytheon Co.	250,000	14,070,000
United Technologies Corp.	225,000	13,882,500
		$60,973,500
Broadcasting and Cable — 0.9%
Rogers Communications, Inc., Class B(1)	500,000	$19,330,000
		$19,330,000
Capital Markets — 0.7%
State Street Corp.	250,000	$15,997,500
		$15,997,500
Chemicals — 0.0%
Arkema ADR	1,249	$71,568
		$71,568
Commercial Banks — 2.1%
Banco Bradesco SA ADR	481,426	$9,849,976
Banco Itau Holding Financiera SA ADR	1,562,500	31,734,375
U.S. Bancorp	180,000	5,020,200
		$46,604,551
Commercial Services & Supplies — 0.5%
Waste Management, Inc.	300,000	$11,313,000
		$11,313,000
Computer Peripherals — 2.1%
Apple, Inc.(2)	125,000	$20,930,000
International Business Machines Corp.	210,000	24,891,300
		$45,821,300
Construction & Engineering — 0.9%
Acciona S.A.	80,000	$18,924,198
		$18,924,198

Security	Shares	Value
Diversified Telecommunication Services — 1.7%
Tele2 AB, Class B	1,300,000	$25,310,486
Telmex Internacional SAB de CV ADR(1)(2)	775,000	12,477,500
		$37,787,986
Electric Utilities — 23.1%
CEZ AS	575,000	$51,060,714
E.ON AG	250,000	50,421,184
E.ON AG ADR(1)	260,000	17,331,600
Edison International(1)	675,000	34,681,500
Electricite de France	201,178	19,071,052
Entergy Corp.	250,000	30,120,000
Exelon Corp.	350,000	31,486,000
FirstEnergy Corp.	700,000	57,631,000
Fortum Oyj	450,000	22,792,867
FPL Group, Inc.	381,860	25,042,379
ITC Holdings Corp.	410,784	20,995,170
Mirant Corp.(1)(2)	450,000	17,617,500
NRG Energy, Inc.(2)	1,140,000	48,906,000
PPL Corp.	475,000	24,828,250
RWE AG	300,000	37,903,191
Scottish and Southern Energy PLC	500,000	13,919,601
		$503,808,008
Electrical Equipment — 0.6%
JA Solar Holdings Co., Ltd. ADR(1)(2)	421,100	$7,095,535
Suntech Power Holdings Co., Ltd. ADR(1)(2)	130,000	4,869,800
		$11,965,335
Energy Equipment & Services — 3.7%
Baker Hughes, Inc.	250,000	$21,835,000
Diamond Offshore Drilling, Inc.	115,000	16,001,100
Schlumberger, Ltd.	200,000	21,486,000
Transocean, Inc.(2)	139,920	21,322,409
		$80,644,509
Food & Staples Retailing — 4.4%
CVS Caremark Corp.	800,000	$31,656,000
Kroger Co. (The)	900,000	25,983,000
Wal-Mart Stores, Inc.	675,000	37,935,000
		$95,574,000

See notes to financial statements
14

Dividend Builder Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Food Products — 1.6%
Nestle SA	750,000	$33,896,389
		$33,896,389
Gas Utilities — 1.0%
Enagas	800,000	$22,598,121
		$22,598,121
Health Care Equipment & Supplies — 1.9%
Boston Scientific Corp.(2)	1,400,000	$17,206,000
Covidien, Ltd.	525,000	25,142,250
		$42,348,250
Health Care Providers & Services — 1.5%
Fresenius Medical Care AG & Co. KGaA	580,000	$31,978,563
		$31,978,563
Hotels, Restaurants & Leisure — 1.8%
McDonald's Corp.	700,000	$39,354,000
		$39,354,000
Independent Power Producers & Energy Traders — 0.4%
EDP Renovaveis SA(2)	750,000	$8,685,219
		$8,685,219
Insurance — 4.0%
AFLAC, Inc.	300,000	$18,840,000
Chubb Corp.	350,000	17,153,500
MetLife, Inc.	425,000	22,427,250
Travelers Companies, Inc. (The)	675,000	29,295,000
		$87,715,750
IT Services — 3.1%
MasterCard, Inc., Class A(1)	120,000	$31,862,400
Visa, Inc., Class A(2)	427,891	34,791,817
		$66,654,217
Media — 1.4%
Comcast Corp., Class A	1,561,000	$29,612,170
		$29,612,170

Security	Shares	Value
Metals & Mining — 3.9%
BHP Billiton, Ltd. ADR(1)	200,000	$17,038,000
Goldcorp, Inc.(1)	650,000	30,010,500
Nucor Corp.	500,000	37,335,000
		$84,383,500
Oil and Gas-Exploration and Development — 3.8%
Anadarko Petroleum Corp.	360,000	$26,942,400
Apache Corp.	250,000	34,750,000
Petroleo Brasileiro S.A. ADR	305,000	21,603,150
		$83,295,550
Oil and Gas-Exploration and Production — 1.9%
Hess Corp.	180,000	$22,714,200
Southwestern Energy Co.(2)	400,000	19,044,000
		$41,758,200
Oil, Gas & Consumable Fuels — 7.1%
LUKOIL ADR	325,000	$32,581,250
Norsk Hydro ASA	1,275,000	18,590,397
Occidental Petroleum Corp.	250,000	22,465,000
Range Resources Corp.	275,000	18,023,500
Williams Cos., Inc.	550,000	22,170,500
XTO Energy, Inc.(1)	600,000	41,106,000
		$154,936,647
Pharmaceuticals — 2.3%
Johnson & Johnson	300,000	$19,302,000
Merck & Co., Inc.	802,693	30,253,499
		$49,555,499
Real Estate Investment Trusts (REITs) — 0.8%
Simon Property Group, Inc.	200,000	$17,978,000
		$17,978,000
Semiconductors & Semiconductor Equipment — 0.8%
ASML Holding NV(1)	750,000	$18,300,000
		$18,300,000
Specialty Retail — 0.5%
Staples, Inc.	500,000	$11,875,000
		$11,875,000

See notes to financial statements
15

Dividend Builder Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Telecommunications Services — 6.3%
AT&T, Inc.	791,750	$26,674,058
Bell Aliant Regional Communications(2)(3)	27,940	800,843
Koninklijke (Royal) KPN NV	2,300,000	39,350,087
Telefonica 02 Czech Republic AS	750,000	24,060,448
Telefonos de Mexico SA de CV (Telmex) ADR(1)	775,000	18,352,000
Telenor ASA	555,900	10,434,929
Verizon Communications, Inc.	517,000	18,301,800
		$137,974,165
Tobacco — 0.5%
Philip Morris International, Inc.	200,000	$9,878,000
		$9,878,000
Utilities-Electric and Gas — 6.3%
CMS Energy Corp.(1)	1,100,000	$16,390,000
Constellation Energy Group, Inc.	430,000	35,303,000
National Grid PLC	500,000	6,548,586
Public Service Enterprise Group, Inc.	705,336	32,396,083
Suez SA ADR	700,000	47,600,000
		$138,237,669
Wireless Telecommunication Services — 3.2%
Mobile TeleSystems ADR	175,000	$13,406,750
Vimpel-Communications ADR	850,000	25,228,000
Vodafone Group PLC ADR	1,081,687	31,866,499
		$70,501,249
Total Common Stocks (identified cost $1,737,096,251)		$2,130,331,613
Short-Term Investments — 9.1%
Description	Shares/Interest (000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 2.83%(4)(5)	144,960	$144,959,552
Investment in Cash Management Portfolio, 2.28%(5)	$53,126	53,125,988
Total Short-Term Investments (identified cost $198,085,540)		$198,085,540
Total Investments — 106.7% (identified cost $1,935,181,791)		$2,328,417,153
Other Assets, Less Liabilities — (6.7)%		$(146,079,465)
Net Assets — 100.0%		$2,182,337,688

ADR - American Depository Receipt

(1)  All or a portion of this security was on loan at June 30, 2008.

(2)  Non-income producing security.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate value of the securities is $800,843 or 0.04% of the Portfolio's net assets.

(4)  The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(5)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2008.

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	74.5%	$1,626,344,240
Germany	5.5	120,302,938
Czech Republic	3.4	75,121,162
Netherlands	2.6	57,650,087
Canada	2.3	50,141,343
Spain	1.9	41,522,319
Switzerland	1.6	33,896,389
Norway	1.3	29,025,326
France	1.3	27,756,271
Sweden	1.2	25,310,486
Finland	1.1	22,792,867
United Kingdom	0.9	20,468,185
Long-Term Investments	97.6%	$2,130,331,613
Short-Term Investments		198,085,540
Total Investments		$2,328,417,153

See notes to financial statements
16

Dividend Builder Portfolio as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Unaffiliated investments, at value including $141,467,242 of securities on loan (identified cost, $1,737,096,251)	$2,130,331,613
Affiliated investments, at value (identified cost, $198,085,540)	198,085,540
Receivable for investments sold	8,604,444
Dividends and interest receivable	6,087,062
Interest receivable from affiliated investment	142,920
Securities lending income receivable	807,072
Tax reclaims receivable	362,114
Total assets	$2,344,420,765
Liabilities
Collateral for securities loaned	$144,959,552
Payable for investments purchased	15,800,053
Payable to affiliate for investment adviser fee	1,062,761
Payable to affiliate for Trustees' fees	892
Accrued expenses	259,819
Total liabilities	$162,083,077
Net Assets applicable to investors' interest in Portfolio	$2,182,337,688
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$1,789,019,136
Net unrealized appreciation (computed on the basis of identified cost)	393,318,552
Total	$2,182,337,688

Statement of Operations

For the Six Months Ended
June 30, 2008

Investment Income
Dividends (net of foreign taxes, $4,288,380)	$40,530,435
Interest	255
Securities lending income, net	2,127,417
Interest income allocated from affiliated investment	699,881
Expenses allocated from affiliated investment	(90,517)
Total investment income	$43,267,471
Expenses
Investment adviser fee	$5,876,789
Trustees' fees and expenses	7,235
Custodian fee	378,260
Legal and accounting services	39,069
Miscellaneous	20,027
Total expenses	$6,321,380
Net investment income	$36,946,091
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$11,855,941
Foreign currency transactions	(73,943)
Net realized gain	$11,781,998
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(151,571,311)
Foreign currency	94,713
Net change in unrealized appreciation (depreciation)	$(151,476,598)
Net realized and unrealized loss	$(139,694,600)
Net decrease in net assets from operations	$(102,748,509)

See notes to financial statements
17

Dividend Builder Portfolio as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
From operations — Net investment income	$36,946,091	$41,727,216
Net realized gain from investment and foreign currency transactions	11,781,998	127,747,454
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(151,476,598)	160,405,568
Net increase (decrease) in net assets from operations	$(102,748,509)	$329,880,238
Capital transactions — Contributions	$651,140,096	$584,275,771
Withdrawals	(215,361,031)	(441,987,903)
Net increase in net assets from capital transactions	$435,779,065	$142,287,868
Net increase in net assets	$333,030,556	$472,168,106
Net Assets
At beginning of period	$1,849,307,132	$1,377,139,026
At end of period	$2,182,337,688	$1,849,307,132

See notes to financial statements
18

Dividend Builder Portfolio as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006	2005	2004	2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	0.65	%(2)	0.67%	0.68%†	0.70%†	0.72%†	0.72%
Net investment income	3.76	%(2)	2.59%	2.87%	2.72%	3.16%	3.22%
Portfolio Turnover	72	%(3)	60%	76%	54%	59%	106%
Total Return	(5.31	)%(3)	23.32%	28.97%	20.68%	25.57%	26.44%
Net assets, end of period (000's omitted)	$2,182,338		$1,849,307	$1,377,139	$894,613	$625,639	$458,339

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios and net investment income per share would have been the same.

(1)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)  Annualized.

(3)  Not annualized.

See notes to financial statements
19

Dividend Builder Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Dividend Builder Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to seek total return by investing principally in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock. Under normal circumstances, the Portfolio invests at least 25% of its assets in equity securities of utilities companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2008, the Eaton Vance Dividend Builder Fund (the Fund) held a 99.8% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral Fund are valued at the net asset value per share on the valuation date.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of

20

Dividend Builder Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2008, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended December 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement, as amended by a fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.65% of the Portfolio's average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, 0.600% from $1 billion up to $1.5 billion, 0.550% from $1.5 billion up to $2 billion, 0.500% from $2 billion up to $3 billion and at reduced rates as daily net assets exceed that level, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fee. For the six months ended June 30, 2008, the Portfolio's adviser fee totaled $5,969,074 of which $92,285 was allocated from Cash Management and $5,876,789 was paid or accrued directly by the Portfolio. For the six months

21

Dividend Builder Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

ended June 30, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.61% (annualized) of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,881,096,391 and $1,413,416,068, respectively, for the six months ended June 30, 2008.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,935,264,343
Gross unrealized appreciation	$424,720,819
Gross unrealized depreciation	(31,568,009)
Net unrealized appreciation	$393,152,810

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2008.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $1,652,585 for the six months ended June 30, 2008. At June 30, 2008, the value of the securities loaned and the value of the collateral amounted to $141,467,242 and $144,959,552, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

8  Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective

22

Dividend Builder Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2008, the inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$1,900,755,497
Level 2	Other Significant Observable Inputs	427,661,656
Level 3	Significant Unobservable Inputs	—
Total		$2,328,417,153

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

23

Eaton Vance Dividend Builder Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

24

Eaton Vance Dividend Builder Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Dividend Builder Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Dividend Builder Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

25

Eaton Vance Dividend Builder Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2007 for the Fund. The Board concluded that the Fund's performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

26

Eaton Vance Dividend Builder Fund

OFFICERS AND TRUSTEES

Eaton Vance Dividend Builder Fund

Officers
Thomas E. Faust Jr.
President and Trustee
Michael A. Allison
Vice President
J. Scott Craig
Vice President
Gregory R. Greene
Vice President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert J. Milmore
Vice President
J. Bradley Ohlmuller
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Chief Legal Officer and Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

27

Eaton Vance Dividend Builder Fund

OFFICERS AND TRUSTEES CONT'D

Dividend Builder Portfolio

Officers
Duncan W. Richardson
President
Charles B. Gaffney
Vice President
Judith A. Saryan
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Chief Legal Officer and Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

28

Investment Adviser of Dividend Builder Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Dividend Builder Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Dividend Builder Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

159-8/08  UTSRC

Semiannual Report June 30, 2008

EATON VANCE
LARGE-CAP
GROWTH
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Large-Cap Growth Fund as of June 30, 2008

INVESTMENT UPDATE

Lewis R. Piantedosi
Co-Portfolio Manager

Duncan W. Richardson, CFA
Co-Portfolio Manager

Economic and Market Conditions

•                  Equity markets remained challenging during the six months ended June 30, 2008, as concerns surrounding ailing credit markets, elevated commodity prices and a slowing global economy failed to abate. The equity markets suffered their worst quarterly loss in more than five years in the first quarter of 2008. The second quarter remained just as difficult, as investors dealt with ongoing turmoil in the financial and housing markets, creeping inflation and a continuing global economic slowdown. Major indices registered declines in the first half of the year, and the S&P 500 Index – a common gauge of US domestic markets – lost 11.9% during the period. In this environment, small-cap stocks continued to lead large-cap stocks, and growth stocks outpaced their value counterparts.

•                  The Russell 1000 Growth Index(3) ended the first half of the year with only two sectors – commodity-linked energy and materials – registering positive returns for the semiannual period. The weakest-performing sector by far was financials. Increased anxiety in the markets regarding global central banks’ willingness to raise interest rates, a weakened housing market, and ebbing consumer confidence exacerbated the poor performance of financial stocks. Other sectors posting double-digit losses for the Index included consumer discretionary, health care, and information technology. Industries making a positive contribution to Index performance during the period were few, but included energy equipment and services; oil, gas, and consumable fuels; IT services; biotechnology; and road and rail. In contrast, industries such as airlines, diversified financials, household durables, and commercial services were among the period’s worst performers.

Management Discussion

•                  The Fund(1) finished ahead of the broader equity market (as measured by the S&P 500 Index) for the six months ended June 30, 2008, but its returns lagged those of its benchmark, the Russell 1000 Growth Index, and the Lipper Large-Cap Growth Funds Average. The Fund’s performance relative to the benchmark Index was affected by several factors. Stock selection in consumer discretionary stocks, such as automobiles and specialty retailers, detracted from returns, as pressure on U.S. consumers continued to mount. In the industrials sector, an underweighting in the outperforming road and rail group had a negative impact, as did the Fund’s underweight exposure to the strong energy sector.

•                  Making positive contributions to the Fund’s relative performance were security selections in the defensive consumer staples sector, particularly in food and staples retailing and food products, where the Fund’s more global-oriented holdings outpaced their benchmark counterparts. The Fund’s relatively small exposure to the stocks of health care providers, which performed poorly for the Index, also aided returns.

Eaton Vance Large-Cap Growth Fund
Performance 12/31/07 - 6/30/08

Class A(2)	-10.79%
Class B(2)	-11.08
Class C(2)	-11.14
Class I(2)	-10.67
Russell 1000 Growth Index(3)	-9.06
Lipper Large-Cap Growth Funds Average(3)	-10.14

See page 3 for more performance information.

(1)

The Fund currently invests in a separate registered investment company, Large-Cap Growth Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

(2)

These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value.

(3)

It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an expense limitation or waiver in effect for certain periods, performance would have been lower. For performance as of the most recent month end, please refer to www.eatonvance.com

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

•                  Despite the continuous fluctuations in the market, management remains committed to the Fund’s investment discipline. We believed the Fund was well positioned at the end of the period for the current environment. The Fund remained broadly diversified across sectors, industries, and individual issues, and emphasized large-cap issues with above-average growth potential and financial strength.

Portfolio Composition

Top Ten Holdings*

By net assets

Google, Inc., Class A	2.8%
Apple, Inc.	2.7
Microsoft Corp.	2.5
Wal-Mart Stores, Inc.	2.1
Transocean, Inc.	2.0
Cisco Systems, Inc.	1.9
General Dynamics Corp.	1.9
Akamai Technologies, Inc.	1.9
Anadarko Petroleum Corp.	1.8
QUALCOMM, Inc.	1.7

*      Top Ten Holdings represented 21.3% of the Portfolio’s net assets as of 6/30/08. Excludes cash equivalents.

Sector Weightings**

By net assets

Information Technology	30.9%
Health Care	14.5%
Industrials	12.6%
Consumer Staples	10.8%
Energy	10.5%
Consumer Discretionary	9.2%
Financials	3.9%
Materials	2.9%
Telecommunication Services	0.9%

**As a percentage of the Portfolio’s net assets as of 6/30/08. Excludes cash equivalents.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

2

Eaton Vance Large-Cap Growth Fund as of June 30, 2008

FUND PERFORMANCE

Performance(1)

	Class A	Class B	Class C	Class I
Share Class Symbol	EALCX	EBLCX	ECLCX	ELCIX
Average Annual Total Returns (at net asset value)
Six Months	-10.79%	-11.08%	-11.14%	-10.67%
One Year	-5.81	-6.53	-6.53	-5.62
Five Years	8.60	7.80	7.78	N.A.
Life of Fund†	8.95	8.14	8.14	-3.45
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-15.94%	-15.52%	-12.02%	-10.67%
One Year	-11.22	-11.14	-7.46	-5.62
Five Years	7.33	7.50	7.78	N.A.
Life of Fund†	7.85	8.02	8.14	-3.45

†Inception Dates – Class A, Class B, and Class C: 9/9/02; Class I: 5/3/07

(1)       Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered to certain investors at net asset value.

Total Annual Operating Expenses(2)

	Class A	Class B	Class C	Class I
Gross Expense Ratio	1.405%	2.155%	2.155%	1.155%
Net Expense Ratio	1.250	2.000	2.000	1.000

(2)          From the Fund’s prospectus dated 5/1/08. Reflects a contractual expense reimbursement that continues through April 30, 2009. Thereafter, the expense reimbursement may be changed or terminated at any time. Without this expense reimbursement, performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an expense limitation or waiver in effect for certain periods, performance would have been lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Large-Cap Growth Fund as of June 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 – June 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Large-Cap Growth Fund

	Beginning Account Value (1/1/08)	Ending Account Value (6/30/08)	Expenses Paid During Period* (1/1/08 – 6/30/08)
Actual
Class A	$1,000.00	$892.10	$6.26	**
Class B	$1,000.00	$889.20	$9.77	**
Class C	$1,000.00	$888.60	$9.77	**
Class I	$1,000.00	$893.30	$4.99	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.20	$6.67	**
Class B	$1,000.00	$1,014.50	$10.42	**
Class C	$1,000.00	$1,014.50	$10.42	**
Class I	$1,000.00	$1,019.60	$5.32	**

*  Expenses are equal to the Fund's annualized expense ratio of 1.33% for Class A shares, 2.08% for Class B shares, 2.08% for Class C shares and 1.06% for Class I shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2007. The Example reflects the expenses of both the Fund and the Portfolio.

**  Absent an allocation of certain expenses to the administrator, expenses would have been higher.

4

Eaton Vance Large-Cap Growth Fund as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Investment in Large-Cap Growth Portfolio, at value (identified cost, $90,285,634)	$99,872,211
Receivable for Fund shares sold	195,802
Receivable from the administrator	25,985
Total assets	$100,093,998
Liabilities
Payable for Fund shares redeemed	$542,181
Payable to affiliate for distribution and service fees	42,247
Payable to affiliate for administration fee	12,806
Payable to affiliate for Trustees' fees	54
Accrued expenses	36,562
Total liabilities	$633,850
Net Assets	$99,460,148
Sources of Net Assets
Paid-in capital	$91,420,083
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(1,504,436)
Accumulated net investment loss	(42,076)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	9,586,577
Total	$99,460,148
Class A Shares
Net Assets	$66,740,808
Shares Outstanding	4,333,622
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.40
Maximum Offering Price Per Share (100 ÷ 94.25 of $15.40)	$16.34
Class B Shares
Net Assets	$13,228,027
Shares Outstanding	899,531
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$14.71
Class C Shares
Net Assets	$19,094,690
Shares Outstanding	1,297,993
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$14.71
Class I Shares
Net Assets	$396,623
Shares Outstanding	25,688
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.44

On sales of $50,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2008

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $5,087)	$557,399
Interest allocated from Portfolio	78,650
Securities lending income allocated from Portfolio, net	75,748
Expenses allocated from Portfolio	(377,090)
Net investment income from Portfolio	$334,707
Expenses
Administration fee	$75,608
Trustees' fees and expenses	1,330
Distribution and service fees Class A	84,291
Class B	70,092
Class C	95,617
Transfer and dividend disbursing agent fees	57,627
Registration fees	23,013
Printing and postage	12,838
Legal and accounting services	8,355
Custodian fee	6,845
Miscellaneous	6,819
Total expenses	$442,435
Deduct — Allocation of expenses to the administrator	$25,985
Total expense reductions	$25,985
Net expenses	$416,450
Net investment loss	$(81,743)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$(1,502,558)
Foreign currency transactions	419
Net realized loss	$(1,502,139)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(10,317,423)
Foreign currency	715
Net change in unrealized appreciation (depreciation)	$(10,316,708)
Net realized and unrealized loss	$(11,818,847)
Net decrease in net assets from operations	$(11,900,590)

See notes to financial statements
5

Eaton Vance Large-Cap Growth Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
From operations — Net investment loss	$(81,743)	$(201,383)
Net realized gain (loss) from investment and foreign currency transactions	(1,502,139)	1,464,715
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(10,316,708)	9,193,217
Net increase (decrease) in net assets from operations	$(11,900,590)	$10,456,549
Distributions to shareholders — From net realized gain Class A	$(137,871)	$(768,558)
Class B	(30,394)	(178,318)
Class C	(39,596)	(232,224)
Class I	(398)	(1,374)
Total distributions to shareholders	$(208,259)	$(1,180,474)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$12,678,395	$30,775,298
Class B	1,297,571	5,296,790
Class C	3,912,199	9,354,337
Class I	313,391	121,061
Net asset value of shares issued to shareholders in payment of distributions declared Class A	113,308	633,852
Class B	25,033	145,767
Class C	27,072	156,678
Class I	395	1,374
Cost of shares redeemed Class A	(9,933,544)	(12,237,801)
Class B	(1,545,259)	(2,936,624)
Class C	(3,237,982)	(3,522,304)
Class I	(12,299)	—
Net asset value of shares exchanged Class A	578,827	538,704
Class B	(578,827)	(538,704)
Net increase in net assets from Fund share transactions	$3,638,280	$27,788,428
Net increase (decrease) in net assets	$(8,470,569)	$37,064,503

Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
At beginning of period	$107,930,717	$70,866,214
At end of period	$99,460,148	$107,930,717
Accumulated undistributed net investment income (loss) included in net assets
At end of period	$(42,076)	$39,667

See notes to financial statements
6

Eaton Vance Large-Cap Growth Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)(1)		2007(1)	2006(1)		2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$17.300		$15.530	$14.100		$13.600		$12.390		$10.030
Income (loss) from operations
Net investment income (loss)	$0.007		$0.006	$(0.020)		$0.000	(2)	$0.007		$(0.007)
Net realized and unrealized gain (loss)	(1.874)		1.954	1.773		0.902		1.277	(3)	2.367
Total income (loss) from operations	$(1.867)		$1.960	$1.753		$0.902		$1.284		$2.360
Less distributions
From net realized gain	$(0.033)		$(0.190)	$(0.323)		$(0.402)		$(0.074)		$—
Total distributions	$(0.033)		$(0.190)	$(0.323)		$(0.402)		$(0.074)		$—
Net asset value — End of period	$15.400		$17.300	$15.530		$14.100		$13.600		$12.390
Total Return(4)	(10.79	)%(11)	12.60%	12.42	%(5)	6.60%		10.37%		23.53%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$66,741		$71,184	$45,236		$20,037		$15,829		$8,503
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(6)(7)	1.33	%(8)(9)	1.39%	1.40%		1.40	%(8)	1.40	%(8)	1.40%
Net investment income (loss)	0.08	%(9)	0.04%	(0.14)%		0.00	%(10)	0.06%		(0.06)%
Portfolio Turnover of the Portfolio	42	%(11)	46%	56%		55%		45%		64%

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Less than $0.001 per share.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  During the year ended December 31, 2006, the investment adviser reimbursed the Fund, through the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio's investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended December 31, 2006.

(6)  Includes the Fund's share of the Portfolio's allocated expenses.

(7)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)  The investment adviser of the Portfolio waived a portion of its investment adviser fee or the administrator subsidized certain operating expenses (equal to 0.05%, less than 0.01% and 0.01% of average daily net assets for the six months ended June 30, 2008 and the years ended December 31, 2005 and 2004, respectively).

(9)  Annualized.

(10)  Less than 0.01%.

(11)  Not annualized.

See notes to financial statements
7

Eaton Vance Large-Cap Growth Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)(1)		2007(1)	2006(1)		2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$16.580		$15.010	$13.730		$13.360		$12.260		$10.000
Income (loss) from operations
Net investment loss	$(0.051)		$(0.112)	$(0.125)		$(0.101)		$(0.091)		$(0.090)
Net realized and unrealized gain (loss)	(1.786)		1.872	1.728		0.873		1.265	(2)	2.350
Total income (loss) from operations	$(1.837)		$1.760	$1.603		$0.772		$1.174		$2.260
Less distributions
From net realized gain	$(0.033)		$(0.190)	$(0.323)		$(0.402)		$(0.074)		$—
Total distributions	$(0.033)		$(0.190)	$(0.323)		$(0.402)		$(0.074)		$—
Net asset value — End of period	$14.710		$16.580	$15.010		$13.730		$13.360		$12.260
Total Return(3)	(11.08	)%(9)	11.70%	11.67	%(4)	5.74%		9.58%		22.60%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$13,228		$15,802	$12,484		$11,809		$10,104		$5,349
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)(6)	2.08	%(7)(8)	2.14%	2.15%		2.15	%(7)	2.15	%(7)	2.15%
Net investment loss	(0.67	)%(8)	(0.70)%	(0.88)%		(0.75)%		(0.72)%		(0.81)%
Portfolio Turnover of the Portfolio	42	%(9)	46%	56%		55%		45%		64%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  During the year ended December 31, 2006, the investment adviser reimbursed the Fund, through the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio's investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended December 31, 2006.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)  The investment adviser of the Portfolio waived a portion of its investment adviser fee or the administrator subsidized certain operating expenses (equal to 0.05%, less than 0.01% and 0.01% of average daily net assets for the six months ended June 30, 2008 and the years ended December 31, 2005 and 2004, respectively).

(8)  Annualized.

(9)  Not annualized.

See notes to financial statements
8

Eaton Vance Large-Cap Growth Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)(1)		2007(1)	2006(1)		2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$16.590		$15.010	$13.730		$13.360		$12.270		$10.010
Income (loss) from operations
Net investment loss	$(0.051)		$(0.114)	$(0.127)		$(0.101)		$(0.092)		$(0.089)
Net realized and unrealized gain (loss)	(1.796)		1.884	1.730		0.873		1.256	(2)	2.349
Total income (loss) from operations	$(1.847)		$1.770	$1.603		$0.772		$1.164		$2.260
Less distributions
From net realized gain	$(0.033)		$(0.190)	$(0.323)		$(0.402)		$(0.074)		$—
Total distributions	$(0.033)		$(0.190)	$(0.323)		$(0.402)		$(0.074)		$—
Net asset value — End of period	$14.710		$16.590	$15.010		$13.730		$13.360		$12.270
Total Return(3)	(11.14	)%(9)	11.77%	11.67	%(4)	5.74%		9.49%		22.58%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$19,095		$20,818	$13,146		$7,606		$6,217		$3,770
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)(6)	2.08	%(7)(8)	2.14%	2.15%		2.15	%(7)	2.15	%(7)	2.15%
Net investment loss	(0.67	)%(8)	(0.70)%	(0.88)%		(0.75)%		(0.73)%		(0.81)%
Portfolio Turnover of the Portfolio	42	%(9)	46%	56%		55%		45%		64%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  During the year ended December 31, 2006, the investment adviser reimbursed the Fund, through the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio's investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended December 31, 2006.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)  The investment adviser of the Portfolio waived a portion of its investment adviser fee or the administrator subsidized certain operating expenses (equal to 0.05%, less than 0.01% and 0.01% of average daily net assets for the six months ended June 30, 2008 and the years ended December 31, 2005 and 2004, respectively).

(8)  Annualized.

(9)  Not annualized.

See notes to financial statements
9

Eaton Vance Large-Cap Growth Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended June 30, 2008 (Unaudited)(1)		Period Ended December 31, 2007(1)(2)
Net asset value — Beginning of period	$17.320		$16.290
Income (loss) from operations
Net investment income	$0.027		$0.010
Net realized and unrealized gain (loss)	(1.874)		1.210
Total income (loss) from operations	$(1.847)		$1.220
Less distributions
From net realized gain	$(0.033)		$(0.190)
Total distributions	$(0.033)		$(0.190)
Net asset value — End of period	$15.440		$17.320
Total Return(3)	(10.67	)%(9)	7.46	%(9)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$397		$127
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	1.06	%(6)(7)	1.14	%(6)
Net investment income	0.34	%(6)	0.09	%(6)
Portfolio Turnover of the Portfolio	42	%(9)	46	%(8)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, May 3, 2007, to December 31, 2007.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  The administrator subsidized certain operating expenses (equal to 0.08% of average daily net assets for the six months ended June 30, 2008).

(8)  For the Portfolio's fiscal year ended December 31, 2007.

(9)  Not annualized.

See notes to financial statements
10

Eaton Vance Large-Cap Growth Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Large-Cap Growth Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Large-Cap Growth Portfolio (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (82.1% at June 30, 2008). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2008, the Fund has no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended December 31, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

11

Eaton Vance Large-Cap Growth Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund's average daily net assets. For the six months ended June 30, 2008, the administration fee amounted to $75,608. Effective April 30, 2008, EVM has agreed to reimburse the Fund's operating expenses to the extent that they exceed 1.25%, 2.00%, 2.00% and 1.00% annually of the Fund's average daily net assets for Class A, Class B, Class C and Class I, respectively. This agreement may be changed or terminated after April 30, 2009. Prior to April 30, 2008, EVM had agreed to reimburse the Fund's operating expenses to the extent that they exceeded 1.40%, 2.15%, 2.15% and 1.15% annually of the Fund's average daily net assets for Class A, Class B, Class C and Class I, respectively. Pursuant to these agreements, EVM was allocated $25,985 of the Fund's operating expenses for the six months ended June 30, 2008. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2008, EVM earned $3,145 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $19,271 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2008. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2008 amounted to $84,291 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5)

12

Eaton Vance Large-Cap Growth Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2008, the Fund paid or accrued to EVD $52,569 and $71,713 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At June 30, 2008, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $36,000 and $1,000,000, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2008 amounted to $17,523 and $23,904 for Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2008, the Fund was informed that EVD received approximately $1,000, $14,000 and $3,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended June 30, 2008, increases and decreases in the Fund's investment in the Portfolio aggregated $18,522,671 and $14,916,253, respectively.

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	793,677	1,872,343
Issued to shareholders electing to receive payments of distributions in Fund shares	7,358	35,994
Redemptions	(618,518)	(739,658)
Exchange from Class B shares	36,555	33,263
Net increase	219,072	1,201,942
Class B	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	84,206	333,239
Issued to shareholders electing to receive payments of distributions in Fund shares	1,698	8,635
Redemptions	(101,016)	(186,354)
Exchange to Class A shares	(38,218)	(34,505)
Net increase (decrease)	(53,330)	121,015
Class C	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	255,476	591,069
Issued to shareholders electing to receive payments of distributions in Fund shares	1,835	9,276
Redemptions	(214,304)	(221,192)
Net increase	43,007	379,153

13

Eaton Vance Large-Cap Growth Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Class I	Six Months Ended June 30, 2008 (Unaudited)	Period Ended December 31, 2007(1)
Sales	19,076	7,250
Issued to shareholders electing to receive payments of distributions in Fund shares	25	78
Redemptions	(741)	—
Net increase	18,360	7,328

(1)  Class I commenced operations on May 3, 2007.

14

Large-Cap Growth Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.2%
Security	Shares	Value
Aerospace & Defense — 4.6%
Boeing Co. (The)	9,200	$604,624
General Dynamics Corp.	27,300	2,298,660
Rockwell Collins, Inc.	14,500	695,420
United Technologies Corp.	31,700	1,955,890
		$5,554,594
Air Freight & Logistics — 0.9%
FedEx Corp.	14,000	$1,103,060
		$1,103,060
Beverages — 2.0%
Coca-Cola Co. (The)	18,900	$982,422
PepsiCo, Inc.	22,350	1,421,236
		$2,403,658
Biotechnology — 4.3%
Genentech, Inc.(1)	25,500	$1,935,450
Genzyme Corp.(1)	22,000	1,584,440
Gilead Sciences, Inc.(1)	32,200	1,704,990
		$5,224,880
Capital Markets — 3.1%
Goldman Sachs Group, Inc.	6,900	$1,206,810
Invesco, Ltd.	61,000	1,462,780
State Street Corp.	17,200	1,100,628
		$3,770,218
Chemicals — 2.9%
Air Products and Chemicals, Inc.	9,600	$949,056
Celanese Corp., Class A	32,000	1,461,120
Ecolab, Inc.	26,000	1,117,740
		$3,527,916
Commercial Banks — 0.8%
Banco Itau Holding Financiera SA ADR	47,200	$958,632
		$958,632

Security	Shares	Value
Commercial Services & Supplies — 1.4%
Waste Management, Inc.	45,000	$1,696,950
		$1,696,950
Communications Equipment — 4.9%
Cisco Systems, Inc.(1)	100,200	$2,330,652
QUALCOMM, Inc.	47,200	2,094,264
Research In Motion, Ltd.(1)	13,500	1,578,150
		$6,003,066
Computer Peripherals — 4.4%
Apple, Inc.(1)	19,500	$3,265,080
Hewlett-Packard Co.	46,500	2,055,765
		$5,320,845
Electrical Equipment — 1.3%
Emerson Electric Co.	31,200	$1,542,840
		$1,542,840
Electronic Equipment & Instruments — 1.1%
Agilent Technologies, Inc.(1)	37,500	$1,332,750
		$1,332,750
Energy Equipment & Services — 4.5%
Halliburton Co.	21,600	$1,146,312
Schlumberger, Ltd.	18,000	1,933,740
Transocean, Inc.(1)	16,004	2,438,850
		$5,518,902
Food & Staples Retailing — 3.6%
CVS Caremark Corp.	45,224	$1,789,514
Wal-Mart Stores, Inc.	45,700	2,568,340
		$4,357,854
Food Products — 2.3%
Nestle SA	26,000	$1,175,075
William Wrigley Jr. Co.(2)	21,000	1,633,380
		$2,808,455

See notes to financial statements
15

Large-Cap Growth Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Health Care Equipment & Supplies — 6.9%
Boston Scientific Corp.(1)	140,000	$1,720,600
Covidien, Ltd.	23,000	1,101,470
Medtronic, Inc.	40,000	2,070,000
St. Jude Medical, Inc.(1)	30,600	1,250,928
Thoratec Corp.(1)(2)	72,000	1,252,080
Zimmer Holdings, Inc.(1)	15,100	1,027,555
		$8,422,633
Hotels, Restaurants & Leisure — 1.6%
International Game Technology	36,000	$899,280
Marriott International, Inc., Class A	41,700	1,094,208
		$1,993,488
Household Products — 1.4%
Colgate-Palmolive Co.	24,000	$1,658,400
		$1,658,400
Industrial Conglomerates — 2.1%
3M Co.	15,200	$1,057,768
General Electric Co.	54,400	1,451,936
		$2,509,704
Internet Software & Services — 5.4%
Akamai Technologies, Inc.(1)(2)	65,000	$2,261,350
Google, Inc., Class A(1)	6,400	3,369,088
Yahoo!, Inc.(1)	42,500	878,050
		$6,508,488
IT Services — 1.5%
MasterCard, Inc., Class A	6,900	$1,832,088
		$1,832,088
Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc.(1)	22,300	$1,242,779
		$1,242,779
Machinery — 2.4%
Danaher Corp.	12,800	$989,440
Eaton Corp.	12,500	1,062,125
Illinois Tool Works, Inc.	17,300	821,923
		$2,873,488

Security	Shares	Value
Media — 3.2%
Comcast Corp., Class A	62,500	$1,185,625
Omnicom Group, Inc.	26,000	1,166,880
Walt Disney Co.	49,300	1,538,160
		$3,890,665
Multiline Retail — 1.0%
JC Penney Co., Inc.(2)	33,800	$1,226,602
		$1,226,602
Oil, Gas & Consumable Fuels — 5.9%
Anadarko Petroleum Corp.	28,700	$2,147,908
Devon Energy Corp.	13,600	1,634,176
Hess Corp.	16,400	2,069,516
Range Resources Corp.	21,000	1,376,340
		$7,227,940
Pharmaceuticals — 2.2%
Abbott Laboratories	31,500	$1,668,555
Johnson & Johnson	16,500	1,061,610
		$2,730,165
Semiconductors & Semiconductor Equipment — 7.4%
ASML Holding NV	46,400	$1,132,160
Intel Corp.	87,000	1,868,760
Intersil Corp., Class A(2)	48,700	1,184,384
Linear Technology Corp.(2)	32,800	1,068,296
Marvell Technology Group, Ltd.(1)	91,600	1,617,656
NVIDIA Corp.(1)	47,750	893,880
Texas Instruments, Inc.	44,500	1,253,120
		$9,018,256
Software — 6.3%
McAfee, Inc.(1)	37,000	$1,259,110
Microsoft Corp.	111,420	3,065,164
Oracle Corp.(1)	89,500	1,879,500
VMware, Inc., Class A(1)(2)	26,332	1,418,241
		$7,622,015

See notes to financial statements
16

Large-Cap Growth Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Specialty Retail — 2.2%
Best Buy Co., Inc.(2)	44,400	$1,758,240
J Crew Group, Inc.(1)(2)	27,800	917,678
		$2,675,918
Textiles, Apparel & Luxury Goods — 1.2%
Nike, Inc., Class B	23,900	$1,424,679
		$1,424,679
Tobacco — 1.5%
Philip Morris International, Inc.	37,800	$1,866,942
		$1,866,942
Wireless Telecommunication Services — 0.9%
Rogers Communications, Inc., Class B	29,000	$1,121,140
		$1,121,140
Total Common Stocks (identified cost $106,178,831)		$116,970,010
Short-Term Investments — 13.9%
Description	Shares/ Interest (000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 2.83%(3)(4)	11,558	$11,558,373
Investment in Cash Management Portfolio, 2.28%(4)	$5,322	5,321,701
Total Short-Term Investments (identified cost $16,880,074)		$16,880,074
Total Investments — 110.1% (identified cost $123,058,905)		$133,850,084
Other Assets, Less Liabilities — (10.1)%		$(12,225,721)
Net Assets — 100.0%		$121,624,363

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  All or a portion of this security was on loan at June 30, 2008.

(3)  The amount invested in the Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(4)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2008.

See notes to financial statements
17

Large-Cap Growth Portfolio as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Unaffiliated investments, at value, including $11,147,638 of securities on loan (identified cost, $106,178,831)	$116,970,010
Affiliated investments, at value (identified cost, $16,880,074)	16,880,074
Receivable for investments sold	699,818
Dividends receivable	104,719
Interest receivable from affiliated investment	9,173
Securities lending income receivable	46,181
Tax reclaims receivable	17,308
Total assets	$134,727,283
Liabilities
Collateral for securities loaned	$11,558,373
Payable for investments purchased	1,438,538
Payable to affiliate for investment adviser fee	65,778
Payable to affiliate for Trustees' fees	54
Accrued expenses	40,177
Total liabilities	$13,102,920
Net Assets applicable to investors' interest in Portfolio	$121,624,363
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$110,831,691
Net unrealized appreciation (computed on the basis of identified cost)	10,792,672
Total	$121,624,363

Statement of Operations

For the Six Months Ended
June 30, 2008

Investment Income
Dividends (net of foreign taxes, $6,207)	$677,008
Securities lending income, net	91,993
Interest income allocated from affiliated investment	95,447
Expenses allocated from affiliated investment	(12,788)
Total investment income	$851,660
Expenses
Investment adviser fee	$385,555
Trustees' fees and expenses	2,821
Custodian fee	42,727
Legal and accounting services	13,079
Miscellaneous	625
Total expenses	$444,807
Net investment income	$406,853
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(2,224,777)
Foreign currency transactions	512
Net realized loss	$(2,224,265)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(11,908,732)
Foreign currency	866
Net change in unrealized appreciation (depreciation)	$(11,907,866)
Net realized and unrealized loss	$(14,132,131)
Net decrease in net assets from operations	$(13,725,278)

See notes to financial statements
18

Large-Cap Growth Portfolio as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
From operations — Net investment income	$406,853	$726,340
Net realized gain (loss) from investment and foreign currency transactions	(2,224,265)	1,465,091
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(11,907,866)	11,156,360
Net increase (decrease) in net assets from operations	$(13,725,278)	$13,347,791
Capital transactions — Contributions	$24,643,736	$53,098,448
Withdrawals	(17,414,994)	(22,342,362)
Net increase in net assets from capital transactions	$7,228,742	$30,756,086
Net increase (decrease) in net assets	$(6,496,536)	$44,103,877
Net Assets
At beginning of period	$128,120,899	$84,017,022
At end of period	$121,624,363	$128,120,899

See notes to financial statements
19

Large-Cap Growth Portfolio as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006		2005		2004		2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	0.75	%(2)	0.75%	0.78%		0.82	%(3)	0.85	%(3)	1.15%
Net investment income	0.66	%(2)	0.67%	0.48%		0.58%		0.58%		0.19%
Portfolio Turnover	42	%(5)	46%	56%		55%		45%		64%
Total Return	(10.53	)%(5)	13.30%	13.14	%(4)	7.23%		10.98%		23.83%
Net assets, end of period (000's omitted)	$121,624		$128,121	$84,017		$39,588		$32,162		$17,579

(1)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)  Annualized.

(3)  The investment adviser waived a portion of its investment adviser fee (equal to less than 0.01% and 0.01% of average daily net assets for the years ended December 31, 2005 and 2004, respectively).

(4)  During the year ended December 31, 2006, the investment adviser reimbursed the Portfolio for a net loss realized on the disposal of an investment which did not meet the Portfolio's investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2006.

(5)  Not annualized.

See notes to financial statements
20

Large-Cap Growth Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Large-Cap Growth Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2008, Eaton Vance Large-Cap Growth Fund and Eaton Vance Equity Asset Allocation Fund held an interest of 82.1% and 3.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral Fund are valued at the net asset value per share on the valuation date.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's

21

Large-Cap Growth Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2008, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended December 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level, and is payable monthly. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fee. For the six months ended June 30, 2008, the Portfolio's adviser fee totaled $397,823 of which $12,268 was allocated from Cash Management and $385,555 was paid or accrued directly by the Portfolio. For the six months ended June 30, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.65% (annualized) of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer

22

Large-Cap Growth Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $57,611,333 and $49,819,317, respectively, for the six months ended June 30, 2008.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2008, as determined on a federal tax income tax basis, were as follows:

Aggregate cost	$123,099,486
Gross unrealized appreciation	$14,772,889
Gross unrealized depreciation	(4,022,291)
Net unrealized appreciation	$10,750,598

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2008.

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $56,309 for the six months ended June 30, 2008. At June 30, 2008, the value of the securities loaned and the value of the collateral amounted to $11,147,638 and $11,558,373, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

7  Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2008, the inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:

Valuation Inputs	Investments in Securities
Level 1 Quoted Prices	$132,675,009
Level 2 Other Significant Observable Inputs	1,175,075
Level 3 Significant Unobservable Inputs	—
Total	$133,850,084

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

23

Eaton Vance Large-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

24

Eaton Vance Large-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Large-Cap Growth Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Large-Cap Growth Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

25

Eaton Vance Large-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2007 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

26

Eaton Vance Large-Cap Growth Fund

OFFICERS AND TRUSTEES

Eaton Vance Large-Cap Growth Fund

Officers
Thomas E. Faust Jr.
President and Trustee
Michael A. Allison
Vice President
J. Scott Craig
Vice President
Gregory R. Green
Vice President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert J. Milmore
Vice President
J. Bradley Ohlmuller
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Chief Legal Officer and
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

27

Eaton Vance Large-Cap Growth Fund

OFFICERS AND TRUSTEES CONT'D

Large-Cap Growth Portfolio

Officers Duncan W. Richardson President Lewis R. Piantedosi Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Chief Legal Officer and Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

28

Investment Adviser of Large-Cap Growth Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Large-Cap Growth Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Large-Cap Growth Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1559-8/08  LCCSRC

Semiannual Report June 30, 2008

EATON VANCE
LARGE-CAP
VALUE
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Large-Cap value Fund as of June 30, 2008

INVESTMENT UPDATE

Michael R. Mach, CFA
   Portfolio Manager

Economic and Market Conditions

•                  Equity markets remained challenging during the six months ended June 30, 2008, as concerns surrounding ailing credit markets, elevated commodity prices and a slowing global economy failed to abate. The equity markets suffered their worst quarterly loss in more than five years in the first quarter of 2008. The second quarter remained just as difficult, as investors dealt with ongoing turmoil in the financial and housing markets, creeping inflation and a continuing global economic slowdown. Major indices registered declines in the first half of the year, and the S&P 500 Index – a common gauge of U.S. domestic markets – lost 11.9% during the period. In this environment, small-cap stocks continued to lead large-cap stocks, and growth stocks outpaced their value counterparts.

•                  The Russell 1000 Value Index (the Index)(3) ended the first half of the year with only one sector – energy – registering positive returns for the semiannual period. Aided by its link to commodities, the materials sector finished a distant second with modestly negative returns. The weakest-performing sector by far was financials, in which the large-cap value-oriented Index was heavily weighted. Increased anxiety in the markets regarding central banks’ willingness to raise interest rates, a weakened housing market, and ebbing consumer confidence exacerbated the poor performance of financial stocks. Industries making a positive contribution to Index performance during the period were thin on the ground, but included oil, gas, and consumable fuels; metals and mining; and road and rail. In contrast, industries such as diversified financials, insurance, and commercial banks were among the period’s worst performers.

Management Discussion

•                  For the six months ended June 30, 2008, the Fund(1) outperformed the benchmark Index, as well as the average return of the Lipper Large-Cap Value Funds Classification, both of which had declines of more than 13.0%. As the Lipper rankings on page 3 indicate, the Fund’s Class A shares ranked 25th of 551 funds in the Lipper Large-Cap Value Funds Classification for one year; 22nd of 478 funds for 3 years; 17th of 392 funds for 5 years; and 4th of 166 funds for 10 years.(4)

•                  The Fund outperformed the benchmark Index in 9 of the 10 economic sectors, which was attributable to both stock selection and favorable weighting allocations across many sectors. Although the financials sector was battered by the broader markets over the course of the period, it was the area that made the greatest contribution to the Fund’s relative returns. Stock selection in this area, especially among capital markets and commercial banks, was strong, while a pared-back exposure to the sector was also helpful.

Eaton vance Large-Cap value Fund

Total Return performance 12/31/07 – 6/30/08

Class A(2)	-7.14%
Class B(2)	-7.49
Class C(2)	-7.45
Class I(2)	-7.06
Class R(2)	-7.24
Russell 1000 Value Index(3)	-13.57
Lipper Large-Cap Value Funds Average(3)	-13.02

See page 3 for more performance information.

(1)

The Fund currently invests in a separate registered investment company, Large-Cap Value Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

(2)

These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I and Class R shares are offered to certain investors at net asset value.

(3)

It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

(4)

Source: Lipper Inc. Rankings are based on percentage change in net asset value with all distributions reinvested and do not take sales charges into consideration. Past performance is no guarantee of future results. It is not possible to invest in a Lipper Classification.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with al distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

In addition, the Fund’s holdings in the energy and consumer staples sectors provided strong relative performance. The only sector in which the Fund lagged the benchmark was health care.

•                  This difficult investment environment underscored our investment discipline as, on average, Fund holdings maintained attractive fundamental characteristics. Management continues to seek companies with desirable characteristics that are inexpensive or undervalued relative to the overall stock market.

•                  In closing, I would like to thank my fellow shareholders for your continued confidence and participation in the Fund.

Portfolio Composition

Top Ten Holdings*

By net assets

Occidental Petroleum Corp.	2.5%
ConocoPhillips	2.5
Hewlett-Packard Co.	2.4
AT&T, Inc.	2.4
Edison International	2.4
Merck & Co., Inc.	2.4
JPMorgan Chase & Co.	2.3
United Technologies Corp.	2.3
Travelers Companies, Inc. (The)	2.3
Hess Corp.	2.3

* Top Ten Holdings represented 23.8% of the Portfolio’s net assets as of 6/30/08. Excludes cash equivalents.

Sector Weightings**

By net assets

**As a percentage of the Portfolio’s net assets as of 6/30/08. Excludes cash equivalents.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Large-Cap Value Fund as of June 30, 2008

FUND PERFORMANCE

Performance(1)

	Class A	Class B	Class C	Class I	Class R
Share Class Symbol	EHSTX	EMSTX	ECSTX	EILVX	ERSTX
Average Annual Total Returns (at net asset value)
Six Months	-7.1 4%	-7.49%	-7.45%	-7.06%	-7.24%
One Year	-5.69	-6.43	-6.39	-5.48	-5.96
Five Years	12.40	11.56	11.57	N.A.	N.A.
Ten Years	7.68	6.87	6.86	N.A.	N.A.
Life of Fund†	9.61	10.96	11.12	9.46	9.55
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-12.47%	-12.10%	-8.37%	-7.06%	-7.24%
One Year	-11.11	-11.06	-7.31	-5.48	-5.96
Five Years	11.08	11.30	11.57	N.A.	N.A.
Ten Years	7.05	6.87	6.86	N.A.	N.A.
Life of Fund†	9.52	10.96	11.12	9.46	9.55

†     Inception Dates – Class A: 9/23/31; Class B: 8/17/94; Class C: 11/4/94; Class I: 12/28/04; Class R: 2/18/04

(1)  Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class I and Class R shares are offered to certain investors at net asset value.

Total Annual Operating Expenses(2)

	Class A	Class B	Class C	Class I	Class R
Expense Ratio	0.98%	1.73%	1.73%	0.73%	1.23%

(2)  From the Fund’s prospectus dated 5/1/08.

Lipper Quintile Rankings(3)

By total return as of 6/30/08

EATON VANCE LARGE-CAP VALUE FUND CLASS A

LIPPER LARGE-CAP VALUE FUNDS CLASSIFICATION

Period	Quintile	Ranking
1 Year	1st	25 of 551 funds
3 Years	1st	22 of 478 funds
5 Years	1st	17 of 392 funds
10 Years	1st	4 of 166 funds

(3)

Source: Lipper Inc. Rankings are based on percentage change in net asset value with all distributions reinvested and do not take sales charges into consideration. Past performance is no guarantee of future results. It is not possible to invest in a Lipper Classification.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Large-Cap Value Fund as of June 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 – June 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Large-Cap Value Fund

	Beginning Account Value (1/1/08)	Ending Account Value (6/30/08)	Expenses Paid During Period* (1/1/08 – 6/30/08)
Actual
Class A	$1,000.00	$928.60	$4.75
Class B	$1,000.00	$925.10	$8.33
Class C	$1,000.00	$925.50	$8.33
Class I	$1,000.00	$929.40	$3.60
Class R	$1,000.00	$927.60	$5.94
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$4.97
Class B	$1,000.00	$1,016.20	$8.72
Class C	$1,000.00	$1,016.20	$8.72
Class I	$1,000.00	$1,021.10	$3.77
Class R	$1,000.00	$1,018.70	$6.22

* Expenses are equal to the Fund's annualized expense ratio of 0.99% for Class A shares, 1.74% for Class B shares, 1.74% for Class C shares, 0.75% for Class I shares and 1.24% for Class R shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2007. The Example reflects the expenses of both the Fund and the Portfolio.

Eaton Vance Large-Cap Value Fund as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Investment in Large-Cap Value Portfolio, at value (identified cost, $9,173,857,950)	$9,880,017,097
Receivable for Fund shares sold	68,934,029
Total assets	$9,948,951,126
Liabilities
Payable for Fund shares redeemed	$50,843,339
Payable to affiliate for distribution and service fees	2,515,983
Payable to affiliate for Trustees' fees	98
Accrued expenses	1,397,450
Total liabilities	$54,756,870
Net Assets	$9,894,194,256
Sources of Net Assets
Paid-in capital	$9,529,022,330
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(346,051,013)
Accumulated undistributed net investment income	5,063,792
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	706,159,147
Total	$9,894,194,256
Class A Shares
Net Assets	$7,596,992,684
Shares Outstanding	365,817,873
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$20.77
Maximum Offering Price Per Share (100 ÷ 94.25 of $20.77)	$22.04
Class B Shares
Net Assets	$227,650,147
Shares Outstanding	10,964,600
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$20.76
Class C Shares
Net Assets	$808,663,120
Shares Outstanding	38,943,298
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$20.77
Class I Shares
Net Assets	$1,072,142,975
Shares Outstanding	51,569,131
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$20.79
Class R Shares
Net Assets	$188,745,330
Shares Outstanding	9,100,639
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$20.74

On sales of $50,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2008

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $1,140,567)	$98,355,666
Interest allocated from Portfolio	5,136,870
Securities lending income allocated from Portfolio, net	1,597,442
Expenses allocated from Portfolio	(26,024,864)
Net investment income from Portfolio	$79,065,114
Expenses
Trustees' fees and expenses	$875
Distribution and service fees Class A	8,265,168
Class B	1,194,717
Class C	3,708,391
Class R	377,084
Transfer and dividend disbursing agent fees	4,582,814
Printing and postage	504,482
Registration fees	354,338
Legal and accounting services	40,155
Custodian fee	12,051
Miscellaneous	47,835
Total expenses	$19,087,910
Net investment income	$59,977,204
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$(288,972,290)
Foreign currency transactions	(49,569)
Net realized loss	$(289,021,859)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(397,128,164)
Foreign currency	(6,830)
Net change in unrealized appreciation (depreciation)	$(397,134,994)
Net realized and unrealized loss	$(686,156,853)
Net decrease in net assets from operations	$(626,179,649)

See notes to financial statements

Eaton Vance Large-Cap Value Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
From operations — Net investment income	$59,977,204	$63,254,355
Net realized loss from investment and foreign currency transactions	(289,021,859)	(13,098,318)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(397,134,994)	432,093,685
Net increase (decrease) in net assets from operations	$(626,179,649)	$482,249,722
Distributions to shareholders — From net investment income Class A	$(47,246,142)	$(58,117,803)
Class B	(722,663)	(1,404,585)
Class C	(2,326,417)	(3,231,613)
Class I	(6,760,805)	(4,168,045)
Class R	(876,199)	(1,077,691)
From net realized gain Class A	—	(63,428,949)
Class B	—	(3,622,785)
Class C	—	(8,358,125)
Class I	—	(4,605,501)
Class R	—	(1,252,374)
Tax return of capital Class A	—	(2,060,395)
Class B	—	(117,681)
Class C	—	(271,501)
Class I	—	(149,603)
Class R	—	(40,682)
Total distributions to shareholders	$(57,932,226)	$(151,907,333)

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$3,211,703,831	$3,042,498,426
Class B	15,231,165	40,846,938
Class C	216,299,470	287,698,749
Class I	678,473,127	533,029,182
Class R	97,275,231	77,647,858
Net asset value of shares issued to shareholders in payment of distributions declared Class A	37,748,494	95,981,519
Class B	569,112	4,087,534
Class C	1,511,798	7,783,443
Class I	5,406,982	8,247,971
Class R	792,845	2,266,222
Cost of shares redeemed Class A	(842,249,094)	(1,074,047,096)
Class B	(23,231,610)	(40,244,701)
Class C	(60,920,215)	(79,807,211)
Class I	(97,652,466)	(65,502,097)
Class R	(13,688,693)	(24,531,711)
Net asset value of shares exchanged Class A	6,469,073	13,717,954
Class B	(6,469,073)	(13,717,954)
Net increase in net assets from Fund share transactions	$3,227,269,977	$2,815,955,026
Net increase in net assets	$2,543,158,102	$3,146,297,415
Net Assets
At beginning of period	$7,351,036,154	$4,204,738,739
At end of period	$9,894,194,256	$7,351,036,154
Accumulated undistributed net investment income included in net assets
At end of period	$5,063,792	$3,018,814

See notes to financial statements

Eaton Vance Large-Cap Value Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)	2003
Net asset value — Beginning of period	$22.520		$21.040	$18.420	$16.880	$14.760	$12.110
Income (loss) from operations
Net investment income	$0.158		$0.273	$0.276	$0.214	$0.185	$0.146
Net realized and unrealized gain (loss)	(1.763)		1.805	3.145	1.716	2.113	2.654
Total income (loss) from operations	$(1.605)		$2.078	$3.421	$1.930	$2.298	$2.800
Less distributions
From net investment income	$(0.145)		$(0.282)	$(0.262)	$(0.198)	$(0.178)	$(0.150)
From net realized gain	—		(0.306)	(0.539)	(0.192)	—	—
Tax return of capital	—		(0.010)	—	—	—	—
Total distributions	$(0.145)		$(0.598)	$(0.801)	$(0.390)	$(0.178)	$(0.150)
Net asset value — End of period	$20.770		$22.520	$21.040	$18.420	$16.880	$14.760
Total Return(2)	(7.14	)%(6)	9.99%	18.81%	11.47%	15.68%	23.30%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$7,596,993		$5,709,362	$3,369,986	$1,583,242	$709,961	$332,662
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)(4)	0.99	%(5)	0.98%†	1.01%†	1.04%†	1.07%†	1.13%
Net investment income	1.47	%(5)	1.23%	1.39%	1.21%	1.21%	1.24%
Portfolio Turnover of the Portfolio	27	%(6)	35%	52%	72%	56%	57%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been the same.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)  Annualized.

(6)  Not annualized.

See notes to financial statements

Eaton Vance Large-Cap Value Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)	2003
Net asset value — Beginning of period	$22.510		$21.040	$18.420	$16.860	$14.740	$12.100
Income (loss) from operations
Net investment income	$0.075		$0.103	$0.128	$0.075	$0.071	$0.061
Net realized and unrealized gain (loss)	(1.760)		1.801	3.146	1.724	2.111	2.635
Total income (loss) from operations	$(1.685)		$1.904	$3.274	$1.799	$2.182	$2.696
Less distributions
From net investment income	$(0.065)		$(0.118)	$(0.115)	$(0.047)	$(0.062)	$(0.056)
From net realized gain	—		(0.306)	(0.539)	(0.192)	—	—
Tax return of capital	—		(0.010)	—	—	—	—
Total distributions	$(0.065)		$(0.434)	$(0.654)	$(0.239)	$(0.062)	$(0.056)
Net asset value — End of period	$20.760		$22.510	$21.040	$18.420	$16.860	$14.740
Total Return(2)	(7.49	)%(6)	9.13%	17.92%	10.68%	14.80%	22.36%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$227,650		$261,680	$252,843	$206,114	$159,792	$135,355
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)(4)	1.74	%(5)	1.73%†	1.76%†	1.79%†	1.82%†	1.88%
Net investment income	0.70	%(5)	0.46%	0.65%	0.43%	0.46%	0.48%
Portfolio Turnover of the Portfolio	27	%(6)	35%	52%	72%	56%	57%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been the same.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)  Annualized.

(6)  Not annualized.

See notes to financial statements

Eaton Vance Large-Cap Value Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)	2003
Net asset value — Beginning of period	$22.520		$21.040	$18.420	$16.900	$14.790	$12.140
Income (loss) from operations
Net investment income	$0.077		$0.106	$0.128	$0.080	$0.071	$0.058
Net realized and unrealized gain (loss)	(1.762)		1.808	3.146	1.717	2.117	2.647
Total income (loss) from operations	$(1.685)		$1.914	$3.274	$1.797	$2.188	$2.705
Less distributions
From net investment income	$(0.065)		$(0.118)	$(0.115)	$(0.085)	$(0.078)	$(0.055)
From net realized gain	—		(0.306)	(0.539)	(0.192)	—	—
Tax return of capital	—		(0.010)	—	—	—	—
Total distributions	$(0.065)		$(0.434)	$(0.654)	$(0.277)	$(0.078)	$(0.055)
Net asset value — End of period	$20.770		$22.520	$21.040	$18.420	$16.900	$14.790
Total Return(2)	(7.45	)%(6)	9.13%	17.92%	10.64%	14.81%	22.34%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$808,663		$713,773	$462,469	$234,164	$119,453	$88,867
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)(4)	1.74	%(5)	1.73%†	1.76%†	1.79%†	1.82%†	1.88%
Net investment income	0.72	%(5)	0.48%	0.65%	0.45%	0.46%	0.49%
Portfolio Turnover of the Portfolio	27	%(6)	35%	52%	72%	56%	57%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been the same.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)  Annualized.

(6)  Not annualized.

See notes to financial statements

Eaton Vance Large-Cap Value Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended June 30, 2008		Year Ended December 31,			Period Ended
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	December 31, 2004(1)(2)
Net asset value — Beginning of period	$22.550		$21.040	$18.420	$16.880	$16.770
Income (loss) from operations
Net investment income	$0.187		$0.340	$0.329	$0.300	$0.011
Net realized and unrealized gain (loss)	(1.775)		1.795	3.141	1.672	0.099
Total income (loss) from operations	$(1.588)		$2.135	$3.470	$1.972	$0.110
Less distributions
From net investment income	$(0.172)		$(0.309)	$(0.311)	$(0.240)	$—
From net realized gain	—		(0.306)	(0.539)	(0.192)	—
Tax return of capital	—		(0.010)	—	—	—
Total distributions	$(0.172)		$(0.625)	$(0.850)	$(0.432)	$—
Net asset value — End of period	$20.790		$22.550	$21.040	$18.420	$16.880
Total Return(3)	(7.06	)%(8)	10.27%	19.10%	11.73%	0.66	%(8)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,072,143		$549,834	$63,157	$18,590	$249
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	0.75	%(6)	0.73%†	0.77%†	0.79%†	0.82	%(6)†
Net investment income	1.74	%(6)	1.52%	1.65%	1.65%	6.09	%(6)
Portfolio Turnover of the Portfolio	27	%(8)	35%	52%	72%	56	%(7)

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been the same.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the commencement of operations, December 28, 2004, to December 31, 2004.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  For the Portfolio's fiscal year ended December 31, 2004.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Large-Cap Value Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class R
	Six Months Ended June 30, 2008		Year Ended December 31,			Period Ended
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	December 31, 2004(1)(2)
Net asset value — Beginning of period	$22.490		$21.040	$18.420	$16.890	$15.310
Income (loss) from operations
Net investment income	$0.132		$0.218	$0.225	$0.187	$0.125
Net realized and unrealized gain (loss)	(1.766)		1.804	3.152	1.697	1.568
Total income (loss) from operations	$(1.634)		$2.022	$3.377	$1.884	$1.693
Less distributions
From net investment income	$(0.116)		$(0.256)	$(0.218)	$(0.162)	$(0.113)
From net realized gain	—		(0.306)	(0.539)	(0.192)	—
Tax return of capital	—		(0.010)	—	—	—
Total distributions	$(0.116)		$(0.572)	$(0.757)	$(0.354)	$(0.113)
Net asset value — End of period	$20.740		$22.490	$21.040	$18.420	$16.890
Total Return(3)	(7.24	)%(8)	9.66%	18.55%	11.17%	11.10	%(8)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$188,745		$116,388	$56,284	$5,521	$664
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	1.24	%(6)	1.23%†	1.26%†	1.29%†	1.32	%(6)†
Net investment income	1.24	%(6)	0.98%	1.12%	1.05%	0.93	%(6)
Portfolio Turnover of the Portfolio	27	%(8)	35%	52%	72%	56	%(7)

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been the same.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the commencement of operations, February 18, 2004, to December 31, 2004.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  For the Portfolio's fiscal year ended December 31, 2004.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Large-Cap Value Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Large-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Large-Cap Value Portfolio (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (98.6% at June 30, 2008). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2007, the Fund had a net capital loss of $49,487,647 attributable to security transactions incurred after October 31, 2007. This net capital loss is treated as arising on the first day of the Fund's taxable year ending December 31, 2008.

As of June 30, 2008, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended December 31, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with

Eaton Vance Large-Cap Value Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex–dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2008, EVM earned $201,553 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $336,452 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2008. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2008 amounted to $8,265,168 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2008, the Fund paid or accrued to EVD $896,038 and $2,781,293 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 2008, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $3,494,000 and $55,928,000, respectively. The Class R Plan requires the Fund to pay EVD an amount equal to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services

Eaton Vance Large-Cap Value Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of average daily net assets attributable to Class R shares. For the six months ended June 30, 2008, the Fund paid or accrued to EVD $188,542 representing 0.25% (annualized) of the average daily net assets of Class R shares. The Class B, Class C and Class R Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2008 amounted to $298,679, $927,098 and $188,542 for Class B, Class C and Class R shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2008, the Fund was informed that EVD received approximately $27,000, $238,000 and $93,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended June 30, 2008, increases and decreases in the Fund's investment in the Portfolio aggregated $4,260,318,340 and $1,034,085,746, respectively.

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	149,640,797	136,713,319
Issued to shareholders electing to receive payments of distributions in Fund shares	1,764,627	4,356,579
Redemptions	(39,451,327)	(48,291,491)
Exchange from Class B shares	302,996	617,037
Net increase	112,257,093	93,395,444
Class B	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	706,435	1,854,770
Issued to shareholders electing to receive payments of distributions in Fund shares	26,648	187,515
Redemptions	(1,088,666)	(1,819,952)
Exchange to Class A shares	(303,182)	(617,457)
Net decrease	(658,765)	(395,124)
Class C	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	10,022,911	12,962,985
Issued to shareholders electing to receive payments of distributions in Fund shares	70,692	354,849
Redemptions	(2,851,270)	(3,597,624)
Net increase	7,242,333	9,720,210

Eaton Vance Large-Cap Value Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Class I	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	31,518,696	23,952,548
Issued to shareholders electing to receive payments of distributions in Fund shares	252,023	370,522
Redemptions	(4,588,077)	(2,938,489)
Net increase	27,182,642	21,384,581
Class R	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	4,525,319	3,500,524
Issued to shareholders electing to receive payments of distributions in Fund shares	37,086	102,612
Redemptions	(637,980)	(1,102,600)
Net increase	3,924,425	2,500,536

Large-Cap Value Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.1%
Security	Shares	Value
Aerospace & Defense — 6.0%
General Dynamics Corp.	2,200,000	$185,240,000
Lockheed Martin Corp.	1,850,000	182,521,000
United Technologies Corp.	3,750,000	231,375,000
		$599,136,000
Auto Components — 0.8%
Johnson Controls, Inc.	2,800,000	$80,304,000
		$80,304,000
Capital Markets — 6.1%
Ameriprise Financial, Inc.	1,500,000	$61,005,000
Bank of New York Mellon Corp. (The)	4,650,000	175,909,500
Franklin Resources, Inc.	900,000	82,485,000
Goldman Sachs Group, Inc.(1)	1,100,000	192,390,000
State Street Corp.	1,500,000	95,985,000
		$607,774,500
Commercial Banks — 3.5%
M&T Bank Corp.(1)	1,000,000	$70,540,000
U.S. Bancorp(1)	5,000,000	139,450,000
Wells Fargo & Co.	5,750,000	136,562,500
		$346,552,500
Computer Peripherals — 4.5%
Hewlett-Packard Co.	5,550,000	$245,365,500
International Business Machines Corp.	1,750,000	207,427,500
		$452,793,000
Consumer Finance — 0.8%
American Express Co.	2,050,000	$77,223,500
		$77,223,500
Diversified Financial Services — 2.3%
JPMorgan Chase & Co.	6,750,000	$231,592,500
		$231,592,500
Diversified Telecommunication Services — 4.4%
AT&T, Inc.	7,150,000	$240,883,500
Verizon Communications, Inc.	5,650,000	200,010,000
		$440,893,500

Security	Shares	Value
Electric Utilities — 2.4%
Edison International	4,650,000	$238,917,000
		$238,917,000
Energy Equipment & Services — 5.0%
Diamond Offshore Drilling, Inc.	750,000	$104,355,000
Halliburton Co.(1)	2,100,000	111,447,000
National-Oilwell Varco, Inc.(2)	1,500,000	133,080,000
Transocean, Inc.(2)	1,000,000	152,390,000
		$501,272,000
Food & Staples Retailing — 4.8%
CVS Caremark Corp.	1,700,000	$67,269,000
Kroger Co. (The)	6,350,000	183,324,500
Safeway, Inc.	4,750,000	135,612,500
Wal-Mart Stores, Inc.	1,650,000	92,730,000
		$478,936,000
Food Products — 2.3%
Nestle SA	5,000,000	$225,975,928
		$225,975,928
Health Care Providers & Services — 0.6%
Aetna, Inc.	1,500,000	$60,795,000
		$60,795,000
Hotels, Restaurants & Leisure — 0.4%
McDonald's Corp.	800,000	$44,976,000
		$44,976,000
Household Products — 1.3%
Kimberly-Clark Corp.	2,250,000	$134,505,000
		$134,505,000
Independent Power Producers & Energy Traders — 2.5%
Mirant Corp.(1)(2)	2,500,000	$97,875,000
NRG Energy, Inc.(1)(2)	3,500,000	150,150,000
		$248,025,000

See notes to financial statements

Large-Cap Value Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Insurance — 7.4%
Chubb Corp.	4,000,000	$196,040,000
Lincoln National Corp.	3,000,000	135,960,000
MetLife, Inc.	3,500,000	184,695,000
Travelers Companies, Inc. (The)	5,250,000	227,850,000
		$744,545,000
Machinery — 2.9%
Caterpillar, Inc.	1,000,000	$73,820,000
Deere & Co.	1,600,000	115,408,000
Eaton Corp.	1,150,000	97,715,500
		$286,943,500
Media — 1.9%
Comcast Corp., Class A	5,100,000	$96,747,000
Walt Disney Co.	3,150,000	98,280,000
		$195,027,000
Metals & Mining — 4.9%
BHP Billiton, Ltd. ADR(1)	1,900,000	$161,861,000
Freeport-McMoRan Copper & Gold, Inc., Class B	1,400,000	164,066,000
Nucor Corp.	2,250,000	168,007,500
		$493,934,500
Multiline Retail — 1.4%
JC Penney Co., Inc.	2,250,000	$81,652,500
Nordstrom, Inc.(1)	1,850,000	56,055,000
		$137,707,500
Multi-Utilities — 1.7%
Public Service Enterprise Group, Inc.	3,650,000	$167,644,500
		$167,644,500
Oil, Gas & Consumable Fuels — 15.3%
Anadarko Petroleum Corp.	1,550,000	$116,002,000
Apache Corp.	1,050,000	145,950,000
Chevron Corp.	1,900,000	188,347,000
ConocoPhillips	2,650,000	250,133,500
Exxon Mobil Corp.	2,100,000	185,073,000
Hess Corp.	1,800,000	227,142,000
Occidental Petroleum Corp.	2,850,000	256,101,000

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	1,250,000	$51,475,000
XTO Energy, Inc.	1,700,000	116,467,000
		$1,536,690,500
Pharmaceuticals — 5.2%
Abbott Laboratories	1,150,000	$60,915,500
Johnson & Johnson	3,500,000	225,190,000
Merck & Co., Inc.	6,300,000	237,447,000
		$523,552,500
Real Estate Investment Trusts (REITs) — 2.2%
AvalonBay Communities, Inc.(1)	850,000	$75,786,000
Boston Properties, Inc.(1)	600,000	54,132,000
Simon Property Group, Inc.	1,000,000	89,890,000
		$219,808,000
Road & Rail — 1.8%
Burlington Northern Santa Fe Corp.	1,800,000	$179,802,000
		$179,802,000
Specialty Retail — 2.4%
Best Buy Co., Inc.(1)	2,500,000	$99,000,000
Staples, Inc.	4,000,000	95,000,000
TJX Companies, Inc. (The)	1,650,000	51,925,500
		$245,925,500
Textiles, Apparel & Luxury Goods — 0.4%
Nike, Inc., Class B	700,000	$41,727,000
		$41,727,000
Tobacco — 1.2%
Philip Morris International, Inc.	2,350,000	$116,066,500
		$116,066,500
Wireless Telecommunication Services — 0.7%
Vodafone Group PLC ADR	2,500,000	$73,650,000
		$73,650,000
Total Common Stocks (identified cost $9,002,959,090)		$9,732,695,428

See notes to financial statements

Large-Cap Value Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Short-Term Investments — 8.7%
Description	Shares/ Interest (000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 2.83%(3)(4)	466,012	$466,011,714
Investment in Cash Management Portfolio, 2.28%(4)	$405,962	405,961,842
Total Short-Term Investments (identified cost $871,973,556)		$871,973,556
Total Investments — 105.8% (identified cost $9,874,932,646)		$10,604,668,984
Other Assets, Less Liabilities — (5.8)%		$(582,654,031)
Net Assets — 100.0%		$10,022,014,953

ADR - American Depository Receipt

(1)  All or a portion of this security was on loan at June 30, 2008.

(2)  Non-income producing security.

(3)  The amount invested in the Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(4)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2008.

See notes to financial statements

Large-Cap Value Portfolio as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Unaffiliated investments, at value including $452,252,155 of securities on loan (identified cost, $9,002,959,090)	$9,732,695,428
Affiliated investments, at value (identified cost, $871,973,556)	871,973,556
Cash	15
Receivable for investments sold	128,345,660
Dividends and interest receivable	21,481,305
Interest receivable from affiliated investment	772,629
Securities lending income receivable	787,642
Tax reclaims receivable	1,604,880
Total assets	$10,757,661,115
Liabilities
Collateral for securities loaned	$466,011,714
Payable for investments purchased	264,478,320
Payable to affiliate for investment adviser fee	4,803,134
Payable to affiliate for Trustees' fees	522
Accrued expenses	352,472
Total liabilities	$735,646,162
Net Assets applicable to investors' interest in Portfolio	$10,022,014,953
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$9,292,212,965
Net unrealized appreciation (computed on the basis of identified cost)	729,801,988
Total	$10,022,014,953

Statement of Operations

For the Six Months Ended
June 30, 2008

Investment Income
Dividends (net of foreign taxes, $1,158,082)	$99,899,605
Interest	45
Securities lending income, net	1,622,275
Interest income allocated from affiliated investment	5,219,171
Expenses allocated from affiliated investment	(721,461)
Total investment income	$106,019,635
Expenses
Investment adviser fee	$25,072,093
Trustees' fees and expenses	7,524
Custodian fee	524,749
Legal and accounting services	57,668
Miscellaneous	52,258
Total expenses	$25,714,292
Net investment income	$80,305,343
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(291,773,258)
Foreign currency transactions	(50,358)
Net realized loss	$(291,823,616)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(405,479,741)
Foreign currency	11,768
Net change in unrealized appreciation (depreciation)	$(405,467,973)
Net realized and unrealized loss	$(697,291,589)
Net decrease in net assets from operations	$(616,986,246)

See notes to financial statements

Large-Cap Value Portfolio as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
From operations — Net investment income	$80,305,343	$91,114,568
Net realized loss from investment and foreign currency transactions	(291,823,616)	(10,805,151)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(405,467,973)	438,918,818
Net increase (decrease) in net assets from operations	$(616,986,246)	$519,228,235
Capital transactions — Contributions	$4,288,551,658	$3,940,715,040
Withdrawals	(1,039,640,777)	(1,346,700,912)
Net increase in net assets from capital transactions	$3,248,910,881	$2,594,014,128
Net increase in net assets	$2,631,924,635	$3,113,242,363
Net Assets
At beginning of period	$7,390,090,318	$4,276,847,955
At end of period	$10,022,014,953	$7,390,090,318

See notes to financial statements

Large-Cap Value Portfolio as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006	2005	2004	2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	0.61	%(2)	0.62%†	0.63%†	0.65%†	0.66%†	0.69%
Net investment income	1.87	%(2)	1.59%	1.77%	1.59%	1.63%	1.68%
Portfolio Turnover	27	%(3)	35%	52%	72%	56%	57%
Total Return	(6.96	)%(3)	10.38%	19.26%	11.89%	16.16%	23.84%
Net assets, end of period (000's omitted)	$10,022,015		$7,390,090	$4,276,848	$2,090,791	$1,078,030	$642,883

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been the same.

(1)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)  Annualized.

(3)  Not annualized.

See notes to financial statements

Large-Cap Value Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Large-Cap Value Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2008, Eaton Vance Large-Cap Value Fund, Eaton Vance Balanced Fund and Eaton Vance Equity Asset Allocation Fund held an interest of 98.6%, 1.0% and 0.04%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral Fund are valued at the net asset value per share on the valuation date.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio had elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate,

Large-Cap Value Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2008, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended December 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement, as amended by a fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio's average daily net assets up to $2 billion, 0.600% from $2 billion up to $5 billion, 0.575% from $5 billion up to $10 billion and at reduced rates as daily net assets exceed that level, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fee. For the six months ended June 30, 2008, the Portfolio's adviser fee totaled $25,779,090 of which $706,997 was allocated from Cash Management and $25,072,093 was paid or accrued directly by the Portfolio. For the six months ended June 30, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.60% (annualized) of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer

Large-Cap Value Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $5,523,424,004 and $2,307,582,070, respectively, for the six months ended June 30, 2008.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2008 as determined on a federal income tax basis were as follows:

Aggregate cost	$9,879,270,937
Gross unrealized appreciation	$1,158,875,704
Gross unrealized depreciation	(433,477,657)
Net unrealized appreciation	$725,398,047

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2008.

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $4,899,104 for the six months ended June 30, 2008. At June 30, 2008, the value of the securities loaned and the value of the collateral amounted to $452,252,155 and $466,011,714, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

7  Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2008, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$10,378,693,056
Level 2	Other Significant Observable Inputs	225,975,928
Level 3	Significant Unobservable Inputs	—
Total		$10,604,668,984

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

Eaton Vance Large-Cap Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Large-Cap Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Large-Cap Value Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Large-Cap Value Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance Large-Cap Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2007 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Large-Cap Value Fund

OFFICERS AND TRUSTEES

Eaton Vance Large-Cap Value Fund

Officers
Thomas E. Faust Jr.
President and Trustee
Michael A. Allison
Vice President
J. Scott Craig
Vice President
Gregory R. Greene
Vice President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert J. Milmore
Vice President
J. Bradley Ohlmuller
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Chief Legal Officer and Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

Large-Cap Value Portfolio

Officers Duncan W. Richardson President Michael R. Mach Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Chief Legal Officer and Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

Investment Adviser of Large-Cap Value Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Large-Cap Value Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Large-Cap Value Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

173-8/08  GNCSRC

Semiannual Report June 30, 2008

EATON VANCE
SMALL-CAP
GROWTH
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Small-Cap Growth Fund as of June 30, 2008

INVESTMENT UPDATE

Nancy B. Tooke, CFA
Portfolio Manager

Economic and Market Conditions

•                  Equity markets remained challenging during the six months ended June 30, 2008, as concerns surrounding ailing credit markets, elevated commodity prices and a slowing global economy failed to abate. The equity markets suffered their worst quarterly loss in more than five years in the first quarter of 2008. The second quarter remained just as difficult as investors dealt with ongoing turmoil in the financial and housing markets, creeping inflation and a continuing global economic slowdown. Major indices registered declines in the first half of the year, and the S&P SmallCap 600 Index lost 7.09% during the period. In this environment, small-cap stocks continued to lead large-cap stocks, and growth stocks outpaced their value counterparts.

•                  For the six months ended June 30, 2008, just one of the ten major sectors within the S&P SmallCap 600 Index(3) – energy – registered a positive return. Energy stocks were the runaway pacesetters during the period, while utilities and industrials were the next best performing sectors, posting relatively modest losses. The telecommunications services, financials, consumer discretionary and materials sectors were the weakest performing sectors. Market-leading industries during the six-month period included oil and gas consumables, road and rail, tobacco, energy equipment and services, and air freight and logistics. The worst-performing industries included airlines, automobiles, thrifts and mortgage companies, health care technology and diversified telecommunications, all of which posted sharply negative returns.

Management Discussion

•                  During the six months ended June 30, 2008, all of the Fund’s share classes(1) significantly outperformed their benchmark index and the average return of their Lipper peer group. The primary reason for the Fund’s outperformance were overweightings and favorable stock selection in the energy and materials sectors, where stock performance reflected the rise in oil prices and continuing demand for raw materials. Underweightings and stock selection in the consumer discretionary and information technology sectors also contributed to relative outperformance. Lower spending by consumers and a deferral of technology purchases by businesses made selectivity key in those areas.

•                  In the energy sector, the Fund saw strong performance from its investments in independent oil and gas exploration companies. The surge in oil and natural gas prices – together with improved drilling technologies – has improved the economic feasibility of drilling in previously hard-to-access shale formations. Many drillers achieved record production volumes and added significantly to reserves. The Fund’s investments in coal producers also fared well, with companies benefiting from industry consolidation and rising exports to China and India. With global demand exceeding supply, prices for both thermal coal and metallurgical coal used in steel production have risen sharply.

•                  The Fund was highly selective in the consumer discretionary sector, as consumers reined in spending due to high gasoline and food prices and a depressed housing market. The Fund’s investment in a discount retail chain was additive to performance. The

Eaton Vance Small-Cap Growth Fund

Total Return Performance 12/31/07 – 6/30/08

Class A(2)	8.73%
Class B(2)	8.27
Class C(2)	8.30
S&P SmallCap 600 Index(3)	-7.09
Lipper Small Cap Growth Funds Average(3)	-11.82

See page 3 for more performance information.

(1)

The Fund currently invests in a separate registered investment company, Small-Cap Growth Portfolio, with the same objective and investment policies as the Fund. References to investments are to the Portfolio’s holdings.

(2)

These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower.

(3)

It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares,when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an expense limitation or waiver in effect for certain periods, performance would have been lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

company, which buys closeout merchandise from other retailers and re-sells it at a discount, benefited as shoppers sought value in a difficult economy. The company has also used the recent real estate downturn as an opportunity to purchase properties for future expansion.

•                  In the materials sector, the Fund’s investment in a U.S. producer of iron ore pellets was additive to performance. The company has benchmarked its ore prices to rising steel prices and, with continuing infrastructure-related demand from China and India, has operated its mines at full capacity. In the information technology sector, software and electronic equipment makers provided positive performance. In a difficult software environment, a manufacturer of software used in semiconductor design performed well, exceeding revenue forecasts and attracting a merger offer.

•                  While the Fund was significantly underweighted in the financial sector, the group was, nonetheless, a slight drag on performance. Commercial banks remained under pressure, as loan loss provisions continued to rise.

•                  Telecommunications sector stocks were also among the Fund’s laggard performers. A manufacturer of wireless transmission equipment fared poorly. The company’s gross margins deteriorated due to merger- related costs and rising shipping costs, as well as a modest price erosion due to increasing Asia-based competition.

•                  Effective September 1, 2008, the Fund will change its name to Eaton Vance Small-Cap Fund and the Portfolio will change its name to Small-Cap Portfolio.

Portfolio Composition

Top Ten Holdings(1)

By net assets

Petrohawk Energy Corp.	3.5%
Goodrich Petroleum Corp.	3.0
Cleveland-Cliffs, Inc.	2.7
Patriot Coal Corp.	2.5
Denbury Resources, Inc.	2.0
Forest Oil Corp.	1.9
St. Mary Land & Exploration Co.	1.8
FTI Consulting, Inc.	1.8
Foundation Coal Holdings, Inc.	1.7
Foster Wheeler, Ltd.	1.7

(1) Top Ten Holdings represented 22.6% of Portfolio net assets as of 6/30/08. Excludes cash equivalents.

Sector Weightings(2)

By net assets

(2) As a percentage of the Portfolio’s net assets as of 6/30/08. Excludes cash equivalents.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s future investments and may change due to active management.

2

Eaton Vance Small-Cap Growth Fund as of June 30, 2008

FUND PERFORMANCE

Fund performance(1)	Class A	Class B	Class C
Share Class Symbol	ETEGX	EBSMX	ECSMX
Average Annual Total Returns (at net asset value)
Six Months	8.73%	8.27%	8.30%
One Year	9.99	9.15	9.12
Five Years	14.02	13.16	13.18
Ten Years	9.09	N.A.	N.A.
Life of Fund†	10.59	8.02	7.53

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	2.46%	3.27%	7.30%
One Year	3.64	4.17	8.13
Five Years	12.69	12.91	13.18
Ten Years	8.45	N.A.	N.A.
Life of Fund†	10.02	8.02	7.53

†Inception dates: Class A: 1/2/97; Class B: 5/7/02; Class C: 5/3/02

(1)

Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were included, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Total Annual Operating Expenses(2)	Class A	Class B	Class C
Gross Expense Ratio	2.26%	3.01%	3.01%
Net Expense Ratio	1.80	2.55	2.55

(2)

Source: Prospectus dated 5/1/08. Net Expense Ratio reflects a contractual expense reimbursement that continues through 4/30/10. Thereafter, the expense reimbursement may be changed or terminated at any time. Without this expense reimbursement, performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with al distributions reinvested. Investment return and principal value wil fluctuate so that share, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted  return. Absent an expense limitation or waiver in effect for certain periods, performance would have been lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Small-Cap Growth Fund as of June 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 – June 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Small-Cap Growth Fund

	Beginning Account Value (1/1/08)	Ending Account Value (6/30/08)	Expenses Paid During Period* (1/1/08 – 6/30/08)
Actual
Class A	$1,000.00	$1,087.30	$9.34	**
Class B	$1,000.00	$1,082.70	$13.20	**
Class C	$1,000.00	$1,083.00	$13.21	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,015.90	$9.02	**
Class B	$1,000.00	$1,012.20	$12.76	**
Class C	$1,000.00	$1,012.20	$12.76	**

* Expenses are equal to the Fund's annualized expense ratio of 1.80% for Class A shares, 2.55% for Class B shares and 2.55% for Class C shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2007. The Example reflects the expenses of both the Fund and the Portfolio.

** Absent an allocation of certain expenses to the administrator, the expenses would have been higher.

4

Eaton Vance Small-Cap Growth Fund as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Investment in Small-Cap Growth Portfolio, at value (identified cost, $26,794,277)	$32,876,757
Receivable for Fund shares sold	688,429
Receivable from the administrator	22,454
Total assets	$33,587,640
Liabilities
Payable for Fund shares redeemed	$84,579
Payable to affiliate for distribution and service fees	10,910
Payable to affiliate for Trustees' fees	10
Accrued expenses	22,442
Total liabilities	$117,941
Net Assets	$33,469,699
Sources of Net Assets
Paid-in capital	$28,597,341
Accumulated distributions in excess of net realized gain from Portfolio (computed on the basis of identified cost)	(1,059,981)
Accumulated net investment loss	(150,141)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	6,082,480
Total	$33,469,699
Class A Shares
Net Assets	$25,330,291
Shares Outstanding	1,738,933
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.57
Maximum Offering Price Per Share (100 ÷ 94.25 of $14.57)	$15.46
Class B Shares
Net Assets	$3,358,298
Shares Outstanding	228,922
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$14.67
Class C Shares
Net Assets	$4,781,110
Shares Outstanding	335,842
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$14.24
On sales of $50,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2008

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $134)	$32,116
Interest allocated from Portfolio	24,115
Expenses allocated from Portfolio	(109,743)
Net investment loss from Portfolio	$(53,512)
Expenses
Administration fee	$16,074
Trustees' fees and expenses	99
Distribution and service fees Class A	18,945
Class B	14,183
Class C	17,201
Registration fees	34,760
Transfer and dividend disbursing agent fees	20,415
Legal and accounting services	18,570
Printing and postage	4,038
Custodian fee	1,429
Miscellaneous	4,567
Total expenses	$150,281
Deduct — Allocation of expenses to the administrator	$42,932
Total expense reductions	$42,932
Net expenses	$107,349
Net investment loss	$(160,861)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$(575,482)
Foreign currency transactions	501
Net realized loss	$(574,981)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$2,869,469
Net change in unrealized appreciation (depreciation)	$2,869,469
Net realized and unrealized gain	$2,294,488
Net increase in net assets from operations	$2,133,627

See notes to financial statements
5

Eaton Vance Small-Cap Growth Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
From operations — Net investment loss	$(160,861)	$(229,412)
Net realized gain (loss) from investment and foreign currency transactions	(574,981)	1,440,463
Net change in unrealized appreciation (depreciation) from investments and foreign currency	2,869,469	1,357,478
Net increase in net assets from operations	$2,133,627	$2,568,529
Distributions to shareholders — From net realized gain Class A	$(734,559)	$(421,939)
Class B	(152,006)	(101,255)
Class C	(181,946)	(107,815)
Total distributions to shareholders	$(1,068,511)	$(631,009)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$12,544,199	$6,472,271
Class B	466,221	863,151
Class C	1,583,750	1,562,202
Net asset value of shares issued to shareholders in payment of distributions declared Class A	645,852	369,829
Class B	133,973	88,694
Class C	124,300	99,282
Cost of shares redeemed Class A	(1,782,904)	(2,809,123)
Class B	(402,761)	(578,222)
Class C	(443,091)	(687,682)
Net asset value of shares exchanged Class A	35,636	76,287
Class B	(35,636)	(76,287)
Net increase in net assets from Fund share transactions	$12,869,539	$5,380,402
Net increase in net assets	$13,934,655	$7,317,922
Net Assets
At beginning of period	$19,535,044	$12,217,122
At end of period	$33,469,699	$19,535,044
Accumulated undistributed net investment income (loss) included in net assets
At end of period	$(150,141)	$10,720

See notes to financial statements
6

Eaton Vance Small-Cap Growth Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)		2003(1)
Net asset value — Beginning of period	$14.230		$12.240	$10.620	$10.010	$9.680		$7.440
Income (loss) from operations
Net investment loss	$(0.086)		$(0.158)	$(0.138)	$(0.143)	$(0.160)		$(0.148)
Net realized and unrealized gain	1.182		2.627	1.758	0.753	0.490		2.388
Total income from operations	$1.096		$2.469	$1.620	$0.610	$0.330		$2.240
Less distributions
From net realized gain	$(0.756)		$(0.479)	$—	$—	$—		$—
Total distributions	$(0.756)		$(0.479)	$—	$—	$—		$—
Net asset value — End of period	$14.570		$14.230	$12.240	$10.620	$10.010		$9.680
Total Return(2)	8.73	%(8)	20.09%	15.25%	6.11%	3.36	%(3)	30.20%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$25,330		$13,008	$7,636	$7,508	$9,418		$11,103
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)(6)	1.80	%(7)	1.85%	2.00%	2.00%	2.00%		2.00%
Net investment loss	(1.28	)%(7)	(1.13)%	(1.20)%	(1.45)%	(1.72)%		(1.78)%
Portfolio Turnover of the Portfolio	33	%(8)	75%	103%	218%	276%		308%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The net increase from gains through the Fund's investment in the Portfolio, realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines, amounted to less than $0.01 per share and had no effect on total return for the year ended December 31, 2004.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  The investment adviser of the Portfolio voluntarily waived a portion of its investment adviser fee and/or the administrator subsidized certain operating expenses (equal to 0.40%, 0.37%, 0.69%, 0.69%, 0.49% and 0.81% of average daily net assets for the six months ended June 30, 2008 and the years ended December 31, 2007, 2006, 2005, 2004 and 2003, respectively). Absent this waiver and/or subsidy, total return would be lower.

(6)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)  Annualized.

(8)  Not annualized.

See notes to financial statements
7

Eaton Vance Small-Cap Growth Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)		2003(1)
Net asset value — Beginning of period	$14.380		$12.460	$10.890	$10.340	$10.080		$7.800
Income (loss) from operations
Net investment loss	$(0.136)		$(0.266)	$(0.230)	$(0.223)	$(0.239)		$(0.231)
Net realized and unrealized gain	1.182		2.665	1.800	0.773	0.499		2.511
Total income from operations	$1.046		$2.399	$1.570	$0.550	$0.260		$2.280
Less distributions
From net realized gain	$(0.756)		$(0.479)	$—	$—	$—		$—
Total distributions	$(0.756)		$(0.479)	$—	$—	$—		$—
Net asset value — End of period	$14.670		$14.380	$12.460	$10.890	$10.340		$10.080
Total Return(2)	8.27	%(8)	19.18%	14.42%	5.32%	2.58	%(3)	29.23%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$3,358		$3,135	$2,465	$2,440	$2,458		$2,439
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)(6)	2.55	%(7)	2.60%	2.75%	2.75%	2.75%		2.75%
Net investment loss	(2.02	)%(7)	(1.89)%	(1.96)%	(2.20)%	(2.47)%		(2.54)%
Portfolio Turnover of the Portfolio	33	%(8)	75%	103%	218%	276%		308%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The net increase from gains through the Fund's investment in the Portfolio, realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines, amounted to less than $0.01 per share and had no effect on total return for the year ended December 31, 2004.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  The investment adviser of the Portfolio voluntarily waived a portion of its investment adviser fee and/or the administrator subsidized certain operating expenses (equal to 0.40%, 0.37%, 0.69%, 0.69%, 0.49% and 0.79% of average daily net assets for the six months ended June 30, 2008 and the years ended December 31, 2007, 2006, 2005, 2004 and 2003, respectively). Absent this waiver and/or subsidy, total return would be lower.

(6)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)  Annualized.

(8)  Not annualized.

See notes to financial statements
8

Eaton Vance Small-Cap Growth Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)		2003(1)
Net asset value — Beginning of period	$13.980		$12.120	$10.600	$10.060	$9.800		$7.590
Income (loss) from operations
Net investment loss	$(0.132)		$(0.258)	$(0.223)	$(0.218)	$(0.232)		$(0.218)
Net realized and unrealized gain	1.148		2.597	1.743	0.758	0.492		2.428
Total income from operations	$1.016		$2.339	$1.520	$0.540	$0.260		$2.210
Less distributions
From net realized gain	$(0.756)		$(0.479)	$—	$—	$—		$—
Total distributions	$(0.756)		$(0.479)	$—	$—	$—		$—
Net asset value — End of period	$14.240		$13.980	$12.120	$10.600	$10.060		$9.800
Total Return(2)	8.30	%(8)	19.22%	14.34%	5.37%	2.65	%(3)	29.12%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$4,781		$3,392	$2,116	$1,950	$2,353		$2,238
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)(6)	2.55	%(7)	2.60%	2.75%	2.75%	2.75%		2.75%
Net investment loss	(2.02	)%(7)	(1.89)%	(1.95)%	(2.20)%	(2.47)%		(2.53)%
Portfolio Turnover of the Portfolio	33	%(8)	75%	103%	218%	276%		308%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The net increase from gains through the Fund's investment in the Portfolio, realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines, amounted to less than $0.01 per share and had no effect on total return for the year ended December 31, 2004.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  The investment adviser of the Portfolio voluntarily waived a portion of its investment adviser fee and/or the administrator subsidized certain operating expenses (equal to 0.40%, 0.37%, 0.69%, 0.69%, 0.49% and 0.80% of average daily net assets for the six months ended June 30, 2008 and the years ended December 31, 2007, 2006, 2005, 2004 and 2003, respectively). Absent this waiver and/or subsidy, total return would be lower.

(6)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)  Annualized.

(8)  Not annualized.

See notes to financial statements
9

Eaton Vance Small-Cap Growth Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance Small-Cap Growth Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Small-Cap Growth Portfolio (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (63.0% at June 30, 2008). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2007, the Fund had net capital losses of $455,118 and $197 attributable to security transactions and foreign currency transactions, respectively, incurred after October 31, 2007. These net capital losses are treated as arising on the first day of the Fund's taxable year ending December 31, 2008.

As of June 30, 2008, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended December 31, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

10

Eaton Vance Small-Cap Growth Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D
H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund's average daily net assets. For the six months ended June 30, 2008, the administration fee amounted to $16,074. EVM has agreed to reimburse the Fund's operating expenses to the extent that they exceed 1.80%, 2.55% and 2.55% annually of the Fund's average daily net assets for Class A, Class B and Class C, respectively. This agreement may be changed or terminated after April 30, 2010. Pursuant to this agreement, EVM was allocated $42,932 of the Fund's operating expenses for the six months ended June 30, 2008. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2008, EVM earned $1,328 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $7,277 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2008. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2008 amounted to $18,945 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2008, the Fund paid or accrued to EVD $10,637 and $12,901 for Class B and Class C shares, respectively, representing 0.75%

11

Eaton Vance Small-Cap Growth Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

(annualized) of the average daily net assets of Class B and Class C shares. At June 30, 2008, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $93,000 and $305,000, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2008 amounted to $3,546 and $4,300 for Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2008, the Fund was informed that EVD received approximately $29,000 and $4,000 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended June 30, 2008, increases and decreases in the Fund's investment in the Portfolio aggregated $14,001,353 and $2,859,492, respectively.

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	902,602	462,308
Issued to shareholders electing to receive payments of distributions in Fund shares	52,852	25,470
Redemptions	(133,398)	(202,773)
Exchange from Class B shares	2,719	5,424
Net increase	824,775	290,429
Class B	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	32,522	60,445
Issued to shareholders electing to receive payments of distributions in Fund shares	10,866	6,046
Redemptions	(29,799)	(41,021)
Exchange to Class A shares	(2,695)	(5,356)
Net increase	10,894	20,114
Class C	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	116,544	111,668
Issued to shareholders electing to receive payments of distributions in Fund shares	10,571	6,957
Redemptions	(33,922)	(50,462)
Net increase	93,193	68,163

12

Small-Cap Growth Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.8%
Security	Shares	Value
Aerospace & Defense — 2.6%
Alliant Techsystems, Inc.(1)	6,270	$637,534
Ceradyne, Inc.(1)	21,015	720,814
		$1,358,348
Beverages — 1.6%
Central European Distribution Corp.(1)	10,960	$812,684
		$812,684
Biotechnology — 1.2%
Martek Biosciences Corp.(1)	18,740	$631,725
		$631,725
Capital Markets — 2.0%
Affiliated Managers Group, Inc.(1)	4,620	$416,077
Lazard, Ltd., Class A	18,560	633,824
		$1,049,901
Chemicals — 1.6%
Intrepid Potash, Inc.(1)	1,000	$65,780
Terra Industries, Inc.	15,675	773,561
		$839,341
Commercial Banks — 1.5%
Cullen/Frost Bankers, Inc.	15,240	$759,714
		$759,714
Commercial Services & Supplies — 3.1%
Clean Harbors, Inc.(1)	9,490	$674,359
FTI Consulting, Inc.(1)	13,470	922,156
		$1,596,515
Computer Peripherals — 0.9%
Stratasys, Inc.(1)	25,830	$476,822
		$476,822
Construction & Engineering — 1.7%
Foster Wheeler, Ltd.(1)	12,410	$907,792
		$907,792

Security	Shares	Value
Distributors — 1.1%
LKQ Corp.(1)	30,640	$553,665
		$553,665
Electrical Equipment — 0.2%
Valence Technology, Inc.(1)	23,280	$103,130
		$103,130
Electronic Equipment & Instruments — 5.1%
Avnet, Inc.(1)	26,250	$716,100
Daktronics, Inc.	40,885	824,650
FLIR Systems, Inc.(1)	18,490	750,139
National Instruments Corp.	13,510	383,279
		$2,674,168
Energy Equipment & Services — 6.0%
Hornbeck Offshore Services, Inc.(1)	13,675	$772,774
ION Geophysical Corp.(1)	42,730	745,639
NATCO Group, Inc., Class A(1)	15,450	842,489
Willbros Group, Inc.(1)	17,971	787,310
		$3,148,212
Health Care Equipment & Supplies — 5.3%
Analogic Corp.	11,850	$747,380
IDEXX Laboratories, Inc.(1)	6,770	329,970
Immucor, Inc.(1)	5,690	147,257
ResMed, Inc.(1)	4,080	145,819
West Pharmaceutical Services, Inc.	17,245	746,364
Wright Medical Group, Inc.(1)	23,280	661,385
		$2,778,175
Health Care Providers & Services — 1.5%
VCA Antech, Inc.(1)	27,460	$762,839
		$762,839
Hotels, Restaurants & Leisure — 1.4%
Scientific Games Corp., Class A(1)	24,020	$711,472
		$711,472
Household Products — 1.5%
Church & Dwight Co., Inc.	14,115	$795,380
		$795,380

See notes to financial statements
13

Small-Cap Growth Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Insurance — 1.5%
Philadelphia Consolidated Holding Corp.(1)	22,730	$772,138
		$772,138
IT Services — 1.3%
Euronet Worldwide, Inc.(1)	41,765	$705,829
		$705,829
Life Sciences Tools & Services — 2.7%
Bruker BioSciences Corp.(1)	62,810	$807,109
PerkinElmer, Inc.	22,540	627,739
		$1,434,848
Machinery — 3.4%
Bucyrus International, Inc., Class A	5,940	$433,739
Colfax Corp.(1)	4,159	104,349
Oshkosh Corp.	23,680	489,939
Titan International, Inc.	20,660	735,909
		$1,763,936
Media — 1.2%
Central European Media Enterprises, Ltd., Class A(1)	7,050	$638,237
		$638,237
Metals & Mining — 3.5%
Cleveland-Cliffs, Inc.	11,860	$1,413,593
Yamana Gold, Inc.	25,054	414,393
		$1,827,986
Multiline Retail — 3.2%
Big Lots, Inc.(1)	28,920	$903,461
Dollar Tree, Inc.(1)	22,960	750,562
		$1,654,023
Oil, Gas & Consumable Fuels — 20.5%
Clean Energy Fuels Corp.(1)	7,470	$85,830
Denbury Resources, Inc.(1)	28,600	1,043,900
Forest Oil Corp.(1)	13,250	987,125
Foundation Coal Holdings, Inc.	10,290	911,488
Goodrich Petroleum Corp.(1)	18,800	1,558,896
Holly Corp.	6,650	245,518
Patriot Coal Corp.(1)	8,500	1,302,965

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Petrohawk Energy Corp.(1)	39,580	$1,832,950
Quicksilver Resources, Inc.(1)	18,090	698,998
Range Resources Corp.	13,160	862,506
St. Mary Land & Exploration Co.	14,550	940,512
TXCO Resources, Inc.(1)	19,960	234,730
		$10,705,418
Real Estate Management & Development — 0.6%
St. Joe Co. (The)	9,700	$332,904
		$332,904
Road & Rail — 3.0%
Kansas City Southern(1)	17,000	$747,830
Landstar System, Inc.	14,430	796,825
		$1,544,655
Semiconductors & Semiconductor Equipment — 9.2%
Advanced Energy Industries, Inc.(1)	43,950	$602,115
Atheros Communications, Inc.(1)	21,170	635,100
Cypress Semiconductor Corp.(1)	29,180	722,205
Intersil Corp., Class A	29,610	720,115
ON Semiconductor Corp.(1)	81,030	743,045
Renesola, Ltd. ADR(1)	39,750	687,675
Verigy, Ltd.(1)	30,060	682,663
		$4,792,918
Software — 2.1%
Parametric Technology Corp.(1)	36,935	$615,706
Sybase, Inc.(1)	17,269	508,054
		$1,123,760
Specialty Retail — 1.5%
Advance Auto Parts, Inc.	20,170	$783,201
		$783,201
Textiles, Apparel & Luxury Goods — 1.5%
Gildan Activewear, Inc.(1)	31,110	$805,127
		$805,127

See notes to financial statements
14

Small-Cap Growth Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Trading Companies & Distributors — 2.3%
GATX Corp.	17,010	$754,053
United Rentals, Inc.(1)	22,790	446,912
		$1,200,965
Total Common Stocks (identified cost $38,338,874)		$50,045,828
Short-Term Investments — 5.8%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 2.28%(2)	3,001	$3,000,714
Total Short-Term Investments (identified cost $3,000,714)		$3,000,714
Total Investments — 101.6% (identified cost $41,339,588)		$53,046,542
Other Assets, Less Liabilities — (1.6)%		$(822,899)
Net Assets — 100.0%		$52,223,643

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2008.

See notes to financial statements
15

Small-Cap Growth Portfolio as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Unaffiliated investments, at value (identified cost, $38,338,874)	$50,045,828
Affiliated investment, at value (identified cost, $3,000,714)	3,000,714
Dividends receivable	7,033
Interest receivable from affiliated investment	5,259
Total assets	$53,058,834
Liabilities
Payable for investments purchased	$769,933
Payable to affiliate for investment adviser fee	29,801
Accrued expenses	35,457
Total liabilities	$835,191
Net Assets applicable to investors' interest in Portfolio	$52,223,643
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$40,516,689
Net unrealized appreciation (computed on the basis of identified cost)	11,706,954
Total	$52,223,643

Statement of Operations

For the Six Months Ended
June 30, 2008

Investment Income
Dividends (net of foreign taxes, $232)	$58,873
Interest	5
Interest income allocated from affiliated investment	45,147
Expenses allocated from affiliated investment	(6,067)
Total investment income	$97,958
Expenses
Investment adviser fee	$141,551
Trustees' fees and expenses	888
Legal and accounting services	29,319
Custodian fee	20,395
Miscellaneous	703
Total expenses	$192,856
Net investment loss	$(94,898)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(1,096,129)
Foreign currency transactions	965
Net realized loss	$(1,095,164)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$4,955,814
Net change in unrealized appreciation (depreciation)	$4,955,814
Net realized and unrealized gain	$3,860,650
Net increase in net assets from operations	$3,765,752

See notes to financial statements
16

Small-Cap Growth Portfolio as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
From operations — Net investment loss	$(94,898)	$(86,330)
Net realized gain (loss) from investment and foreign currency transactions	(1,095,164)	3,189,172
Net change in unrealized appreciation from investments and foreign currency	4,955,814	2,762,759
Net increase in net assets from operations	$3,765,752	$5,865,601
Capital transactions — Contributions	$16,088,075	$13,947,683
Withdrawals	(6,287,458)	(7,019,291)
Net increase in net assets from capital transactions	$9,800,617	$6,928,392
Net increase in net assets	$13,566,369	$12,793,993
Net Assets
At beginning of period	$38,657,274	$25,863,281
At end of period	$52,223,643	$38,657,274

See notes to financial statements
17

Small-Cap Growth Portfolio as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006		2005		2004		2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	1.01	%(2)	0.97%	1.07	%(3)	1.14	%(3)	1.18	%(3)	1.23%
Net investment loss	(0.48	)%(2)	(0.26)%	(0.29)%		(0.59)%		(0.90)%		(1.01)%
Portfolio Turnover	33	%(5)	75%	103%		218%		276%		308%
Total Return	9.15	%(5)	21.13%	16.33%		7.02%		4.23	%(4)	31.20%
Net assets, end of period (000's omitted)	$52,224		$38,657	$25,863		$29,045		$28,804		$27,920

(1)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)  Annualized.

(3)  The investment adviser voluntarily waived a portion of its investment advisory fee (equal to less than 0.01% of average daily net assets for the years ended December 31, 2006, 2005 and 2004, respectively).

(4)  The net gains realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines had no effect on total return for the year ended December 31, 2004.

(5)  Not annualized.

See notes to financial statements
18

Small-Cap Growth Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Small-Cap Growth Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to seek long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2008, Eaton Vance Small-Cap Growth Fund and Eaton Vance Equity Asset Allocation Fund held an interest of 63.0% and 2.2%, respectively, in the Portfolio. In addition, one other investor owned a greater than 10% interest.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income,

19

Small-Cap Growth Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2008, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended December 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level, and is payable monthly. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fee. For the six months ended June 30, 2008, the Portfolio's adviser fee totaled $147,518 of which $5,967 was allocated from Cash Management and $141,551 was paid or accrued directly by the Portfolio. For the six months ended June 30, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.75% (annualized) of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

20

Small-Cap Growth Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $23,103,112 and $12,668,980, respectively, for the six months ended June 30, 2008.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$41,336,237
Gross unrealized appreciation	$13,528,244
Gross unrealized depreciation	(1,817,939)
Net unrealized appreciation	$11,710,305

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2008.

6  Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2008, the inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$53,046,542
Level 2	Other Significant Observable Inputs	—
Level 3	Significant Unobservable Inputs	—
	Total	$53,046,542

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

21

Eaton Vance Small-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

22

Eaton Vance Small-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Small-Cap Growth Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Small-Cap Growth Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

23

Eaton Vance Small-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2007 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

24

Eaton Vance Small-Cap Growth Fund

OFFICERS AND TRUSTEES

Eaton Vance Small-Cap Growth Fund

Officers
Thomas E. Faust Jr.
President and Trustee
Michael A. Allison
Vice President
J. Scott Craig
Vice President
Gregory R. Greene
Vice President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert J. Milmore
Vice President
J. Bradley Ohlmuller
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Chief Legal Officer and Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

Small-Cap Growth Portfolio

Officers Duncan W. Richardson President Nancy B. Tooke Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Chief Legal Officer and Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

25

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Investment Adviser of Small-Cap Growth Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Small-Cap Growth Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Small-Cap Growth Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

164-8/08  SCGSRC

Semiannual Report June 30, 2008

EATON VANCE
SMALL-CAP
VALUE
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Small-Cap Value Fund as of June 30, 2008

INVESTMENT UPDATE

Gregory R. Greene, CFA

Lead Portfolio Manager

Economic and Market Conditions

•      Equity markets remained challenging during the six months ended June 30, 2008, as concerns surrounding ailing credit markets, elevated commodity prices and a slowing global economy failed to abate. The equity markets suffered their worst quarterly loss in more than five years in the first quarter of 2008. The second quarter remained just as difficult as investors dealt with ongoing turmoil in the financial and housing markets, creeping inflation and a continuing global economic slowdown. Major indices registered declines in the first half of the year, and the Russell 2000 Value Index lost 9.84% during the period. In this environment, small-cap stocks continued to lead large-cap stocks, and growth stocks outpaced their value counterparts.

•      For the six months ended June 30, 2008, two of the ten major sectors within the Russell 2000 Value Index(2) – a broad-based, unmanaged index of value stocks – registered positive returns. Energy and materials were the top-performing sectors during the period, followed by industrials and utilities. Telecommunication services, consumer discretionary, financials and health care were the weakest-performing sectors. Market-leading industries in the first half of 2008 included oil and gas consumables, metals and mining, energy equipment and services, and electrical equipment. In contrast, industries such as automobiles, airlines, real estate management and media were the worst-performing industries.

Management Discussion

•      For the six months ended June 30, 2008, all of the Fund’s share classes outperformed their benchmark index, the Russell 2000 Value Index, and the average return of their Lipper peer group. The primary reason for the Fund’s outperformance was favorable stock selection in the industrials, consumer staples and health care sectors. The Fund was also helped by a slight overweighting in the energy sector.

•      Stock selection in the industrials sector provided some of the Fund’s strongest performers during the period. While the industrial sector suffered from the economic slowdown, management identified niche areas of continuing strong demand. A diversified industrial company with exposure to the coal industry performed well, as strong global demand pushed metallurgical coal used in steel making to record prices. An investment in a machinery manufacturer was additive to performance, seeing rising demand for its precision dispensers of coatings and adhesives. A manufacturer of on-board electronics and braking systems for trains had good performance, reflecting increased sales to the passenger transit segment.

•      The Fund also benefited from its investments in the consumer staples sector. In a weak economic environment, several food companies and food and staples retailers fared well selling discounted goods to bargain-hungry shoppers. A warehouse club operator benefited from increased sales of food and gasoline.

•      The energy sector featured some of the Fund’s best performers. A provider of energy equipment fared well, as surging prices for oil and natural gas prompted an increase in drilling activity. The company enjoyed improved profit margins in its offshore and oil sands businesses, as well as contributions from recent acquisitions. An independent natural gas exploration company achieved record production levels.

•      Performance among the Fund’s health care sector investments was mixed. The Fund’s small weighting in pharmaceutical stocks detracted slightly from performance, as drug stocks declined in the face of continuing regulatory challenges and increasing competition from generics. The Fund’s health care

Eaton Vance Small-Cap Value Fund

Total Return Performance 12/31/07 – 6/30/08

Class A(1)	-5.11%
Class B(1)	-5.46
Class C(1)	-5.48
Russell 2000 Value Index(2)	-9.84
Lipper Small Cap Value Funds Average(2)	-8.57

See page 3 for more performance information.

(1)

These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower.

(2)

It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an expense limitation or waiver in effect for certain periods, performance would have been lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

equipment stocks, however, boosted performance, as companies benefited from rising demand for their products from cost-conscious health care providers.

•   While the Fund remained underweighted in the troubled financial sector, the stocks were, nonetheless, a drag on performance. Commercial banks fared poorly, as they faced still higher provisions for bad loans. Hotel real estate investment trusts drifted lower amid concerns over the impact of a weaker economy on travel. Capital markets stocks declined in concert with the weak financial sector and deteriorating investor sentiment.

Fund Composition

Top Ten Holdings(1)

By net assets

Walter Industries, Inc.	4.1%
AptarGroup, Inc.	3.1
BJ’s Wholesale Club, Inc.	3.1
Piedmont Natural Gas Co., Inc.	2.9
Penn Virginia Corp.	2.8
Wabtec Corp.	2.7
ON Semiconductor Corp.	2.5
Nordson Corp.	2.5
IPC Holdings, Ltd.	2.4
RPM, Inc.	2.3

(1) Top Ten Holdings represented 28.4% of Fund net assets as of 6/30/08. Excludes cash equivalents.

Sector Weightings(2)

By net assets

(2) As a percentage of the Fund’s net assets as of 6/30/08. Excludes cash equivalents.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s future investments and may change due to active management.

2

Eaton Vance Small-Cap Value Fund as of June 30, 2008

FUND PERFORMANCE

Fund Performance(1)

	Class A	Class B	Class C
Share Class Symbol	EAVSX	EBVSX	ECVSX
Average Annual Total Returns (at net asset value)
Six Months	-5.11%	-5.46%	-5.48%
One Year	-12.92	-13.56	-13.54
Five Years	10.32	9.51	9.50
Life of Fund†	8.63	8.45	8.38

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-10.54%	-10.19%	-6.42%
One Year	-17.93	-17.44	-14.32
Five Years	9.03	9.23	9.50
Life of Fund†	7.56	8.34	8.38

†Inception dates: Class A: 6/28/02; Class B: 7/9/02; Class C: 7/3/02

(1)

Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were included, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Total Annual Operating Expenses(2)

	Class A	Class B	Class C
Gross Expense Ratio	2.09%	2.84%	2.84%
Net Expense Ratio	1.65	2.40	2.40

(2)   Source: Prospectus dated 5/1/08. Net Expense Ratio reflects a contractual expense reimbursement that continues through 4/30/10. Thereafter, the expense reimbursement may be changed or terminated at any time. Without this expense reimbursement, performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an expense limitation or waiver in effect for certain periods, performance would have been lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Small-Cap Value Fund as of June 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 – June 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Small-Cap Value Fund
	Beginning Account Value (1/1/08)	Ending Account Value (6/30/08)	Expenses Paid During Period* (1/1/08 – 6/30/08)
Actual
Class A	$1,000.00	$948.90	$8.00	**
Class B	$1,000.00	$945.40	$11.61	**
Class C	$1,000.00	$945.20	$11.61	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.70	$8.27	**
Class B	$1,000.00	$1,012.90	$12.01	**
Class C	$1,000.00	$1,012.90	$12.01	**

*  Expenses are equal to the Fund's annualized expense ratio of 1.65% for Class A shares, 2.40% for Class B shares and 2.40% for Class C shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2007.

**  Absent an allocation of certain expenses to the administrator, the expenses would have been higher.

4

Eaton Vance Small-Cap Value Fund as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.6%
Security	Shares	Value
Auto Components — 2.0%
BorgWarner, Inc.	6,400	$284,032
Cooper Tire and Rubber Co.	11,700	91,728
		$375,760
Capital Markets — 1.8%
OptionsXpress Holdings, Inc.	15,500	$346,270
		$346,270
Chemicals — 2.3%
RPM, Inc.	21,600	$444,960
		$444,960
Commercial Banks — 7.6%
First Midwest Bancorp, Inc.	19,400	$361,810
Hanmi Financial Corp.	24,700	128,687
National Penn Bancshares, Inc.	7,100	94,288
Prosperity Bancshares, Inc.	3,600	96,228
Sterling Bancshares, Inc.	43,300	393,597
Trustmark Corp.	21,000	370,650
		$1,445,260
Commercial Services & Supplies — 3.2%
Pike Electric Corp.(1)	20,800	$345,488
School Specialty, Inc.(1)	8,500	252,705
		$598,193
Computer Peripherals — 2.3%
Brocade Communications Systems, Inc.(1)	54,000	$444,960
		$444,960
Containers & Packaging — 3.1%
AptarGroup, Inc.	14,200	$595,690
		$595,690
Electric Utilities — 4.3%
Cleco Corp.	17,300	$403,609
Westar Energy, Inc.	19,300	415,143
		$818,752

Security	Shares	Value
Electrical Equipment — 2.0%
A.O. Smith Corp.	11,500	$377,545
		$377,545
Electronic Equipment & Instruments — 1.0%
Technitrol, Inc.	11,100	$188,589
		$188,589
Energy Equipment & Services — 5.3%
Bristow Group, Inc.(1)	5,200	$257,348
Oil States International, Inc.(1)	6,600	418,704
Parker Drilling Co.(1)	33,900	339,339
		$1,015,391
Food & Staples Retailing — 5.3%
BJ's Wholesale Club, Inc.(1)	15,200	$588,240
Longs Drugstores Corp.	9,900	416,889
		$1,005,129
Food Products — 1.6%
Chiquita Brands International, Inc.(1)	20,200	$306,434
		$306,434
Gas Utilities — 2.9%
Piedmont Natural Gas Co., Inc.	21,200	$554,592
		$554,592
Health Care Equipment & Supplies — 2.0%
West Pharmaceutical Services, Inc.	8,800	$380,864
		$380,864
Health Care Providers & Services — 2.0%
Owens & Minor, Inc.	8,500	$388,365
		$388,365
Hotels, Restaurants & Leisure — 1.9%
Jack in the Box, Inc.(1)	15,700	$351,837
		$351,837

See notes to financial statements
5

Eaton Vance Small-Cap Value Fund as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Household Durables — 2.0%
Tupperware Brands Corp.	11,300	$386,686
		$386,686
Household Products — 2.1%
Church & Dwight Co., Inc.	7,000	$394,450
		$394,450
Industrial Conglomerates — 6.1%
Teleflex, Inc.	6,700	$372,453
Walter Industries, Inc.	7,200	783,144
		$1,155,597
Insurance — 6.2%
IPC Holdings, Ltd.	17,100	$454,005
Protective Life Corp.	11,100	422,355
Zenith National Insurance Corp.	8,400	295,344
		$1,171,704
IT Services — 1.1%
Ness Technologies, Inc.(1)	21,100	$213,532
		$213,532
Leisure Equipment & Products — 1.6%
RC2 Corp.(1)	16,600	$308,096
		$308,096
Machinery — 7.3%
Albany International Corp.	5,000	$145,000
Barnes Group, Inc.	3,900	90,051
CLARCOR, Inc.	4,800	168,480
Nordson Corp.	6,400	466,496
Wabtec Corp.	10,700	520,234
		$1,390,261
Oil, Gas & Consumable Fuels — 4.8%
Penn Virginia Corp.	7,000	$527,940
Rosetta Resources, Inc.(1)	13,500	384,750
		$912,690

Security	Shares	Value
Personal Products — 1.9%
Chattem, Inc.(1)	5,500	$357,775
		$357,775
Pharmaceuticals — 2.2%
Sciele Pharma, Inc.	21,200	$410,220
		$410,220
Real Estate Investment Trusts (REITs) — 2.9%
Senior Housing Properties Trust	19,600	$382,788
Strategic Hotels & Resorts, Inc.	17,200	161,164
		$543,952
Semiconductors & Semiconductor Equipment — 4.3%
Diodes, Inc.(1)	12,475	$344,809
ON Semiconductor Corp.(1)	51,800	475,006
		$819,815
Software — 0.5%
THQ, Inc.(1)	4,600	$93,196
		$93,196
Textiles, Apparel & Luxury Goods — 2.0%
Carter's, Inc.(1)	27,300	$377,286
		$377,286
Thrifts & Mortgage Finance — 2.0%
First Niagara Financial Group, Inc.	28,900	$371,654
		$371,654
Total Common Stocks (identified cost $16,666,312)		$18,545,505
Total Investments — 97.6% (identified cost $16,666,312)		$18,545,505
Other Assets, Less Liabilities — 2.4%		$454,768
Net Assets — 100.0%		$19,000,273

(1)  Non-income producing security.

See notes to financial statements
6

Eaton Vance Small-Cap Value Fund as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Investments, at value (identified cost, $16,666,312)	$18,545,505
Cash	474,530
Receivable for Fund shares sold	18,863
Receivable from the administrator	32,245
Dividends and interest receivable	27,345
Total assets	$19,098,488
Liabilities
Payable for Fund shares redeemed	$38,018
Payable to affiliate for investment adviser fee	16,322
Payable to affiliate for distribution and service fees	9,730
Payable to affiliate for administration fee	2,448
Payable to affiliate for Trustees' fees	5
Accrued expenses	31,692
Total liabilities	$98,215
Net Assets	$19,000,273
Sources of Net Assets
Paid-in capital	$17,857,258
Accumulated net realized loss (computed on the basis of identified cost)	(706,642)
Accumulated net investment loss	(29,536)
Net unrealized appreciation (computed on the basis of identified cost)	1,879,193
Total	$19,000,273
Class A Shares
Net Assets	$10,243,991
Shares Outstanding	799,469
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.81
Maximum Offering Price Per Share (100 ÷ 94.25 of $12.81)	$13.59
Class B Shares
Net Assets	$3,233,713
Shares Outstanding	255,813
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$12.64
Class C Shares
Net Assets	$5,522,569
Shares Outstanding	438,243
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$12.60
On sales of $50,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2008

Investment Income
Dividends	$152,948
Interest	4,863
Total investment income	$157,811
Expenses
Investment adviser fee	$95,485
Administration fee	14,323
Trustees' fees and expenses	51
Distribution and service fees Class A	12,695
Class B	17,300
Class C	27,403
Registration fees	27,974
Custodian fee	20,237
Transfer and dividend disbursing agent fees	18,054
Legal and accounting services	13,574
Printing and postage	5,555
Miscellaneous	6,037
Total expenses	$258,688
Deduct — Allocation of expenses to the administrator	$67,759
Total expense reductions	$67,759
Net expenses	$190,929
Net investment loss	$(33,118)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(350,544)
Net realized loss	$(350,544)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(733,639)
Net change in unrealized appreciation (depreciation)	$(733,639)
Net realized and unrealized loss	$(1,084,183)
Net decrease in net assets from operations	$(1,117,301)

See notes to financial statements
7

Eaton Vance Small-Cap Value Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
From operations — Net investment loss	$(33,118)	$(132,158)
Net realized gain (loss) from investment transactions	(350,544)	1,918,124
Net change in unrealized appreciation (depreciation) from investments	(733,639)	(1,319,573)
Net increase (decrease) in net assets from operations	$(1,117,301)	$466,393
Distributions to shareholders — From net realized gain Class A	$—	$(1,336,422)
Class B	—	(503,275)
Class C	—	(702,076)
Tax return of capital Class A	—	(47,909)
Class B	—	(17,730)
Class C	—	(24,992)
Total distributions to shareholders	$—	$(2,632,404)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$1,590,804	$4,445,609
Class B	105,168	698,932
Class C	824,963	1,689,498
Net asset value of shares issued to shareholders in payment of distributions declared Class A	—	1,277,149
Class B	—	451,737
Class C	—	591,902
Cost of shares redeemed Class A	(2,008,976)	(4,631,695)
Class B	(563,943)	(1,358,269)
Class C	(688,781)	(1,972,395)
Net asset value of shares exchanged Class A	119,236	235,131
Class B	(119,236)	(235,131)
Net increase (decrease) in net assets from Fund share transactions	$(740,765)	$1,192,468
Net decrease in net assets	$(1,858,066)	$(973,543)
Net Assets
At beginning of period	$20,858,339	$21,831,882
At end of period	$19,000,273	$20,858,339
Accumulated undistributed net investment income (loss) included in net assets
At end of period	$(29,536)	$3,582

See notes to financial statements
8

Eaton Vance Small-Cap Value Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)		2003(1)
Net asset value — Beginning of period	$13.500		$14.970	$14.850	$14.240	$12.050		$9.080
Income (loss) from operations
Net investment income (loss)	$0.000	(2)	$(0.033)	$(0.042)	$(0.065)	$(0.073)		$(0.063)
Net realized and unrealized gain (loss)	(0.690)		0.430	2.110	0.675	2.279		3.033
Total income (loss) from operations	$(0.690)		$0.397	$2.068	$0.610	$2.206		$2.970
Less distributions
From net realized gain	$—		$(1.802)	$(1.948)	$—	$(0.016)		$—
Tax return of capital	—		(0.065)	—	—	—		—
Total distributions	$—		$(1.867)	$(1.948)	$—	$(0.016)		$—
Net asset value — End of period	$12.810		$13.500	$14.970	$14.850	$14.240		$12.050
Total Return(3)	(5.11	)%(9)	2.31%	13.92%	4.28%	18.33%		32.71%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$10,244		$11,131	$10,931	$10,284	$7,635		$4,047
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	1.65	%(6)	1.68%	1.75%	1.75%	1.75	%(7)	1.75	%(7)
Net investment income (loss)	0.01	%(6)	(0.21)%	(0.27)%	(0.45)%	(0.58)%		(0.60)%
Portfolio Turnover of the Portfolio(8)	—		—	—	—	1%		24%
Portfolio Turnover of the Fund	25	%(9)	49%	51%	28%	5%		—

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Amount represents less than $0.0005 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  The investment adviser and/or the administrator subsidized certain operating expenses (equal to 0.71%, 0.41%, 0.31%, 0.57%, 0.74% and 3.03% of average daily net assets for the six months ended June 30, 2008 and for the years ended December 31, 2007, 2006, 2005, 2004 and 2003, respectively). Absent this subsidy, total return would be lower.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  Includes the Fund's share of the Portfolio's expenses while the Fund was making investments directly into the Portfolio.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)  Not annualized.

See notes to financial statements
9

Eaton Vance Small-Cap Value Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)		2003(1)
Net asset value — Beginning of period	$13.370		$14.960	$14.950	$14.430	$12.310		$9.340
Income (loss) from operations
Net investment loss	$(0.047)		$(0.152)	$(0.162)	$(0.175)	$(0.172)		$(0.149)
Net realized and unrealized gain (loss)	(0.683)		0.429	2.120	0.695	2.308		3.119
Total income (loss) from operations	$(0.730)		$0.277	$1.958	$0.520	$2.136		$2.970
Less distributions
From net realized gain	$—		$(1.802)	$(1.948)	$—	$(0.016)		$—
Tax return of capital	—		(0.065)	—	—	—		—
Total distributions	$—		$(1.867)	$(1.948)	$—	$(0.016)		$—
Net asset value — End of period	$12.640		$13.370	$14.960	$14.950	$14.430		$12.310
Total Return(2)	(5.46	)%(8)	1.50%	13.10%	3.60%	17.37%		31.80%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$3,234		$4,037	$4,915	$4,905	$3,391		$1,554
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)(4)	2.40	%(5)	2.43%	2.50%	2.50%	2.50	%(6)	2.50	%(6)
Net investment loss	(0.75	)%(5)	(0.98)%	(1.02)%	(1.20)%	(1.33)%		(1.37)%
Portfolio Turnover of the Portfolio(7)	—		—	—	—	1%		24%
Portfolio Turnover of the Fund	25	%(8)	49%	51%	28%	5%		—

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser and/or the administrator subsidized certain operating expenses (equal to 0.71%, 0.41%, 0.31%, 0.57%, 0.74% and 3.03% of average daily net assets for the six months ended June 30, 2008 and for the years ended December 31, 2007, 2006, 2005, 2004 and 2003, respectively). Absent this subsidy, total return would be lower.

(4)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)  Annualized.

(6)  Includes the Fund's share of the Portfolio's expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)  Not annualized.

See notes to financial statements
10

Eaton Vance Small-Cap Value Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)		2003(1)
Net asset value — Beginning of period	$13.330		$14.910	$14.910	$14.400	$12.280		$9.320
Income (loss) from operations
Net investment loss	$(0.047)		$(0.151)	$(0.161)	$(0.175)	$(0.171)		$(0.153)
Net realized and unrealized gain (loss)	(0.683)		0.438	2.109	0.685	2.307		3.113
Total income (loss) from operations	$(0.730)		$0.287	$1.948	$0.510	$2.136		$2.960
Less distributions
From net realized gain	$—		$(1.802)	$(1.948)	$—	$(0.016)		$—
Tax return of capital	—		(0.065)	—	—	—		—
Total distributions	$—		$(1.867)	$(1.948)	$—	$(0.016)		$—
Net asset value — End of period	$12.600		$13.330	$14.910	$14.910	$14.400		$12.280
Total Return(2)	(5.48	)%(8)	1.57%	13.06%	3.54%	17.41%		31.76%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5,523		$5,690	$5,986	$5,501	$4,030		$1,873
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)(4)	2.40	%(5)	2.43%	2.50%	2.50%	2.50	%(6)	2.50	%(6)
Net investment loss	(0.74	)%(5)	(0.97)%	(1.01)%	(1.20)%	(1.32)%		(1.38)%
Portfolio Turnover of the Portfolio(7)	—		—	—	—	1%		24%
Portfolio Turnover of the Fund	25	%(8)	49%	51%	28%	5%		—

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  The investment adviser and/or the administrator subsidized certain operating expenses (equal to 0.71%, 0.41%, 0.31%, 0.57%, 0.74% and 3.03% of average daily net assets for the six months ended June 30, 2008 and for the years ended December 31, 2007, 2006, 2005, 2004 and 2003, respectively). Absent this subsidy, total return would be lower.

(4)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)  Annualized.

(6)  Includes the Fund's share of the Portfolio's expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)  Not annualized.

See notes to financial statements
11

Eaton Vance Small-Cap Value Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Small-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's objective is to seek long-term total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2007, the Fund had net capital losses of $350,046 attributable to security transactions incurred after October 31, 2007. These net capital losses are treated as arising on the first day of the Fund's taxable year ending December 31, 2008.

As of June 30, 2008, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended December 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

12

Eaton Vance Small-Cap Value Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level, and is payable monthly. For the six months ended June 30, 2008, the fee amounted to $95,485 or 1.00% (annualized) of the Fund's average daily net assets. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Fund to Fox Asset Management LLC (Fox), an affiliate of EVM. BMR pays Fox a portion of the advisory fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund's average daily net assets. For the six months ended June 30, 2008, the administration fee amounted to $14,323. EVM has agreed to reimburse the Fund's operating expenses to the extent that they exceed 1.65%, 2.40% and 2.40% annually of the Fund's average daily net assets for Class A, Class B and Class C, respectively. This agreement may be changed or terminated after April 10, 2010. Pursuant to this agreement, EVM was allocated $67,759 of the Fund's operating expenses for the six months ended June 30, 2008. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2008, EVM earned $1,450 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $1,562 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2008. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM's or BMR's organizations, officers and Trustees receive renumeration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM or BMR may elect to defer receipt

13

Eaton Vance Small-Cap Value Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2008 amounted to $12,695 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2008, the Fund paid or accrued to EVD $12,975 and $20,552 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares, respectively. At June 30, 2008, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $13,000 and $408,000, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2008 amounted to $4,325 and $6,851 for Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2008, the Fund was informed that EVD received approximately $12, $54,000 and $5,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments by the Fund, other than short-term obligations, aggregated $4,745,687 and $5,875,891, respectively, for the six months ended June 30, 2008.

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares

14

Eaton Vance Small-Cap Value Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	121,721	282,340
Issued to shareholders electing to receive payments of distributions in Fund shares	—	90,549
Redemptions	(155,911)	(293,520)
Exchange from Class B shares	9,348	14,879
Net increase (decrease)	(24,842)	94,248
Class B	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	8,182	44,843
Issued to shareholders electing to receive payments of distributions in Fund shares	—	32,288
Redemptions	(44,877)	(88,827)
Exchange to Class A shares	(9,458)	(14,950)
Net decrease	(46,153)	(26,646)
Class C	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	65,736	109,185
Issued to shareholders electing to receive payments of distributions in Fund shares	—	42,442
Redemptions	(54,301)	(126,207)
Net increase	11,435	25,420

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$16,668,782
Gross unrealized appreciation	$3,617,548
Gross unrealized depreciation	(1,740,825)
Net unrealized appreciation	$1,876,723

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees for the six months ended June 30, 2008.

10  Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2008, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$18,545,505
Level 2	Other Significant Observable Inputs	—
Level 3	Significant Unobservable Inputs	—
Total		$18,545,505

The Fund held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

15

Eaton Vance Small-Cap Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

16

Eaton Vance Small-Cap Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance Small-Cap Value Fund (the "Fund") with Boston Management and Research (the "Adviser"), and the sub-advisory agreement with Fox Asset Management LLC (the "Sub-adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the respective agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser's and Sub-adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research and similar services to the Fund and whose responsibilities include supervising the Sub-adviser. The Board noted the Adviser's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management. The Board also reviewed information regarding the personnel of the Sub-adviser who provide services to the Fund and noted the Sub-adviser's experience in managing equity portfolios.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

17

Eaton Vance Small-Cap Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and sub-advisory agreement, respectively.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2007 for the Fund. The Board concluded that the Fund's performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the Fund's management fees and total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund and noted that in May 2007 the Adviser implemented additional waivers/reimbursements with respect to the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Fund that the management fees charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with its relationship with the Fund, including the benefits of research services that may be available to the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

18

Eaton Vance Small-Cap Value Fund

OFFICERS AND TRUSTEES

Officers
Thomas E. Faust Jr.
President and Trustee
Michael A. Allison
Vice President
J. Scott Craig
Vice President
Gregory R. Greene
Vice President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert J. Milmore
Vice President
J. Bradley Ohlmuller
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Chief Legal Officer and Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

19

This Page Intentionally Left Blank

Investment Adviser of Eaton Vance Small-Cap Value Fund
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of Eaton Vance Small-Cap Value Fund
Fox Asset Management LLC

331 Newman Springs Road
Red Bank, NJ 07701

Administrator of Eaton Vance Small-Cap Value Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Small-Cap Value Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1303-8/08  SCVSRC

EATON VANCE
REAL
ESTATE
FUND

Semiannual Report June 30, 2008

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at
1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at www.sec.gov.

Eaton Vance Real Estate Fund as of June 30, 2008

INVESTMENT UPDATE

    J. Scott Craig
Portfolio Manager

Economic and Market Conditions

•                  Equity markets remained challenging during the six months ended June 30, 2008, as concerns surrounding ailing credit markets, elevated commodity prices and the slowing global economy failed to abate. The equity markets suffered their worst quarterly loss in more than five years in the first quarter of 2008. The second quarter remained just as difficult, as investors dealt with ongoing turmoil in the financial and housing markets, creeping inflation and a continuing global economic slowdown. Major indices registered declines in the first half of the year, and the S&P 500 Index – a common gauge of US domestic markets – lost 11.9% during the period. In this environment, small-cap stocks continued to lead large-cap stocks, and growth stocks outpaced their value counterparts.

•                  During the six months ended June 30, 2008, real estate investment trusts (REITs) posted negative returns, but outperformed the broader equity market, as measured by the S&P 500 Index. REITs were part of an ongoing downward trend among financial stocks; however, the REIT subsector outperformed other financial stocks for the period. Management believes that REITs were more attractive during the period than other financial issues because of their reasonable financial leverage (lower debt-to-equity ratio) and more durable cash flows.

•                  The market for commercial mortgage-backed securities (CMBS) remained all but non-existent during the first half of 2008. As a result, this lack of debt capital restrained commercial real estate transactions considerably, which made it difficult for investors to estimate the values of properties owned by REITs. Leasing and other related activities were also quiet, as uncertainty over the near-term direction of the economy kept investors cautious.

Management Discussion

•                  The Fund outperformed its benchmark, the Dow Jones Wilshire Real Estate Securities Index, and its Lipper peer group for the six-month period ended June 30, 2008. Although the Fund posted a negative return, it reflected the improving performance of REIT stocks for the six-month period versus the prior six months (6/30/07-12/31/07).

•                  The Fund’s relative performance was aided by a general overweighting in apartment REITs. The Fund was underweighted in the underperforming industrial REITs sector, which contributed to returns. Additionally, security selection among retail REITs was additive to performance.

•                  In contrast, the Fund’s holdings in hotel stocks detracted from returns. The Fund was overweight in the weaker-performing hotel sector for a portion of the period (although the underperformance was mitigated by security selection). Despite an allocation shift to underweight over the course of the six month time frame, the cumulative effect was negative to overall performance.

Eaton Vance Real Estate Fund

Performance 12/31/07 – 6/30/08

Eaton Vance Real Estate Fund(1)	-2.51%
Dow Jones Wilshire Real Estate Securities Index(2)	-3.41
S&P 500 Index(2)	-11.90
Lipper Real Estate Funds Average(2)	-3.94

See page 3 for more performance information.

(1)	Fund shares are offered to certain investors at net asset value.

(2)

It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return shown is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an expense limitation or waiver in effect for certain periods, performance would have been lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Real Estate Fund as of June 30, 2008

FUND COMPOSITION

Top Ten Holdings*

By net assets

Simon Property Group, Inc.	10.3%
Boston Properties, Inc.	7.3
Vornado Realty Trust	7.3
AvalonBay Communities, Inc.	6.9
Equity Residential	5.0
ProLogis	4.2
Public Storage, Inc.	4.2
Federal Realty Investment Trust	3.9
AMB Property Corp.	3.6
Marriott International, Inc., Class A	3.5

* Top Ten Holdings represented 56.2% of the Fund’s net assets as of 6/30/08. Excludes cash equivalents.

Sector Weightings**

By net assets

** As a percentage of the Fund’s net assets as of 6/30/08. Excludes cash equivalents. REITs – real estate investment trusts.

2

Eaton Vance Real Estate Fund as of June 30, 2008

FUND Performance

Performance(1)

Share Class Symbol	EIREX Class I
Average Annual Total Returns (at net asset value)
Six Months	-2.51%
One Year	-14.17
Life of Fund†	-0.10

†Inception Date – 4/28/06

(1)  Fund shares are offered to certain investors at net asset value.

Total Annual operating Expenses(2)

Class I
Gross Expense Ratio	7.08%
Net Expense Ratio	1.15

(2)

From the Fund’s prospectus dated 5/1/08. Reflects a contractual expense reimbursement that continues through 4/30/09. Thereafter, the expense limitation may be changed or terminated at any time. Without this expense limitation, performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an expense limitation or waiver in effect for certain periods, performance would have been lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Real Estate Fund as of June 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 – June 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Real Estate Fund

	Beginning Account Value (1/1/08)	Ending Account Value (6/30/08)	Expenses Paid During Period* (1/1/08 – 6/30/08)
Actual
Class I	$1,000.00	$974.90	$5.65	**
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,019.10	$5.77	**

*   Expenses are equal to the Fund's annualized expense ratio of 1.15% for Class I shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close business on December 31, 2007.

**  Absent an allocation of certain expenses to the administrator, the expenses would have been higher.

4

Eaton Vance Real Estate Fund as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.0%
Security	Shares	Value
Hotels, Resorts & Leisure — 4.7%
Marriott International, Inc., Class A	750	$19,680
Starwood Hotels & Resorts Worldwide, Inc.	170	6,812
		$26,492
Other — 3.2%
Brookfield Properties Corp.	520	$9,251
CB Richard Ellis Group, Inc., Class A(1)	435	8,352
		$17,603
Real Estate Investment Trusts — 87.1%
Health Care — 0.6%
Cogdell Spencer, Inc.	200	$3,250
		$3,250
Hotels & Resorts — 1.7%
DiamondRock Hospitality Co.	80	$871
Host Hotels & Resorts, Inc.	620	8,463
		$9,334
Industrial — 9.1%
AMB Property Corp.	405	$20,404
Eastgroup Properties, Inc.	160	6,864
ProLogis	435	23,642
		$50,910
Mall — 16.7%
CBL & Associates Properties, Inc.	85	$1,941
General Growth Properties, Inc.	135	4,729
Macerich Company (The)	245	15,222
Simon Property Group, Inc.	645	57,979
Taubman Centers, Inc.	280	13,622
		$93,493
Office — 25.2%
Alexandria Real Estate Equities, Inc.	140	$13,628
Boston Properties, Inc.	455	41,050
Corporate Office Properties Trust	170	5,836

Security	Shares	Value
Office (continued)
Douglas Emmett, Inc.	570	$12,523
Duke Realty Corp.	205	4,602
Highwoods Properties, Inc.	375	11,783
Liberty Property Trust, Inc.	205	6,796
SL Green Realty Corp.	50	4,136
Vornado Realty Trust	465	40,920
		$141,274
Residential — 18.0%
American Campus Communities, Inc.	305	$8,491
AvalonBay Communities, Inc.	435	38,785
BRE Properties, Inc.	105	4,544
Camden Property Trust	165	7,303
Equity Residential	735	28,128
Essex Property Trust, Inc.	75	7,988
Mid-America Apartment Communities, Inc.	75	3,828
Post Properties, Inc.	75	2,231
		$101,298
Shopping Center — 10.9%
Acadia Realty Trust	400	$9,260
Equity One, Inc.	75	1,541
Federal Realty Investment Trust	315	21,735
Kimco Realty Corp.	350	12,082
Regency Centers Corp.	285	16,849
		$61,467
Storage — 4.9%
Public Storage, Inc.	290	$23,429
U-Store-It Trust	325	3,884
		$27,313
Total Real Estate Investment Trusts		$488,339
Total Common Stocks (identified cost $585,609)		$532,434

See notes to financial statements
5

Eaton Vance Real Estate Fund as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Short-Term Investments — 6.5%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 2.28%(2)	37	$36,746
Total Short-Term Investments (identified cost $36,746)		$36,746
Total Investments — 101.5% (identified cost $622,355)		$569,180
Other Assets, Less Liabilities — (1.5)%		$(8,410)
Net Assets — 100.0%		$560,770

(1)  Non-income producing security.

(2)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2008.

See notes to financial statements
6

Eaton Vance Real Estate Fund as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Unaffiliated investments, at value (identified cost, $585,609)	$532,434
Affiliated investment, at value (identified cost, $36,746)	36,746
Receivable from the administrator	5,263
Dividends receivable	2,803
Interest receivable from affiliated investment	73
Prepaid expenses	628
Total assets	$577,947
Liabilities
Payable to affiliate for investment adviser fee	$304
Payable to affiliate for administration fee	74
Accrued expenses	16,799
Total liabilities	$17,177
Net Assets	$560,770
Sources of Net Assets
Paid-in capital	$629,050
Accumulated net realized loss (computed on the basis of identified cost)	(22,918)
Accumulated undistributed net investment income	7,813
Net unrealized depreciation (computed on the basis of identified cost)	(53,175)
Total	$560,770
Class I Shares
Net Assets	$560,770
Shares Outstanding	62,657
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.95

Statement of Operations

For the Six Months Ended
June 30, 2008

Investment Income
Dividends (net of foreign taxes, $15)	$10,618
Interest income allocated from affiliated investment	495
Expenses allocated from affiliated investment	(68)
Total investment income	$11,045
Expenses
Investment adviser fee	$1,840
Administration fee	440
Custodian fee	8,350
Legal and accounting services	6,815
Other professional fees	2,078
Registration fees	626
Printing and postage	292
Transfer and dividend disbursing agent fees	172
Miscellaneous	1,662
Total expenses	$22,275
Deduct — Allocation of expenses to the administrator	$18,968
Total expense reductions	$18,968
Net expenses	$3,307
Net investment income	$7,738
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(22,312)
Foreign currency transactions	13
Net realized loss	$(22,299)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$435
Net change in unrealized appreciation (depreciation)	$435
Net realized and unrealized loss	$(21,864)
Net decrease in net assets from operations	$(14,126)

See notes to financial statements
7

Eaton Vance Real Estate Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
From operations — Net investment income	$7,738	$6,679
Net realized gain (loss) from investment and foreign currency transactions, and capital gain distributions received	(22,299)	33,961
Net change in unrealized appreciation (depreciation) from investments	435	(155,251)
Net decrease in net assets from operations	$(14,126)	$(114,611)
Distributions to shareholders — From net investment income	$—	$(6,591)
From net realized gain	—	(37,724)
Tax return of capital	—	(3,396)
Total distributions to shareholders	$—	$(47,711)
Transactions in shares of beneficial interest — Proceeds from sale of shares	$—	$57,500
Net asset value of shares issued to shareholders in payment of distributions declared	—	48,141
Net increase in net assets from Fund share transactions	$—	$105,641
Net decrease in net assets	$(14,126)	$(56,681)
Net Assets
At beginning of period	$574,896	$631,577
At end of period	$560,770	$574,896
Accumulated undistributed net investment income included in net assets
At end of period	$7,813	$75

See notes to financial statements
8

Eaton Vance Real Estate Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended June 30, 2008 (Unaudited)(2)		Year Ended December 31, 2007(2)	Period Ended December 31, 2006(1)(2)
Net asset value — Beginning of period	$9.180		$12.050	$10.000
Income (loss) from operations
Net investment income	$0.123		$0.122	$0.093
Net realized and unrealized gain (loss)	(0.353)		(2.164)	2.287
Total income (loss) from operations	$(0.230)		$(2.042)	$2.380
Less distributions
From net investment income	$—		$(0.113)	$(0.093)
From net realized gain	—		(0.656)	(0.237)
Tax return of capital	—		(0.059)	—
Total distributions	$—		$(0.828)	$(0.330)
Net asset value — End of period	$8.950		$9.180	$12.050
Total Return(3)	(2.51	)%(7)	(17.33)%	23.80	%(4)(7)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$561		$575	$632
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.15	%(6)	1.15%	1.15	%(6)
Net investment income	2.64	%(6)	1.05%	1.24	%(6)
Portfolio Turnover	17	%(7)	39%	21	%(7)

(1)  For the period from the start of business, April 28, 2006, to December 31, 2006.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  During the period from the start of business, April 28, 2006, to December 31, 2006, the investment adviser reimbursed the Fund for expenses and unrealized losses attributable to an unauthorized sale of Fund shares. The reimbursement equaled approximately $0.010 per share and increased Class I's total return by approximately 0.10% for the period from the start of business, April 28, 2006, to December 31, 2006.

(5)  The administrator subsidized certain operating expenses (equal to 6.46%, 5.92% and 5.64% of average daily net assets for the six months ended June 30, 2008, for the year ended December 31, 2007 and for the period from the start of business, April 28, 2006, to December 31, 2006, respectively). Absent this subsidy, total return would be lower.

(6)  Annualized.

(7)  Not annualized.

See notes to financial statements
9

Eaton Vance Real Estate Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Real Estate Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to seek total return. The Fund currently offers Class I shares, which are offered at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Fund may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2008, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed since the start of business on April 28, 2006 to December 31, 2007 remains subject to examination by the Internal Revenue Service.

10

Eaton Vance Real Estate Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expenses Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of substantially all of the distributions it receives from its investments in real estate investment trusts (REITs), less expenses, as well as income from other investments. Such distributions may include income, return of capital, and capital gains. The Fund may also realize capital gains on the sale of its REIT shares and other investments. Distributions of these gains, if any, will be made annually (reduced by available capital loss carryforwards from prior years, if any). In addition, the Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund's average daily net assets and is payable monthly. The portion of the adviser fee payable by Cash Management on the Fund's investment of cash therein is credited against the Fund's adviser fee. For the six months ended June 30, 2008, the Fund's adviser fee totaled $1,908 of which $68 was allocated from Cash Management and $1,840 was paid or accrued directly by the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund's average daily net assets. For the six months ended June 30, 2008, the administration fee amounted to $440. EVM has agreed to reimburse the Fund's operating expenses to the extent that they exceed 1.15% annually of the Fund's average daily net assets for Class I. This agreement may be changed or terminated after April 30, 2009. Pursuant to this agreement, EVM was allocated $18,968 of the Fund's operating expenses for the six months ended June 30, 2008. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2008, EVM earned $4 in sub-transfer agent fees.

Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive

11

Eaton Vance Real Estate Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $98,244 and $98,284, respectively, for the six months ended June 30, 2008.

5  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class I	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Sales	—	5,371
Issued to shareholders electing to receive payments of distributions in Fund shares	—	4,891
Net increase	—	10,262

At June 30, 2008, EVM owned 89% of the outstanding shares of the Fund.

6  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$622,899
Gross unrealized appreciation	$9,111
Gross unrealized depreciation	(62,830)
Net unrealized depreciation	$(53,719)

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any borrowings or allocated fees for the six months ended June 30, 2008.

8  Concentration of Credit Risk

In accordance with the Fund's strategy, under normal market conditions, the Fund's investments are concentrated in equity securities issued by real estate companies such as REITs and other real estate related investment instruments. There are certain additional risks involved in investing in REITs. The value of the Fund's shares may fluctuate more than the shares of a fund not concentrated in real estate industries due to, but not limited to, economic conditions, real estate values and rental income, property taxes, interest rates and tax regulatory requirements.

9  Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

12

Eaton Vance Real Estate Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2008, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$569,180
Level 2	Other Significant Observable Inputs	—
Level 3	Significant Unobservable Inputs	—
Total		$569,180

The Fund held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

13

Eaton Vance Real Estate Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

14

Eaton Vance Real Estate Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement between the Eaton Vance Real Estate Fund (the "Fund") and Eaton Vance Management ("EVM" or the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement with EVM for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by EVM.

The Board considered EVM's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted EVM's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of EVM and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of EVM and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by EVM, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2007. The Board concluded that the performance of the Fund was satisfactory.

15

Eaton Vance Real Estate Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the Fund's management fees and total expense ratio for the year ended September 30, 2007. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by EVM, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by EVM and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by EVM and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by EVM and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to EVM as a result of securities transactions effected for the Fund and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by EVM and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which EVM and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of EVM and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by EVM and its affiliates and the Fund.

16

Eaton Vance Real Estate Fund

OFFICERS AND TRUSTEES

Officers
Thomas E. Faust Jr.
President and Trustee
Michael A. Allison
Vice President
J. Scott Craig
Vice President
Gregory R. Greene
Vice President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert J. Milmore
Vice President
J. Bradley Ohlmuller
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Chief Legal Officer and Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

17

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Investment Adviser and Administrator of Eaton Vance Real Estate Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Real Estate Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

2685-8/08  REFSRC

Semiannual Report June 30, 2008

EATON VANCE CAPITAL &
INCOME
STRATEGIES
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Capital & Income Strategies Fund as of June 30, 2008

INVESTMENT UPDATE

Michael R. Mach, CFA Co-Portfolio Manager

Judith A. Saryan, CFA Co-Portfolio Manager

Michael W. Weilheimer, CFA Co-Portfolio Manager

Economic and Market Conditions

•                  Equity markets remained challenging during the first half of the year, as concerns surrounding ailing credit markets, elevated commodity prices and a slowing global economy failed to abate. The equity markets suffered their worst quarterly loss in more than five years in the first quarter of 2008. The second quarter remained just as difficult, as investors dealt with ongoing turmoil in the financial and housing markets, creeping inflation and a continuing global economic slowdown. Major indices registered declines in the first half of the year, and the S&P 500 Index – a common gauge of U.S. domestic markets – lost 11.9% during the period.(2) In this environment, small-cap stocks continued to lead large-cap stocks, and growth stocks outpaced their value counterparts.

•                  The S&P 500 Index’s sector performance varied widely during the period, with commodity-linked energy and materials sectors faring the best and registering the Index’s only positive sector returns. The weakest-performing sectors were financials, telecommunication services and industrials. Index- leading industries during the period included energy equipment and services, gas utilities, road and rail, and metals and mining. In contrast, industries such as thrift and mortgage finance, automobiles, health care providers, and diversified financials were among the period’s worst-performers.(2)

•                  The Russell 1000 Value Index ended the first half of the year with only one sector – energy – registering positive returns for the six-month period. Aided by its link to commodities, the materials sector finished a distant second with modestly negative returns. The weakest-performing sector was, by far, financials, in which the large-cap value-oriented Index was heavily weighted. Increased anxiety in the markets regarding central banks’ willingness to raise interest rates, a weakened housing market, and ebbing consumer confidence exacerbated the poor performance of financial stocks. Industries making a positive contribution to Index performance during the period were rare, but included oil, gas, and consumable fuels; metals and mining; and road and rail. In contrast, industries such as diversified financials, insurance, and commercial banks were among the period’s worst performers.(2)

•                  The Merrill Lynch U.S. High Yield Master II Index posted modestly negative returns in the first half of 2008. The market was characterized by high volatility, hurt by a weakening economy, large inventories of unsold bonds and a growing risk-aversion by investors. High-yield spreads widened to around 850 basis points (8.50%) over 10-year U.S. Treasuries in March. Following the Federal Reserve’s injection of liquidity in mid-March, the market rallied strongly in April and May, as investors sensed the worst of

Eaton Vance Capital & income strategies Fund
Total Return performance 12/31/07 – 6/30/08

Class A(1)	-4.53%
Class C(1)	-4.89
Class I(1)	-4.41
Russell 1000 Value Index(2)	-13.57
S&P 500 Index(2)	-11.90
Merrill Lynch U.S. High Yield Master II Index(2)	-1.28
Lipper Mixed-Asset Target Allocation
Growth Funds Average(2)	-7.75

See page 3 for more performance information.

(1)

These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, returns would be lower. Class I shares are offered to certain investors at net asset value.

(2)

It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an allocation of expenses to the administrator, the returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

the credit crisis may have passed. While the market faltered again in June in response to continued weak economic and housing data, volatility had lessened. Spreads narrowed from their extremes in March, but remained above historical norms.(2)

Management Discussion

•                  The Fund(1) outperformed two of its benchmarks for the six months ended June 30, 2008 – the Russell 1000 Value Index and the S&P 500 Index – while trailing the Merrill Lynch U.S. High Yield Master II Index.(2) The Fund also outperformed its Lipper Mixed-Asset Target Allocation Growth Funds peer group average.(2) The Fund’s performance is a function of the performance of the underlying Portfolios in which it invests and the approximately equal allocation among these Portfolios. While the individual Portfolios each outperfomed their respective benchmarks for the period, the Fund still registered a loss in a very difficult environment for equities.(2)

•                  A portion of the Fund’s loss for the six months ended June 30, 2008 was attributable to its weighting in large-cap value stocks, through its investment in Large-Cap Value Portfolio, as the broad stock market moved significantly lower. Nonetheless, Large-Cap Value Portfolio outperformed its benchmark, the Russell 1000 Value Index, for the period.(2) Moreover, Large-Cap Value Portfolio outperformed the Index in nine of 10 economic sectors, a result of stock selection and favorable sector allocations.(2) Large-Cap Value Portfolio’s holdings in the energy and consumer staples sectors provided good relative performance. Large-Cap Value Portfolio’s least successful area was the health care sector, where a lack of exposure to rallying health care equipment stocks and a limited exposure to biotechnology hurt relative performance. While Large-Cap Value Portfolio’s financials stock holdings partially reflected the sector’s downturn, stock selection in capital markets and commercial banks was favorable, as was an underweighting in the sector.

•                  A portion of the Fund’s loss for the six months ended June 30, 2008 was attributable to its weighting in dividend paying stocks, through its investment in Dividend Builder Portfolio, as the broad stock market moved lower. Nonetheless, Dividend Builder Portfolio outperformed the Russell 1000 Value and the S&P 500 Indexes for the six-month period.(2) Utility sector holdings – the largest sector position in Dividend Builder Portfolio – helped performance, benefiting from relative stability and defensive characteristics in a weak economy. While financial stocks continued to fare poorly, Dividend Builder Portfolio benefited from an underweighting in the sector. Stock selection in the commercial banking and insurance and mortgage finance industries was also beneficial. Consumer discretionary stocks were among Dividend Builder Portfolio’s least successful performers, as retailers and hotel and restaurants suffered from weaker consumer demand. The industrials, energy and consumer discretionary sectors all detracted from Dividend Builder Portfolio’s relative performance, as the Portfolio had limited exposure to these market-leading sectors.

•                  The Fund’s losses for the six months ended June 30, 2008 were moderated somewhat by its holdings in high-yield bonds, through its investment in Boston Income Portfolio. While Boston Income Portfolio registered a small loss, it narrowly outperformed its benchmark, the Merrill Lynch U.S. High Yield Master II Index.(2) As quality spreads widened during the period, Boston Income Portfolio gradually adopted a normal risk profile, as wider spreads compensated investors for additional risk. This was a departure from a more defensive position amid the historically tight spreads of mid-2007. Boston Income Portfolio emphasized companies whose earnings could, in management’s view, help them weather an economic downturn. Management extended duration somewhat, reducing its holdings in short-maturity securities and floating-rate loans. From a quality standpoint, Boston Income Portfolio selectively added more B-rated bonds that, in management’s view, could potentially benefit from tighter spreads in a more prolonged market rally. As the Bear Stearns rescue ignited a rally in mid-March 2008, some of Boston Income Portfolio’s lower quality bonds started to gain some traction. Energy and paper bonds fared relatively well, as did selected specialty retailers. Gaming and retail bonds were a drag on performance.

(1)

The Fund allocates its assets among common stocks and fixed-income securities, with its equity holdings further diversified among growth and value-oriented stocks. This allocation is achieved through the Fund’s investments in two equity Portfolios – Large-Cap Value Portfolio and Dividend Builder Portfolio – and a fixed-income Portfolio, Boston Income Portfolio.

(2)	It is not possible to invest directly in an Index or a Lipper Classification.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

2

Eaton Vance Capital & Income Strategies Fund as of June 30, 2008

FUND PERFORMANCE

Fund performance (1)	Class A	Class C	Class I
Share Class Symbol	EACIX	ECCIX	EICIX
Average Annual Total Returns (at net asset value)
Six Months	-4.53%	-4.89%	-4.41%
One Year	-1.69	-2.30	-1.45
Life of Fund†	3.67	2.99	3.92

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-10.02%	-5.83%	-4.41%
One Year	-7.37	-3.26	-1.45
Life of Fund†	-0.33	2.99	3.92

† Inception dates: Class A: 12/29/06; Class C: 12/29/06; Class I: 12/29/06

(1)

Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class C reflect a 1% CDSC during the first year. Class I shares are offered to certain investors at net asset value.

Total Annual
Operating Expenses (2)	Class A	Class C	Class I
Gross Expense Ratio	5.37%	6.12%	5.12%
Net Expense Ratio	1.30	2.05	1.05

(2)

Source: Prospectus dated 5/1/08. Net Expense Ratio reflects a contractual expense limitation that continues through 4/30/09. Thereafter, the expense limitation may be changed or terminated at any time. Without this expense limitation, performance would have been lower.

Fund Composition

Portfolio Allocation(3)

By net assets

(3)

As a percentage of the Fund’s net assets as of 6/30/08. You may obtain free copies of each of the Portfolios’ most recent financial statements by contacting Eaton Vance Distributors, Inc. at 1-800-225-6265 or from the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov).

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an allocation of expenses to the administrator, the returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Capital & Income Strategies Fund as of June 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 – June 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Capital & Income Strategies Fund

	Beginning Account Value (1/1/08)	Ending Account Value (6/30/08)	Expenses Paid During Period* (1/1/08 – 6/30/08)
Actual
Class A	$1,000.00	$954.70	$6.56	**
Class C	$1,000.00	$951.10	$10.19	**
Class I	$1,000.00	$955.90	$5.35	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.20	$6.77	**
Class C	$1,000.00	$1,014.40	$10.52	**
Class I	$1,000.00	$1,019.40	$5.52	**

* Expenses are equal to the Fund's annualized expense ratio of 1.35% for Class A shares, 2.10% for Class C shares and 1.10% for Class I shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2007. The Example reflects the expenses of both the Fund and the Portfolios.

** Absent an allocation of certain expenses to the administrator, expenses would have been higher.

4

Eaton Vance Capital & Income Strategies Fund as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Investment in Dividend Builder Portfolio, at value (identified cost, $4,851,267)	$5,053,269
Investment in Boston Income Portfolio, at value (identified cost, $5,244,452)	5,001,720
Investment in Large-Cap Value Portfolio, at value (identified cost, $4,832,542)	4,802,542
Receivable for Fund shares sold	113,286
Receivable from the administrator	18,343
Total assets	$14,989,160
Liabilities
Payable for Fund shares redeemed	$23,488
Payable to affiliate for distribution and service fees	5,864
Payable to affiliate for administration fee	1,812
Accrued expenses	30,507
Total liabilities	$61,671
Net Assets	$14,927,489
Sources of Net Assets
Paid-in capital	$15,542,928
Accumulated net realized loss from Portfolios (computed on the basis of identified cost)	(603,554)
Accumulated undistributed net investment income	58,845
Net unrealized depreciation from Portfolios (computed on the basis of identified cost)	(70,730)
Total	$14,927,489
Class A Shares
Net Assets	$10,295,277
Shares Outstanding	1,015,718
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.14
Maximum Offering Price Per Share (100 ÷ 94.25 of $10.14)	$10.76
Class C Shares
Net Assets	$4,622,076
Shares Outstanding	456,074
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.13
Class I Shares
Net Assets	$10,136
Shares Outstanding	1,000
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.14
On sales of $50,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2008

Investment Income
Interest allocated from Portfolios	$193,275
Dividends allocated from Portfolios (net of foreign taxes, $9,817)	135,188
Securities lending income allocated from Portfolios, net	5,330
Expenses allocated from Portfolios	(39,127)
Net investment income from Portfolios	$294,666
Expenses
Administration fee	$9,196
Trustees' fees and expenses	91
Distribution and service fees Class A	10,436
Class C	19,512
Registration fees	15,420
Legal and accounting services	13,384
Custodian fee	8,740
Transfer and dividend disbursing agent fees	6,421
Printing and postage	4,766
Miscellaneous	8,637
Total expenses	$96,603
Deduct — Allocation of expenses to the administrator	$38,011
Total expense reductions	$38,011
Net expenses	$58,592
Net investment income	$236,074
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) — Investment transactions (identified cost basis)	$(511,450)
Swap contracts	7,593
Foreign currency transactions	1,282
Net realized loss	$(502,575)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(237,669)
Swap contracts	(19,240)
Foreign currency	230
Net change in unrealized appreciation (depreciation)	$(256,679)
Net realized and unrealized loss	$(759,254)
Net decrease in net assets from operations	$(523,180)

See notes to financial statements
5

Eaton Vance Capital & Income Strategies Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
From operations — Net investment income	$236,074	$106,143
Net realized loss from investment transactions, swap contracts and foreign currency transactions	(502,575)	(102,207)
Net change in unrealized appreciation (depreciation) of investments, swap contracts and foreign currency	(256,679)	185,949
Net increase (decrease) in net assets from operations	$(523,180)	$189,885
Distributions to shareholders — From net investment income Class A	$(160,228)	$(51,628)
Class C	(59,780)	(13,669)
Class I	(192)	(278)
Total distributions to shareholders	$(220,200)	$(65,575)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$5,072,607	$7,388,389
Class C	2,196,216	3,374,750
Class I	—	991
Net asset value of shares issued to shareholders in payment of distributions declared Class A	134,454	33,293
Class C	53,189	12,122
Class I	—	13
Cost of shares redeemed Class A	(755,479)	(1,624,578)
Class C	(537,764)	(300,585)
Class I	—	(1,059)
Net increase in net assets from Fund share transactions	$6,163,223	$8,883,336
Net increase in net assets	$5,419,843	$9,007,646
Net Assets
At beginning of period	$9,507,646	$500,000
At end of period	$14,927,489	$9,507,646
Accumulated undistributed net investment income included in net assets
At end of period	$58,845	$42,971

See notes to financial statements
6

Eaton Vance Capital & Income Strategies Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2008 (Unaudited)(1)		Year Ended December 31, 2007(1)	Period Ended December 31, 2006(1)(2)
Net asset value — Beginning of period	$10.810		$10.000	$10.000
Income (loss) from operations
Net investment income	$0.210		$0.332	$—
Net realized and unrealized gain (loss)	(0.701)		0.719	—
Total income (loss) from operations	$(0.491)		$1.051	$—
Less distributions
From net investment income	$(0.179)		$(0.241)	$—
Total distributions	$(0.179)		$(0.241)	$—
Net asset value — End of period	$10.140		$10.810	$10.000
Total Return(3)	(4.53	)%(8)	10.58%	—
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$10,295		$6,369	$480
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)(6)	1.35	%(7)	1.34%	—
Net investment income	4.08	%(7)	3.11%	—
Portfolio Turnover of Dividend Builder Portfolio	72	%(8)	60%	—
Portfolio Turnover of Boston Income Portfolio	30	%(8)	81%	—
Portfolio Turnover of Large-Cap Value Portfolio	27	%(8)	35%	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Class A commenced operations on December 29, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  The administrator waived its administration fee, the principal underwriter waived its distribution and services fees, the administrator subsidized certain operating expenses and/or the investment adviser to certain Portfolios waived a portion of its investment adviser fee (equal to 0.62%, 4.03% and 0.75% of average daily net assets for the six months ended June 30, 2008, the year ended December 31, 2007 and the period from the start of business, December 29, 2006, to December 31, 2006, respectively).

(5)  Includes the Fund's share of the Portfolios' allocated expenses.

(6)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)  Annualized.

(8)  Not annualized.

See notes to financial statements
7

Eaton Vance Capital & Income Strategies Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended June 30, 2008 (Unaudited)(1)		Year Ended December 31, 2007(1)	Period Ended December 31, 2006(1)(2)
Net asset value — Beginning of period	$10.810		$10.000	$10.000
Income (loss) from operations
Net investment income	$0.171		$0.255	$—
Net realized and unrealized gain (loss)	(0.710)		0.731	—
Total income (loss) from operations	$(0.539)		$0.986	$—
Less distributions
From net investment income	$(0.141)		$(0.176)	$—
Total distributions	$(0.141)		$(0.176)	$—
Net asset value — End of period	$10.130		$10.810	$10.000
Total Return(3)	(4.89	)%(8)	9.91%	—
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$4,622		$3,128	$10
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)(6)	2.10	%(7)	2.09%	—
Net investment income	3.33	%(7)	2.38%	—
Portfolio Turnover of Dividend Builder Portfolio	72	%(8)	60%	—
Portfolio Turnover of Boston Income Portfolio	30	%(8)	81%	—
Portfolio Turnover of Large-Cap Value Portfolio	27	%(8)	35%	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Class C commenced operations on December 29, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  The administrator waived its administration fee, the principal underwriter waived its distribution and services fees, the administrator subsidized certain operating expenses and/or the investment adviser to certain Portfolios waived a portion of its investment adviser fee (equal to 0.61%, 4.03% and 0.76% of average daily net assets for the six months ended June 30, 2008, the year ended December 31, 2007 and the period from the start of business, December 29, 2006, to December 31, 2006, respectively)

(5)  Includes the Fund's share of the Portfolios' allocated expenses.

(6)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)  Annualized.

(8)  Not annualized.

See notes to financial statements
8

Eaton Vance Capital & Income Strategies Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended June 30, 2008 (Unaudited)(1)		Year Ended December 31, 2007(1)	Period Ended December 31, 2006(1)(2)
Net asset value — Beginning of period	$10.810		$10.000	$10.000
Income (loss) from operations
Net investment income	$0.219		$0.354	$—
Net realized and unrealized gain (loss)	(0.697)		0.722	—
Total income (loss) from operations	$(0.478)		$1.076	$—
Less distributions
From net investment income	$(0.192)		$(0.266)	$—
Total distributions	$(0.192)		$(0.266)	$—
Net asset value — End of period	$10.140		$10.810	$10.000
Total Return(3)	(4.41	)%(8)	10.84%	—
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$10		$11	$10
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)(6)	1.10	%(7)	1.09%	—
Net investment income	4.27	%(7)	3.37%	—
Portfolio Turnover of Dividend Builder Portfolio	72	%(8)	60%	—
Portfolio Turnover of Boston Income Portfolio	30	%(8)	81%	—
Portfolio Turnover of Large-Cap Value Portfolio	27	%(8)	35%	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Class I commenced operations on December 29, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  The administrator waived its administration fee, the principal underwriter waived its distribution and services fees, the administrator subsidized certain operating expenses and/or the investment adviser to certain Portfolios waived a portion of its investment adviser fee (equal to 0.58%, 4.03% and 0.75% of average daily net assets for the six months ended June 30, 2008, the year ended December 31, 2007 and the period from the start of business, December 29, 2006, to December 31, 2006, respectively).

(5)  Includes the Fund's share of the Portfolios' allocated expenses.

(6)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)  Annualized.

(8)  Not annualized.

See notes to financial statements
9

Eaton Vance Capital & Income Strategies Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Capital & Income Strategies Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund's investment objective is to seek total return. The Fund currently pursues its objective by investing all of its investable assets in interests in the following three portfolios managed by Eaton Vance Management (EVM) or its affiliates: Dividend Builder Portfolio, Boston Income Portfolio and Large-Cap Value Portfolio (the Portfolios), which are New York trusts. The value of the Fund's investment in the Portfolios reflects the Fund's proportionate interest in the net assets of the Dividend Builder Portfolio, Boston Income Portfolio and Large-Cap Value Portfolio (0.23%, 0.26% and 0.05%, respectively, at June 30, 2008). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website (www.sec.gov), at the Commission's public reference room in Washington, DC or upon request from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-225-6265.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The valuation policy of each Portfolio is as follows: Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. The Boston Income Portfolio's investments include interests in senior floating rate loans (Senior Loans). The Portfolio's investment adviser has characterized certain Senior Loans as liquid based on a predetermined acceptable number and range of market quotations available. Such loans are valued on the basis of market valuations furnished by an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures established by the Trustees as permitted by the 1940 Act. Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of market quotations provided by independent pricing services. The pricing services consider various factors relating to bonds and/or market transactions to determine market value. Credit default swaps are valued by a broker-dealer (usually the counterparty to the agreement). Forward foreign currency exchange contracts are generally valued using prices supplied by a pricing vendor or dealers. In addition, Large-Cap Value and Dividend Builder Portfolios' valuation policies include the following: Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When

10

Eaton Vance Capital & Income Strategies Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

The Portfolios may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research and EVM, respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral Fund are valued at the net asset value per share on the valuation date.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2007, the Fund, for federal income tax purposes, had a capital loss carryforward of $25,452 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2015.

Additionally, at December 31, 2007, the Fund had net capital losses of $35,561 attributable to security transactions incurred after October 31, 2007. These net capital losses are treated as arising on the first day of the Fund's taxable year ending December 31, 2008.

As of June 30, 2008, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed since the start of business on December 29, 2006 to December 31, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments,

11

Eaton Vance Capital & Income Strategies Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex–dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund's average daily net assets up to $500 million that are invested directly in securities and is payable monthly. On net assets of $500 million and over that are invested directly in securities, the annual fee is reduced. To the extent assets are invested in the Portfolios, the Fund is allocated its share of the adviser fee paid by each Portfolio in which it invests. The Fund's allocated portion of the adviser fees paid by the Portfolios totaled $37,329 for the six months ended June 30, 2008. There were no adviser fees paid by the Fund for investing directly in securities for the six months ended June 30, 2008. For the six months ended June 30, 2008, the Fund's investment adviser fee, including the adviser fees allocated from the Portfolios, was 0.61% (annualized) of the Fund's average daily net assets. The administration fee is earned by EVM as compensation for managing and administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund's average daily net assets. For the six months ended June 30, 2008, the administration fee amounted to $9,196. Effective May 1, 2008, EVM has agreed to reimburse the Fund's operating expenses to the extent that they exceed 1.30%, 2.05% and 1.05% annually of the Fund's average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after April 30, 2009. Pursuant to this agreement, EVM was allocated $23,268 of the Fund's operating expenses for the period May 1, 2008 through June 30, 2008. In addition, pursuant to a voluntary reimbursement, EVM was allocated $14,743 of the Fund's operating expenses for the period January 1, 2008 through April 30, 2008. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2008, EVM earned $347 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM, received $19,619 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2008. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolios who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2008 amounted to $10,436 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts

12

Eaton Vance Capital & Income Strategies Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

theretofore paid or payable to EVD. For the six months ended June 30, 2008, the Fund paid or accrued to EVD $14,634 for Class C shares, representing 0.75% (annualized) of the average daily net assets of Class C shares. At June 30, 2008, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $241,000.

The Class C Plan also authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2008 amounted to $4,878 for Class C shares.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2008, the Fund was informed that EVD received approximately $3,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended June 30, 2008, increases and decreases in the Fund's investment in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals
Dividend Builder Portfolio	$2,168,455	$214,215
Boston Income Portfolio	2,168,455	214,215
Large-Cap Value Portfolio	2,168,455	214,215

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	487,952	689,876
Issued to shareholders electing to receive payments of distributions in Fund shares	13,245	3,106
Redemptions	(74,519)	(151,942)
Net increase	426,678	541,040
Class C	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	213,844	316,355
Issued to shareholders electing to receive payments of distributions in Fund shares	5,239	1,131
Redemptions	(52,449)	(29,046)
Net increase	166,634	288,440
Class I	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	—	98
Issued to shareholders electing to receive payments of distributions in Fund shares	—	1
Redemptions	—	(99)
Net increase	—	—

13

Eaton Vance Capital & Income Strategies Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

14

Eaton Vance Capital & Income Strategies Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Capital & Income Strategies Fund (the "Fund") with Eaton Vance Management (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. The Board noted that the Fund is structured as a fund-of-funds, and will invest principally in the Boston Income Portfolio, the Large-Cap Value Portfolio, and the Dividend Builder Portfolio (the "Underlying Funds") in roughly equal proportions, although it has the authority to invest directly in other securities if desired. Each of the Underlying Funds is advised by Boston Management and Research ("BMR"), an affiliate of the Adviser. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund and to the Underlying Funds by the Adviser and BMR.

The Board considered the Adviser's and BMR's management capabilities and investment process with respect to the types of investments to be held by the Underlying Funds and by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Underlying Funds and the Fund. For the Boston Income Portfolio, the Board noted the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. For the Large-Cap Value Portfolio and the Dividend Builder Portfolio, the Board noted the Adviser's and BMR's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management. The Board further noted that the Adviser would be responsible for periodic rebalancing of assets among the Underlying Funds and, potentially, other assets.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part

15

Eaton Vance Capital & Income Strategies Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the period from inception (December 2006) through September 30, 2007 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative services fee rates, to be payable by the Fund, directly or indirectly through the Underlying Funds (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the period from inception through September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered that the Adviser had waived fees and/or paid expenses for the Fund. The Board noted that there is no separate advisory fee for assets invested in the Underlying Funds and that for assets the Fund invests in directly, the advisory fee would approximate the fee to be earned on the expected allocation among the Underlying Funds.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and BMR, the Board concluded with respect to the Fund that the management fees proposed to be charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Underlying Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels for assets directly held by the Fund and includes no separate advisory fee for assets invested in the Underlying Funds. The Board noted that for assets invested in Underlying Funds, the Fund will automatically receive the benefits of such breakpoints as have been established for the Underlying Funds based on their total assets. Based upon the foregoing, the Board concluded that the Adviser and its affiliates and the Fund can be expected to share such benefits equitably.

16

Eaton Vance Capital & Income Strategies Fund

OFFICERS AND TRUSTEES

Officers
Thomas E. Faust Jr.
President and Trustee
Michael A. Allison
Vice President
J. Scott Craig
Vice President
Gregory R. Greene
Vice President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert J. Milmore
Vice President
J. Bradley Ohlmuller
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Chief Legal Officer and Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

17

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Investment Adviser of
Dividend Builder Portfolio, Boston Income Portfolio and Large-Cap Value Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Investment Adviser and Administrator of Eaton Vance Capital & Income Strategies Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Capital & Income Strategies Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

2840-8/08  CISSRC

Semiannual Report June 30, 2008

EATON VANCE
EQUITY ASSET ALLOCATION FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Equity Asset Allocation Fund as of June 30, 2008

INVESTMENT UPDATE

Duncan W. Richardson, CFA
Portfolio Manager

Economic and Market Conditions

•                  Equity markets remained challenging during the six months ended June 30, 2008, as concerns surrounding ailing credit markets, elevated commodity prices and a slowing global economy failed to abate. The equity markets suffered their worst quarterly loss in more than five years in the first quarter of 2008. The second quarter remained just as difficult, as investors dealt with ongoing turmoil in the financial and housing markets, creeping inflation and a continuing global economic slowdown. Major indices registered declines in the first half of the year, and the S&P 500 Index – a common gauge of U.S. domestic markets – lost 11.9% during the period. In this environment, small-cap stocks continued to lead large-cap stocks, and growth stocks outpaced their value counterparts.

•                  Sector performance within the Russell 3000 Index varied widely during the period, with the commodity-linked energy and materials sectors faring the best and registering the Index’s only positive sector returns. The weakest-performing sectors were financials, telecommunication services and consumer discretionary. Index-leading industries during the period included oil, gas, and consumable fuels; energy equipment and services; road and rail; and metals and mining. In contrast, industries such as automobiles and components, airlines, communication equipment, and thrifts and mortgage finance were among the period’s worst performers.(2)

Management Discussion

•                  For the six months ended June 30, 2008, Eaton Vance Equity Asset Allocation Fund (the Fund)(1) outperformed its benchmark, the Russell 3000 Index, as well as the average return of the Lipper Multi-Cap Core Funds Classification.(3) The Fund’s performance is a function of the performance of the six underlying Portfolios in which it invests, as well as its allocation among these Portfolios.

•                  For the six months ended June 30, 2008, five of the six portfolios outperformed their respective benchmark indices. Management increased the Fund’s target allocation to large-cap portfolios in early 2008, while paring back small-cap and mid-cap exposure. The Fund’s resulting allocation, however, remained overweighted in mid-cap and small-cap investments, which outperformed their larger-cap counterparts. The Fund’s performance was also helped by its exposure to international equities, which on average, fared relatively better than domestic equities.

•                  We believe that the Fund’s multi-asset exposure can provide for generally better diversification, and thus the potential for lower volatility, in an unpredictable investment environment. In allocating the Fund’s assets among the Portfolios, management seeks to maintain broad diversification and emphasize market sectors that management believes offer relatively attractive risk-adjusted return prospects based on its assessment of current and future market trends and conditions.

Eaton Vance Equity Asset Allocation Fund

Performance 12/31/07 – 6/30/08

Class A(2)	-6.02%
Class C(2)	-6.40
Class I(2)	-5.91
Russell 3000 Index(3)	-11.05
Lipper Multi-Cap Core Funds Average(3)	-10.62

See page 2 for more performance information.

(1)   The Fund currently invests all of its investable assets in six equity portfolios managed by Eaton Vance Management (EVM) or its affiliates.

(2)   These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value.

(3)   It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an allocation of expenses to the administrator, returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Equity Asset Allocation Fund as of June 30, 2008

FUND PERFORMANCE

Performance(1)	Class A	Class C	Class I
Share Class Symbol	EEAAX	EEACX	EEAIX
Average Annual Total Returns (at net asset value)
Six Months	-6.02%	-6.40%	-5.91%
One Year	-1.33	-2.11	-1.13
Life of Fund†	5.28	4.47	5.61

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-11.42%	-7.33%	-5.91%
One Year	-7.02%	-3.09	-1.13
Life of Fund†	1.22	4.47	5.61

†Inception Dates – Class A, Class C, and Class I: 12/29/06

(1)  Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered to certain investors at net asset value.

Total Annual
Operating Expenses(2)	Class A	Class C	Class I
Gross Expense Ratio	4.76%	5.50%	4.47%
Net Expense Ratio	1.45	2.20	1.20

(2)   Source: Prospectus dated 5/1/08. Net Expense Ratio reflects a contractual expense limitation that continues through April 30, 2009. Thereafter, the expense limitation may be changed or terminated at any time. Without this expense limitation, performance would have been lower.

Fund Composition

Portfolio Allocations(3)

By net assets

(3)  As a percentage of the Fund’s net assets as of 6/30/08. You may obtain free copies of each of the Portfolios’ most recent financial statements by contacting Eaton Vance Distributors, Inc. at 1-800-225-6265 or from the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov).

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an allocation of expenses to the administrator, returns would be lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance Equity Asset Allocation Fund as of June 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 – June 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Equity Asset Allocation Fund

	Beginning Account Value (1/1/08)	Ending Account Value (6/30/08)	Expenses Paid During Period* (1/1/08 – 6/30/08)
Actual
Class A	$1,000.00	$939.80	$7.19	**
Class C	$1,000.00	$936.00	$10.78	**
Class I	$1,000.00	$940.90	$5.98	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.50	$7.47	**
Class C	$1,000.00	$1,013.70	$11.22	**
Class I	$1,000.00	$1,018.70	$6.22	**

** Expenses are equal to the Fund's annualized expense ratio of 1.49% for Class A shares, 2.24% for Class C shares and 1.24% for Class I shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2007. The Example reflects the expenses of both the Fund and the Portfolios.

** Absent an allocation of certain expenses to the administrator, expenses would have been higher.

3

Eaton Vance Equity Asset Allocation Fund as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Investment in International Equity Portfolio, at value (identified cost, $2,963,798)	$2,977,194
Investment in Large-Cap Growth Portfolio, at value (identified cost, $3,832,914)	3,787,771
Investment in Large-Cap Value Portfolio, at value (identified cost, $3,786,069)	3,781,735
Investment in Multi-Cap Growth Portfolio, at value (identified cost, $1,325,399)	1,622,015
Investment in Small-Cap Growth Portfolio, at value (identified cost, $914,527)	1,124,461
Investment in SMID-Cap Portfolio, at value (identified cost, $2,126,552)	1,988,862
Receivable for Fund shares sold	98,873
Receivable from the administrator	8,505
Total Assets	$15,389,416
Liabilities
Payable for Fund shares redeemed	$41,209
Payable to affiliate for distribution and service fees	6,836
Payable to affiliate for administration fee	1,997
Accrued expenses	40,540
Total liabilities	$90,582
Net Assets	$15,298,834
Sources of Net Assets
Paid-in capital	$15,510,972
Accumulated net realized loss from Portfolios (computed on the basis of identified cost)	(579,730)
Accumulated undistributed net investment income	34,813
Net unrealized appreciation from Portfolios (computed on the basis of identified cost)	332,779
Total	$15,298,834
Class A Shares
Net Assets	$9,035,277
Shares Outstanding	838,628
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.77
Maximum Offering Price Per Share (100 ÷ 94.25 of $10.77)	$11.43
Class C Shares
Net Assets	$6,053,098
Shares Outstanding	566,927
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.68
Class I Shares
Net Assets	$210,459
Shares Outstanding	19,463
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.81
On sales of $50,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2008

Investment Income
Dividends allocated from Portfolios (net of foreign taxes, $5,589)	$123,546
Interest allocated from Portfolios	9,853
Securities lending income allocated from Portfolios, net	7,482
Expenses allocated from Portfolios	(58,229)
Net investment income from Portfolios	$82,652
Expenses
Administration fee	$10,274
Distribution and service fees Class A	11,177
Class C	22,408
Registration fees	17,024
Transfer and dividend disbursing agent fees	8,574
Legal and accounting services	24,397
Printing and postage	5,732
Custodian fee	9,171
Trustees' fees and expenses	92
Miscellaneous	7,784
Total expenses	$116,633
Deduct — Allocation of expenses to the administrator	$56,698
Total expense reductions	$56,698
Net expenses	$59,935
Net Investment Income	$22,717
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) — Investment transactions (identified cost basis)	$(525,930)
Foreign currency transactions	(2,356)
Net realized loss	$(528,286)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(233,754)
Foreign currency	(72)
Net change in unrealized appreciation (depreciation)	$(233,826)
Net realized and unrealized loss	$(762,112)
Net increase in net assets from operations	$(739,395)

See notes to financial statements
4

Eaton Vance Equity Asset Allocation Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
From operations — Net investment income	$22,717	$22,289
Net realized loss from investment and foreign currency transactions	(528,286)	(50,716)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(233,826)	566,605
Net increase (decrease) in net assets from operations	$(739,395)	$538,178
Distributions to shareholders — From net investment income Class A	$—	$(10,645)
Class I	—	(276)
Tax return of capital Class A	—	(9,238)
Class I	—	(240)
Total distributions to shareholders	$—	$(20,399)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$4,007,602	$9,564,091
Class C	3,746,378	3,075,861
Class I	64,673	140,257
Net asset value of shares issued to shareholders in payment of distributions declared Class A	—	17,294
Class I	—	478
Cost of shares redeemed Class A	(3,350,324)	(1,599,398)
Class C	(597,511)	(46,041)
Class I	(2,910)	—
Net increase in net assets from Fund share transactions	$3,867,908	$11,152,542
Net increase in net assets	$3,128,513	$11,670,321
Net Assets
At beginning of period	$12,170,321	$500,000
At end of period	$15,298,834	$12,170,321
Accumulated undistributed net investment income included in net assets
At end of period	$34,813	$12,096

See notes to financial statements
5

Eaton Vance Equity Asset Allocation Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2008 (Unaudited)(1)		Year Ended December 31, 2007(1)	Period Ended December 31, 2006(1)(2)
Net asset value — Beginning of period	$11.470		$10.000	$10.000
Income (loss) from operations
Net investment income	$0.029		$0.072	$—
Net realized and unrealized gain (loss)	(0.729)		1.425	—
Total income (loss) from operations	$(0.700)		$1.497	$—
Less distributions
From net investment income	$—		$(0.015)	$—
Tax return of capital	—		(0.012)	—
Total distributions	$—		$(0.027)	$—
Net asset value — End of period	$10.770		$11.470	$10.000
Total Return(3)	(6.02	)%(8)	14.96%	—
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$9,035		$8,882	$480
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)(6)	1.49	%(7)	1.51%	—
Net investment income	0.54	%(7)	0.65%	—
Portfolio Turnover of International Equity Portfolio	16	%(8)	27%	—
Portfolio Turnover of Large-Cap Growth Portfolio	42	%(8)	46%	—
Portfolio Turnover of Large-Cap Value Portfolio	27	%(8)	35%	—
Portfolio Turnover of Multi-Cap Growth Portfolio	97	%(8)	159%	—
Portfolio Turnover of Small-Cap Growth Portfolio	33	%(8)	75%	—
Portfolio Turnover of SMID-Cap Portfolio	21	%(8)	81%	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Class A commenced operations on December 29, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolios' allocated expenses.

(5)  The administrator waived its administration fee, the principal underwriter waived its distribution and services fees, the administrator subsidized certain operating expenses and/or the investment adviser to certain Portfolios waived a portion of its investment adviser fee and/or subsidized certain operating expenses (equal to 0.83%, 3.25% and 69.21% of average daily net assets for the six months ended June 30, 2008, the year ended December 31, 2007 and the period ended December 31, 2006, respectively).

(6)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)  Annualized.

(8)  Not annualized.

See notes to financial statements
6

Eaton Vance Equity Asset Allocation Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended June 30, 2008 (Unaudited)(1)		Year Ended December 31, 2007(1)	Period Ended December 31, 2006(1)(2)
Net asset value — Beginning of period	$11.410		$10.000	$10.000
Income (loss) from operations
Net investment loss	$(0.006)		$(0.011)	$—
Net realized and unrealized gain (loss)	(0.724)		1.421	—
Total income (loss) from operations	$(0.730)		$1.410	$—
Net asset value — End of period	$10.680		$11.410	$10.000
Total Return(3)	(6.40	)%(8)	14.10%	—
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$6,053		$3,133	$10
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)(6)	2.24	%(7)	2.26%	—
Net investment loss	(0.10	)%(7)	(0.10)%	—
Portfolio Turnover of International Equity Portfolio	16	%(8)	27%	—
Portfolio Turnover of Large-Cap Growth Portfolio	42	%(8)	46%	—
Portfolio Turnover of Large-Cap Value Portfolio	27	%(8)	35%	—
Portfolio Turnover of Multi-Cap Growth Portfolio	97	%(8)	159%	—
Portfolio Turnover of Small-Cap Growth Portfolio	33	%(8)	75%	—
Portfolio Turnover of SMID-Cap Portfolio	21	%(8)	81%	—

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Class C commenced operations on December 29, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolios' allocated expenses.

(5)  The administrator waived its administration fee, the principal underwriter waived its distribution and services fees, the administrator subsidized certain operating expenses and/or the investment adviser to certain Portfolios waived a portion of its investment adviser fee and/or subsidized certain operating expenses (equal to 0.83%, 3.24% and 69.96% of average daily net assets for the six months ended June 30, 2008, the year ended December 31, 2007 and the period ended December 31, 2006, respectively).

(6)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)  Annualized.

(8)  Not annualized.

See notes to financial statements
7

Eaton Vance Equity Asset Allocation Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended June 30, 2008 (Unaudited)(1)		Year Ended December 31, 2007(1)	Period Ended December 31, 2006(1)(2)
Net asset value — Beginning of period	$11.500		$10.000	$10.000
Income (loss) from operations
Net investment income	$0.045		$0.100	$—
Net realized and unrealized gain (loss)	(0.735)		1.438	—
Total income (loss) from operations	$(0.690)		$1.538	$—
Less distributions
From net investment income	$—		$(0.020)	$—
Tax return of capital	—		(0.018)	—
Total distributions	$—		$(0.038)	$—
Net asset value — End of period	$10.810		$11.500	$10.000
Total Return(3)	(5.91	)%(8)	15.38%	—
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$210		$156	$10
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)(6)	1.24	%(7)	1.26%	—
Net investment income	0.83	%(7)	0.89%	—
Portfolio Turnover of International Equity Portfolio	16	%(8)	27%	—
Portfolio Turnover of Large-Cap Growth Portfolio	42	%(8)	46%	—
Portfolio Turnover of Large-Cap Value Portfolio	27	%(8)	35%	—
Portfolio Turnover of Multi-Cap Growth Portfolio	97	%(8)	159%	—
Portfolio Turnover of Small-Cap Growth Portfolio	33	%(8)	75%	—
Portfolio Turnover of SMID-Cap Portfolio	21	%(8)	81%	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Class I commenced operations on December 29, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolios' allocated expenses.

(5)  The administrator waived its administration fee, the principal underwriter waived its distribution and services fees, the administrator subsidized certain operating expenses and/or the investment adviser to certain Portfolios waived a portion of its investment adviser fee and/or subsidized certain operating expenses (equal to 0.83%, 3.21% and 68.96% of average daily net assets for the six months ended June 30, 2008, the year ended December 31, 2007 and the period ended December 31, 2006, respectively).

(6)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)  Annualized.

(8)  Not annualized.

See notes to financial statements
8

Eaton Vance Equity Asset Allocation Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Equity Asset Allocation Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund's investment objective is to seek total return. The Fund currently pursues its objective by investing all of its investable assets in the following six equity portfolios managed by Eaton Vance Management (EVM) or its affiliates: International Equity Portfolio, Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Multi-Cap Growth Portfolio, Small-Cap Growth Portfolio and SMID-Cap Portfolio (the Portfolios), which are New York trusts. The value of the Fund's investment in the Portfolios reflects the Fund's proportionate interest in the net assets of the International Equity Portfolio, Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Multi-Cap Growth Portfolio, Small-Cap Growth Portfolio and SMID-Cap Portfolio (7.5%, 3.1%, less than 0.1%, 0.5%, 2.2% and 4.8%, respectively, at June 30, 2008). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website (www.sec.gov), at the Commission's public reference room in Washington, DC or upon request from the Fund's principal underwriter, Eaton Vance Distributors Inc. (EVD), by calling 1-800-225-6265.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The valuation policy of each Portfolio is as follows: Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolios may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a

9

Eaton Vance Equity Asset Allocation Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

constant amortization to maturity of any discount or premium. Investments in Cash Collateral Fund are valued at the net asset value per share on the valuation date.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2007, the Fund, for federal income tax purposes, had a capital loss carryforward of $15,990 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2015.

Additionally, at December 31, 2007, the Fund had a net capital loss of $29,296 attributable to security transactions incurred after October 31, 2007. This net capital loss is treated as arising on the first day of the Fund's taxable year ending December 31, 2008.

As of June 30, 2008, the Fund had no uncertain tax provisions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed since the start of business on December 29, 2006 to December 31, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex–dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a

10

Eaton Vance Equity Asset Allocation Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.80% of the Fund's average daily net assets up to $500 million that are invested directly in securities, and is payable monthly. On net assets of $500 million and over that are invested directly in securities, the annual fee is reduced. To the extent assets are invested in the Portfolios, the Fund is allocated its share of the adviser fee paid by each Portfolio in which it invests. The Fund's allocated portion of the adviser fees paid by the Portfolios totaled $51,520 for the six months ended June 30, 2008. There were no adviser fees paid by the Fund for investing directly in securities for the six months ended June 30, 2008. For the six months ended June 30, 2008, the Fund's investment adviser fee, including the adviser fees allocated from the Portfolios, was 0.76% (annualized) of the Fund's average daily net assets. The administration fee is earned by EVM as compensation for managing and administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund's average daily net assets. For the six months ended June 30, 2008, the administration fee amounted to $10,274. Effective May 1, 2008, EVM has agreed to reimburse the Fund's operating expenses to the extent that they exceed 1.45%, 2.20% and 1.20% annually of the Fund's average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after April 30, 2009. Pursuant to this agreement, EVM was allocated $18,408 of the Fund's operating expenses for the period May 1, 2008 through June 30, 2008. In addition, pursuant to a voluntary reimbursement, EVM was allocated $38,290 of the Fund's operating expenses for the period January 1, 2008 through April 30, 2008. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2008, EVM earned $470 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM, received $16,621 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2008. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolios who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2008 amounted to $11,177 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD. For the six months ended June 30, 2008, the Fund paid or accrued to EVD $16,806 for Class C shares, representing 0.75% (annualized) of the average daily net assets of Class C shares. At June 30, 2008, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $300,000. The Class C Plan also authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution

11

Eaton Vance Equity Asset Allocation Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2008 amounted to $5,602 for Class C shares.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2008, the Fund was informed that EVD received approximately $400 of CDSCs paid by Class C shareholders, and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended June 30, 2008, increases and decreases in the Fund's investment in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals
International Equity Portfolio	$1,241,501	$546,286
Large-Cap Growth Portfolio	1,826,812	705,375
Large-Cap Value Portfolio	1,971,350	637,089
Multi-Cap Growth Portfolio	1,491,668	1,487,523
Small-Cap Growth Portfolio	302,056	204,857
SMID-Cap Portfolio	1,867,088	1,283,761

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	368,522	864,358
Issued to shareholders electing to receive payments of distributions in Fund shares	—	1,487
Redemptions	(304,203)	(139,536)
Net increase	64,319	726,309
Class C	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	347,633	277,719
Redemptions	(55,351)	(4,074)
Net increase	292,282	273,645
Class I	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	6,285	12,520
Issued to shareholders electing to receive payments of distributions in Fund shares	—	41
Redemptions	(383)	—
Net increase	5,902	12,561

12

Eaton Vance Equity Asset Allocation Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

13

Eaton Vance Equity Asset Allocation Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance Equity Asset Allocation Fund (the "Fund") with Eaton Vance Management (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. The Board noted that the Fund is structured as a fund-of-funds, and will invest principally in the International Equity Portfolio, the Large-Cap Growth Portfolio, the Large-Cap Value Portfolio, the Small-Cap Growth Portfolio, the SMID-Cap Portfolio and the Multi-Cap Growth Portfolio (the "Underlying Funds"), although it has the authority to invest directly in other securities if desired. Each of the Underlying Funds is advised by Boston Management and Research ("BMR"), an affiliate of the Adviser. The International Equity Portfolio is sub-advised by Eagle Global Advisors, L.L.C. ("Eagle") and the SMID-Cap Portfolio is sub-advised by Atlanta Capital Management Company, LLC ("Atlanta Capital" and, together with Eagle, the "Sub-advisers"). Atlanta Capital is an affiliate of the Adviser. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser and to the Underlying Funds by BMR and the Sub-advisers.

The Board considered each of the Adviser's, BMR's, and each Sub-adviser's management capabilities and investment process with respect to the types of investments to be held by the Underlying Funds and by the Fund, including the education, experience and number of its respective investment professionals and other personnel who provide portfolio management, investment research, and similar services to any Underlying Fund, as applicable, or the Fund. The Board noted the Adviser's and BMR's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management. The Board further noted that the Adviser would be deciding the allocation of assets among the Underlying Funds and, potentially, other assets.

The Board also reviewed the compliance programs of the Adviser, BMR and the Sub-advisers. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

14

Eaton Vance Equity Asset Allocation Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the period from inception (December 2006) through September 30, 2007 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative services fee rates, to be payable by the Fund, directly or indirectly through the Underlying Funds (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the period from inception through September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered that the Adviser had waived fees and/or paid expenses for the Fund. The Board noted that there is no separate advisory fee for assets invested in the Underlying Funds and that for assets the Fund invests in directly, the advisory fee would approximate the fee to be earned on the expected allocation among the Underlying Funds.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, BMR and the Sub-advisers, the Board concluded with respect to the Fund that the management fees proposed to be charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Underlying Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and the Administrator are reasonable.

Economies of Scale

In reviewing management fees, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels for assets directly held by the Fund and includes no separate advisory fee for assets invested in the Underlying Funds. The Board noted that for assets invested in Underlying Funds, the Fund will automatically receive the benefits of such breakpoints as have been established for the Underlying Funds based on their total assets. Based upon the foregoing, the Board concluded that the Adviser and its affiliates and the Fund can be expected to share such benefits equitably.

15

Eaton Vance Equity Asset Allocation Fund

OFFICERS AND TRUSTEES

Officers
Thomas E. Faust Jr.
President and Trustee
Michael A. Allison
Vice President
J. Scott Craig
Vice President
Gregory R. Greene
Vice President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert J. Milmore
Vice President
J. Bradley Ohlmuller
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Chief Legal Officer and Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

16

Investment Adviser of
International Equity Portfolio, Large-Cap Growth Portfolio,
Large-Cap Value Portfolio, Multi-Cap Growth Portfolio, Small-Cap Growth Portfolio
and SMID-Cap Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Investment Adviser and Administrator of Eaton Vance Equity Asset Allocation Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Equity Asset Allocation Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

2841-8/08  EAASRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	August 13, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 13, 2008

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	August 13, 2008